                                                   Registration No. 333-153033
                                                   File No. 811-22231

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [ X ]

         Pre-Effective Amendment No.  2                               [ X ]
                                     ----

         Post-Effective Amendment No. __                              [   ]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                           [ X ]

         Amendment No.  2                                             [ X ]
                       ----

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                  OPPENHEIMER TARGET DISTRIBUTION & GROWTH FUND
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               (Exact Name of Registrant as Specified in Charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
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               (Address of Principal Executive Offices) (Zip Code)

                                 (303) 768-3200
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              (Registrant's Telephone Number, including Area Code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008
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                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
       [   ]    immediately upon filing pursuant to paragraph (b)
       [   ]    on _______________ pursuant to paragraph (b)
       [   ]    60 days after filing pursuant to paragraph (a)(1)
       [   ]    on _______________ pursuant to paragraph (a)(1)
       [   ]    75 days after filing pursuant to paragraph (a)(2)
       [   ]    on _______________ pursuant to paragraph (a)(2) of Rule 485.

The Registrant hereby amends the Registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with section 8(a) of the
Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), shall determine.

Oppenheimer
LifeCycle Funds

    Oppenheimer Target Distribution Fund
    Oppenheimer Target Distribution & Growth Fund

Prospectus dated November ____, 2008

     The Target  Distribution Fund seeks to provide investors in retirement with regular  monthly cash  payments to meet  retirement  expenses  while  preserving capital over time.

     The Target  Distribution  &  Growth Fund seeks to provide  investors in retirement with regular monthly cash payments to meet retirement  expenses while increasing principal and the level of cash distributions over time.

     This prospectus contains important  information about the Funds' investment
objectives,   policies,   strategies  and  risks.  It  also  contains  important
information about the Funds' target distribution policies and how to buy or sell shares of the Funds and other  account  features.  Please  read this  prospectus carefully before you invest and keep it for future reference about your account.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Funds' securities nor has it determined that this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

                                                       [logo] OppenheimerFunds
                                                       The Right Way to Invest

         CONTENTS

                  About the Funds

                  Investment Objectives and Principal Investment Strategies

                  Main Risks of Investing in the Funds

                  The Funds' Past Performance

                  Fees and Expenses of the Funds

                  The Funds' Target Distribution Policies

                  About the Funds' Investments

                  How the Funds are Managed

                  About Your Account

                  About Your Account

                  Choosing a Share Class

                  The Price of Fund Shares

                  How to Buy, Sell and Exchange Shares

                  Dividends, Capital Gains and Taxes

                  Financial Highlights

ABOUT THE FUNDS

Investment Objectives and Principal Investment Strategies

WHAT IS EACH FUND'S INVESTMENT OBJECTIVE?
o The Target Distribution Fund seeks investment income.
o The Target Distribution & Growth Fund seeks investment income and capital appreciation.

THE FUNDS' MAIN INVESTMENT STRATEGIES. The Funds are a special type of mutual fund known as a "fund of funds." Under normal market conditions, each Fund will invest primarily in a diversified portfolio of other Oppenheimer mutual funds, referred to as the "Underlying Funds." "Normal market conditions" exist when, in the judgment of the Fund's investment adviser, OppenheimerFunds, Inc. (referred to as the "Manager"), securities markets and economic conditions are not unstable or adverse. Each Fund will invest in a combination of Underlying Funds representing various asset classes and sectors, and that combination will change over time. The Manager will seek broad asset diversification for each Fund by selecting Underlying Funds with different investment guidelines and styles. The
Manager will also seek to diversify among Underlying Funds with domestic and foreign investments and with investments in companies of different market capitalizations. Both Funds may also invest in the Oppenheimer Institutional
Money Market Fund and, directly or indirectly, in Treasury Inflation-Protected
Securities (TIPS).

To provide shareholders with regular monthly payments, each Fund has adopted a policy of making cash distributions on or about the 15th day of each month. Each monthly cash distribution in a given calendar year will equal a targeted amount per share, calculated in December of the previous calendar year. The targeted amount per share will be a percentage of the average daily net asset value of the Class A shares of the Fund over a rolling five-year period. The annual distribution rate for the Target Distribution Fund will be 6% and the annual distribution rate for the Target Distribution and Growth Fund will be 4%.

The monthly cash distributions paid to Class C, Class N and Class Y shareholders will be based on the average daily net asset value per share of Class A shares over a rolling five-year period but will be adjusted to reflect class level expenses incurred during the preceding month. During the Funds' first five years of operation, the monthly distributions will be based on adjusted formulas as described below in the section "The Funds' Target Distribution Policies."
Neither Fund will begin making monthly distributions until the Fund has been in operation for a full calendar month.

Both Funds' monthly cash distributions will be made from Fund assets and will reduce the amount of assets available for investment by the Fund. At times, a
Fund may suffer substantial investment losses while experiencing asset reductions as a result of its monthly distributions to shareholders. A return of an investor's capital can occur if a Fund's income is less than the distribution payments it makes. If that occurs, it will be identified in notices to shareholders.

Please read "Risks of Target Distribution Policy," "The Funds' Target
Distribution Policies" and "Distributions and Taxes" for important information about the calculation, timing and risks of each Fund's distribution policies.

HOW THE MANAGER DECIDES WHAT SECURITIES TO BUY OR SELL. In allocating a Fund's investments among the Underlying Funds, the Manager uses an asset allocation strategy that looks at the historical risk-return profile of the asset classes represented by the Underlying Funds and the historical income of the individual
Underlying Funds. The Manager uses statistical models to seek a mix of
Underlying Funds that, in combination, have produced sufficient returns to meet the Fund's target distribution rate while reducing volatility. These models seek a consistent pattern of returns that would generate income at least equal to a
Fund's target monthly distributions during all phases of the economic, market, and business cycles. The quantitative inputs used in applying these models include: the past performance of each Underlying Fund; the asset classes represented by the Underlying Funds; the extent of portfolio correlation between the Underlying Funds; any expected excess or shortfall in cash available for monthly distributions; the amount of cash available for investment; and each
Fund's target distribution rate.

The table below shows the Underlying Funds that the Funds currently evaluate for inclusion in their portfolios and the percentage of assets that each Fund currently anticipates it will initially invest in each of the Underlying Funds.
The Funds' actual initial allocations will be determined by applying the Funds'
statistical models at the time of launch and will depend on market conditions and their effect on specific Underlying Funds.

                                                                                        Target            Target
                                                                                     Distribution     Distribution &
Asset Class           Underlying Fund                                                    Fund*         Growth Fund*
--------------------- ------------------------------------------------------------- ---------------- -----------------
                                                                                    ---------------- -----------------
Equity                Oppenheimer Capital Appreciation Fund                               8%                9%
Equity                Oppenheimer Developing Markets Fund                                 1%                1%
Equity                Oppenheimer Equity Fund, Inc.                                       0%                0%
Equity                Oppenheimer Global Fund                                             3%                3%
Equity                Oppenheimer International Growth Fund                               3%                3%
Equity                Oppenheimer Quest International Value Fund, Inc.                    1%                2%
Equity                Oppenheimer Main Street Small Cap Fund(R)                           2%                2%
Equity                Oppenheimer Value Fund                                              8%                9%
Fixed-Income          Oppenheimer Champion Income Fund                                    16%              16%
Fixed-income          Oppenheimer Core Bond Fund                                          15%              15%
Fixed-income          Oppenheimer International Bond Fund                                 12%              12%
Fixed-income          Oppenheimer Limited-Term Government Fund                            0%                0%
Fixed-income          Oppenheimer U.S. Government Trust                                   18%              16%
Fixed-income          Oppenheimer Master Loan Fund, LLC                                   0%                0%
Other                 Oppenheimer Absolute Return Fund                                    6%                6%
Other                 Oppenheimer Commodity Strategy Total Return Fund                    0%                0%
Other                 Oppenheimer Gold & Special Minerals Fund                            0%                0%
Other                 Oppenheimer Real Estate Fund                                        4%                4%
  *   The Funds' actual initial allocations will be determined by applying the
      Funds' statistical models at the time of launch and will depend on market conditions and their effect on specific Underlying Funds.

The anticipated initial asset allocations to TIPS are 3% for the Target
Distribution Fund and 2% for the Target Distribution & Growth Fund. Those TIPS
investments may be either through direct purchase or through investments in affiliated or non-affiliated investment companies that hold TIPS in their portfolios. To provide liquidity, the Funds' investments in any non-affiliated investment companies would usually be in the shares of exchange traded funds
(ETFs), which, under normal conditions, may be bought or sold on any day on which the applicable securities exchange is open for business. The Funds may also seek to maintain liquidity by investing in Oppenheimer Institutional Money
Market Fund.

Although both Funds will allocate their assets among the above (and, at times, other) Oppenheimer funds, the Target Distribution Fund will normally place a greater emphasis on fixed-income securities than the Target Distribution &
Growth Fund. In order to seek growth of capital, the Target Distribution &
Growth Fund expects that it will normally invest a larger portion of its assets in equity securities than the Target Distribution Fund will.

As a result of changes in the securities markets, the Manager may add or remove
Underlying Funds or change the Funds' asset allocations. The Manager will periodically rebalance each Fund's assets among the Underlying Funds, and may do so as frequently as monthly. Neither Fund targets a particular level of investment in any one Underlying Fund and either Fund's allocation to a particular Underlying Fund may change over time, sometimes significantly, without prior approval from or notice to shareholders.

The Manager may make changes to either Fund's asset class allocations if the
Manager believes such changes would help a Fund meet its investment objectives.
Such changes may result from changes in the Manager's forecast of market or economic conditions, or views about the potential returns of one or more asset classes, or other factors. The Manager may also add a new asset class or discontinue investing in a current asset class.

The Funds may sell shares of an Underlying Fund or other portfolio investments for a variety of reasons such as: to change an asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities.

Each Fund will present its asset allocation among the Underlying Funds and its other investments in its shareholder reports and elsewhere as described in the section "Portfolio Holdings" below.

WHO ARE THE FUNDS DESIGNED FOR? Both Funds are designed primarily for investors who are retired and are looking for a professionally managed investment program that may provide regular cash payments to help them meet retirement expenses.
However:
o        The Target Distribution & Growth Fund is designed for investors who seek capital growth and a growing level of cash distributions over time.
o        The Target Distribution Fund is designed for investors who seek capital preservation and a level of cash distributions that will initially be higher than that of the Target Distribution & Growth Fund.

Neither Fund is designed for investors that seek significant growth of capital that other equity mutual funds may seek to provide.

Investors in retirement accounts (such as an IRA) should carefully consider their personal tax situation before investing in either of the Funds. Investors under the age of 59-1/2 who would hold their shares through a retirement account should consult their tax advisers about possible tax consequences if the investor received distributions prior to age 59-1/2. Investors should also consider whether a Fund's target distributions would satisfy the Internal
Revenue Service's "required minimum distributions" once they reach age 70-1/2.
If the Fund's target distributions would not meet those requirements, an investor might also consider whether he or she has other retirement account assets that could be used to satisfy the requirements. Returns of capital, if any, cannot be used to satisfy those required minimum distributions. If an investor needed to redeem Fund shares to meet the required minimum distribution, it would reduce the aggregate return from the Fund over the life of the investment.

The Funds are not a complete investment program and are not a complete solution for an investor's retirement income needs. Investors must weigh many factors when considering retirement, including what their retirement needs will be and what other sources of income they may have. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

Main Risks of Investing in the Funds

All investments have some degree of risk. The values of the Funds' shares fluctuate as the values of the Funds' investments change, and may decline. The values of the Funds' investments may change because of broad changes in the markets in which the Funds or the Underlying Funds invest or from more specific factors like those described below. By investing in different types of
Underlying Funds, the Funds have partial exposure to the risks of different areas of the market. The more a Fund allocates to equity Underlying Funds, the greater the expected risk. There is also the risk that poor security selection by one or more of the Underlying Funds could cause a Fund to underperform other funds with similar objectives. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Funds.

The following summarizes the main risks that each Fund is subject to based on its investments in the Underlying Funds.

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in
which the Funds invest has its own investment risks, and those risks can affect the value of a Fund's investments and therefore the value of its shares. To the extent that a Fund invests more of its assets in one Underlying Fund than in another, it will have greater exposure to the risks of that Underlying Fund. The investment objective and principal investments of each of the Underlying Funds are described in the section "More Information About the Underlying Funds."
There is no guarantee that any Underlying Fund will achieve its investment objective. The principal risks of an investment in the Funds are different from the principal risks of an investment in any one of the individual Underlying
Funds and are described below.

The Underlying Funds will pursue their investment objectives and policies without the approval of the Funds. If an Underlying Fund were to change its investment objective or policies, a Fund may be forced to sell its shares of the
Underlying Fund at a disadvantageous time. The prospectuses and Statements of
Additional Information of the Underlying Funds are available without charge upon request by contacting OppenheimerFunds Services at the toll free number on the back cover of this prospectus. Certain Underlying Fund documents can also be downloaded on the OppenheimerFunds website at www.oppenheimerfunds.com.

ALLOCATION RISK. Each Fund's ability to achieve its investment objective depends largely upon selecting the best mix of Underlying Funds. There is the risk that the Manager's evaluations and assumptions regarding the Underlying Funds prospects may be incorrect in view of actual market conditions.

RISKS OF THE FUNDS' TARGET DISTRIBUTION POLICIES. To enable a Fund to make monthly distributions, it may be required to sell portfolio investments at a time and under circumstances when it would not otherwise do so. Such sales may hinder a Fund in seeking to achieve its investment objective.

To help smooth distributions over time, each Fund's target distribution policy is based on a rolling five-year average of its Class A net asset value.
Nevertheless, the dollar amount of a Fund's targeted monthly distributions could vary substantially from year to year depending on the Fund's performance. The amount of a Fund's monthly distributions in a given calendar year may be changed or monthly distributions may be temporarily discontinued by the Fund's Board of
Trustees at any time during the year if the Board determines that such action is in the best interests of the Fund and its shareholders.

         Returns of Capital. Even if a Fund's principal remains stable or grows over time, it is possible that it might not generate a sufficient return to enable the Fund to maintain its scheduled cash distributions without returning capital to shareholders. If a Fund does not have sufficient income from dividends, interest and distributable capital gains to pay a targeted distribution, shareholders may receive a portion of their investment back. If that occurred, it would reduce the value of the Fund's portfolio assets (and the value of each shareholder's account) and would lower future investment returns.
See "Distributions, Capital Gains and Taxes - Taxes - Returns of Capital Can
Occur" below for information regarding the tax treatment of returns of capital.

MARKET RISK. The value of the securities in which each of the Underlying Funds invests may be affected by changes in the securities markets. Securities markets may experience great short-term volatility and may fall sharply at times.
Different markets may behave differently from each other and U.S. markets may move in the opposite direction from one or more foreign markets.

MAIN RISKS OF INVESTING IN EQUITY SECURITIES. Stocks and other equity securities held by the Underlying Funds fluctuate in price in response to changes in equity markets in general, and their short-term volatility may be great at times. The prices of individual equity securities generally do not all move in the same direction uniformly or at the same time; for example, "growth" stocks may perform well under circumstances in which "value" stocks in general have fallen.
Different stock markets may behave differently from each other. Other factors may affect the price of a particular company's securities. Those factors include poor earnings reports, loss of customers, litigation, or changes in regulations affecting the company or its industry. To the extent that an Underlying Fund emphasizes investments in securities of a particular type, for example foreign stocks, stocks of small- or mid-sized companies, growth or value stocks, or stocks of companies in a particular industry, its share value may fluctuate in response to events affecting the market for those types of securities.

MAIN RISKS OF INVESTING IN FIXED-INCOME SECURITIES. Fixed-income securities
(also referred to as "debt securities") held by the Underlying Funds may be subject to credit risk, interest rate risk, prepayment risk and extension risk.
Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or to repay principal, the Underlying Fund's income and share value might be reduced. A downgrade in an issuer's credit rating or other adverse news about an issuer can also reduce the market value of that issuer's securities.
The value of previously issued debt securities usually change when prevailing interest rates change. When prevailing interest rates fall, the values of already-issued debt securities generally rise. When prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may sell at a discount from their face amount or from the amount an Underlying Fund paid for them. The extent of these fluctuations will usually be greater for longer-term debt securities than for shorter-term debt securities. The issuers of debt securities may also prepay principal more quickly than expected, particularly when interest rates fall, and an Underlying Fund may be required to reinvest the proceeds of those payments at a lower interest rate. At other times, issuers of debt securities may repay principal at a slower than anticipated rate. This is known as "extension risk" and may result in greater decreases in the values of debt securities that an Underlying Fund holds during periods when interest rates are rising.

Recent developments relating to subprime mortgages have adversely affected fixed-income securities markets in the United States, Europe and elsewhere. The values of many types of debt securities have been reduced, including debt securities that are not related to mortgage loans. These developments have reduced the willingness of some lenders to extend credit and have made it more difficult for borrowers to obtain financing on attractive terms or at all. In addition, broker-dealers and other market participants have been less wiling to make a market in some types of debt instruments, which has impacted the liquidity of those instruments. These developments have also had an effect on the broader economy. There is a risk that the lack of liquidity or other adverse credit market conditions may hamper companies' ability to obtain loans for anticipated projects or ongoing needs, including companies in which an
Underlying Fund invests. It may also be more difficult for an Underlying Fund to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

MAIN RISKS OF FOREIGN INVESTING. Some of the Underlying Funds invest primarily in securities of foreign issuers. While foreign securities may offer special investment opportunities, they are also subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult to evaluate a foreign company's operations or financial condition. A change in value of a foreign currency against the U.S. dollar will result in changes in the U.S. dollar values of securities denominated in that foreign currency and any income received on those securities. Additionally, the value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, higher transaction and other costs, delays in settlement of transactions, changes in economic or monetary policy in the U.S. or abroad, or other political and economic factors.

Some of the securities that certain Underlying Funds invest in are traded in foreign markets. If an Underlying Fund invests a significant amount of its assets in securities that trade outside of the United States, it may be exposed to "time-zone arbitrage" attempts by investors seeking to take advantage of differences in the values of foreign securities that might result from events that occur after the close of the foreign securities market on which a security is traded and before the close of the New York Stock Exchange (the "NYSE") that day, when the Underlying Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders.
However, the Underlying Funds' use of "fair value pricing" under certain circumstances, to adjust the closing market prices of foreign securities to reflect what the Manager and the Underlying Funds' Boards believe to be their fair value, may help deter those activities. Special Risks of Developing and
Emerging Markets. Developing or emerging market countries generally have less developed securities markets or exchanges. Securities of companies in developing or emerging market countries may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of companies in countries with more mature markets. Settlements of trades may be subject to greater delays so that the proceeds of a sale of a security may not be received on a timely basis. The economies of developing or emerging countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Developing or emerging market countries may have less developed legal and accounting systems, and investments in those countries may be subject to greater risks of government restrictions, including restrictions on withdrawing assets from the country. Their governments may also be more unstable than the governments of more developed countries. Developing or emerging market countries may be more likely to nationalize companies or impose restrictions on foreign ownership of local companies. The value of the currency of a developing or emerging market country may fluctuate more than the currencies of countries with more mature markets. Investments in companies in developing or emerging market countries may be considered speculative.

AFFILIATED PORTFOLIO RISK. In managing the Funds, the Manager will have authority to select and substitute Underlying Funds. The Manager may be subject to potential conflicts of interest in selecting Underlying Funds because the fees paid to it by some Underlying Funds are higher than the fees paid by other
Underlying Funds. However the Manager's fund-of-funds committee monitors the investment process, identifies, addresses and resolves any potential issues and reports to the Boards of the Funds and of each Underlying Fund at least annually.

The allocation strategies that the Manager employs for the Funds are designed to allow risks to be offset by one another. For example the downward movement in one security or asset class may be offset by the upward movement in another. So while the Underlying Funds have certain risk characteristics, the Manager's strategy of allocating the Funds assets to different Underlying Funds may allow those risks to be offset. There is no assurance that a Fund or any Underlying
Fund will achieve its investment objective.

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An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
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The Funds' Past Performance

Prior performance information for a full calendar year is not yet available for either Fund. To obtain available performance information for a Fund, you can visit the OppenheimerFunds website at www.oppenheimerfunds.com or contact the
Fund's transfer agent, OppenheimerFunds Services ("Transfer Agent") at the toll-free telephone number on the back cover of this prospectus. Please remember that each Fund is intended to be a long-term investment, that performance results are historical, and that past performance (particularly over a short-term period) is not predictive of future results.

Fees and Expenses of the Funds

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of either of the Funds. Shareholders pay some expenses directly, such as sales charges, which are the same for each of the Funds. The Funds themselves pay other expenses. Those expenses are subtracted from each Fund's assets to calculate the Fund's net asset value per share. All shareholders therefore pay those expenses indirectly. In addition, each Fund will indirectly bear its pro-rata share of the expenses of the
Underlying Funds and of any non-affiliated funds in which it invests. "Other
Expenses," "Acquired Fund Fees and Expenses," and "Total Annual Operating
Expenses" are each Fund's anticipated expenses during its first fiscal year.

Shareholder Fees Applicable to Both Funds (charges paid directly from your investment):

     ------------------------------------- ----------------- ---------------- ---------------- -----------------
                                            Class A Shares   Class C Shares   Class N Shares    Class Y Shares
     ------------------------------------- ----------------- ---------------- ---------------- -----------------
     ------------------------------------- ----------------- ---------------- ---------------- -----------------
     Maximum Sales Charge (Load) on             4.75%             None             None              None
     purchases (as % of offering price)
     ------------------------------------- ----------------- ---------------- ---------------- -----------------
     ------------------------------------- ----------------- ---------------- ---------------- -----------------
     Maximum Deferred Sales Charge
     (Load) (as % of the lower of the
     original offering price or                None(1)            1%(2)            1%(3)             None
     redemption proceeds)
     ------------------------------------- ----------------- ---------------- ---------------- -----------------

Annual Fund Operating Expenses of the Target Distribution Fund:
(% of average daily net assets)

                                                        Class A       Class C        Class N       Class Y
                                                        Shares         Shares        Shares        Shares
     ----------------------------------------------- -------------- ------------- -------------- ------------
     ----------------------------------------------- -------------- ------------- -------------- ------------
     Management Fees(4)                                  None           None          None          None
     ----------------------------------------------- -------------- ------------- -------------- ------------
     ----------------------------------------------- -------------- ------------- -------------- ------------
     Distribution and/or Service (12b-1) Fees            0.25%         1.00%          0.50%         None
     ----------------------------------------------- -------------- ------------- -------------- ------------
     ----------------------------------------------- -------------- ------------- -------------- ------------
     Other Expenses(5)                                   0.37%         0.37%          0.37%         0.37%
     ----------------------------------------------- -------------- ------------- -------------- ------------
     ----------------------------------------------- -------------- ------------- -------------- ------------
     Acquired Fund Fees and Expenses(6)                  0.66%         0.66%          0.66%         0.66%
     ----------------------------------------------- -------------- ------------- -------------- ------------
     ----------------------------------------------- -------------- ------------- -------------- ------------
     Total Annual Operating Expenses(7)                  1.28%         2.03%          1.53%         1.03%

Annual Fund Operating Expenses of the Target Distribution & Growth Fund:
(% of average daily net assets)

                                                        Class A       Class C        Class N       Class Y
                                                        Shares         Shares        Shares        Shares
     ----------------------------------------------- -------------- ------------- -------------- ------------
     ----------------------------------------------- -------------- ------------- -------------- ------------
     Management Fees(4)                                  None           None          None          None
     ----------------------------------------------- -------------- ------------- -------------- ------------
     ----------------------------------------------- -------------- ------------- -------------- ------------
     Distribution and/or Service (12b-1) Fees            0.25%         1.00%          0.50%         None
     ----------------------------------------------- -------------- ------------- -------------- ------------
     ----------------------------------------------- -------------- ------------- -------------- ------------
     Other Expenses(5)                                   0.37%         0.37%          0.37%         0.37%
     ----------------------------------------------- -------------- ------------- -------------- ------------
     ----------------------------------------------- -------------- ------------- -------------- ------------
     Acquired Fund Fees and Expenses(6)                  0.67%         0.67%          0.67%         0.67%
     ----------------------------------------------- -------------- ------------- -------------- ------------
     ----------------------------------------------- -------------- ------------- -------------- ------------
     Total Annual Operating Expenses(7)                  1.29%         2.04%          1.54%         1.04%

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples, which are based on the Funds' estimated Total Annual Operating
Expenses, assume that you invest $10,000 in the indicated class of shares of the applicable Fund for the time periods indicated and reinvest your dividends and distributions.

         The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the share class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these expense assumptions your expenses would be as follows:

Target Distribution Fund:

       If shares are redeemed:                1 Year        3 Years
       ----------------------------------- -------------- ------------
       ----------------------------------- -------------- ------------
       Class A Shares                          $600          $864
       ----------------------------------- -------------- ------------
       ----------------------------------- -------------- ------------
       Class C Shares                          $308          $643
       ----------------------------------- -------------- ------------
       ----------------------------------- -------------- ------------
       Class N Shares                          $257          $487
       ----------------------------------- -------------- ------------
       ----------------------------------- -------------- ------------
       Class Y shares                          $106          $329

       If shares are not redeemed:            1 Year        3 Years
       ----------------------------------- -------------- ------------
       ----------------------------------- -------------- ------------
       Class A Shares                          $600          $864
       ----------------------------------- -------------- ------------
       ----------------------------------- -------------- ------------
       Class C Shares                          $208          $643
       ----------------------------------- -------------- ------------
       ----------------------------------- -------------- ------------
       Class N Shares                          $157          $487
       ----------------------------------- -------------- ------------
       ----------------------------------- -------------- ------------
       Class Y shares                          $106          $329

   In the first of example, expenses include the Class A initial sales charge and the applicable Class C or Class N contingent deferred sales charges. In the second of example, Class A expenses include the initial sales charge, but
   Class C and Class N expenses do not include contingent deferred sales charges. There is no sales charge on Class Y shares.

Target Distribution & Growth Fund:

       If shares are redeemed:                1 Year        3 Years
       ----------------------------------- -------------- ------------
       ----------------------------------- -------------- ------------
       Class A Shares                          $601          $867
       ----------------------------------- -------------- ------------
       ----------------------------------- -------------- ------------
       Class C Shares                          $309          $646
       ----------------------------------- -------------- ------------
       ----------------------------------- -------------- ------------
       Class N Shares                          $258          $490
       ----------------------------------- -------------- ------------
       ----------------------------------- -------------- ------------
       Class Y Shares                          $107          $333

       If shares are not redeemed:            1 Year        3 Years
       ----------------------------------- -------------- ------------
       ----------------------------------- -------------- ------------
       Class A Shares                          $601          $867
       ----------------------------------- -------------- ------------
       ----------------------------------- -------------- ------------
       Class C Shares                          $209          $646
       ----------------------------------- -------------- ------------
       ----------------------------------- -------------- ------------
       Class N Shares                          $158          $490
       ----------------------------------- -------------- ------------
       ----------------------------------- -------------- ------------
       Class Y Shares                          $107          $333

   In the first example, expenses include the Class A initial sales charge and the applicable Class C or Class N contingent deferred sales charges. In the second example, Class A expenses include the initial sales charge, but Class
   C and Class N expenses do not include contingent deferred sales charges.
   There is no sales charge on Class Y shares.
   1.  A contingent deferred sales charge may apply to redemptions of investments of $1 million or more of Class A shares. See "How to Buy
       Shares" for details.
   2.  Applies to shares redeemed within 12 months of purchase.
   3   May apply to shares redeemed within 18 months of a retirement account's first purchase of Class N shares of any Oppenheimer fund.
   4.  The "Management Fees" information in the table above reflects the fact that the Funds do not pay any direct management fees.
   5.  "Other Expenses" include transfer agent fees, custodial expenses and accounting and legal expenses that the Funds pay and are based on estimated amounts for the Funds' first fiscal year. The transfer agent fee is a per account fee and will therefore vary on a percentage basis as the number of accounts change. The Funds estimate that this fee will not exceed 0.25% per class. The transfer agent has also voluntarily undertaken to limit the transfer agent fees paid to 0.35% of average net assets per fiscal year for all classes of each Fund. That undertaking may be amended or withdrawn at any time.
   6.  "Acquired Fund Fees and Expenses" are fees that the Funds incur indirectly through their investments in the Underlying Funds and in any non-affiliated funds in which it may invest. They are based on the Funds'
       estimated holdings of the Underlying Funds and in any non-affiliated funds during their first full fiscal years. "Acquired Fund Fees and
       Expenses" are calculated based on estimates of the Underlying Funds'
       total annual expense ratios, without giving effect to any waivers or reimbursements. Any material change to a Fund's asset allocations to the
       Underlying Funds or to any non-affiliated funds could increase or decrease the amounts of the estimates and the actual amounts of those expenses may vary from these estimates.
   7.  The Manager has voluntarily undertaken to waive fees and/or reimburse the
       Funds for certain expenses so that each Fund's "Total Annual Fund and
       Underlying Fund Operating Expenses," as a percentage of its average daily net assets, will not exceed 1.10% for Class A, 1.85 % for Class C, 1.35%
       for Class N and 0.85% for Class Y shares. The limitations will be applied after giving effect to reimbursements by the Distributor of 12b-1 fees paid indirectly by a Fund with respect to investments in Class A shares of any Underlying Funds that do not offer Class Y shares. These expense limitations do not include extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business. The Manager is not required to waive or reimburse Fund expenses in excess of the indirect management fees earned from investments in the Underlying Funds.
       The Manager may modify or terminate that undertaking at any time without notice to shareholders, but will not recover waived fees in subsequent fiscal periods.

In evaluating the Fund's expenses, it is important to remember that mutual funds offer you the opportunity to combine your resources with those of many other investors to obtain professional portfolio management, exposure to a larger number of markets and issuers, reliable custody for investment assets, liquidity, and convenient recordkeeping and reporting services. Funds also offer investment benefits to individuals without the expense and inconvenience of buying and selling individual securities. Because a fund is a pooled investment, however, shareholders may bear certain fund operating costs as a result of the activities of other fund investors. Because some investors may use fund services more than others, or may have smaller accounts or more frequent account activity, those activities may increase the Fund's overall expenses, which are indirectly borne by all of the Fund's shareholders.

The Funds' Target Distribution Policies

Each Fund has been designed with a target distribution policy, pursuant to which the Fund intends to make monthly cash distributions on or about the 15th day of the month. A Fund may make an additional distribution at the end of December and other distributions to satisfy applicable legal requirements. These additional distributions normally will be automatically reinvested in shares of the Fund.

Each monthly cash distribution in a given calendar year will equal a targeted amount per share determined in December of the previous calendar year. For the
Target Distribution Fund, the targeted annual amount per share will be 6% of the average daily net asset value per share of Class A shares of the Fund over a rolling five-year period ending November 30th of the previous calendar year. For the Target Distribution & Growth Fund, the targeted annual amount per share will be 4% of the average daily net asset value per share of Class A shares of the
Fund over a rolling five-year period ending November 30th of the previous calendar year. The monthly cash distributions paid to Class C, Class N and Class
Y shareholders will be based on the average daily net asset value per share of
Class A shares over a rolling five-year period but will be adjusted to reflect class level expenses incurred during the month. The amount of a monthly cash distribution to shareholders of a particular class of shares will accrue on a daily basis equal to the targeted amount per share times the number of shares of the class of shares they own, calculated as follows:

Target Distribution & Growth Fund
                                                       Average daily net asset value per
                                      4%                 share of class A shares over                Number of shares
Monthly Distribution          ------------------         5-year period (as adjusted to              of that class held
                        =             12          x         reflect class expenses)           x       by shareholder

Target Distribution Fund
                                                       Average daily net asset value per
                                      6%                 share of class A shares over                Number of shares
Monthly Distribution    =     ------------------  x      5-year period (as adjusted to        x     of that class held
                                      12                    reflect class expenses)                   by shareholder

Because Class A shares will typically have a lower expense ratio, and thus will typically have a higher net asset value per share than Class C and Class N shares, it is expected that the monthly cash distribution amount per Class A share will be larger than that paid with respect to Class C and Class N shares.
Because Class Y shares typically have the lowest expense ratio among a Fund's classes of shares, it is expected that the monthly cash distribution paid with respect to Y shares will be greater than the amount paid with respect to Class
A, Class C and Class N shares of the Fund.

A Fund's target distribution policy will not result in distributions that equal a fixed percentage of the Fund's current net asset values per share or a fixed percentage of a shareholder's current account value. Instead, a shareholder of a particular class of shares is expected to receive a monthly distribution in an amount that is based on the dollar amount of the fixed monthly distribution per share times the number of shares of the class of shares that he or she owns, accrued daily.

The formulas shown above will be adjusted as follows until a Fund has established five calendar years of operating history. In the first calendar year of operations, a Fund's monthly cash distribution with respect to a particular class of shares will be based on the initial Class A NAV per share. In the second calendar year of operations, monthly cash distributions will be based on the average daily net asset value per share of Class A for the year ending on
November 30th of the previous year. In the third calendar year of operations, monthly cash distributions will be based on the average daily net asset value per share of Class A for the rolling two-year period ending on November 30th of the previous year. In the fourth calendar year of operations, monthly cash distributions will be based on the average daily net asset value per share of
Class A for the rolling three-year period ending on November 30th of the previous year. In the fifth calendar year of operations, monthly cash distributions will be based on the average daily net asset value per share of
Class A for the rolling four-year period ending on November 30th of the previous year.

Each Fund expects to distribute to its shareholders substantially all of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses).
Because each Fund expects to make targeted monthly cash distributions in the manner described above, a Fund may not have sufficient income from dividends, interest and distributable capital gains to pay the targeted distribution rate.
Therefore, the Fund's policy of paying monthly cash distributions may result in a return of capital to shareholders (i.e., shareholders may receive a portion of their investment back in the form of distributions).

Neither Fund will begin making monthly distributions until the Fund has been in operation for a full calendar month. The amount of a Fund's monthly distributions in a given calendar year may be changed or monthly distributions may be temporarily discontinued by the Fund's Board of Trustees at any time during the year if the Board determines that such action is in the best interests of the Fund and its shareholders. Shareholders will receive at least
60 days' advance notice of any such change.

For information about certain tax implications of the Funds' distribution policies, please see "Distributions, Capital Gains, and Taxes" below.

About the Funds' Investments

The allocation of the Funds' and the Underlying Funds' portfolios among different types of investments will vary over time and might not always include all of the different types of investments described below. The Statement of
Additional Information contains more detailed information about the Funds' and the Underlying Funds investment policies and risks.

THE FUNDS' PRINCIPAL INVESTMENT POLICIES AND RISKS. The following strategies and types of investments are the ones that the Fund and certain Underlying Funds consider to be the most important in seeking to achieve their investment objectives and the following risks are those the Fund expects its portfolio to be subject to as a whole.

INVESTMENTS IN THE UNDERLYING FUNDS. Under normal circumstances, the Funds'
diversified investment portfolios are made up of varying allocations of investments in the Underlying Funds. The Underlying Funds in which both Funds may invest include: Oppenheimer Absolute Return Fund, Oppenheimer Capital
Appreciation Fund, Oppenheimer Champion Income Fund, Oppenheimer Commodity
Strategy Total Return Fund, Oppenheimer Core Bond Fund, Oppenheimer Developing
Markets Fund, Oppenheimer Equity Fund, Inc., Oppenheimer Global Fund,
Oppenheimer Gold & Special Minerals Fund, Oppenheimer International Bond Fund,
Oppenheimer International Growth Fund, Oppenheimer Limited-Term Government Fund,
Oppenheimer Main Street Small Cap Fund, Oppenheimer Master Loan Fund, LLC,
Oppenheimer Quest International Value Fund, Inc., Oppenheimer Real Estate Fund,
Oppenheimer U.S. Government Trust, and Oppenheimer Value Fund. The mix of
Underlying Funds was chosen based on the Manager's determination that they could provide the diversification needed to implement each Fund's allocation strategies. The choice of Underlying Funds, the objectives and policies of the
Underlying Funds and each Fund's allocations to the Underlying Funds may change from time to time without approval by the Fund's shareholders.

An Underlying Fund may have investment policies similar to those of one of the other Underlying Funds or other funds advised by the Manager. If one of those other funds purchases or sells a particular security at the same time that an
Underlying Fund is purchasing or selling it, such purchases or sales could affect the supply or price of the security. The simultaneous purchase of a security by one Underlying Fund and its sale by another Underlying Fund could also increase the trading costs borne indirectly by the Fund.

COMMON STOCK AND OTHER EQUITY INVESTMENTS. Some of the Underlying Funds may
invest primarily in common stock or other types of equity securities, including preferred stocks, rights and warrants, and securities convertible into common stock. The issuers may be small, medium or large capitalization companies, as defined in the particular Underlying Fund's prospectus. Not all Underlying Funds define small- and mid-cap issuers in the same way. Some of the Underlying Funds may emphasize investments in "growth" securities or "value" securities.

o        Common Stock. Common stock represents an ownership interest in the issuer and fluctuates in price in response to conditions affecting the issuer or changes in equity markets in general. An Underlying Fund may invest in common stock to seek capital appreciation, dividend income or both. Common stock is generally subordinate to the other securities of an issuer.

o        Preferred Stock. Preferred stocks are a form of equity security that typically have a fixed dividend that may cause their prices to behave more like those of debt securities. Preferred stock dividends may be cumulative (they remain a liability of the company until they are paid)
         or non-cumulative. If prevailing interest rates rise, the fixed dividend on preferred stock may be less attractive, causing the price of preferred stocks to decline. The right to payment of dividends on preferred stock is generally subordinate to the rights of a corporation's debt securities.

o        Convertible Securities. Some of the Underlying Funds may also buy interest bearing securities that are convertible into common stock.
         While many convertible securities are debt securities, the Underlying
         Funds consider some of them to be "equity equivalents" because of their features allowing them to be converted into common stock. Convertible securities may be subject to the risks of the common stock of the issuer as well as to credit risk and interest rate risk. Some of the
         Underlying Funds may buy convertible securities rated below investment grade by nationally recognized rating organizations. Below investment grade securities are subject to special risks, discussed below. The credit rating of an "equity equivalent" convertible security generally has less impact on the Underlying Fund's investment decisions than in the case of other debt securities.

Foreign Equity Securities. Some of the Underlying Funds primarily invest in stocks and other equity securities of companies organized under the laws of a foreign country or companies that have a substantial portion of their operations or assets abroad, or derive a substantial portion of their revenue of profits from businesses, investments or sales outside the U.S. Foreign securities include securities traded primarily on foreign securities exchanges or in foreign over-the-counter markets. Some of the Underlying Funds consider securities of foreign issuers that are represented in the U.S. securities markets by American Depository Receipts ("ADRs") or similar depository arrangements to be "foreign securities" for purposes of their investment allocations.

GROWTH INVESTING. Growth companies are companies whose earnings and stock prices are expected to grow at a faster rate than the overall market. Growth companies can be new companies or established companies that may be entering a growth cycle in their business. Their anticipated growth may come from developing new products or services or from expanding into new or growing markets. Growth companies may be applying new technologies, new or improved distribution methods or new business models that could enable them to capture an important or dominant market position. They may have a special area of expertise or the ability to take advantage of changes in demographic or other factors in a more profitable way. Although newer growth companies may not pay any dividends for some time, their stocks may be valued because of their potential for price increases. Current examples include companies in the fields of telecommunications, computer software, and new consumer products.

         Risks of Growth Investing. If a growth company's business plans do not produce the expected results or if its earnings growth or stock price fails to increase as anticipated, its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.

VALUE INVESTING. Value investing seeks stocks that are priced below their real or prospective worth. Value investing uses fundamental analysis and research to seek to identify issuers whose securities are undervalued in the marketplace in relation to factors such as their price to earnings ratio, assets, book value, sales, management strength and cash flows. Undervalued companies may have lower stock prices because the market is not aware of their intrinsic value or does not yet fully recognize their future potential. The price of those securities may increase if other investors recognize a company's current or potential worth.

         Risks of Value Investing. Value investing entails the risk that if the market does not recognize that the selected securities are undervalued, the prices of those securities might not appreciate as anticipated. A value investing approach could also lead to acquiring fewer securities that might experience rapid price increases during times of market advances. This could cause the investments to underperform strategies that seek capital appreciation by employing only a growth or other non-value approach. Value investing has also gone in and out of favor during past market cycles and is likely to continue to do so. During periods when value investing is out of favor or when markets are unstable, the securities of "value" companies may underperform the securities of
"growth" companies.

FIXED-INCOME INVESTMENTS. Certain of the Underlying Funds emphasize investments in debt securities, such as government securities and corporate bonds and debentures. The Underlying Funds might also buy short-term debt securities for liquidity purposes pending the purchase of new investments or to have cash to pay for redemptions of the Underlying Fund's shares. Fixed-income investments may be subject to the following risks:

o        Interest Rate Risk. The values of debt securities are subject to change when prevailing interest rates change. When interest rates fall, the values of outstanding debt securities generally rise. When interest rates rise, the values of outstanding debt securities generally fall, and those securities may sell at a discount from their face amount. An
         Underlying Fund's share prices may go up or down when interest rates change because of the effect of those changes on the value of the
         Underlying Fund's investments in debt securities.

         These fluctuations will often be greater for longer-term debt securities than for shorter-term debt securities. When the average maturity of the Underlying Fund's portfolio is longer, its share prices may fluctuate more when interest rates change. An Underlying Fund may also buy zero-coupon or "stripped" securities, which may be particularly sensitive to interest rate changes. Interest rate changes may have different effects on the values of mortgage-related securities because of prepayment and extension risks.

o        Prepayment Risk. Certain fixed-income securities are subject to the risk of unanticipated prepayment.  That is the risk that when interest rates fall, borrowers will prepay the mortgages that underlie these securities more quickly than expected, causing the issuer of the security to repay the principal to the Underlying Fund prior to the security's expected maturity. The Underlying Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If an Underlying Fund buys those securities at a premium, accelerated prepayments on those securities could cause the Underlying Fund to lose a portion of its principal investment represented by the premium. Interest-only and principal-only securities, which certain Underlying Funds may buy, are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and prepayment assumptions about those investments.

o        Extension Risk. If interest rates rise rapidly, repayments of principal on certain debt securities may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result.
         Those securities generally have a greater potential for loss when prevailing interest rates rise, which could cause the value of an
         Underlying Fund's shares to fall.

o        Credit Risk. Debt securities are also subject to credit risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. U.S.
         government securities generally have lower credit risks, while securities issued by private issuers or certain foreign governments generally have greater credit risks. If an issuer fails to pay interest, an Underlying Fund's income might be reduced, and if an issuer fails to repay principal, the values of that security and of the
         Underlying Fund's shares might fall. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the market value of that issuer's securities.

Special Risks of Lower-Grade Securities. To seek higher total return or income, some of the Underlying Funds may invest in securities with credit ratings below investment grade (commonly called "junk bonds"). That means that they are rated lower than "Baa" by Moody's Investors Service or "BBB" by
Standard & Poor's Rating Service or have comparable ratings by other nationally-recognized rating organizations or are unrated securities that the
Manager considers to be of equivalent quality. The credit risks of those
Underlying Funds may be greater than those of funds that buy only investment-grade bonds. Lower-grade debt securities may be subject to greater price fluctuations than investment-grade debt securities. Securities that are
(or that have fallen) below investment grade may have a greater risk that the issuers might default on their obligations to pay interest or repay principle.
There may be less of a market for those securities, making it harder to value them or sell them at an acceptable price. These risks may reduce an Underlying
Fund's share prices and the income it earns.

Foreign Debt Securities. Some of the Underlying Funds primarily invest in foreign debt securities, including securities issued by foreign governments and companies, as well as "supra-national" entities, such as the World Bank. They can include bonds, debentures, and notes, including derivative investments called "structured" notes, described below. The Underlying Fund's foreign debt investments may be denominated in U.S. dollars or in foreign currencies. Debt securities issued by a foreign government may not be supported by the "full faith and credit" of that government. Debt securities of issuers in developing or emerging markets countries may have a higher risk of default and some may be considered speculative.

RISKS OF SMALL- AND MID-SIZED COMPANIES. Small- and mid-sized companies may be either established or newer companies, including "unseasoned" companies that have been in operation for less than three years. While smaller companies might offer greater opportunities for gain than larger companies, they also involve greater risk of loss. They may be more sensitive to changes in a company's earnings expectations and may experience more abrupt and erratic price movements. Smaller companies' securities often trade in lower volumes and it might be harder to dispose of its holdings at an acceptable price when it wants to sell them. Small- and mid-sized companies may not have established markets for their products or services and may have fewer customers and product lines.
They may have more limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions. Since small- and mid-sized companies typically reinvest a high proportion of their earnings in their business, they may lack liquidity in a declining market, particularly if they are newer companies. Smaller companies may have unseasoned management or less depth in management skill than larger, more established companies. They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business. Securities of small unseasoned companies may be particularly volatile, especially in the short term, and may have very limited liquidity. It may take a substantial period of time to realize a gain on an investment in a small- or mid-sized company, if any gain is realized at all.

The Underlying Funds may use different definitions of small- or mid-cap companies, as stated in Underlying Funds' prospectuses. To the extent that some of the Underlying Funds invest significantly in small-cap securities, because those securities may be traded infrequently, investors may seek to trade shares of these funds based on their knowledge or understanding of the value of those types of securities (this is sometimes referred to as "price arbitrage"). Such price arbitrage, if otherwise successful, might interfere with the efficient management of an Underlying Fund's portfolio to a greater degree than would be the case for funds that invest in more liquid securities, because the fund may have difficulty selling those securities at advantageous times or prices to satisfy the liquidity requirements created by large and/or frequent trading activity. Successful price arbitrage activities might also dilute the value of an Underlying Fund's shares held by other shareholders.

TREASURY INFLATION-PROTECTED SECURITIES (TIPS). Each Fund may invest directly or indirectly in TIPS. TIPS are fixed-income securities issued by the U.S. Treasury for which interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied to the principal of the security on a monthly basis, follows a designated inflation index, such as the consumer price index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-income securities. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price and may result in losses to the Funds.

Exchange Traded Funds. The Funds can invest in exchange-traded funds (ETFs), which are typically open-end funds or unit investment trusts, listed on a stock exchange. The Funds might do so as a way of gaining exposure to securities, primarily TIPS, represented by the ETF's portfolio, at times when the Funds may not be able to buy those securities directly. As a shareholder of an ETF, a Fund would be subject to its ratable share of that investment company's expenses, including its advisory and other expenses. At the same time, the Funds would bear their own fees and expenses. The Funds' investments in the securities of other investment companies are subject to the limits that apply to those types of investments under the Investment Company Act.

OTHER INVESTMENT STRATEGIES AND RISKS. The Underlying Funds can also use the investment techniques and strategies described below. An Underlying Fund might not use all of these techniques or strategies or might only use them from time to time.

Additional Risks of Foreign Securities. Foreign securities owned by an
Underlying Fund may trade on weekends or other days when the Funds and the
Underlying Funds do not price their shares. As a result, the Fund's net asset value may change on days when you will not be able to purchase or redeem the
Fund's shares. Fund shareholders may be unable to deduct or take a credit for foreign taxes paid by the Underlying Funds on their foreign investments.

Investing in Special Situations. Some of the Underlying Funds might periodically seek to benefit from what the they perceive to be "special situation," such as a merger, reorganization, restructurings or other unusual event that is expected to affect a particular issuer. However, there is a risk that the anticipated change or event might not occur, which could have a negative impact on the price of the issuer's securities. An Underlying Fund's investment might not produce the expected gains or could incur a loss for the portfolio.

Cyclical Opportunities. Some Underlying Funds might seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes. An Underlying Fund might also seek to gain from cyclical events that might affect particular issuers or industries. There is a risk that if a cyclical event does not have the anticipated effect, the value of the Underlying
Fund's investment could fall.

Risks of Technology Stocks. Certain Underlying Funds may invest in technology stocks. The types of companies the portfolio managers of those Underlying Funds consider to be technology companies can be expected to change over time as developments in technology occur. To the extent an Underlying Fund is invested in stocks of technology companies, the value of the Underlying Fund's shares is particularly vulnerable to risks, including market and economic events, which affect technology companies and/or companies having investments in technology.
The technology sector has historically exhibited great price volatility, or fluctuations in stock valuations. The stock prices of technology companies during the past few years have been highly volatile, largely due to the rapid pace of product change and development within this sector. In addition, technologies that are dependent on consumer demand may be more sensitive to changes in consumer spending patterns. Technology companies focusing on the information and telecommunications sectors may also be subject to international, federal and state regulations and may be adversely affected by changes in those regulations. The portfolio managers of the Underlying Funds take these factors into account when evaluating the long-term merits of a technology investment.

U.S. Government Securities. Not all of the U.S. government securities that certain Underlying Funds buy are backed by the full faith and credit of the U.S.
government as to the payment of interest and repayment of principal. Some are backed by the right of the entity to borrow from the U.S. Treasury. Others are backed only by the credit of the issuing governmental entity. All of these different types of securities, described below, are generally referred to as
"U.S. government securities" in this prospectus.

o        U.S. Treasury Obligations. These include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of more than one year and up to ten years when issued), and
         Treasury bonds (which have maturities of more than ten years when issued). All Treasury securities are backed by the full faith and credit of the United States as to the timely payment of interest and repayment of principal. Certain Underlying Funds can buy U.S. Treasury securities that have been "stripped" of their coupons, zero-coupon U.S.
         Treasury securities as described below, and Treasury Inflation
         Protected Securities (TIPs) described above.

o        Obligations Issued or Guaranteed by U.S. Government Agencies or
         Instrumentalities. Certain Underlying Funds can invest in both direct obligations and mortgage-related securities that have different levels of credit support from the U.S. government. Some of these securities are supported by the full faith and credit of the U.S. government, such as Government National Mortgage Association ("Ginnie Mae") pass-through mortgage certificates. Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as
         Federal National Mortgage Association ("Fannie Mae"), Federal Home Loan
         Mortgage Corporation ("Freddie Mac") and Federal Home Loan Bank
         obligations. Others are supported only by the credit of the entity that issued them.

o        Mortgage-Related U.S. Government Securities. Certain Underlying Funds
         invest a significant amount of their assets in mortgage-related U.S.
         government securities. These include interests in pools of residential or commercial mortgages, in the form of collateralized mortgage-backed obligations ("CMOs") and other "pass-through" mortgage securities. CMOs have collateral to secure payment of interest and principal. They may be issued in different series with different interest rates and maturities. The collateral of U.S. government CMOs is either in the form of mortgage pass-through certificates issued or guaranteed by a
         U.S. agency or instrumentality or mortgage loans insured by a U.S.
         government agency.

         The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the payments on the underlying mortgages.
         Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. Prepayment risk and extension risk, described above, can make the prices of CMOs and other mortgage-related securities very volatile when interest rates change. That volatility may affect an Underlying Fund's share price.

o        Forward Rolls. Certain Underlying Funds can enter into "forward roll"
         transactions with respect to mortgage-related securities. In this type of transaction, the Underlying Fund sells a mortgage-related security to a buyer for a specific settlement date and simultaneously agrees to repurchase a similar security on a future settlement date at a set price.

         During the period between the sale settlement date and the repurchase settlement date the Underlying Funds will not be entitled to receive interest and principal payments on the securities that have been sold.
         It is possible that the market value of the securities that an
         Underlying Fund has agreed to repurchase may decline below the price that the Underlying Fund is obligated to pay for the securities, or that the counterparty might default in its obligation. At any given time, a substantial portion of certain Underlying Fund's assets may be subject to these risks.

o        Zero-Coupon and "Stripped" Securities. Some of the U.S. government debt securities that some Underlying Funds may buy are zero-coupon bonds that pay no interest and are issued at a substantial discount from their face value. "Stripped" securities are the separate income or principal components of a debt security. Some mortgage related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.

         Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than interest-bearing securities.
         Some of the Underlying Funds may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently.
         Interest-only and principal-only securities are particularly sensitive to changes in interest rates.

Money Market Instruments. Some of the Underlying Funds can invest in "money market instruments." These include: U.S. Government securities; high-quality corporate debt securities with a remaining maturity of one year or less;
bankers' acceptances; commercial paper; certificates of deposit; repurchase agreements; and other high-quality short-term debt obligations. Such investments do not generate capital growth when held to maturity.

Private-Issuer Securities. Certain Underlying Funds may invest primarily in debt securities issued by private issuers that do not offer any credit backing of the
U.S. government. These may include multi-class debt or pass-through certificates secured by mortgage loans. They may be issued by banks, savings and loans, mortgage bankers or special trusts. Certain Underlying Funds can buy other types of asset-backed securities collateralized by loans, other assets or receivables.
Private issuer securities are subject to the credit risks of the issuer. There is the risk that the issuer may not make timely payment of interest or repay principal when due, although in some cases those payment obligations may be supported by insurance or guarantees. Certain Underlying Funds limit their investments in private issuer securities to "investment-grade" securities, which are rated within the four highest rating categories by Moody's Investors
Service, Inc. or Standard & Poor's Rating Service and to unrated securities that the Manager deems comparable to rated securities in those categories. The
Underlying Funds are not automatically required to dispose of a security if its rating falls after the Underlying Fund buys it. However, the Manager will evaluate those securities to determine whether to keep them in the Underlying
Fund's portfolio.

Participation Interests in Loans. These securities represent an undivided fractional interest in a loan obligation of a borrower. They are typically purchased from banks or dealers that have made the loan or are members of the loan syndicate. The loans may be to foreign or U.S. companies. The loans are subject to the risk of default by the borrower. If the borrower fails to pay interest or repay principal, the investment may lose money.

No Underlying Fund will invest more than 5% of its net assets in participation interests in loans to any one borrower.

When-Issued and Delayed-Delivery Transactions. Some of the Underlying Funds may
purchase securities on a "when-issued" basis and may purchase or sell such securities on a "delayed-delivery" basis. When-issued and delayed-delivery securities are purchased at a price that is fixed at the time of the transaction, with payment and delivery of the security made at a later date.
During the period between purchase and settlement, the Fund makes no payment to the issuer and no interest accrues to the Fund from the investment.

The securities are subject to changes in value from market fluctuations during the period until settlement and the value of the security on the delivery date may be more or less than the Fund paid. The Fund may lose money if the value of the security declines below the purchase price.

Repurchase Agreements. Certain Underlying Funds can enter into repurchase agreements for investment purposes. They also may be used for cash management purposes or in swap transactions for liquidity. In a repurchase transaction, an
Underlying Fund buys a security and simultaneously sells it to the seller for delivery at a future date. Repurchase agreements must be fully collateralized.
However, if the seller fails to pay the resale price on the delivery date, the
Underlying Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. If the default on the part of the seller is due to its bankruptcy, the Underlying Fund's ability to liquidate the collateral may be delayed or limited.

Risks of Leverage. Certain derivatives that some Underlying Funds may buy involve a degree of leverage. Economic leverage occurs when an investor has the right to a return on an investment that exceeds the return that the investor would be expected to receive based on the amount contributed to the investment.
Economically leveraged investments can increase the gain or the loss associated with changes in the value of an underlying economic variable. Underlying Funds have limits on the leverage ratio of each investment they can buy as well as on their overall portfolio.

Industry and Regional Focus. At times, an Underlying Fund may emphasize investments in a particular industry, group of industries, sector or region of the world. Securities of issuers in a particular industry or region might be affected by changes in economic conditions or by changes in government regulations, availability or basic resources or supplies, or other events that affect that industry or region more than others.

Non-Diversification. While the Funds are "diversified" funds under the
Investment Company Act of 1940, certain of the Underlying Funds are
"non-diversified" funds. A non-diversified fund can invest a greater portion of its assets in the securities of a single issuer than a "diversified" fund. To the extent that a fund invests a relatively high percentage of its assets in the securities of a single issuer or a small group of issuers, it is subject to additional risk of loss if those securities lose market value.

Derivative Investments. The Underlying Funds can invest in a number of different types of "derivative" investments. A derivative is an investment whose value depends on (or is derived from) the value of an underlying security, asset, interest rate, index or currency. Derivatives may allow an Underlying Fund to increase or decrease its exposure to certain markets or risks very quickly. The
Underlying Funds have no stated limit on derivative investments, but will comply with all applicable laws and regulations. There is no target range for indirect investments in derivatives at the Funds' level.

Some Underlying Funds may use derivatives to seek income or capital gain or to hedge against the risks of other investments. Options, futures, forward contracts and swaps are some of the types of derivatives the Underlying Funds can use. The Underlying Funds may also use other types of derivatives that are consistent with their investment strategies or for hedging purposes. The
Underlying Funds are not required to use derivatives in seeking their investment objectives or for hedging and might not do so.

Hedging. All of the Underlying Funds may use derivatives for hedging purposes.
Hedging transactions are intended to reduce the risk of security price declines, interest rate changes, currency rate changes or other risks in the Underlying
Fund's portfolio. At times, however, a hedging instrument's value might not be correlated with the investment it is intended to hedge, and the hedge might be unsuccessful. If an Underlying Fund uses a hedging instrument at the wrong time or judges market conditions incorrectly, the strategy could reduce its return or create a loss.

Futures and Options. Certain Underlying Funds use futures contracts and put and call options to attempt to increase investment return, and to manage exposure to changing interest rates, commodity prices, securities prices, and other economic variables. Futures and options may be considered derivative investments.

Certain Underlying Funds can purchase and sell commodity futures contracts, forward contracts, options on futures contracts and options and futures on commodity indices. Certain Underlying Funds can also buy and sell other types of futures contracts and options relating to them.

         Buying and Selling Put and Call Options. A call option gives the buyer the right, but not the obligation, to purchase an underlying asset at a specified price. A put option gives the buyer the right, but not the obligation, to sell an underlying asset at a specified price. Selling a put or a call option obligates the seller to respectively buy or sell an underlying asset at a specified price if the option is exercised. Certain Underlying Funds may buy and sell exchange-traded and over-the-counter options.

Certain Underlying Funds may sell ("write") calls if they are "covered." That means the Underlying Fund already owns the securities that are subject to the call. For other calls, an Underlying Fund must identify liquid assets on its books to cover its potential obligation under the call. For certain Underlying
Funds, there is no limit on the amount of its total assets that may be subject to "covered" calls. Certain Underlying Funds may also sell puts. In doing so, an
Underlying Fund must identify liquid assets to cover its obligations under the put. No more than 50% of any Underlying Fund's total assets may be subject to puts that it sells.

         Futures Contracts. A commodity futures contract obligates the seller to deliver at a specified date a specified quantity of a commodity at a specified price. In practice, only a very small percentage of all futures contracts result in actual delivery of the underlying commodity. At the maturity of a futures contract, an Underlying Fund may either accept or make delivery of the asset specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Forward Contracts. Certain Underlying Funds may invest in forward contracts to buy or sell foreign currency for future delivery at a fixed price. An Underlying
Fund may use them to try to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Underlying Fund has purchased or sold, or to protect against possible losses from changes in the relative value of the U.S. dollar and a foreign currency. Certain Underlying Funds may also use
"cross hedging," a technique that seeks to hedge against changes in currencies other than the currency in which a security is denominated. The use of forward contracts may reduce the gain on an investment that would otherwise result from a change in the relationship between the U.S. dollar and the foreign currency in which the investment is denominated or may not fully offset a loss resulting from the change in the relative value.

Swap Transactions. Swap transactions are privately negotiated agreements between an Underlying Fund and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year.

There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments. If an Underlying
Fund were to sell a swap it owned to a third party, the Underlying Fund would still remain primarily liable on the obligations underlying the swap contract.
Additionally, the Underlying Fund would bear the risk that the counterparty might default under a swap agreement.

Certain Underlying Funds may enter into credit default swaps, both (i) directly and (ii) indirectly in the form of a swap embedded within a structured security to protect against the risk that a debt security will default. An Underlying
Fund pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event (for example, the security fails to timely pay interest or principal), the Underlying Fund either delivers the defaulted bond (if the Underlying Fund has taken the short position in the credit default swap, also known as "buying credit protection") or pays the par amount of the defaulted bond (if the Underlying Fund had taken the long position in the credit default swap, also know as "selling credit protection"). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events, and adverse pricing when purchasing bonds to satisfy its delivery obligation where the Underlying Fund took a short position in the swap and there has been a credit event.

Certain Underlying Funds can engage in total return swaps. A total return swap gives an Underlying Fund the right to receive the appreciation in value of an asset in return for paying a fee to the counterparty. The fee paid by the
Underlying Fund will typically be determined by multiplying the face value of the swap agreement by an agreed-upon interest rate. If the asset declines in value over the term of the swap, the Underlying Fund would also be required to pay the dollar value of the that decline to the counterparty.

The applicable Underlying Funds intend to invest in swap transactions only if they are excluded from regulation by the Commodity Futures Trading Commission under the Commodity Exchange Act and the rules thereunder.]

"Structured" Notes. "Structured" notes are specially-designed derivative debt investments. The terms of the instrument may be "structured" by the purchaser and the issuer of the note. Payments of principal or interest on these notes may be linked to the value of an index (such as a currency or securities index), an individual stock, or a commodity. The value of these notes will normally rise or fall in response to the changes in the performance of the underlying security, index or commodity.

Structured notes are subject to interest rate risk. Structured notes are also subject to credit risk both with respect to the borrower (referred to as
"counter-party" risk) and with respect to the issuer of the underlying investment. If the underlying investment or index does not perform as anticipated, the investment might pay less interest than the stated coupon payment or repay less principal upon maturity. The price of structured notes may be very volatile and they may have a limited trading market, making it difficult to value them or sell them at an acceptable price.

Asset-Backed Securities. Certain Underlying Funds can buy asset-backed securities, which are fractional interests in pools of loans and are collateralized by the loans, other assets or receivables. They are typically issued by trusts and special purpose corporations that pass the income from the underlying pool to the purchasers. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool, and to interest rate and prepayment risks.

Commodity-Linked "Structured" Hybrid Securities. One of the Underlying Funds,
Oppenheimer Commodity Strategy Total Return Fund, invests in commodity-linked
"structured" securities to gain exposure to commodities markets. Structured securities are hybrid instruments typically issued by banks, brokerage firms, insurance companies and other corporations. They are considered "hybrid"
instruments because they have both commodity-like and security-like characteristics. In general, hybrid instruments have characteristics of debt securities and either commodity futures contracts or commodity options contracts, or a combination of both. Structured hybrid instruments are derivatives because at least part of their value is derived from the value of the underlying commodity, commodity index or other economic variable. The value of a hybrid instrument typically is based on the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract, a commodity index, or some other readily measurable variable that reflects changes in the value of particular commodities or the commodities markets. The securities are referred to as "structured" securities because the purchaser can negotiate with the issuer to obtain specific terms and features that are tailored to the purchaser's investment needs.

Because the performance of structured hybrid instruments is linked to the performance of an underlying commodity, commodity index or other economic variable, those investments are subject to "market risks" with respect to the movements of the commodity markets and may be subject to certain other risks that do not affect traditional equity and debt securities. If the interest payment on a hybrid instrument is linked to the value of a particular commodity, commodity index or other economic variable and the underlying investment loses value, the purchaser might not receive the anticipated interest on its investment. If the amount of principal to be repaid on a structured hybrid instrument is linked to the value of a particular commodity, commodity index or other economic variable, the purchaser might not receive all of the principal at maturity of the investment.

The value of the structured hybrid instruments the Oppenheimer Commodity
Strategy Total Return Fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves extremely volatile. The risk of loss associated with a particular instrument may be significantly higher than 50% of the value of the investment at any time.
Additionally, the particular terms of a structured hybrid instrument may create economic leverage by requiring payments that are a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. Economic leverage may increase the volatility of the structured hybrid instruments because they would increase or decrease in value more quickly than the underlying commodity, commodity index or other economic variable. A liquid secondary market may not exist for the structured hybrid instruments the Oppenheimer Commodity Strategy Total Return Fund buys, which may make it difficult to sell such instruments at an acceptable price or to accurately value them.

Risks of Derivative Investments. Derivatives may be volatile and may involve significant risks. Derivative transactions may require the payment of premiums and can increase portfolio turnover. For example, if a call option sold by an
Underlying Fund were exercised on an investment that had increased in value above the call price, the Underlying Fund would be required to sell the investment at the call price and would not be able to realize any additional profit. Certain derivative investments may be illiquid, making it difficult to close out an unfavorable position. The underlying security or other instrument on which a derivative is based, or the derivative itself, may not perform the way the Underlying Fund expects it to. As a result, the Underlying Fund could realize little or no income or lose principal from the investment, or a hedge might be unsuccessful. An Underlying Fund may also lose money on a derivative investment if the issuer fails to pay the amount due.

Illiquid and Restricted Securities. Investments that do not have an active trading market, or that have legal or contractual limitations on their resale, are generally referred to as "illiquid" securities. Illiquid securities may be difficult to value or to sell promptly at an acceptable price or may require registration under applicable securities laws before they can be sold publicly.
Securities that have limitations on their resale are referred to as "restricted securities." Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be regarded as illiquid. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. Difficulty in selling a security may result in a loss to the Fund or additional costs. Neither the Funds nor any of the Underlying Funds will invest more than 15% of their net assets in illiquid securities.

Loans of Portfolio Securities. The Underlying Funds may loan their portfolio securities to brokers, dealers and financial institutions to seek income.
Certain Underlying Funds have entered into a securities lending agreement with
The Goldman Sachs Trust Company, doing business as Goldman Sachs Agency Lending
("Goldman Sachs") for that purpose. Under the agreement, Goldman Sachs will generally bear the risk that a borrower may default on its obligation to return loaned securities. The Underlying Fund, however, will be responsible for the risks associated with the investment of cash collateral, including the risk that it may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet its obligations to the borrower. The
Underlying Funds' portfolio loans must comply with the collateralization and other requirements of the securities lending agreement, its securities lending procedures and applicable government regulations.

Each Underlying Fund limits its loans of portfolio securities to not more than
25% of its net assets.

Conflicts of Interest. The investment activities of the Manager and its affiliates in regard to other accounts they manage may present conflicts of interest that could disadvantage a Fund or an Underlying Fund and its shareholders. The Manager or its affiliates may provide investment advisory services to other funds and accounts that have investment objectives or strategies that differ from, or are contrary to, those of the Funds or the
Underlying Funds. That may result in another fund or account holding investment positions that are adverse to an Underlying Fund's investment strategies or activities. Other funds or accounts advised by the Manager or its affiliates may have conflicting interests arising from investment objectives that are similar to those of an Underlying Fund. Those funds and accounts may engage in, and compete for, the same types of securities or other investments as an Underlying
Fund or invest in securities of the same issuers that have different, and possibly conflicting, characteristics. The trading and other investment activities of those other funds or accounts may be carried out without regard to the investment activities of the Underlying Funds and, as a result, the value of securities held by an Underlying Fund or its investment strategies may be adversely affected. Each Underlying Fund's investment performance will usually differ from the performance of other accounts advised by the Manager or its affiliates and an Underlying Fund may experience losses during periods in which other accounts advised by the Manager or its affiliates achieve gains. The
Manager has adopted policies and procedures designed to address potential conflicts of interest identified by the Manager, however such policies and procedures may also limit the Underlying Funds' investment activities and affect their performance.

Investments by "Funds of Funds." Shares of certain Underlying Funds are also offered as an investment to other Oppenheimer funds that act as "funds of funds." The Funds and those other funds of funds may invest significant portions of their assets in shares of the Underlying Funds, as described in those
Underlying Funds' prospectuses. From time to time, those investments may also represent a significant portion of an Underlying Fund's outstanding shares or of a particular class of its shares. The Oppenheimer funds of funds typically use asset allocation strategies that may increase or reduce the amount of their investment in the Underlying Funds frequently, possibly on a daily basis during volatile market conditions. If the size of those purchases or redemptions were significant relative to the size of an Underlying Fund's assets, the Underlying
Fund might be required to purchase or sell portfolio securities, which could increase its transaction costs and reduce its performance. Further discussion of the possible effects of frequent trading in a fund's shares is included in the section "Limitations on Frequent Exchanges" in this prospectus.

Investments in Oppenheimer Institutional Money Market Fund. The Funds and the
Underlying Funds can invest their free cash balances in Class E shares of
Oppenheimer Institutional Money Market Fund, to provide liquidity or for defensive purposes. The Funds and the Underlying Funds invest in Oppenheimer
Institutional Money Market Fund, rather than purchasing individual short-term investments, to seek a higher yield than they could obtain on their own.
Oppenheimer Institutional Money Market Fund is a registered open-end management investment company, regulated as a money market fund under the Investment
Company Act of 1940, and is part of the Oppenheimer family of funds. It invests in a variety of short-term, high-quality, dollar-denominated money market instruments issued by the U.S. Government, domestic and foreign corporations, other financial institutions, and other entities. Those investments may have a higher rate of return than the investments that would be available to the Funds or the Underlying Funds directly. At the time of an investment, a Fund or an
Underlying Fund cannot always predict what the yield of the Oppenheimer
Institutional Money Market Fund will be because of the wide variety of instruments that fund holds in its portfolio. The return on those investments may, in some cases, be lower than the return that would have been derived from other types of investments that would provide liquidity. As shareholders, the
Funds and the Underlying Funds will be subject to their proportional share of the expenses of Oppenheimer Institutional Money Market Fund's Class E shares, including its advisory fee. However, the Manager will waive a portion of the
Underlying Funds' advisory fees to the extent of their share of the advisory fees paid to the Manager by Oppenheimer Institutional Money Market Fund.

Temporary Defensive and Interim Investments. For temporary defensive purposes in times of adverse or unstable market, economic or political conditions, the Funds or the Underlying Funds can invest up to 100% of their assets in investments that may be inconsistent with their principal investment strategies. Generally, the Funds or the Underlying Funds would invest in shares of Oppenheimer
Institutional Money Market Fund or in the types of money market instruments in which Oppenheimer Institutional Money Market Fund invests or in other short-term
U.S. Government securities. A Fund or an Underlying Fund might also hold these types of securities as interim investments pending the investment of proceeds from the sale of its shares or the sale of its portfolio securities or to meet anticipated redemptions of its shares. To the extent that a Fund or an
Underlying Fund invests in these securities, it might not achieve its investment objective.

Portfolio Turnover. A change in the securities held by a Fund is known as
"portfolio turnover." The Underlying Funds may engage in active and frequent trading to try to achieve their investment objectives and may have a portfolio turnover rate of over 100% annually. Increased portfolio turnover may result in higher brokerage fees or other transaction costs, which can reduce an Underlying
Fund's performance. Most of the Fund's portfolio transactions are purchases or sales of the Underlying Funds' shares, which do not entail any brokerage fees or transaction costs. If a Fund realizes capital gains when it sells investments, however, it generally must pay those gains to shareholders, increasing its taxable distributions. It is not anticipated that either Fund will have a portfolio turnover rate of more than 100%.

CHANGES TO THE FUND'S INVESTMENT POLICIES. The Funds' fundamental investment policies cannot be changed without the approval of a majority of that Fund's outstanding voting shares. However, a Fund's Board can change non-fundamental policies without a shareholder vote. Significant policy changes will be described in supplements to this prospectus. The Funds' investment objectives, principal investment strategies, and target distribution policies are not fundamental policies but will not be changed by a Fund's Board without advance notice to shareholders. Investment restrictions that are fundamental policies are listed in the Funds' Statement of Additional Information. An investment policy is not fundamental unless this prospectus or the Statement of Additional
Information states that it is.

Certain investment objectives and strategies of the Underlying Funds are fundamental policies and others are non-fundamental policies, as indicated in each Underlying Fund's prospectus and Statement of Additional Information. Each
Underlying Fund's Board can change non-fundamental policies without shareholder approval, including without the approval of a Fund.

PORTFOLIO HOLDINGS

The Funds' portfolio holdings are included in semi-annual and annual reports that are distributed to its shareholders within 60 days after the close of the applicable reporting period. The Funds also disclose their portfolio holdings in their Statements of Investments on Form N-Q, which are public filings that are required to be made with the Securities and Exchange Commission within 60 days after the end of each Fund's first and third fiscal quarters. Therefore, each
Fund's portfolio holdings are made publicly available no later than 60 days after the end of each of its fiscal quarters.

A description of the Funds' policies and procedures with respect to the disclosure of their portfolio holdings is available in the Funds' Statement of
Additional Information.

How the Funds are Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Funds' Boards of Trustees, under investment advisory agreements that state the Manager's responsibilities with respect to each Fund.
The advisory agreements also describe the expenses that each Fund is responsible for paying to conduct its business.

         The Manager has been an investment adviser since January 1960. The
Manager and its subsidiaries and controlled affiliates managed more than $195 billion in assets as of September 30, 2008, including other Oppenheimer funds, with more than 6 million shareholder accounts. The Manager is located at Two
World Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008.

Advisory Fees. Under the Investment Advisory Agreement, the Manager will not charge a management fee to the Funds; however the Manager will collect indirect management fees through the Funds' investments in the Underlying Funds. The estimated indirect management fees of the Funds, as a percent of their average daily net assets, is 0.60%.

         The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (Funds level) and indirect (Underlying Funds level) expenses, as follows for each Fund:

        Class A             Class C            Class N            Class Y
--------------------- ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------
         1.10%               1.85%              1.35%              0.85%

         The limitations will be applied after giving effect to reimbursements by the Distributor of 12b-1 fees paid indirectly by a Fund with respect to investments in Class A shares of any Underlying Funds that do not offer Class Y shares. The expense limitations do not include extraordinary expenses and other expenses not incurred in the ordinary course of a Fund's business. The Manager is not required to waive or reimburse Fund expenses in excess of the amount of indirect management fees earned from investments in the Underlying Funds.

         A discussion regarding the basis for the Boards of Trustees' approvals of the Funds' investment advisory agreements will be available in each Fund's
Semi-Annual Report to shareholders for the fiscal period ending April 30, 2009.

         Portfolio Managers. The Funds are managed by a team of investment professionals including Rudi W. Schadt, Jerry A. Webman, Kurt J. Wolfgruber, and
Christopher Leavy, who are primarily responsible for the day-to-day management of the Funds' investments. Messrs. Schadt, Webman, Wolfgruber and Leavy have been Vice Presidents of the Funds, members of the Funds' portfolio management teams since each Fund's inception.

         Dr. Schadt has been a Vice President and Director of Equity Analytics and Risk in Product Design and Risk Management of the Manager since February
2002 and a member of the Manager's Asset Allocation Committee since April 2005.
He was Director and Senior Quantitative Analyst at UBS Asset Management from
2000 to 2001. Dr. Schadt is also a portfolio manager and an officer of other portfolios in the OppenheimerFunds complex.

         Dr. Webman, CFA, has been Chief Economist of the Manager since 2006; a
Senior Vice President of the Manager since February 1996, Senior Investment
Officer and Director of the Manager's Fixed Income Investments since 1997,
Senior Vice President of HarbourView Asset Management Corporation since May 1999 and a member of the Manager's Asset Allocation Committee since April 2005. Dr.
Webman is a portfolio manager and an officer of other portfolios in the
OppenheimerFunds complex.

         Mr. Wolfgruber, CFA, has been President of the Manager since March 2007 and Chief Investment Officer and Director of the Manager since July 2003. He has been Director of HarbourView Asset Management Corporation and of OFI
Institutional Asset Management, Inc. since June 2003, Director of Tremont
Capital Management, Inc. since October 2001, and a member of the Manager's Asset
Allocation Committee since April 2005. He was Executive Vice President of the
Manager from March 2003 to March 2007. Mr. Wolfgruber is also a portfolio manager and an officer of other portfolios in the OppenheimerFunds complex.

         Mr. Leavy, CFA, has been Director of Equities of the Manager since
January 2007, a Senior Vice President of the Manager since September 2000 and a member of the Manager's Asset Allocation Committee since November 2007. He was
Head of the Value Equity Investment Team of the Manager from September 2000 until February 2007. Before joining the Manager, Mr. Leavy was a Vice President and portfolio manager at Miller Anderson Sherrard, a division of Morgan Stanley
Asset Management from 1997 to 2000. Mr. Leavy is a portfolio manager and officer of other portfolios in the OppenheimerFunds complex.

         The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts they manage and their ownership of Fund shares.

         Information on the portfolio managers of the Underlying Funds is available in the Portfolio Manager section of each Underlying Fund's prospectus and Statement of Additional Information.

ABOUT YOUR ACCOUNT

How to Buy Shares

You can buy shares several ways, as described below. The Funds' Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for a Fund's shares. The Fund currently offers only
Class A, Class C, Class N and Class Y shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a selling agreement with the
         Distributor. Your dealer will place your order with the Distributor on your behalf. A broker or dealer may charge a processing fee for that service. Your account information will be shared with the dealer you designate as the dealer of record for the account.
Buying Shares Through the Distributor. Complete an OppenheimerFunds new
         account application and return it with a check payable to
         "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
         Colorado 80217. If you do not list a dealer on the application, Class A shares are your only purchase option. The Distributor will act as your agent in buying Class A shares. However, we recommend that you discuss your investment with a financial adviser before you make a purchase to be sure that the Fund is appropriate for you. Class C or Class N shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer. If a current investor no longer has another broker-dealer of record for an existing Class C or Class N account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.
o        Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum wire purchase is
         $2,500. Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o        Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
         you can pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
         system. You can provide share purchase instructions automatically, under an Asset Builder Plan, described below, or by telephone.
o        Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder application and the Statement of Additional
         Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy shares of the Funds with a minimum initial investment of $25,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
o        The minimum additional investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can
         ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.
o        The minimum purchase amounts listed do not apply to omnibus accounts.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies. The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the
Distributor receives the order. Your financial adviser can provide you with more information regarding the time you must submit your purchase order and whether the adviser is an authorized agent for the receipt of purchase orders.

Net Asset Value. Each Fund calculates the net asset value of each class of its shares based upon the net asset value per share of the applicable class of the Underlying Funds as of the close of the New York Stock
         Exchange (the "NYSE"), on each day the NYSE is open for trading
         (referred to in this prospectus as a "regular business day"). The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some days. All references to time in this prospectus are to "Eastern time."

         For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Underlying Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect the fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the NYSE or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of
         Trustees or Directors believes accurately reflects its fair value.
         Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the
         Underlying Fund's foreign investments may change on days when investors cannot buy or redeem the Underlying Fund's shares.

         The Boards of Trustees/Directors have adopted valuation procedures for the Underlying Funds and have delegated the day-to-day responsibility for fair value determinations to the Manager's Valuation Committee.
         Fair value determinations by the Manager are subject to review, approval and ratification by the applicable Board at its next scheduled meeting after the fair valuation is determined. In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes, in good faith, will affect the market prices of the securities of issuers held by the Underlying Fund. Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting a securities markets (for example, a foreign securities market closes early because of a natural disaster). The
         Underlying Funds use fair value pricing procedures to reflect what the
         Manager and the Board believe to be more accurate values for the
         Underlying Funds' portfolio securities, although they may not always be able to accurately determine such values. In addition the discussion of
         "time-zone arbitrage" describes effects that the Underlying Funds' fair value pricing policy is intended to counteract.

         If, after the close of the principal market on which a security held by an Underlying Fund is traded and before the time as of which the
         Underlying Fund's net asset values are calculated that day, a significant event occurs that the Manager learns of and believes will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.

         The Manager believes that foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets. The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be
         "fair valued" to take those factors into account.

The Offering Price. To receive the offering price for a particular day, the
         Distributor or its designated agent must receive your order, in proper form as described in this prospectus, by the time the NYSE closes that day. If your order is received on a day when the NYSE is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.
Buying Through a Dealer. If you buy shares through an authorized dealer, your dealer must receive the order by the close of the NYSE for you to receive that day's offering price. If your order is received on a day when the NYSE is closed or after it is closed, the order will receive the next offering price that is determined.

-------------------------------------------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DO THE FUNDS OFFER? The Funds offer investors four different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares. The Fund currently offers only
Class A, Class C, Class N and Class Y shares.
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class A Shares. If you buy Class A shares, you pay an initial sales charge
         (on investments up to $1 million for regular accounts). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?"
         below.
-------------------------------------------------------------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
         If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.
Class N Shares. If you buy Class N shares (available only through certain retirement accounts), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the retirement account's first purchase of
         Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.
-------------------------------------------------------------------------------------------------------------------
Class Y Shares. Class Y shares are offered only to certain institutional investors that have a special agreement with the Distributor and to present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company.
-------------------------------------------------------------------------------------------------------------------

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide which Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial adviser. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares.
Each Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

         The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different.
The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial adviser before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class C or Class N. For retirement accounts that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class C shares

     o   Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon, Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

         However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

         If you invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. The Distributor normally will not accept purchase orders of $1 million or more of Class C shares from a single investor. Dealers or other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with those limits.

Are There Differences in Account Features That Matter to You? Some account features may not be available to Class C and Class N shareholders.
         Other features may not be advisable (because of the effect of the contingent deferred sales charge) for Class C and Class N shareholders.
         Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy

         Additionally, as discussed in more detail in "The Funds' Targeted
         Distribution Policies", the dividends payable to Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A or Class Y shares, such as the
         Class C and Class N asset-based sales charge described below and in the
         Statement of Additional Information.

How Do Share Classes Affect Payments to Your Broker? A financial adviser may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class C and
         Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The
         Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund held by the dealer or financial institution for its own account or for its customers.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of
Additional Information. Out of the amount you invest, a Fund receives the net asset value to invest for your account.

         The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

  ------------------------------------ ------------------------ ------------------------- -------------------------
                                       Front-End Sales          Front-End Sales
                                       Charge As a              Charge As a               Concession As a
                                       Percentage of            Percentage of Net         Percentage of
  Amount of Purchase                   Offering Price           Amount Invested           Offering Price
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  Less than $50,000                             4.75%                    4.98%                     4.00%
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $50,000 or more but less than                 4.50%                    4.71%                     3.75%
  $100,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $100,000 or more but less than                3.50%                    3.63%                     2.75%
  $250,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $250,000 or more but less than                2.50%                    2.56%                     2.00%
  $500,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $500,000 or more but less than $1             2.00%                    2.04%                     1.60%
  million
  ------------------------------------ ------------------------ ------------------------- -------------------------
     Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix A to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Oppenheimer funds by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor or your financial intermediary when purchasing shares or the
Transfer Agent or your financial intermediary when redeeming shares that a special condition applies.

CAN YOU REDUCE CLASS A SALES CHARGES? You and your spouse may be eligible to buy
Class A shares of the Funds at reduced sales charge rates set forth in the table above under the Funds' "Right of Accumulation" or a "Letter of Intent." The Fund
reserves the right to modify or to cease offering these programs at any time.

Right of Accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently  making (as shown in the table above),  you can add the value of shares you or your spouse  currently own or  purchases  you are  currently  making  to the  value  of your  Class A share purchase. You may count Class A and Class C shares of the Fund; Class A, Class B and Class C shares of other  Oppenheimer  funds;  and Class A, Class B, Class C,
Class G and Class H units in  advisor  sold  Section  529  plans,  for which the
Manager or the Distributor serves as the Program Manager or Program Distributor.
Your Class A shares of Oppenheimer  Money Market Fund, Inc. or Oppenheimer  Cash
Reserves on which you have not paid a sales  charge will not be counted for this purpose. In totaling your holdings, you may count shares held in your individual accounts (including IRAs, 403(b) plans and advisor sold Section 529 plans), your joint accounts with your spouse, or accounts you or your spouse hold as trustees or custodians  on behalf of your children who are minors.  A fiduciary can count all shares  purchased for a trust,  estate or other  fiduciary  account that has multiple  accounts  (including  employee benefit plans for the same employer and
Single K Plans for the benefit of a sole proprietor).

         If you are buying shares directly from the Funds, you must inform the
         Distributor of your eligibility and holdings at the time of your purchase in order to qualify for the Right of Accumulation. If you are buying shares through your financial intermediary you must notify your intermediary of your eligibility for the Right of Accumulation at the time of your purchase. You must notify the Distributor or your financial intermediary of any qualifying 529 plan holdings.

         To count eligible shares held in accounts at other firms, you may be requested to provide the Distributor or your financial intermediary with a copy of all account statements showing current holdings of a
         Fund, other eligible Oppenheimer funds or qualifying 529 plans, as described above. To determine which Class A sales charge rate you qualify for on your current purchase, the Distributor or financial intermediary through which you are buying shares will calculate the value of your eligible shares based on the current offering price.

Letters of Intent.  You may also qualify for reduced  Class A sales charges by  submitting  a Letter of Intent to the  Distributor.  A Letter of Intent is a
written  statement of your intention to purchase a specified value of Class A or
Class  C  shares  of a Fund;  Class  A,  Class B or  Class  C  shares  of  other
Oppenheimer  funds;  or Class  A,  Class B,  Class C,  Class G and  Class H unit
purchases  in  advisor-sold   Section  529  plans,  for  which  the  Manager  or
Distributor serves as the Program Manager or Program Distributor over a 13-month period.  Purchases  of  Class N  shares  or Class Y  shares,  purchases  made by reinvestment of dividends or capital gains  distributions,  purchases of Class A shares under the  "reinvestment  privilege"  described  below,  and purchases of
Class A shares of  Oppenheimer  Money  Market  Fund,  Inc. or  Oppenheimer  Cash
Reserves  on which a sales  charge  has not been  paid,  will not be  counted as
"qualified  purchases" for satisfying the terms of a Letter of Intent.  You must notify the Distributor or your financial intermediary of any qualifying 529 plan holdings.

         The total amount of your intended purchases will determine the reduced sales charge rate that will apply to your Class A share purchases of the Funds during the 13-month period. If you do not complete the purchases outlined in the Letter of Intent, the front-end sales charge you paid on your purchases will be recalculated to reflect the actual value of shares you purchased. A certain portion of your shares will be held in escrow by the Funds' Transfer Agent for this purpose. Please refer to "How to Buy Shares - Letters of Intent" in the Fund's
         Statement of Additional Information for more complete information. You may also be able to apply the Right of Accumulation to these purchases.

Other Special Sales Charge Arrangements and Waivers. The Funds and the
Distributor offer other opportunities to purchase shares without front-end or contingent deferred sales charges under the programs described below. The Funds reserve the right to amend or discontinue these programs at any time without prior notice.

o Dividend  Reinvestment.  Although the Fund is designed to provide monthly
cash   distributions,   you  may  elect  to  reinvest  your  scheduled   monthly
distributions.  Dividends  and/or  capital  gains  distributions  received  by a shareholder  from a Fund may be  reinvested in shares of that Fund or any of the other  Oppenheimer  funds into which shares of a Fund may be exchanged without a sales  charge,  at the net asset value per share in effect on the payable  date.
You must notify the Transfer Agent or your financial  intermediary to elect this option and must have an existing account in the fund selected for reinvestment.
o Exchanges of Shares.  Shares of the Funds may be exchanged  for shares of certain  other  Oppenheimer  funds at net  asset  value per share at the time of exchange,  without  sales  charge,  and shares of the Funds can be  purchased by exchange of shares of certain other Oppenheimer funds on the same basis.
o  Reinvestment  Privilege.  Within six months of a  redemption  of certain
Class A shares of a Fund,  the proceeds may be  reinvested  in Class A shares of the Fund,  or any of the other  Oppenheimer  funds into which shares of the Fund may be exchanged,  without a sales charge. This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A shares that were  subject to a contingent  deferred  sales  charge when  redeemed.  The investor must ask the Transfer  Agent or his or her financial  intermediary  for that  privilege at the time of  reinvestment  and must identify the account from which the redemption  was made.  This  reinvestment  privilege does not apply to reinvestment purchases made through automatic investment options.
o Other Special Reductions and Waivers.  The Fund and the Distributor offer additional  arrangements  to reduce or eliminate  front-end  sales charges or to waive  contingent  deferred sales charges for certain types of transactions  and for certain  categories of investors  (primarily  retirement plans that purchase shares in special  programs  through the  Distributor).  These are  described in greater  detail in Appendix A to the  Statement  of  Additional  Information.  A
Fund's   Statement  of  Additional   Information   may  be  ordered  by  calling
1.800.225.5677  or may be accessed  through  the  OppenheimerFunds  website,  at
www.oppenheimerfunds.com  (under the heading "I Want To,"  follow the  hyperlink
"Access  Fund  Documents"  and click on the icon in the column "SAI" next to the
Fund's  name).   A  description  of  these  waivers  and  special  sales  charge arrangements  is also  available  for  viewing on the  OppenheimerFunds  website
(under the heading  "Fund  Information,"  click on the  hyperlink  "Sales Charge
Waivers").  To  receive  a waiver or  special  sales  charge  rate  under  these programs,  the  purchaser  must  notify  the  Distributor  (or  other  financial intermediary  through which shares are being purchased) at the time of purchase, or must notify the Transfer  Agent at the time of  redeeming  shares for waivers that apply to contingent deferred sales charges.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on
Class A share purchases totaling $1 million or more of one or more of the
Oppenheimer funds. However, those Class A shares may be subject to a 1.0%
contingent deferred sales charge if they are redeemed within an 18-month
"holding period" measured from the beginning of the calendar month of their purchase. That sales charge will be calculated on the lesser of the original net asset value of the redeemed shares or the aggregate net asset value of the redeemed shares at the time of redemption.

The Class A contingent deferred sales charge does not apply to shares purchased by the reinvestment of dividends or capital gain distributions and will not exceed the aggregate amount of the concessions the Distributor pays on all of your purchases of Class A shares, of all Oppenheimer funds, that are subject to the contingent deferred sales charge.

The Distributor pays concessions from its own resources equal to 1.0% of Class A purchases of $1 million or more. The concession will not be paid on shares purchased by exchange or shares that were previously subject to a front-end sales charge and dealer concession.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered for sale to individual retirement accounts (including IRAs, Roth IRAs, SEP IRAs and SIMPLE plans) that purchase $500,000 or more of Class N shares of one or more
Oppenheimer funds. See "Availability of Class N shares" in the Statement of
Additional Information for other circumstances where Class N shares are available for purchase.

Class N shares are sold at net asset value without an initial sales charge. A contingent deferred sales charge of 1.0% may be imposed upon the redemption of
Class N shares, if Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund.

WHO CAN BUY CLASS Y SHARES? Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for this purpose.

         An institutional investor that buys Class Y shares for its customers'
accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring a Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent at their Colorado office) and some of the special account features available to investors buying those other classes of shares usually do not apply to Class Y shares. Instructions for buying, selling, exchanging or transferring Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

         Present or former officers, directors, trustees and employees (and their eligible family members) of a Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company are also permitted to purchase Class Y shares of the Fund.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. Each Fund has adopted a Service Plan for
          Class A shares that reimburses the Distributor for a portion of the costs of providing services to Class A shareholder accounts. Each Fund makes these payments quarterly, based on an annual rate of up to 0.25%
          of the average annual net assets of Class A shares of each Fund. The
          Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions for providing personal service and maintenance of accounts of their customers that hold Class A shares.

Distribution and Service Plans for Class C and Class N Shares. Each Fund has
         adopted Distribution and Service Plans for Class C and Class N shares to pay the Distributor for its services and costs in distributing Class
         C and Class N shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on
         Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under the Class C and Class N plans.

         The asset-based sales charge and service fees increase Class C expenses by 1.0% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the
         Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

         The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class C or Class N shares. The Distributor normally pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer.
         After the shares have been held for a year, the Distributor pays the service fees to dealers periodically.

         The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
         Class C shares is therefore 1.0% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more.
         The Distributor normally retains the asset-based sales charge on Class
         C shares during the first year after the purchase of Class C shares.
         See the Statement of Additional Information for exceptions.

         The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
         Class N shares is therefore 1.0% of the purchase price. The Distributor normally retains the asset-based sales charge on Class N shares. See the Statement of Additional Information for exceptions.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The Manager
and the Distributor, in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the Manager's and/or the Distributor's own resources, including from the profits derived from the advisory fees the Manager receives from the Underlying Funds. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Funds or directly or indirectly by the Underlying Funds to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. These payments by the Manager or Distributor from their own resources are not reflected in the tables in the section called "Fees and Expenses of the Fund" in this prospectus because they are not paid by the Funds.

         "Financial intermediaries" are firms that offer and sell Fund shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation for doing so. Your securities dealer or financial adviser, for example, is a financial intermediary, and there are other types of financial intermediaries that receive payments relating to the sale or servicing of the
Funds' shares. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund "supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks and trust companies offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

         In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Funds and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Funds or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Funds for preferred status with the intermediary receiving the payment or provide representatives of the
Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the Financial Industry Regulatory
Authority (FINRA), formerly known as the NASD) designed to increase sales representatives' awareness about Oppenheimer funds, including travel and lodging expenditures. However, the Manager does not consider a financial intermediary's sale of shares of the Funds or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

         Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Manager or Distributor's relationship with the intermediary. The Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement. To the extent that financial intermediaries receiving distribution-related payments from the
Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

         Payments may also be made by the Manager, the Distributor or the
Transfer Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

         The Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager or the Distributor.
Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Manager or the Distributor and their affiliates, or any other fees or expenses it charges.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
      o  transmit funds electronically to purchase shares by telephone through a service representative or automatically under Asset Builder Plans, or
      o  have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the
         Transfer Agent for more information.

         You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

         AccountLink privileges should be requested on your application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the Transfer
Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change you make to the bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform certain account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the
PhoneLink number, 1.800.225.5677.
Selling Shares. You can redeem shares by telephone automatically by calling the
         PhoneLink number and the Fund will send the proceeds directly to your
         AccountLink bank account. Please refer to "How to Sell Shares," below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier). Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Funds, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have internet account transaction capability for your account, please call the Transfer Agent at
1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Funds have several plans that enable you to sell shares automatically or exchange them to another
OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

RETIREMENT ACCOUNTS. You may buy shares of the Funds for your individual retirement account. The Distributor offers a number of different retirement accounts that individuals can use:

    Individual Retirement Accounts (IRAs). These include regular IRAs, Roth
             IRAs, SIMPLE IRAs and rollover IRAs.

    SEP-IRAs/SAR-SEP. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.

Please call the Distributor for OppenheimerFunds individual retirement account documents, which include applications and important account information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received by the Distributor or your authorized financial intermediary, in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Funds let you sell your shares by writing a letter, by wire, by telephone or on the internet. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement account, please call the Transfer Agent first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
     o You wish to redeem more than $100,000 and receive a check.
     o The redemption check is not payable to all shareholders listed on the account statement.
     o The redemption check is not sent to the address of record on your account statement,
     o Shares are being transferred to a Fund account with a different owner or name.
     o Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o        a U.S. bank, trust company, credit union or savings association,
o        a foreign bank that has a U.S. correspondent bank,
o        a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o        a U.S. national securities exchange, a registered securities association or a clearing agency.
         If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Accounts. There are special procedures to sell shares in an
         OppenheimerFunds retirement account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement accounts. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld.

Receiving Redemption Proceeds by Wire. While the Funds normally send your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system.
         The minimum redemption you can have sent by wire is $2,500. There is a
         $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at
         1.800.225.5677.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes:
o Your name,
o The Fund's name,
o Your Fund account number (from your account statement),
o The dollar amount or number of shares to be redeemed,
o Any special payment instructions,
o Any share certificates for the shares you are selling,
o The signatures of all registered owners exactly as the account is registered,
  and
o Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

                     Use the following address for regular mail:
                            OppenheimerFunds Services
                                  P.O. Box 5270
                         Denver, Colorado 80217

                     Use the following address for courier or express mail:
                         OppenheimerFunds Services
                          12100 East Iliff Avenue
                                 Suite 300
                         Aurora, Colorado 80014

HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the NYSE that day, which is normally 4:00
p.m. Eastern time, but may be earlier on some days.

o To redeem shares through a service representative or automatically on
PhoneLink, call 1.800.225.5677. Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?

Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

         If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the
         Funds to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers.
Brokers or dealers may charge a processing fee for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix A to the Statement of Additional
Information and you advise the Transfer Agent or your financial intermediary of your eligibility for the waiver when you place your redemption request.)

A contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:
o the amount of your account value represented by an increase in net asset value over the initial purchase price,
o shares purchased by the reinvestment of dividends or capital gains distributions, or
o shares  redeemed in the special  circumstances  described  in Appendix A to the Statement of Additional Information.

         To determine whether a contingent deferred sales charge applies to a redemption, the Funds redeem shares in the following order:
     1. shares acquired by reinvestment of dividends and capital gains distributions,
     2. shares held for the holding period that applies to the class, and
     3. shares held the longest during the holding period.

Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of the Funds by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to that Fund.

How to Exchange Shares

If you want to change all or part of your investment from one Oppenheimer fund to another, you can exchange your shares for shares of the same class of another
Oppenheimer fund that offers the exchange privilege. For example, you can exchange Class A shares of the Fund only for Class A shares of another fund. To exchange shares, you must meet several conditions:

     o Shares of the fund selected for exchange must be available for sale in your state of residence. o The selected fund must offer the exchange privilege.
     o You must meet the minimum purchase requirements for the selected fund.
     o Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
     o Before exchanging into a fund, you must obtain its prospectus and should read it carefully.

For tax purposes, an exchange of shares of a Fund is considered a sale of those shares and a purchase of the shares of the fund into which you are exchanging.
An exchange may result in a capital gain or loss.

You can find a list of the Oppenheimer funds that are currently available for exchanges in the Statement of Additional Information or you can obtain a list by calling a service representative at 1.800.225.5677. The funds available for exchange can change from time to time.

There are a number of other special conditions and limitations that apply to certain types of exchanges. These conditions and circumstances are described in detail in the "How to Exchange Shares" section in the Statement of Additional
Information.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing, by telephone, or by establishing an Automatic Exchange Plan.

Written Exchange Requests. Send a request letter, signed by all owners of the account, to the Transfer Agent at the address on the back cover.
         Exchanges of shares for which share certificates have been issued cannot be processed unless the Transfer Agent receives the certificates with the request letter.

Telephone Exchange Requests. Telephone exchange requests may be made by calling a service representative at 1.800.225.5677. Telephone exchanges may be made only between accounts that are registered with the same name(s)
         and address. Shares for which share certificates have been issued may not be exchanged by telephone.

Automatic Exchange Plan. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares automatically on a monthly, quarterly, semi-annual or annual basis.

Please refer to "How to Exchange Shares" in the Statement of Additional
Information for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity. The
OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change.
However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of Fund shares may interfere with the Manager's ability to manage a
Fund's investments efficiently, increase a Fund's transaction and administrative costs and/or affect a Fund's performance, depending on various factors, such as the size of a Fund, the nature of its investments, the amount of Fund assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, a Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Fund's brokerage or administrative expenses might be increased.

Therefore, the Manager and the Funds' Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o Timing of Exchanges. Exchanged shares are normally redeemed from one fund and the proceeds are  reinvested  in the fund  selected for exchange on the same regular  business  day on  which  the  Transfer  Agent or its  agent  (such as a financial  intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request  must be received  by the close of the NYSE that day,  which is normally
4:00 p.m.  Eastern  time,  but may be earlier on some days,  in order to receive that day's net asset value on the exchanged  shares.  Exchange requests received after the close of the NYSE will  receive  the next net asset  value  calculated
after  the  request  is  received.   However,   the  Transfer  Agent  may  delay
transmitting  the proceeds  from an exchange for up to five  business days if it determines,  in its  discretion,  that an earlier  transmittal of the redemption proceeds  to the  receiving  fund would be  detrimental  to either the fund from which the  exchange  is being made or the fund into which the  exchange is being made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received.  In the event that such a delay in the reinvestment of proceeds occurs, the Transfer
Agent will notify you or your financial representative.

o        Limits on Disruptive Activity. The Transfer Agent may, in its
         discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this prospectus. The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

o        Exchanges of Client Accounts by Financial Advisers. The Funds and the
         Transfer Agent permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless that authority has been revoked). A fund or the Transfer Agent may limit or refuse exchange requests submitted by financial intermediaries if, in the
         Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

o        Redemptions of Shares. These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this prospectus. Further details are provided under "How to Sell Shares."

o        Right to Refuse Exchange and Purchase Orders. The Distributor and/or
         the Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

o        Right to Terminate or Suspend Account Privileges. The Transfer Agent
         may send a written warning to direct shareholders that the Transfer
         Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity, with or without such warning.

o        Omnibus Accounts. If you hold your shares of a Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account or an investment adviser that holds your shares in an account under its name (these are sometimes referred to as "omnibus" or
         "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, may apply.

While the Funds, the Distributor, the Manager and the Transfer Agent encourage financial intermediaries to apply each Fund's policies to their customers who invest indirectly in a Fund, the Transfer Agent may not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the omnibus or street name accounts of a financial intermediary. Therefore the Transfer Agent might not be able to apply this policy to accounts such as
(a) accounts held in omnibus form in the name of a broker-dealer or other financial institution, or (b) accounts held in the name of an insurance company for its separate account(s), or (c) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the Transfer Agent.

However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the Transfer Agent and the Fund that appropriate action has been taken to curtail any excessive trading activity. However, the
Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

Additional Policies and Procedures. The Funds' Board has adopted the following additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity:

o 30-Day Limit. A direct shareholder may exchange some or all of the shares of a Fund held in his or her account to another  eligible  Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into a fund account, that account will be "blocked" from further  exchanges into another fund for a period of 30 calendar days from the date of the  exchange.  The block will apply to the full account balance and not just to the amount exchanged into the account.  For example,  if a shareholder  exchanged  $1,000 from one fund into another fund in which the shareholder  already owned shares worth $10,000,  then,  following the exchange,  the full account  balance  ($11,000 in this example) would be blocked from further  exchanges  into  another fund for a period of 30 calendar  days. A
"direct  shareholder"  is one whose  account  is  registered  on a Fund's  books showing the name, address and tax ID number of the beneficial owner.

o       Exchanges Into Money Market Funds. A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of a money market fund that offers an exchange privilege at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for
        30 calendar days.

o       Dividend Reinvestments/B Share Conversions. Reinvestment of dividends or distributions from one fund to purchase shares of another fund will not be considered exchanges for purposes of imposing the 30-day limit.

o       Asset Allocation. Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand" exchanges outside the parameters of portfolio rebalancing programs will be subject to the 30-day limit.
        However, investment programs by other Oppenheimer "funds-of-funds" that entail rebalancing of investments in underlying Oppenheimer funds will not be subject to these limits.

o       Automatic Exchange Plans. Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More  information  about the Funds'  policies  and  procedures  for buying, selling and  exchanging  shares is  contained  in the  Statement  of  Additional
Information. A $12 annual "Minimum Balance Fee" is assessed on each Fund account with a value of less than  $500.  The fee is  automatically  deducted  from each applicable Fund account  annually in September.  See the Statement of Additional
Information  to learn how you can  avoid  this fee and for  circumstances  under which this fee will not be assessed.
The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in a Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Funds at any time. The Funds will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Funds and the Transfer
        Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
        Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this prospectus.
Dealers that perform account transactions for their clients by participating in
        NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Funds if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the Funds'
        share holdings in the Underlying Funds will fluctuate. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check.
Involuntary redemptions of small accounts may be made by the Funds if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from a
        Fund's portfolio, normally shares of one or more of the Underlying
        Funds. If a Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.
Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer
        Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts. The Funds or the Transfer
        Agent may use this information to attempt to verify your identity. The
        Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if a Fund is unable to verify your identity after your account is established, a Fund may be required to redeem your shares and close your account.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
        if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Funds will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Funds' privacy policy to shareholders having the same last name and address on the Funds' records. The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expense.

        If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
        Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the Transfer
        Agent receives your request to stop householding.

Distributions, Capital Gains and Taxes

DISTRIBUTIONS. Each Fund has adopted a distribution policy pursuant to which the
Fund intends to make monthly cash distributions on or about the 15th day of the month. A Fund may make an additional distribution at the end of December and other distributions to satisfy applicable legal requirements. These additional distributions will be automatically reinvested in shares of the Fund unless the shareholder elects in writing to receive them in cash. Any shares of a Fund purchased through such automatic reinvestment may be redeemed under the same terms and conditions that apply to redemption of all other shares of the Fund.

Each monthly cash distribution in a given calendar year will equal a targeted amount per share determined in December of the previous calendar year. For the
Target Distribution Fund, the targeted amount per share will be based on an annual rate of 6% of the average daily net asset value of Class A shares of the
Fund over a rolling five-year period ending November 30th of the previous calendar year. For the Target Distribution & Growth Fund, the targeted amount per share will be based on an annual rate of 4% of the average daily net asset value of Class A shares of the Fund over a rolling five-year period ending
November 30th of the previous calendar year. The monthly cash distributions paid to Class C, Class N and Class Y shareholders will be based on the average daily net asset value of Class A shares over a rolling five-year period but will be adjusted to reflect class level expenses incurred during the month. Neither Fund will begin making monthly distributions until the Fund has been in operation for a full calendar month. During the Funds' first five years of operation, the monthly distributions will be based on adjusted formulas as described in the section "The Funds' Target Distribution Policies."

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? Pursuant to each Fund's target distribution policy, each Fund intends to make monthly distributions to shareholders in cash. When you open your account, however, you may specify on your application that you want to reinvest a Fund's scheduled monthly distributions either in shares of the Fund or in the same class of shares of another Oppenheimer fund if that fund is available for exchange and you have an account established in that fund.

Any distributions made by a Fund in addition to the scheduled monthly distributions will be automatically reinvested in shares of the Fund unless the shareholder elects to receive them in cash. If a shareholder elects to receive an additional distribution in cash, it will reduce the shareholder's proportional investment in a Fund and therefore his or her proportional share of the Fund's cash distributions. To receive those distributions in cash, you must notify the Transfer Agent in writing before October 31st of each year. For any additional distributions that may be made for 2008, however, that deadline will be extended until December 15, 2008.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in a Fund.
Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

         Dividends and distributions to Fund shareholders may be from amounts a
Fund receives as dividends or distributions from the Underlying Funds or from gains on the sale of shares in the Underlying Funds. Changes in a Fund's portfolio holdings may increase turnover of the Fund's assets, which may result in the realization of additional taxable gains or losses by the Fund. It may also result in a larger portion of any net gains being treated as short-term capital gains, which generally would be taxed as ordinary income when distributed to shareholders. Generally, the character of the income or capital gains that a Fund receives from the Underlying Funds will "pass through" to the
Fund, subject to certain exceptions, as long as the Underlying Funds continue to qualify as "regulated investment companies." As noted above, distributions of any gains and income will be taxable to shareholders even if those distributions are reinvested in Fund shares.

         Every year the Funds will send you and the Internal Revenue Service a statement showing the amount of any taxable distribution received in the previous year. Any long-term capital gains will be separately identified in the tax information the Funds send after the end of the calendar year.

         Each Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, but reserves the right not to qualify.
It qualified during its most recent fiscal year. A Fund, as a regulated investment company, will not be subject to federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

         If a shareholder is neither a lawful permanent resident nor a citizen of the United States or if a shareholder is a foreign entity, the Fund's ordinary income dividends (which include distributions of net-short-term capital gains) generally will be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, certain distributions designated by the Fund as either interest related dividends or short term gain dividends and paid to a foreign shareholder will be eligible for an exemption from U.S. withholding tax.
It is not expected that the Funds will be designating any interest related dividends.

         By law, your dividends and redemption proceeds will be subject to a withholding tax if you have not provided a taxpayer identification number or
Social Security Number or if the number you have provided is incorrect.

         The Funds intend to invest in an Underlying Fund only if it qualifies for treatment as a regulated investment company under the Internal Revenue Code.
If an Underlying Fund fails to qualify as a regulated investment company, it may be subject to federal income tax. Although there is no assurance an Underlying
Fund will qualify as a regulated investment company, a Fund will promptly dispose of any shares in its portfolio which have been issued by an Underlying
Fund which has failed to qualify as a regulated investment company.

Avoid "Buying a Distribution." If you buy shares just before a Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a capital gain.
Remember, There May be Taxes on Transactions. Because the Funds' share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur. Each Fund expects to distribute to its shareholders substantially all of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses). Because each Fund expects to make targeted monthly cash distributions in the manner described above, a Fund may not have sufficient income from dividends, interest and distributable capital gains to pay the targeted distribution rate. Therefore, a Fund's policy of paying monthly cash distributions may result in a return of capital to shareholders (i.e., shareholders may receive a portion of their investment back in the form of distributions). If that occurs, it will be identified in notices to shareholders. A return of capital distribution will not be taxable to the extent of a shareholder's adjusted basis but will reduce such basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold. To the extent of a return of capital distribution exceeds a shareholder's adjusted basis, the distribution will be treated as gain from the sale of shares.

         This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

Financial information is not provided for the Funds because, as of the date of this prospectus, the Funds have not commenced operations.

                   More Information About the Underlying Funds

More information about an Underlying Fund's investment policies and risk can be found in the prospectus and Statement of Additional Information that are included in that Underlying Fund's registration statement. The registration statements for the Underlying Funds are available on the EDGAR database on the
Securities and Exchange Commission's Internet website at www.sec.gov. The prospectuses and Statements of Additional Information of the Underlying Funds
are also available without charge upon request by contacting OppenheimerFunds
Services toll free at 1.800.CALL OPP (225.5677), or they can be downloaded on the OppenheimerFunds, Inc. website at www.oppenheimerfunds.com.

Oppenheimer Absolute Return Fund - This Underlying Fund seeks total return.
This Underlying Fund employs a variety of strategies to seek its objective.
Mainly, these include:
o       Equity securities. Primarily common stocks of U.S. and foreign companies.
        Equity investments may include securities of companies of any market capitalization.
o       Fixed Income securities. Including bonds and notes or other debt securities issued by U.S. and foreign companies and governments, high yield securities (or "junk bonds") and money market instruments.
o       Hedging Strategies. This Underlying Fund may use derivative investments for hedging purposes or speculative purposes (to seek higher investment returns) including, futures on equity and commodities indices and interest rate and currency futures, forward rate agreements on currencies, interest rate swaps, total return swaps, and credit default swaps. This Underlying Fund may also sell securities short.

This Underlying Fund seeks to meet its objective by using an investment process that primarily relies on quantitative models to determine security selection, hedging and asset allocation to seek to produce returns that are not closely correlated to the returns of major securities markets. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general, the security selection, hedging and asset allocation processes currently involve:
o Bottom Up. The Manager uses "bottom up" models to analyze a wide range of valuation and market factors to determine the relative value of the securities.
The models assist the Manager in identifying the most attractive set of securities within each asset class or sector in which this Underlying Fund invests.
o        Hedging. The Manager uses risk management models to estimate this
         Underlying Fund's level of risk exposures to major markets. The Manager uses derivatives and other strategies, such as short sales, to hedge this Underlying Fund's exposure to these risks.
o        Top Down. The Manager uses "top down" models to enable this Underlying
         Fund to tactically adjust the hedges to seek to take advantage of investment opportunities at the asset and sector level.

     This Underlying Fund may invest a substantial portion of its assets in foreign securities, including securities in developing or emerging markets.

Oppenheimer Capital Appreciation Fund - This Underlying Fund seeks capital appreciation. This Underlying Fund currently invests mainly in common stocks of
"growth companies." These may be newer companies or established companies of any capitalization range that the portfolio manager of this Underlying Fund believes may appreciate in value over the long term.

This Underlying Fund's portfolio manager focuses on factors that may vary in particular cases and over time in seeking broad diversification of the Fund's portfolio among industries and market sectors. The portfolio manager may look for:
o companies in businesses with above-average growth potential,
o companies with growth rates that the portfolio managers believe are sustainable over time,
o stocks with reasonable valuations relative to their growth potential.

Oppenheimer Champion Income Fund - This Underlying Fund's primary objective is to seek a high level of current income by investing in a diversified portfolio of high-yield, lower-rated, fixed-income securities that this Underlying Fund's investment Manager believes do not involve undue risk. This Underlying Fund's secondary objective is to seek capital growth when consistent with its primary objective.

This Underlying Fund invests mainly in a variety of high-yield fixed-income debt securities of domestic and foreign issuers for high current income. These securities primarily include: o Lower-grade bonds and notes of corporate issuers.
o        Foreign corporate and government bonds.
o        "Structured" notes.

Under normal market conditions, this Underlying Fund invests at least 60% of its total assets in high-yield, lower-grade, fixed-income securities, commonly called "junk bonds." Lower-grade debt securities are those rated below "Baa" by
Moody's Investors Service ("Moody's") or lower than "BBB" by Standard & Poor's
Rating Services ("S&P") or comparable ratings by other nationally-recognized rating organizations (or, in the case of unrated securities, determined by the
Manager to be comparable to securities rated below investment grade).

The remainder of this Underlying Fund's assets may be held in other debt securities, common stocks (and other equity securities), or cash or cash equivalents when the Manager believes these investments are consistent with this
Underlying Fund's objectives. This Underlying Fund may invest in securities of foreign issuers. This Underlying Fund also uses certain derivative investments to try to enhance income or to try to manage investment risks.

Oppenheimer Commodity Strategy Total Return Fund - This Underlying Fund seeks total return. Total return refers to the change in value of this Underlying
Fund's investments and income on those investments. This Underlying Fund's strategy provides investment exposure to the commodities markets. It normally invests at least 65% of its assets in:

o       "Hybrid instruments" that are commodity-linked derivatives, the value of which is based on the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract, a commodity index (such as the GSCI), or some other readily measurable variable that reflects changes in the value of particular commodities or the commodities markets; and
o       Investment-grade and non-investment-grade corporate bonds and notes;
        securities issued or guaranteed by the U.S. government or its agencies and instrumentalities; repurchase agreements; futures contracts;
        options; interest rate swaps; forward contracts; and asset-backed securities.

Commodity-linked derivatives provide investors with exposure to the investment returns of "real assets" that trade in the commodities markets without investing directly in physical commodities. "Real assets," as opposed to stocks or bonds, are assets that have tangible properties, such as oil, livestock, and agricultural or metal products.

This Underlying Fund may invest up to 25% of its total assets in a wholly-owned and controlled subsidiary that invests primarily in commodity and financial futures and options contracts, and in fixed income securities and other investments intended to serve as margin or collateral for the subsidiary's derivatives positions. The subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as this Underlying Fund.

Oppenheimer Core Bond Fund - This Underlying Fund seeks total return by investing mainly in debt instruments. As a non-fundamental policy (which will not be changed without providing 60 days notice to Underlying Fund shareholders), under normal market conditions, this Underlying Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in investment-grade bonds. Those investment-grade debt securities can include: o domestic and foreign corporate debt obligations, o domestic and foreign government bonds, including U.S. government securities, and o mortgage-related securities (including CMOs) issued by private issuers.

This Underlying Fund's investments in U.S. government securities include securities issued or guaranteed by the U.S. government or its agencies or federally-chartered corporate entities referred to as "instrumentalities." These include mortgage-related U.S. government securities and CMOs. This Underlying
Fund can also invest in money market instruments and other debt obligations.
This Underlying Fund can invest up to 20% of its total assets in high-yield debt securities that are below investment-grade.

This Underlying Fund seeks to maintain an average effective portfolio duration of three to six years (measured on a dollar-weighted basis) to try to reduce the volatility of the value of its securities portfolio. This Underlying Fund has no limitations on the range of maturities of the debt securities in which it can invest and therefore may hold bonds with short-, medium- or long-term maturities. Because of market events and interest rate changes, the duration of the portfolio might not meet that target at all times. The Manager will attempt to maintain the overall weighted average credit quality of the portfolio at a rating of "A-" (or equivalent) or higher from any nationally recognized credit rating organization. This Underlying Fund can use derivatives to seek increased returns or try to hedge investment risks.

Oppenheimer Developing Markets Fund - This Underlying Fund aggressively seeks capital appreciation. It invests mainly in common stocks of issuers in emerging and developing market countries throughout the world.
o Under normal market conditions, this Underlying Fund invests at least 80% of its net assets plus borrowings for investment purposes, in equity securities of issuers whose principal activities are in at least three developing or emerging markets.
o This Underlying Fund can (but is not required to) invest up to 100% of its total assets in foreign securities.
o This Underlying Fund emphasizes investments in common stocks and other equity securities.
o This Underlying Fund emphasizes investments in growth companies, which can be in any market capitalization range.

Oppenheimer Equity Fund, Inc. - This Underlying Fund seeks high total return.
The Fund invests mainly in equity securities of U.S. companies. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities (including borrowings for investment purposes). This non-fundamental investment policy will not be changed without 60 days advance notice to shareholders. The Fund may also invest in debt securities when the portfolio managers believe it may be advantageous in seeking high total return. The Fund normally invests primarily in medium- and large-capitalization companies, however, the Fund may invest in small-capitalization companies to the extent that the Manager, OppenheimerFunds, Inc., considers appropriate. The Fund may also invest in companies located outside of the United States.

In selecting securities for this Underlying Fund, the portfolio managers use an investment process that combines both "value" and "growth" investment styles. A value strategy seeks to identify issuers whose securities are undervalued in the marketplace. The portfolio managers consider a number of factors such as the ratio of the stock's price to the company's earnings, the value of its assets and its management strength. A low price/earnings ratio may indicate that a stock is undervalued. A growth style looks for companies whose stock price may increase at a greater rate than the overall market. These issuers may be entering a growth phase, marked by increases in earnings, sales, cash flows, or other factors that suggest that the stock price may increase more rapidly.

The portfolio managers construct the portfolio using a "bottom up" analysis of individual issuers rather than overall market or industry conditions or trends.
This approach includes fundamental analysis of a company's financial statements and management structure and consideration of the company's operations and product development, as well as its position in its industry. The portfolio managers focus on factors that may vary over time and in particular cases.
Currently they look for:

o Individual stocks that are attractive based on fundamental stock analysis and company characteristics;
o Growth stocks having high earnings potential, and earnings and sales momentum;
o Value stocks with compelling long-term business prospects.

Oppenheimer Global Fund - This Underlying Fund seeks capital appreciation. It invests mainly in common stocks of U.S. and foreign companies. This Underlying
Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, it currently emphasizes its investments in developed markets such as the United
States, Western European countries and Japan. This Underlying Fund does not limit its investments to companies in a particular capitalization range, but currently invests primarily in mid- and large-cap companies.

This Underlying is not required to allocate its investments in any set percentages in any particular countries. As a fundamental policy, this
Underlying Fund normally will invest in at least three countries (one of which may be the United States). Typically, this Underlying Fund invests in a number of different countries.

Oppenheimer Gold & Special Minerals Fund - This Underlying Fund seeks capital appreciation. It invests mainly in common stocks of companies that are involved in mining, processing or dealing in gold or other metals or minerals and may invest all of its assets in those securities. Under normal market conditions, at least 80% of this Underlying Fund's net assets, plus any borrowings for investment purposes, will be invested in those companies. This Underlying Fund would provide shareholders with at least 60 days' written notice prior to any change in this non-fundamental investment policy. As a fundamental policy, this
Underlying Fund invests at least 25% of its investments in mining securities and metal investments.

This Underlying Fund may invest in U.S. or foreign companies, including companies in developing or emerging markets. It has no limit on its foreign investments. This Underlying Fund may buy securities issued by companies of any size or market capitalization range and at times might increase its emphasis on securities of issuers in a particular capitalization range.

Oppenheimer International Bond Fund - This Underlying Fund's primary objective is to seek total return. As a secondary objective, this Underlying Fund seeks income when consistent with total return. This Underlying Fund invests mainly in debt securities of foreign government and corporate issuers. Those debt securities generally, referred to as "bonds," include long-term and short-term government bonds, participation interests in loans, corporate debt obligations,
"structured" notes and other debt obligations. They may include "zero coupon" or
"stripped" securities. This Underlying Fund invests in debt securities of issuers in both developed and emerging markets throughout the world.

Under normal circumstances, this Underlying Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in "bonds" and invests in at least three countries other than the United States. This Underlying Fund's non-fundamental policy of investing at least 80% of its net assets in "bonds"
will not be changed by its Board of Trustees without first providing shareholders 60 days written notice of the change. This Underlying Fund does not limit its investments to securities of issuers in a particular market capitalization or maturity range or rating category, and can hold rated and unrated securities. This Underlying Fund can invest without limit in securities below investment grade (commonly called "junk bonds") to seek total return and higher income. Therefore, this Underlying Fund's credit risks are greater than those of funds that buy only investment-grade bonds.

Oppenheimer International Growth Fund - This Underlying Fund seeks long-term capital appreciation by investing in common stocks of foreign companies. This
Underlying Fund mainly invests in the common stock of growth companies that are domiciled or that have their primary operations outside of the United States. It may invest 100% of its assets in securities of foreign companies. This
Underlying Fund may invest in emerging markets as well as in developed markets throughout the world. From time to time it may place greater emphasis on investing in one or more particular regions such as Asia, Europe or Latin
America. Under normal market conditions this Underlying Fund will:
o       invest at least 65% of its total assets in common and preferred stocks of issuers in at least three different countries outside of the United
        States, and
o       emphasize investments in common stocks of issuers that the portfolio manager considers to be "growth" companies.

This Underlying Fund does not limit its investments to issuers within a specific market capitalization range and at times may invest a substantial portion of its assets in one or more particular capitalization ranges. This Underlying Fund currently invests a substantial portion of its assets in stocks of small- to mid-sized companies, whose price may be more volatile than the price of stocks issued by larger companies. This Underlying Fund can also buy securities convertible into common stock and other securities having equity features. This
Underlying Fund can use hedging and certain derivative instruments to seek capital appreciation or to try to manage investment risks.

In selecting securities, this Underlying Fund's portfolio manager evaluates investment opportunities on a company-by-company basis. The portfolio manager looks primarily for foreign companies with high growth potential using a "bottom up" investment approach, that is, by looking at the investment performance of individual stocks before considering the impact of general or industry-specific economic trends. This approach includes fundamental analysis of a company's financial statements and management structure and consideration of the company's operations and product development, as well as its position in its industry.

Oppenheimer Limited-Term Government Fund - This Underlying Fund seeks high current return and safety of principal. It invests at least 80% of its net assets (plus borrowings used for investment purposes) in debt securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements on those securities and hedging instruments approved by its Board of
Trustees.

         This Underlying Fund may invest up to 20% of its assets in mortgage-backed securities that are not issued or guaranteed by the U.S.
government, its agencies or instrumentalities, asset-backed securities, investment grade corporate debt obligations (having a rating, at the time of acquisition by this Underlying Fund of at least "BBB" by Standard & Poor's
Rating Service or "Baa" by Moody's Investors Service or a comparable rating by another nationally-recognized securities rating organization, or, if unrated, deemed by the Manager to have a comparable rating) and certain other high quality debt obligations.

         U.S. government securities are debt securities that are issued or guaranteed by the U.S. Treasury, such as Treasury bills, notes or bonds, and securities issued or guaranteed by U.S. government agencies or federally-chartered entities that are referred to as "instrumentalities" of the
U.S. government. This Underlying Fund invests significant amounts of its assets in mortgage-related derivative securities, such as collateralized mortgage obligations ("CMOs") and mortgage participation certificates. They include mortgage-related securities issued or guaranteed by instrumentalities of the
U.S. government, such as the Government National Mortgage Association. However,
not all of the U.S. government securities this Underlying Fund buys are issued or guaranteed by the U.S. government as to payment of interest and repayment of principal. Some are backed by the right of the issuer to borrow from the U.S.
Treasury. Others are backed only by the credit of the instrumentality and may be subject to greater credit risk. The securities this Underlying Fund buys may pay interest at fixed or floating rates, or may be "stripped" securities whose interest coupons have been separated from the security and sold separately.

         This Underlying Fund seeks to maintain an average effective portfolio duration of not more than three years (measured on a dollar-weighted basis) to try to reduce the volatility of the value of its securities portfolio. However, this Underlying Fund can invest in securities that have short-, medium- or long-term maturities and may use derivative investments to try to reduce interest rate risks. Because of market events and interest rate changes, the duration of the portfolio might not meet that target at all times.

Oppenheimer Main Street Small Cap Fund(R) - This Underlying Fund seeks capital appreciation. It mainly invests in common stocks of small-capitalization U.S.
companies based on analysis using multi-factor quantitative models. Under normal market conditions, this Underlying Fund will invest at least 80% of its net assets, including any borrowings for investment purposes, in securities of companies having a small market capitalization. This Underlying Fund defines small capitalization or "small-cap" issuers as companies with market capitalizations less than or equal to the largest company in the Russell 2000
("Russell 2000") or the S&P Small Cap 600 ("S&P 600") index.

         In selecting securities to buy or sell, this Underlying Fund's portfolio managers use an investment process that uses multi-factor quantitative models to rank approximately 3,000 stocks on a daily basis. While the process may change over time or vary in particular cases, in general the selection process currently uses:

Multi-factor quantitative models: This Underlying Fund uses both "top down" and
"bottom up" quantitative models.

    o   The "top down" market capitalization model seeks to predict the future market direction of the capitalization environment. The portfolio managers divide the domestic equity market into several
        market-capitalization segments and market capitalization exposure is managed using proprietary modeling that incorporates factors such as relative price momentum and reversals, relative valuations and measures of investors risk tolerance.

    o   The "bottom up" stock selection models seek to rank securities within each capitalization range in order of attractiveness. More than a hundred company-specific factors are analyzed in constructing the
        "bottom up" models, including valuation, profitability, quality, momentum, volatility and special effects. Different models are used for each of the different market capitalization segments. These models incorporate both macro-economic variables and seasonal effects to attempt to predict the performance of company-specific factors.

Portfolio Construction: The portfolio is then constructed and continuously monitored based on the quantitative investment models. Security weightings are determined according to capitalization outlook, stock ranking and benchmark weighting. This Underlying Fund aims to maintain a broadly diversified portfolio that limits idiosyncratic company-specific risks and is scalable, efficient and adaptable.

Oppenheimer Master Loan Fund LLC - The investment objective of this Underlying
Fund is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in senior floating rate loans and other debt securities. Under normal circumstances, this Underlying Fund will invest in floating (sometimes referred to as "adjustable") rate loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. While most of these loans will be collateralized, this Underlying Fund can also under normal circumstances invest in uncollateralized floating rate loans. Collectively, these investments are referred to as "Senior Loans." These
Senior Loans pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates, such as the prime rate offered by one or more major U.S. banks (the "Prime Rate"), the certificate of deposit ("CD") rate or the London Inter-Bank Offered Rate
("LIBOR").

         This Underlying Fund can also invest in cash and other securities, such as unsecured floating rate loans, secured or unsecured fixed-rate loans, collateralized loan obligations, floating rate notes or bonds, investment-grade short-term debt obligations and repurchase agreements, under normal circumstances. This Underlying Fund can use derivative instruments, including options, futures contracts, asset-backed securities, interest rate swaps, credit default swaps and total return swaps, to hedge its portfolio. This Underlying
Fund can borrow money and use other techniques to manage its cash flow, to finance repurchase offers, or to purchase assets, a technique referred to as
"leverage."

         This Underlying Fund will principally invest in debt obligations, including Senior Loans, that are rated "B" or higher by one or more of the ratings organizations such as Standard & Poor's Rating Services ("S&P") or
Moody's Investor Services, Inc. ("Moody's") or, if unrated, determined by OFI
Institutional to be of comparable quality, although, this Underlying Fund can also invest in investments rated below "B." This Underlying Fund's Manager selects only those Senior Loans made to borrowers, and debt securities issued by borrowers, that it believes are likely to pay the interest and repay the principal on their indebtedness when it becomes due and considers many factors, including among others:
o the borrower's past and expected future financial performance;
o the experience and depth of the borrower's management;
o the collateral for the loan or other debt security in which this Underlying
Fund proposes to invest; o the borrower's tangible assets and cash flows; and
o the credit quality of the debt obligations of the agent bank servicing the loan and other intermediaries imposed between the borrower and this Underlying
Fund, to assure the indebtedness of those agents and intermediaries is investment grade.

Oppenheimer Quest International Value Fund, Inc. - This Underlying Fund seeks long-term capital appreciation. It currently invests mainly in common stocks of companies believed by its investment manager to be undervalued, that are domiciled outside the United States or have their primary operations outside the
U.S. This Underlying Fund does not limit its investments to issuers within a specific market capitalization range. At times, this Underlying Fund may invest a substantial portion of its assets in a particular capitalization range. For example, this Underlying Fund may invest a substantial portion of its assets in stocks issued by small and mid-sized companies.

         This Underlying Fund can invest in emerging markets as well as developed markets throughout the world, although it may place greater emphasis on investing in one or more particular regions from time to time, such as Europe or Asia. It can invest 100% of its assets in foreign securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in foreign common and preferred stock of issuers in at least five different countries outside the United States.

Oppenheimer Real Estate Fund - This Underlying Fund seeks total return through investment in real estate securities. Under normal market conditions, this
Underlying Fund invests at least 80% of its net assets (including borrowings for investment purposes) in common stocks and other equity securities of real estate companies. This non-fundamental investment policy will not be changed without 60 days advance notice to shareholders. This Underlying Fund primarily invests in real estate investment trusts ("REITs") but may also invest in real estate operating companies ("REOCs") and other real estate related securities. The assets of the REITs that this Underlying Fund invests in are primarily land and buildings, although it may invest in REITs that hold mortgages or a combination of investments types. The portfolio manager employs both top-down and bottom-up methods in selecting securities for this Underlying Fund.

Top-Down Analysis. This Underlying Fund's portfolio manager is employed by the
Sub-Adviser, Cornerstone Real Estate Advisers LLC (the "Sub-Adviser"), which has in-house real estate experts who can provide field observations regarding local, regional and national real estate trends and fundamentals in support of the top-down analysis. The Sub-Adviser also has comprehensive property databases that track the real estate markets by property type, geographic metro area and company portfolio. This allows the portfolio manager to use proprietary models to analyze markets at various levels, including Standard Industrial
Classification code, zip code and Metropolitan Statistical Area, resulting in comprehensive industry databases. This Underlying Fund's top-down portfolio weightings are determined by a national, regional and metro area market analysis of the following factors:
o Projected growth in supply and demand factors specifically related to the commercial property markets.
o Projected growth in new commercial space by tracking construction in process and building permit activity.
o Expected growth in supply and demand for hotels.
o Projected growth in Gross Domestic Product and airline travel.
o Anticipated growth in new construction and building permit activity of all classes of business, leisure and resort hotels.
o Anticipated growth in supply and demand factors affecting residential real estate.
o Expected growth in population, employment, personal income, household formations and propensity to own versus rent.
o Current affordability of the single-family residential real estate market.

Bottom-Up Analysis. The portfolio manager's bottom-up analysis uses traditional equity analysis to assess an individual real estate company's portfolio, current business strategy, capital structure and management track record. Specifically, the portfolio manager looks for companies with the following characteristics:
o Capacity for predictable and sustainable growth in revenue and earnings per share.
o Dominant owner/operator in its property types and geographic markets.
o Property holdings poised for potentially higher growth due to management's strategic positioning or due to geographic locations in markets where land suitable for development is scarce.
o Strong capital structure and access to capital that may help to effect long-term business strategies.
o Experienced senior management with a strong track record and a wide spectrum of industry-specific skills.
o Attractive valuation relative to other companies and to historical valuations in the real estate market. This Underlying Fund may buy securities issued by companies of any size or market capitalization range and at times might increase its emphasis on securities of issuers in a particular capitalization range.

Oppenheimer U.S. Government Trust - This Underlying Fund seeks high current income consistent with preservation of capital. It invests mainly in U.S.
government debt securities. These include debt securities issued or guaranteed by the U.S. Treasury, such as Treasury bills, notes or bonds, and securities issued or guaranteed by agencies or entities that are referred to as
"instrumentalities" of the U.S. government.
o Under normal market conditions, this Underlying Fund invests at least 80% of its net assets (plus borrowings used for investment purposes) in U.S. government securities.
o This  Underlying  Fund  typically  invests a  substantial  portion of its
assets  in  mortgage-related   derivative  securities,  such  as  collateralized
mortgage obligations (called CMOs) and mortgage participation certificates. They include mortgage-related U.S. government securities as well as securities issued by private institutions, such as banks and mortgage companies.

         This Underlying Fund's share prices and income levels will fluctuate.
This Underlying Fund's share prices and distributions are not backed or guaranteed by the U.S. government. Securities issued by private issuers do not have any U.S. government guarantees.

         The securities this Underlying Fund buys may pay interest at fixed or floating rates, or may be "stripped" securities. This Underlying Fund can buy securities that have short-, medium- or long-term maturities, and the average maturity of this Underlying Fund's portfolio can be expected to change over time. This Underlying Fund uses derivative investments, such as interest-only and principal-only securities, to try to enhance income and to manage investment risks.

Oppenheimer Value Fund - This Underlying Fund seeks long-term growth of capital by investing primarily in common stocks with low price-earnings ratios and better-than-anticipated earnings. Realization of current income is a secondary consideration. This Underlying Fund may invest mainly in common stocks of different capitalization ranges, but also can buy other investments, including:
o        preferred stocks, rights and warrants and convertible debt securities,
         and
o        securities of U.S. and foreign companies, although there are limits on this Underlying Fund's investments in foreign securities.

         The Fund uses a value investing style to seek securities that are undervalued in the marketplace A security may be undervalued because the market is not aware of the issuer's intrinsic value or does not yet recognize its future potential or the issuer may be temporarily out of favor. The Fund seeks to realize gains in the prices of those securities when other investors recognize their real or prospective worth. The Fund uses fundamental analysis of individual issuers rather than overall market or industry conditions or trends.
This is called a "bottom up approach."

         Value investing entails the risk that the market might not recognize that the selected securities are undervalued and the prices of those securities might not appreciate as anticipated. Value investing has gone in and out of favor during past market cycles and is likely to continue to do so. Although
"value" companies may outperform "growth" companies at time when markets are unstable, "growth" companies may outperform "value" companies during periods when markets are experiencing rapid advances. As a result, during those periods the Fund may underperform funds that use a "growth" investment strategy.

INFORMATION AND SERVICES

For More Information on Oppenheimer LifeCycle Funds
o        Oppenheimer Target Distribution Fund
o        Oppenheimer Target Distribution & Growth Fund

The following additional information about the Funds are available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this prospectus (which means it is legally part of this prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about a Fund's investments and performance will be available in the Fund's Annual and
Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected Fund performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Funds' privacy policy and other information about the Funds, or your account:

------------------------------------------- ---------------------------------------------------------------------
By Telephone:                               Call OppenheimerFunds Services toll-free:
                                            1.800.CALL OPP (225.5677)
------------------------------------------- ---------------------------------------------------------------------
------------------------------------------- ---------------------------------------------------------------------
By Mail:                                    Write to:
                                            OppenheimerFunds Services
                                            P.O. Box 5270 Denver, Colorado
                                            80217-5270
------------------------------------------- ---------------------------------------------------------------------
------------------------------------------- ---------------------------------------------------------------------
On the Internet:                            You can request these documents by e-mail or through the
                                            OppenheimerFunds website. You may also read or download certain documents on the OppenheimerFunds website at:
                                            www.oppenheimerfunds.com
                                            ------------------------
------------------------------------------- ---------------------------------------------------------------------

Information about a Fund including the Fund's Statement of Additional
Information can be reviewed and copied at the Securities and Exchange
Commission's Public Reference Room in Washington, D.C. Information on the
operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1.202.551.8090. Reports and other information about the Funds are available on the EDGAR database on the Securities and Exchange
Commission's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the Securities and
Exchange Commission's e-mail address: publicinfo@sec.gov or by writing to the
Securities and Exchange Commission's Public Reference Section, Washington, D.C.
20549-0102. No one has been authorized to provide any information about the
Funds or to make any representations about the Funds other than what is contained in this prospectus. This prospectus is not an offer to sell shares of the Funds, nor a solicitation of an offer to buy shares of the Funds, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Funds' shares are distributed by:                                     [logo] OppenheimerFunds Distributor, Inc.
Target Distribution Fund's SEC File No.: 811-22230
Target Distribution & Growth Fund's SEC File No.: 811-22231
PR0000.009.___08
Printed on recycled paper

Oppenheimer LifeCycle Funds

o        Oppenheimer Target Distribution Fund
o        Oppenheimer Target Distribution & Growth Fund

6803 South Tucson Way, Centennial, Colorado 80112
1.800.CALL OPP (225.5677)

Statement of Additional Information dated November 11, 2008

This Statement of Additional Information ("SAI") is not a Prospectus. This
document contains additional information about the two Oppenheimer Funds listed above (each a "Fund" and together the "Funds") and supplements information in the Prospectus dated November 11, 2008. It should be read together with the
Prospectus. You can obtain the Prospectus by writing to the Funds' Transfer
Agent, OppenheimerFunds Services (the "Transfer Agent"), at P.O. Box 5270,
Denver, Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

Contents                                                                                                    Page

About the Funds
Additional Information About the Funds' Investment Policies and Risks...........................................
     The Funds' Investment Policies.............................................................................
     The Underlying Funds' Investment Policies..................................................................
         Equity Securities......................................................................................
         Debt Securities........................................................................................
         Derivative Securities..................................................................................
         Other Investments and Investment Strategies............................................................
     Investment Restrictions....................................................................................
Disclosure of Portfolio Holdings................................................................................
How the Funds are Managed.......................................................................................
     Organization and History...................................................................................
     Board of Trustees and Oversight Committees.................................................................
     Trustees and Officers of the Funds.........................................................................
     The Manager................................................................................................
Brokerage Policies of the Funds.................................................................................
Distribution and Service Plans..................................................................................
Payments to Fund Intermediaries.................................................................................
Performance of the Funds........................................................................................

     About Your Account
How To Buy Shares...............................................................................................
How To Sell Shares..............................................................................................
How to Exchange Shares..........................................................................................
Dividends, Capital Gains and Taxes..............................................................................
Additional Information About the Funds..........................................................................

     Financial Information About the Funds
Report of Independent Registered Public Accounting Firm.........................................................
Financial Statements............................................................................................

About the Funds

Additional Information About the Funds' Investment Policies and Risks

         The investment objective, the principal investment policies, and the main risks of the Funds are described in the Prospectus. Each Fund is a special type of fund known as a "fund of funds" that invests primarily in a diversified portfolio of Oppenheimer mutual funds. Those funds are referred to as the
"Underlying Funds." This Statement of Additional Information contains supplemental information about those policies and risks and the types of securities the Funds' and Underlying Funds' investment manager,
OppenheimerFunds, Inc. (the "Manager"), can select for the Funds or the
Underlying Funds. Additional information is also provided about the strategies that each Fund may use to try to achieve its objective.

The Funds' Investment Policies. Each Fund normally invests in a portfolio of
Class Y shares of the Oppenheimer Underlying Funds. The Funds may invest in
Class A shares of an Underlying Fund if Class Y shares are not available. The composition of those investments, and the factors considered in allocating the
Funds' assets among the Underlying Funds, may vary over time. From time to time, the Funds may also invest in the securities of individual issuers directly, as described below. The risks of such direct investments in those securities are the same risks that the securities have in the portfolios of the Underlying
Funds. However a Fund may have greater exposure to such securities, and therefore to such risks, when it makes a direct investment.

         The Underlying Funds' Investment Policies. The Funds' Prospectus
includes the investment objective and a brief description of each of the
Underlying Funds. The Underlying Funds are currently: Oppenheimer Absolute
Return Fund ("Absolute Return Fund"), Oppenheimer Capital Appreciation Fund
("Capital Appreciation Fund"), Oppenheimer Champion Income Fund (" Champion
Income Fund"), Oppenheimer Commodity Strategy Total Return Fund ("Commodity
Strategy Total Return Fund"), Oppenheimer Core Bond Fund ("Core Bond Fund"),
Oppenheimer Developing Markets Fund ("Developing Markets Fund"), Oppenheimer
Equity Fund, Inc. ("Equity Fund"), Oppenheimer Global Fund ("Global Fund"),
Oppenheimer Gold & Special Minerals Fund ("Gold & Special Minerals Fund"),
Oppenheimer International Bond Fund ("International Bond Fund"), Oppenheimer
International Growth Fund ("International Growth Fund"), Oppenheimer
Limited-Term Government Fund ("Limited-Term Government Fund"), Oppenheimer Main
Street Small Cap Fund (Main Street Small Cap Fund"), Oppenheimer Master Loan
Fund, LLC ("Master Loan Fund, LLC"), Oppenheimer Quest International Value Fund,
Inc. ("Quest International Value Fund, Inc."), Oppenheimer Real Estate Fund
("Real Estate Fund"), Oppenheimer U.S. Government Trust ("U.S. Government
Trust"), and Oppenheimer Value Fund ("Value Fund"). The Funds may also invest their free cash in Oppenheimer Institutional Money Market Fund ("Institutional
Money Market Fund").

         Set forth below is a chart and other supplemental information about the types of securities the Underlying Funds and Institutional Money Market Fund may
invest in, as well as strategies they may use to try to achieve their objectives. The Underlying Funds, the objectives and investment policies of the
Underlying Funds and the Funds' allocations to the Underlying Funds may change without notice to or approval of the Funds' shareholders.

--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
                                                      Capital                         Commodity
                                     Absolute       Appreciation      Champion      Strategy Total
                                    Return Fund         Fund        Income Fund      Return Fund     Core Bond Fund
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
Equity Securities
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
Common Stock                             X               X               X                -                X
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
Preferred Stock                          X               X               X                -                X
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
Convertible Securities                   X               X               X                X                X
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
Rights                                   X               X               X                -                X
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
Warrants                                 X               X                X               -                X
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
Growth Companies                         X               X               -                -                -
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
Value Companies                          -               -               -                -                -
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
Mid-Cap Companies                        -               X               -                -                -
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
Small-Cap Companies                      -               X               -                -                -
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
Unseasoned Issuers                       X               X               -                -                -
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
Cyclical Opportunities                   -               X               -                -                -
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
Real Estate Investment Trusts            X               -               -                -                -
(REITs)
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
Foreign Equity Securities                -               X               X                X                X
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
   Developing Markets                    X               -               X                X                X
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
   Privatization Programs                -               -               -                -                -
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
Investment Company Securities            X               X               X                X                X
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
Fixed Income Securities
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
Floating Rate Securities                 X               -               X                X                X
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
Variable Rate Securities                 X               -               X                X                X
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
Zero-Coupon Securities                   X               -               X                X                X
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
Lower Grade Debt Securities              X               -               X                X                X
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
Bank Obligations and Related             X               -               -                X                X
Securities
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
Loan Participation Interests             -               -               X                X                X
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
Master Demand Notes                      X               -               -                X                X
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
Foreign Debt Obligations                 X               X               X                X                X
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
U.S. Government Securities               X               X               X                X                X
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
   U.S. Treasury Obligations             X               X               X                X                X
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
   Government Agency Obligations         X               X               X                X                X
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
Mortgage Related Securities              X               -               X                X                X
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
   Collateralized Mortgage               X               -               X                X                X
   Obligations (CMOs)
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
   Forward Rolls                         -               -               X                X                X
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
   Stripped Mortgage Related             X               -               X                X                X
   Securities
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
   Mortgage Related Government           X               -               X                X                X
   Obligations
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
   Commercial Mortgage Related           X               -               X                X                X
   Obligations
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
Asset Backed Securities                  -               -               X                X                X
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
Money Market Instruments                 X               X               X                X                X
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
Commercial Paper                         X               -               -                X                X
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
Derivatives
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
Futures                                  X               X               X                X                X
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
Options                                  X               X               X                -                X
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
   Write Covered Calls                   X               X               X                X                X
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
   Write Put Options                     X               X               X                X                X
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
   Purchase Puts and Calls               X               X               X                X                X
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
   Foreign Currency Options              X               X               X                X                X
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
Forward Contracts                        X               X               X                X                X
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
Interest Rate Swaps                      X               -               X                X                X
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
Total Return Swaps                       X               -               -                -                -
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
Swaptions                                X               -               X                X                X
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
Credit Derivatives                       X               -               X                X                X
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
Structured Notes                         X               -               X                X                X
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
Other Investments and Strategies
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
Repurchase Agreements                    X               X               X                X                X
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
Reverse Repurchase Agreements            X               -               -                X                -
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
When Issued Securities                   -               -               X                X                X
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
Delayed Delivery Securities              -               -               X                X                X
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
Securities Lending                       X               X               X                X                X
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
Borrowing for Leverage                   X               -               -                -                -
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------
Illiquid and Restricted                  X               X               X                X                X
Securities
--------------------------------- ---------------- --------------- --------------- ----------------- ---------------

---------------------------- ------------------------------------------------------------------------------------------

                               Developing    Equity    Global Fund   Gold & Special    International
                              Markets Fund     Fund                   Minerals Fund      Bond Fund

---------------------------- ------------------------------------------------------------------------------------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

Equity Securities

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

  Common Stock                           X                X              X                X                X

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

  Preferred Stock                        X                X              X                X                X

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

  Convertible Securities                 X                X              X                X                X

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

  Rights                                 X                X              X                X                X

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

  Warrants                               X                X              X                X                X

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

  Growth Companies                       X                X              X                X                -

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

  Value Companies                        -                X              -                X                -

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

  Mid-Cap Companies                      -                X              X                X                -

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

  Small-Cap Companies                    X                X              X                X                -

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

  Unseasoned Issuers                     X                -              X                X                -

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

  Cyclical Opportunities                 -                -              X                -                -

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

  Real Estate Investment Trusts          -                X              X                -                -
  (REITs)

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

  Foreign Equity Securities              X                X              X                X                X

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

    Developing Markets                   X                X              X                X                X

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

    Privatization Programs               X                -              -                -                X

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

  Investment Company Securities          -                -              -                X                X

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

Fixed Income Securities

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

  Floating Rate Securities               -                X              -                -                X

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

  Variable Rate Securities               -                -              -                -                X

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

  Zero Coupon Securities                 -                X              X                -                X

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

  Lower Grade Debt Securities            -                -              X                -                X

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

  Bank Obligations and Related           -                -              -                -                X
  Securities

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

  Loan Participation Interests           -                X              -                -                -

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

  Master Demand Notes                    -                X              -                -                -

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

  Foreign Debt Obligations               -                -              -                -                X

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

  U.S. Government Securities             X                X              X                X                X

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

    U.S. Treasury Obligations            X                X              X                X                X

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

    Government Agency                    X                X              X                -                -
    Obligations

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

  Mortgage Related Securities            -                -              X                -                X

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

    Collateralized Mortgage              -                X              -                -                X
    Obligations (CMOs)

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

    Forward Rolls                        -                -              X                -                X

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

    Stripped Mortgage Related            -                -              -                -                X
    Securities

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

    Mortgage Related Government          -                X              -                -                -
    Obligations

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

    Commercial Mortgage Related          -                -              -                -                X
    Obligations

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

  Asset Backed Securities                -                -              -                -                -

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

  Money Market Instruments               X                -              X                X                X

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

  Commercial Paper                       X                X              X                -                X

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

Derivatives                                                                               X
-----------

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

  Futures                                X                X              X                X                X

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

  Options                                X                X              X                X                X

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

    Write Covered Calls                  X                X              X                X                X

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

    Write Put Options                    X                X              X                X                X

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

    Purchase Puts and Calls              X                X              X                X                X

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

    Foreign Currency Options             X                X              X                X                X

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

  Forward Contracts                      X                X              X                X                X

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

  Interest Rate Swaps                    -                X              X                -                X

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

  Total Return Swaps                     -                -              -                -                X

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

  Swaptions                              -                X              X                -                -

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

  Credit Derivatives                     -                -              -                -                -

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

  Structured Notes                       -                -              -                -                X

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

Other Investments and Strategies

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

  Repurchase Agreements                  X                X              X                X                X

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

  Reverse Repurchase Agreements          -                -              X                -                -

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

  When Issued Securities                 X                X              -                -                X

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

  Delayed Delivery Securities            X                X              -                -                X

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

  Securities Lending                     X                X              X                X                X

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

  Borrowing for Leverage                 X                -              X                X                X

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------
--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

  Illiquid and Restricted                X                X              X                X                X
  Securities

--------------------------------- ----------------- -------------- -------------- ------------------ ---------------

------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
                               International     Institutional      Limited- Term      Main Street     Master Loan
                                Growth Fund    Money Market Fund   Government Fund   Small Cap Fund     Fund, LLC
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
Equity Securities
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
  Common Stock                       X                 -                  -                 X               X
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
  Preferred Stock                    X                 -                  -                 X               X
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
  Convertible Securities             X                 -                  -                 X               X
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
  Rights                             X                 -                  -                 X               X
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
  Warrants                           X                 -                  -                 X               X
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
  Growth Companies                   X                 -                  -                 X               X
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
  Value Companies                    -                 -                  -                 X               -
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
  Mid-Cap Companies                  X                 -                  -                 X               -
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
  Small-Cap Companies                X                 -                  -                 X               -
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
  Unseasoned Issuers                 X                 -                  -                 X               -
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
  Cyclical Opportunities             X                 -                  -                 -               -
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
  Real Estate Investment             -                 -                  -                 -               -
  Trusts (REITs)
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
  Foreign Equity Securities          X                 -                  -                 X               -
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
    Developing Markets               X                 -                  -                 X               -
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
    Privatization Programs           -                 -                  -                 -               -
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
  Investment Company Securities      -                 -                  X                 X               X
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
Fixed Income Securities
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
  Floating Rate Securities           -                 X                  X                 -               X
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
  Variable Rate Securities           -                 X                  X                 -               X
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
  Zero Coupon Securities             -                 -                  -                 -               X
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
  Lower Grade Debt Securities        X                 -                  -                 -               X
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
  Bank Obligations and               X                 X                  X                 X               X
  Related Securities
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
  Loan Participation                 -                 X                  -                 -               X
  Interests
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
  Master Demand Notes                -                 X                  -                 -               X
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
  Foreign Debt Obligations           X                 -                  -                 -               X
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
  U.S. Government Securities         X                 X                  X                 X               X
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
    U.S. Treasury Obligations        X                 X                  X                 X               X
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
    Government Agency                X                 X                  X                 X               X
    Obligations
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
Mortgage Related Securities          -                 X                  X                 -               X
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
  Collateralized Mortgage            -                 X                  X                 -               X
  Obligations (CMOs)
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
  Forward Rolls                      -                 -                  -                 -               -
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
  Stripped Mortgage Related          -                 -                  -                 -               X
  Securities
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
  Mortgage Related                   -                 X                  X                 -               X
  Government Obligations
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
  Commercial Mortgage                -                 -                  -                 -               -
  Related Obligations
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
  Asset Backed Securities            -                 X                  X                 -               X
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
  Money Market Instruments           X                 X                  X                 X               X
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
  Commercial Paper                   -                 X                  X                 X               X
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
Derivatives
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
  Futures                            X                 -                  X                 X               X
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
  Options                            X                 -                  X                 X               X
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
    Write Covered Calls              X                 -                  X                 X               X
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
    Write Put Options                X                 -                  X                 X               X
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
    Purchase Puts and Calls          X                 -                  X                 X               X
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
    Foreign Currency Options         X                 -                  -                 X               X
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
  Forward Contracts                  X                 -                  -                 X               X
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
  Interest Rate Swaps                -                 -                  X                 -               X
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
  Total Return Swaps                 X                 -                  -                 -               X
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
  Swaptions                          -                 -                  -                 -               X
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
  Credit Derivatives                 -                 -                  -                 -               X
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
  Structured Notes                   -                 -                  -                 -               X
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
Other Investments and
Strategies
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
  Repurchase Agreements              X                 X                  X                 X               X
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
  Reverse Repurchase                 X                 -                  X                 X               X
  Agreements
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
  When Issued Securities             -                 -                  X                 X               X
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
  Delayed Delivery Securities        -                 -                  X                 X               X
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
  Securities Lending                 X                 -                  X                 X               X
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
  Borrowing for Leverage             X                 -                  -                 X               X
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------
  Illiquid and Restricted            X                 X                  X                 X               X
  Securities
------------------------------ --------------- ------------------ ------------------ ---------------- ---------------

  ------------------------------- -------------------- --------------------- -------------------- --------------------
                                         Quest            Real Estate Fund   U.S. Government Trust     Value Fund
                                     International
                                      Value Fund
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  Equity Securities
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  Common Stock                             X                    -                     -                    X
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  Preferred Stock                          X                    -                     -                    X
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  Convertible Securities                   X                    X                     -                    X
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  Rights                                   X                    X                     -                    X
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  Warrants                                 X                    X                     -                    X
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  Growth Companies                         -                    -                     -                    -
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  Value Companies                          X                    -                     -                    X
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  Mid-Cap Companies                        X                    -                     -                    X
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  Small-Cap Companies                      X                    -                     -                    X
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  Unseasoned Issuers                       X                    -                     -                    -
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  Cyclical Opportunities                   X                    -                     -                    -
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  Real Estate Investment Trusts            -                    X                     -                    -
  (REITs)
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  Foreign Equity Securities                X                    -                     -                    X
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
     Developing Markets                    X                    -                     -                    X
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
     Privatization Programs                -                    -                     -                    -
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  Investment Company Securities            X                    X                     -                    X
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  Fixed Income Securities
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  Floating Rate Securities                 -                    X                     X                    X
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  Variable Rate Securities                 -                    -                     X                    X
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  Zero Coupon Securities                   -                    -                     X                    X
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  Lower Grade Debt Securities              X                    X                     -                    X
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  Bank Obligations and Related             X                    -                     -                    X
  Securities
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  Loan Participation Interests             -                    -                     -                    -
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  Master Demand Notes                      X                    -                     -                    X
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  Foreign Debt Obligations                 X                    -                     -                    X
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  U.S. Government Securities               X                    X                     X                    X
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
     U.S. Treasury Obligations             X                    X                     X                    X
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
     Government Agency                     X                    X                     X                    X
     Obligations
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  Mortgage Related Securities              -                    -                     X                    X
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
     Collateralized Mortgage               X                    -                     X                    X
     Obligations (CMOs)
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
     Forward Rolls                         -                    -                     X                    -
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
     Stripped Mortgage Related             -                    -                     X                    X
     Securities
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
     Mortgage Related                      X                    -                     X                    X
     Government Obligations
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
     Commercial Mortgage                   -                    -                     X                    -
     Related Obligations
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  Asset Backed Securities                  -                    -                     X                    -
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  Money Market Instruments                 X                    X                     X                    X
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  Commercial Paper                         X                    X                     -                    X
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  Derivatives
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  Futures                                  X                    X                     X                    X
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  Options                                  X                    X                     -
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
     Write Covered Calls                   X                    X                     X                    X
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
     Write Put Options                     X                    X                     X                    X
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
     Purchase Puts and Calls               X                    X                     X                    X
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
     Foreign Currency Options              X                    X                     -                    X
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  Forward Contracts                        X                    X                     -                    X
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  Interest Rate Swaps                      -                    X                     X                    -
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  Total Return Swaps                       -                    -                     -                    -
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  Swaptions                                -                    -                     X                    -
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  Credit Derivatives                       -                    -                     -                    -
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  Structured Notes                         -                    -                     -                    -
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  Other Investments and
  Strategies
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  Repurchase Agreements                    X                    X                     X                    X
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  Reverse Repurchase Agreements            -                    -                     X                    X
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  When Issued Securities                   X                    -                     X                    X
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  Delayed Delivery Securities              X                    -                     X                    X
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  Securities Lending                       X                    X                     X                    X
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  Borrowing for Leverage                   -                    -                     -                    -
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  ------------------------------- -------------------- --------------------- -------------------- --------------------
  Illiquid and Restricted                  X                    X                     -                    X
  Securities
  ------------------------------- -------------------- --------------------- -------------------- --------------------

         The Funds, the Underlying Funds and Institutional Money Market Fund are
not required to use all of these investment techniques and strategies in seeking their objectives. They may use some of the investment techniques and strategies only at certain times or not at all.

         For more complete information about Institutional Money Market Fund's and each of the Underlying Fund's investment policies and strategies, please refer to their prospectuses and SAIs. You may obtain a copy of any of those prospectuses or SAIs by calling 1.800.225.5677, or by downloading them from the
OppenheimerFunds, Inc. website at www.oppenheimerfunds.com.

Equity Securities

Some of the Underlying Funds focus their investments in equity securities of
U.S. and/or foreign companies. Equity securities include common stocks, preferred stocks, rights and warrants, and securities convertible into common stock. Investments in equity securities may include stocks of companies of all market capitalization ranges: small-cap, mid-cap and large-cap. Certain of the
Underlying Funds emphasize equity investments in one or more capitalization ranges. Certain of the Underlying Funds pursue a "growth" investing strategy, while others pursue a "value" investing policy.

         |X| Preferred Stock. Some of the Underlying Funds may invest in preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid on the issuer's common stock. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.

         If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing calls or redemptions prior to maturity, which can also have a negative impact on prices when interest rates decline.

         Preferred stocks are equity securities because they do not constitute a liability of the issuer and therefore do not offer the same degree of assurance of continued income as debt securities. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities. Preferred stock generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation.

         |X| Convertible Securities. Some of the Underlying Funds may invest in convertible securities. Convertible securities are debt securities that are convertible into an issuer's common stock. Convertible securities rank senior to common stock in a corporation's capital structure and therefore are subject to less risk than common stock in the case of the issuer's bankruptcy or liquidation.

         The value of a convertible security is a function of its "investment value" and its "conversion value." If the investment value exceeds the conversion value, the security will behave more like a debt security and the security's price will likely increase when prevailing interest rates fall and decrease when prevailing interest rates rise. If the conversion value exceeds the investment value, the security will behave more like an equity security. In that case, it will likely sell at a premium over its conversion value and its price will tend to fluctuate directly with the price of the underlying security.

         While some convertible securities are a form of debt security, in certain cases their conversion feature (allowing conversion into equity securities) causes them to be regarded by the Manager more as "equity equivalents." As a result, the credit rating assigned to the security might have less impact on the Manager's investment decision with respect to convertible securities than in the case of non-convertible fixed-income securities.
Convertible debt securities are subject to the credit risks and interest rate risks described below in "Main Risks of Debt Securities."

         To determine whether convertible securities should be regarded as
"equity equivalents," the Manager may examine the following factors:

             (1)  whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of
                  common stock of the issuer,
             (2)  whether the issuer of the convertible securities has restated
                  its earnings per share of common stock on a fully diluted
                  basis (considering the effect of conversion of the convertible securities), and
             (3)  the extent to which the convertible security may be a defensive "equity substitute," providing the ability to
                  participate in any appreciation in the price of the issuer's common stock.

         |X| Rights and Warrants. Some of the Underlying Funds may invest in warrants or rights. For specific limitations on the Underlying Funds'
investments in rights and warrants, refer to the Statement of Additional
Information for each Underlying Fund.

         Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

         |X| Growth Companies. Some of the Underlying Funds invest in growth companies. Growth companies are those companies that the Manager believes are entering into growth cycles in their businesses, with the expectation that their stock will increase in value. They may be established companies as well as newer companies in the development stage.

         Growth companies may have a variety of characteristics that, in the
Manager's view, define them as "growth" issuers. They may be generating or applying new technologies, new or improved distribution techniques or new services. They may own or develop natural resources. They may be companies that can benefit from changing consumer demands or lifestyles, or companies that have projected earnings in excess of the average for their sector or industry. In each case, they have prospects that the Manager believes are favorable for the long term. The portfolio managers of the Underlying Funds look for growth companies with strong, capable management sound financial and accounting policies, successful product development and marketing and other factors.

         |X| Value Investing. In selecting equity investments, the portfolio managers of certain Underlying Funds may use a value investing style. In using a value approach, the portfolio managers seek stock and other equity securities that appear to be temporarily undervalued, by various measures, such as price/earnings ratios. Value investing seeks stocks having prices that are low in relation to their real worth or future prospects, in the hope that the portfolios will realize appreciation in the value of their holdings when other investors realize the intrinsic value of the stock.

         Using value investing requires research as to the issuer's underlying financial condition and prospects. Some of the measures used to identify these securities include, among others:

o        Price/Earnings Ratio, which is the stock's price divided by its earnings per share. A stock having a price/earnings ratio lower than its historical range, or the market as a whole or that of similar companies may offer attractive investment opportunities.
o        Price/Book Value Ratio, which is the stock price divided by the book value of the company per share, which measures the company's stock price in relation to its asset value.
o        Discounted Future Value Analysis, which involves two steps: determining the probable value of the stock at a specific point in the future by researching the current and future prospects of the company; and then comparing the probable value to the current stock price to determine if the stock is sufficiently undervalued and if it offers an attractive return over the investment horizon.
o        Valuation of Assets, which compares the stock price to the value of the company's underlying assets, including their projected value in the marketplace and liquidation value.

         |X| Small- and Mid-Cap Issuers. Securities of small- and
mid-capitalization issuers may be subject to greater price volatility in general than securities of large-cap issuers. Therefore, to the degree that an
Underlying Fund has investments in small- or mid-capitalization companies at times of market volatility, its share prices may fluctuate more than a fund that invests in the securities of large-capitalization companies. The market capitalization ranges used by the Underlying Funds will vary from fund to fund.
For specific information on the market capitalization ranges and types of investments in equity securities for an Underlying Fund, refer to the prospectus and Statement of Information for each Underlying Fund.

         |X| Investing in Small, Unseasoned Companies. Some of the Underlying
Funds can invest in securities of small, unseasoned companies. These are companies that have been in operation for less than three years, including the operations of any predecessors. Securities of these companies may be subject to volatility in their prices. They may have a limited trading market, which may adversely affect an Underlying Fund's ability to dispose of them and can reduce the price the Underlying Fund might be able to obtain for them. Other investors that own a security issued by a small, unseasoned issuer for which there is limited liquidity might trade the security when the Underlying Fund is attempting to dispose of its holdings of that security. In that case, an
Underlying Fund might receive a lower price for its holdings than might otherwise be obtained. For specific limitations on the Underlying Fund's investments in small, unseasoned companies, refer to the Statement of Additional
Information for each Underlying Fund.

         |X| Cyclical Opportunities. Some of the Underlying Funds seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the portfolio manager(s) of those Underlying Funds believes they have growth potential. For example, when the economy is expanding, companies in the consumer durable and technology sectors might benefit and offer long-term growth opportunities. Other cyclical industries include insurance, for example. Those Underlying Funds focus on seeking growth over the long term, but could seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries.

         |X| Real Estate Investment Trusts (REITs). Some of the Underlying Funds
can invest in REITs, as well as real estate development companies and operating companies. They can also buy shares of companies engaged in other real estate businesses. REITs are trusts that sell shares to investors and use the proceeds to invest in real estate. A REIT can focus on a particular project, such as a shopping center or apartment complex, or may buy many properties or properties located in a particular geographic region.

         To the extent a REIT focuses on a particular project, sector of the real estate market or geographic region, its share price will be affected by economic and political events affecting that project, sector or geographic region. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices also may drop because of the failure of borrowers to pay their loans, a dividend cut, a disruption to the real estate investment sales market, changes in federal or state taxation policies affecting REITs, and poor management.

         |X| Investing in Foreign Securities. Some of the Underlying Funds may
invest in foreign securities. "Foreign securities" include equity and debt securities issued or guaranteed by companies organized under the laws of countries other than the United States and debt securities issued or guaranteed by governments other than the U.S. government or by foreign supra-national entities, such as the World Bank. They also include securities of companies
(including those that are located in the U.S. or organized under U.S. law) that derive a significant portion of their revenue or profits from foreign businesses, investments or sales, or that have a significant portion of their assets abroad. Those securities may be traded on foreign securities exchanges or in the foreign over-the-counter markets. Securities denominated in foreign currencies issued by U.S. companies are also considered to be "foreign securities." For specific information on the type of securities that an
Underlying Fund considers "foreign securities" and the limitations on the total amount of assets of the Underlying Funds that can be invested in foreign securities, refer to the prospectuses and statements of additional information for the Underlying Funds.

         Securities of foreign issuers that are represented by American
Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets may be considered "foreign securities" for the purpose of the Underlying Funds' investment allocations because they are subject to some of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

         Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer income potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign securities markets that do not move in a manner parallel to
U.S. markets, or to benefit from the appreciation relative to the U.S. Dollar of foreign currencies in which such securities may denominated. The Underlying
Funds will hold foreign currency only in connection with the purchase or sale of foreign securities.

         |X| Risks of Foreign Investing. Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are:

o        reduction of income by foreign taxes;
o        fluctuation in value of foreign investments due to changes in currency, rates or currency devaluation, or currency control regulations (for example, currency blockage);
o        transaction charges for currency exchange;
o        lack of public information about foreign issuers;
o        lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;
o        less volume on foreign exchanges than on U.S. exchanges;
o        greater volatility and less liquidity on foreign markets than in the
         U.S.;
o        less governmental regulation of foreign issuers, securities exchanges and brokers than in the U.S.;
o        greater difficulties in commencing lawsuits;
o        higher brokerage commission rates than in the U.S.;
o        increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o        foreign withholding taxes;
o        possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and
o        possible unfavorable differences between the U.S. economy and foreign economies.

         In the past, U.S. government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed. Certain types of foreign securities have other particular risks. The following information describes some of the risks of particular foreign securities.

         |X| Passive Foreign Investment Companies. Some securities of
         corporations domiciled outside the U.S. which the Underlying Funds may purchase, may be considered passive foreign investment companies
         ("PFICs") under U.S. tax laws. PFICs are those foreign corporations which generate primarily passive income. They tend to be growth companies or "start-up" companies. For federal tax purposes, a corporation is deemed a PFIC if 75% or more of the foreign corporation's gross income for the income year is passive income or if
         50% or more of its assets are assets that produce or are held to produce passive income. Passive income is further defined as any income to be considered foreign personal holding company income within the subpart F provisions defined by the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") ss.954.

         Investing in PFICs involves the risks associated with investing in foreign securities, as described above. There are also the risks that an Underlying Fund may not realize that a foreign corporation it invests in is a PFIC for federal tax purposes. Federal tax laws impose severe tax penalties for failure to properly report investment income from PFICs. Following industry standards, the Underlying Funds make every effort to ensure compliance with federal tax reporting of these investments. PFICs are considered foreign securities for the purposes of the Underlying Funds' minimum percentage requirements or limitations of investing in foreign securities.

         Subject to the limits under the Investment Company Act of 1940 (the
         "Investment Company Act"), the Underlying Funds may also invest in foreign mutual funds which are also deemed PFICs (since nearly all of the income of a mutual fund is generally passive income). Investing in these types of PFICs may allow exposure to various countries because some foreign countries limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein.

         In addition to bearing their proportionate share of a Fund's expenses
         (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such entities. Additional risks of investing in other investment companies are described below under
         "Investment in Other Investment Companies."

         |X| Special Risks of Emerging and Developing Markets. Emerging and
         developing markets abroad may also offer special opportunities for investing but have greater risks than more developed foreign markets, such as those in Europe, Canada, Australia, New Zealand and Japan.
         There may be even less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays. They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments. Those countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries. The Underlying Funds' Manager will consider these factors when evaluating securities in these markets. For specific limitations on the Underlying Funds' investments in emerging and developing markets, refer to the Statement of Additional Information for each
         Underlying Fund.

o Settlement of Transactions.  Settlement  procedures in developing markets may differ from those of more established  securities  markets.  Settlements may also be  delayed  by  operational  problems.  Securities  issued  by  developing countries and by issuers  located in those  countries may be subject to extended settlement  periods.  Delays in  settlement  could result in  temporary  periods during  which a portion of an  Underlying  Fund's  assets is  uninvested  and no return is earned on those assets.  The  inability of an Underlying  Fund to make intended  purchases of  securities  due to  settlement  problems  could cause an
Underlying  Fund to miss  investment  opportunities.  An  Underlying  Fund could suffer  losses from the  inability  to dispose of  portfolio  securities  due to settlement problems. As a result there could be subsequent declines in the value of the portfolio security, a decrease in the level of liquidity of an Underlying
Fund's  portfolio or, if an Underlying  Fund has entered into a contract to sell the security, a possible liability to the purchaser.

              o   Price Volatility. Securities prices in developing markets may be significantly more volatile than is the case in more
                  developed nations of the world. In particular, countries with emerging markets may have relatively unstable governments.
                  That presents the risk of nationalization of businesses,
                  restrictions on foreign ownership or prohibitions of
                  repatriation of assets. These countries may have less
                  protection of property rights than more developed countries.
                  The economies of developing countries may be predominantly based on only a few industries and, as such, may be highly vulnerable to changes in local or global trade conditions.

              o   Less Developed Securities Markets. Developing market countries may have less well-developed securities markets and exchanges.
                  Consequently they have lower trading volume than the
                  securities markets of more developed countries. These markets may be unable to respond effectively to increases in trading volume. Therefore, prompt liquidation of substantial portfolio holdings may be difficult at times. As a result, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these
                  markets may have limited marketability.

              o   Government Restrictions. In certain developing countries,
                  government approval may be required for the repatriation of investment income, capital or the proceeds of sales of
                  securities by foreign investors, such as an Underlying Fund.
                  Also, a government might impose temporary restrictions on
                  remitting capital abroad if the country's balance of payments deteriorates, or it might do so for other reasons. If
                  government approval were delayed or refused, an Underlying
                  Fund could be adversely affected. Additionally, an Underlying
                  Fund could be adversely affected by the imposition of
                  restrictions on investments by foreign entities.

o Privatization Programs. The governments in some developing countries have
been   engaged  in  programs  to  sell  all  or  part  of  their   interests  in
government-owned  or controlled  enterprises.  Privatization  programs may offer opportunities for significant capital  appreciation,  and the Manager may invest
Underlying  Funds  assets in  privatization  programs in what it considers to be appropriate  circumstances.  In certain  developing  countries,  the  ability of foreign  entities such as an Underlying  Fund to  participate  in  privatization programs  may be  limited  by local  law.  Additionally,  the  terms on which an
Underlying Fund might be permitted to participate may be less  advantageous than those afforded  local  investors.  There can be no assurance that  privatization programs will be successful.

         |X| Investment in Other Investment Companies. Some of the Underlying
Funds can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the Investment Company Act that apply to those types of investments. For example, an Underlying Fund may invest in exchange-traded funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange. The Underlying Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the exchange-traded fund's portfolio, at times when the Underlying Fund may not be able to buy those portfolio securities directly. As a non-fundamental policy, the Underlying Funds cannot invest in the securities of other registered open-end investment companies or registered unit investment trusts in reliance on sub-paragraph (F) or (G) of section 12(d)(1) of the Investment Company Act.

         Investing in another investment company may involve the payment of substantial premiums above the value of such investment company's portfolio securities and is subject to limitations under the Investment Company Act. The
Underlying Funds do not intend to invest in other investment companies unless the Manager believes that the potential benefits of the investment justify the payment of any premiums or sales charges. As a shareholder of an investment company, an Underlying Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses. For specific limitations on the Underlying Fund's investments in securities of other investment companies, refer to the Statement of Additional
Information for each Underlying Fund. The Underlying Funds do not anticipate investing a substantial amount of their net assets in shares of other investment companies.

Debt Securities

         Some of the Underlying Funds invest in debt securities with differing credit and maturity characteristics, and with fixed or floating interest rates, to seek their objectives. Other Underlying Funds may invest in debt securities for defensive purposes and/or for liquidity. Certain types of debt securities in which the Underlying Funds may invest are described below. For specific limitations on an Underlying Fund's investments in debt securities, refer to the
Statement of Additional Information for that fund.

         |X| Floating Rate and Variable Rate Obligations. Some of the securities that some of the Underlying Funds can purchase have variable or floating interest rates The interest rate on a floating rate note is adjusted automatically according to a stated prevailing market rate, such as a bank's prime rate, the 91-day U.S. Treasury Bill rate, or some other standard. The instrument's rate is adjusted automatically each time the base rate is adjusted.
The interest rates on variable rate obligations are adjusted at stated periodic intervals.

         Generally, the changes in the interest rate on floating and variable rate obligations reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity.

         Floating rate and variable rate obligations that have a stated maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals, generally not exceeding one year and upon no more than 30 days' notice. Variable rate obligations may have a demand feature that allows an Underlying Fund to tender the obligation to the issuer or a third party at certain times. The tender may be at par value plus accrued interest, according to the terms of the obligations. Floating rate notes may also have a feature that allows the holder to receive payment prior to maturity. The issuer of a "demand" obligation normally has a corresponding right to prepay the outstanding principal amount of the note plus accrued interest after a given period. The issuer usually must provide a specified number of days' notice to the holder.

         The floating rate and variable rate obligations in which an Underlying
Fund may invest generally must meet the credit quality requirements of that fund. The Manager may determine that an unrated floating rate or variable rate obligation meets an Underlying Fund's quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

         |X| Zero Coupon Securities. An Underlying Fund may buy zero-coupon, delayed interest and "stripped" securities. Stripped securities are debt securities whose interest coupons are separated from the security and sold separately. An Underlying Fund can buy different types of zero-coupon or stripped securities, including, among others, foreign debt securities and U.S.
Treasury notes or bonds that have been stripped of their interest coupons, U.S.
Treasury bills issued without interest coupons, and certificates representing interests in stripped securities.

         Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. In the absence of threats to the issuer's credit quality, the discount typically decreases as the maturity date approaches. Some zero-coupon securities are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

         Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

         An Underlying Fund's investment in zero-coupon securities may cause it to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment. To generate cash to satisfy those distribution requirements, the Underlying Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of the Underlying Fund's shares.

         |X| Lower-Grade Debt Securities. "Lower-grade" debt securities are those rated below "investment grade," which means they have a rating lower than
"Baa" by Moody's Investors Service ("Moody's") or lower than "BBB" by Standard &
Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or similar ratings by other rating organizations. If they are unrated, and are determined by an
Underlying Fund's manager to be of comparable quality to debt securities rated below investment grade, they are considered part of the Underlying Fund's portfolio of lower-grade securities. International Bond Fund and Global
Opportunities Fund can invest in securities rated as low as "C" or "D" or which may be in default at the time of purchase. A description of the debt security ratings categories of the principal rating organizations is included in Appendix
B to this Statement of Additional Information.

         Because lower-grade debt securities tend to offer higher yields than investment-grade securities, an Underlying Fund might invest in lower-grade securities if its manager is trying to achieve higher income. For specific limitations on the Underlying Funds' investments in lower-grade debt securities, refer to the Statement of Additional Information for each Underlying Fund.

         |X| Bank Obligations and Securities That Are Secured By Them. Some of
the Underlying Funds can invest in bank obligations, including time deposits, certificates of deposit, and bankers' acceptances. They must be either obligations of a domestic bank with total assets of at least $1 billion or obligations of a foreign bank with total assets of at least U.S. $1 billion.
Those Underlying Funds may also invest in instruments secured by bank obligations (for example, debt which is guaranteed by the bank). For purposes of this policy, the term "bank" includes commercial banks, savings banks, and savings and loan associations that may or may not be members of the Federal
Deposit Insurance Corporation.

         Time deposits are non-negotiable deposits in a bank for a specified period of time at a stated interest rate. They may or may not be subject to withdrawal penalties. However, time deposits that are subject to withdrawal penalties, other than those maturing in seven days or less, are subject to the limitation on investments by the Underlying Funds in illiquid investments.

         Bankers' acceptances are marketable short-term credit instruments used to finance the import, export, transfer or storage of goods. They are deemed
"accepted" when a bank guarantees their payment at maturity.

         |X| Loan Participation Interests. Some of the Underlying Funds can
invest in participation interests, subject to the Underlying Funds' limitations on investments in illiquid investments. A participation interest is an undivided interest in a loan made by the issuing financial institution in the proportion that the buyer's participation interest bears to the total principal amount of the loan. The issuing financial institution may have no obligation to an
Underlying Fund other than to pay the Underlying Fund the proportionate amount of the principal and interest payments it receives. For specific limitations on the Underlying Funds' investments in participation interests, refer to the
Statement of Additional Information for each Underlying Fund.

         Participation interests are primarily dependent upon the
creditworthiness of the borrowing corporation, which is obligated to make payments of principal and interest on the loan. There is a risk that a borrower may have difficulty making payments. If a borrower fails to pay scheduled interest or principal payments, an Underlying Fund could experience a reduction in its income. The value of that participation interest might also decline, which could affect the net asset value of an Underlying Fund's shares. If the issuing financial institution fails to perform its obligations under the participation agreement, an Underlying Fund might incur costs and delays in realizing payment and suffer a loss of principal and/or interest.

         |X| Master Demand Notes. Master demand notes are corporate obligations that permit the investment of fluctuating amounts by some Underlying Funds at varying rates of interest under direct arrangements between an Underlying Fund, as lender, and the borrower. They permit daily changes in the amounts borrowed.
An Underlying Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may prepay up to the full amount of the note without penalty. These notes may or may not be backed by bank letters of credit.

         Because these notes are direct lending arrangements between the lender and borrower, it is not expected that there will be a trading market for them.
There is no secondary market for these notes, although they are redeemable (and thus are immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. Accordingly, an Underlying Fund's right to redeem such notes is dependent upon the ability of the borrower to pay principal and interest on demand. For specific limitations on an Underlying Fund's investments in these notes, refer to the Underlying Fund's Statement of Additional
Information.

         The Underlying Funds may have no limitations on the type of issuer from whom these notes will be purchased. However, in connection with such purchases and on an ongoing basis, the Manager will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Investments in master demand notes may be subject to the limitation on investments by an Underlying Fund in illiquid securities, described in the Underlying Fund's prospectus and SAI.

         |X| Foreign Debt Obligations. Some of the Underlying Funds can invest in obligations issued by foreign governments and private foreign issuers.

     Foreign Sovereign Debt Obligations. The debt obligations of a foreign government and its agencies and instrumentalities may or may not be supported by the full faith and credit of the foreign government.

     Some of the Underlying Funds also can buy securities issued by certain
     "supra-national" entities, which include entities designated or supported by various governments to promote economic reconstruction or development, international banking organizations and related government agencies.
     Examples are the International Bank for Reconstruction and Development
     (commonly called the "World Bank"), the Asian Development Bank and the
     Inter-American Development Bank.

     The governmental members of these supra-national entities are
     "stockholders" that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supra-national entity's lending activities may be limited to a percentage of its total capital, reserves and net income.
     There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.

     Brady Bonds. Some of the Underlying Funds can invest in U.S.
     dollar-denominated "Brady Bonds." These foreign debt obligations may be fixed-rate par bonds or floating-rate discount bonds. They are generally collateralized in full as to repayment of principal at maturity by U.S.
     Treasury zero-coupon obligations that have the same maturity as the Brady
     Bonds. Brady Bonds can be viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity. Those uncollateralized amounts constitute what is called the "residual risk."

     If there is a default on collateralized Brady Bonds resulting in acceleration of the payment obligations of the issuer, the zero-coupon U.S.
     Treasury securities held as collateral for the payment of principal will not be distributed to investors, nor will those obligations be sold to distribute the proceeds. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds. The defaulted bonds will continue to remain outstanding, and the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. Because of the residual risk of
     Brady Bonds and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds,
     Brady Bonds are considered speculative investments.

         |X| U.S. Government Securities. Some of the Underlying Funds may invest in U.S. government securities, and each Fund may invest directly in Treasury
Inflation-Protection Securities ("TIPS"). These government securities issued or guaranteed by the U.S. Treasury or other U.S. government agencies or federally-chartered corporate entities referred to as "instrumentalities." The obligations of U.S. government agencies or instrumentalities in which the
Underlying Funds can invest may or may not be guaranteed or supported by the
"full faith and credit" of the United States. "Full faith and credit" means generally that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security. If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency issuing the obligation for repayment. The owner might not be able to assert a claim against the United
States if the issuing agency or instrumentality does not meet its commitment.

         U.S. Treasury Obligations. These include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of more than one year and up to ten years when issued), and
         Treasury bonds (which have maturities of more than ten years when issued). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. Other U.S. Treasury obligations the Underlying Funds can buy include U.S. Treasury securities that have been "stripped" by a Federal
         Reserve Bank, zero-coupon U.S. Treasury securities described below, and
         TIPS.

         Obligations Issued or Guaranteed by U.S. Government Agencies or
         Instrumentalities. These include direct obligations and
         mortgage-related securities that have different levels of credit support from the government. Some are supported by the full faith and credit of the U.S. government, such as Government National Mortgage
         Association pass-through mortgage certificates (called "Ginnie Maes").
         Some are supported by the right of the issuer to borrow from the U.S.
         Treasury under certain circumstances, such as Federal National Mortgage
         Association bonds and Federal Home Loan Mortgage Corporation obligations.

         |X| Mortgage-Related Securities. Some of the Underlying Funds can
invest in mortgage-related securities. Mortgage-related securities are a form of derivative investment collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by government agencies or entities or by private issuers. These securities include collateralized mortgage obligations ("CMOs"), mortgage pass-through securities, stripped mortgage pass-through securities, interests in real estate mortgage investment conduits ("REMICs") and other real estate-related securities.

         Mortgage-related securities that are issued or guaranteed by agencies or instrumentalities of the U.S. government have relatively little credit risk
(depending on the nature of the issuer) but are subject to interest rate risks and prepayment risks, as described in the Prospectus.

         As with other debt securities, the prices of mortgage-related securities tend to move inversely to changes in interest rates. Some of the
Underlying Funds can buy mortgage-related securities that have interest rates that move inversely to changes in general interest rates, based on a multiple of a specific index. Although the value of a mortgage-related security may decline when interest rates rise, the converse is not always the case.

Collateralized Mortgage Obligations. Collateralized mortgage obligations or
CMOs,  are  multi-class  bonds  that are  backed by pools of  mortgage  loans or mortgage pass-through certificates. They may be collateralized by:

o        pass-through certificates issued or guaranteed by Government National
         Mortgage Association (GNMA), Federal National Mortgage Association
         (FNMA), or Federal Home Loan Mortgage Corporation (FHLMC),
o        unsecuritized mortgage loans insured by the Federal Housing
         Administration or guaranteed by the Department of Veterans' Affairs,
o        unsecuritized conventional mortgages,
o        other mortgage-related securities, or
o        any combination of these.

      Each class of CMO, referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date.
      Principal prepayments on the underlying mortgages may cause the CMO to be retired much earlier than the stated maturity or final distribution date.
      The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in different ways. One or more tranches may have coupon rates that reset periodically at a specified increase over an index. These are floating rate CMOs, and typically have a cap on the coupon rate. Inverse floating rate CMOs have a coupon rate that moves in the reverse direction to an applicable index. The coupon rate on these CMOs will increase as general interest rates decrease. These are usually much more volatile than fixed rate CMOs or floating rate CMOs.

      Forward Rolls. Some of the Underlying Funds can enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, an Underlying Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (the same type of security, and having the same coupon and maturity) at a later date at a set price. The securities that are repurchased will have the same interest rate as the securities that are sold, but typically will be collateralized by different pools of mortgages (with different prepayment histories) than the securities that have been sold. Proceeds from the sale are invested in short-term instruments, such as repurchase agreements. The income from those investments, plus the fees from the forward roll transaction, are expected to generate income to an Underlying Fund in excess of the yield on the securities that have been sold.

      An Underlying Fund will only enter into "covered" rolls. To assure its future payment of the purchase price, the Underlying Funds will identify on its books liquid assets in an amount equal to the payment obligation under the roll.

      These transactions have risks. During the period between the sale and the repurchase, Underlying Funds will not be entitled to receive interest and principal payments on the securities that have been sold. It is possible that the market value of the securities an Underlying Fund sells might decline below the price at which the Underlying Funds are obligated to repurchase securities.

      "Stripped" Mortgage Related Securities. Some of the Underlying Funds may
      invest in stripped mortgage-related securities that are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities. Each has a specified percentage of the underlying security's principal or interest payments.
      These are a form of derivative investment.

      Mortgage securities may be partially stripped so that each class receives some interest and some principal. However, they may be completely stripped. In that case all of the interest is distributed to holders of one type of security, known as an "interest-only" security, or "I/O," and all of the principal is distributed to holders of another type of security, known as a "principal-only" security or "P/O." Strips can be created for pass through certificates or CMOs.

      The yields to maturity of I/Os and P/Os are very sensitive to principal repayments (including prepayments) on the underlying mortgages. If the underlying mortgages experience greater than anticipated prepayments of principal, the Underlying Fund might not fully recoup its investment in an
      I/O based on those assets. If underlying mortgages experience less than anticipated prepayments of principal, the yield on the P/Os based on them could decline substantially. The market for some of these securities may be limited, making it difficult for an Underlying Fund to dispose of its holdings at an acceptable price.

      Mortgage-Related U.S. Government Securities. These include interests in pools of residential or commercial mortgages, in the form of collateralized mortgage obligations and other "pass-through" mortgage securities. CMOs that are U.S. government securities have collateral to secure payment of interest and principal. They may be issued in different series with different interest rates and maturities. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency. For specific limitations on the Underlying
      Funds' investments in mortgage-related U.S. government securities, refer to the Statement of Additional Information for each Underlying Fund.

      The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when interest rates rise.

      If prepayments of mortgages underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO will be reduced. Additionally, an Underlying Fund may have to reinvest the prepayment proceeds in other securities paying interest at lower rates, which could reduce that Underlying Funds' yield.

      When interest rates rise rapidly, if prepayments occur more slowly than expected, a short- or medium-term CMO can in effect become a long-term security, subject to greater fluctuations in value. These are the prepayment risks described above and can make the prices of CMOs very volatile when interest rates change. The prices of longer-term debt securities tend to fluctuate more than those of shorter-term debt securities. That volatility will affect the Underlying Funds' share prices.

              GNMA Certificates (Ginnie Mae). The GNMA is a wholly-owned corporate instrumentality of the United States within the U.S.
              Department of Housing and Urban Development. GNMA's principal programs involve its guarantees of privately-issued securities backed by pools of mortgages. Ginnie Maes are debt securities representing an interest in one or a pool of mortgages that are insured by the Federal Housing Administration or the Farmers Home
              Administration or guaranteed by the Veterans Administration.

              The Ginnie Maes in which some of the Underlying Funds invest are of the "fully modified pass-through" type. They provide that the registered holders of the Certificates will receive timely monthly payments of the pro-rata share of the scheduled principal payments on the underlying mortgages, whether or not those amounts are collected by the issuers. Amounts paid include, on a pro rata basis, any prepayment of principal of such mortgages and interest
              (net of servicing and other charges) on the aggregate unpaid principal balance of the Ginnie Maes, whether or not the interest on the underlying mortgages has been collected by the issuers.

              The Ginnie Maes purchased by the Underlying Funds are guaranteed as to timely payment of principal and interest by GNMA. In giving that guaranty, GNMA expects that payments received by the issuers of Ginnie Maes on account of the mortgages backing the
              Certificates will be sufficient to make the required payments of principal of and interest on those Ginnie Maes. However, if those payments are insufficient, the guaranty agreements between the issuers of the Ginnie Maes and GNMA require the issuers to make advances sufficient for the payments. If the issuers fail to make those payments, GNMA will do so.

              Under federal law, the full faith and credit of the United States is pledged to the payment of all amounts that may be required to be paid under any guaranty issued by GNMA as to such mortgage pools. An opinion of an Assistant Attorney General of the United
              States, dated December 9, 1969, states that such guaranties
              "constitute general obligations of the United States backed by its full faith and credit." GNMA is empowered to borrow from the
              United States Treasury to the extent necessary to make any payments of principal and interest required under those
              guaranties.

              Ginnie Maes are backed by the aggregate indebtedness secured by the underlying FHA-insured, FMHA-insured or VA-guaranteed
              mortgages. Except to the extent of payments received by the issuers on account of such mortgages, Ginnie Maes do not
              constitute a liability of those issuers, nor do they evidence any recourse against those issuers. Recourse is solely against GNMA.
              Holders of Ginnie Maes (such as the Underlying Funds) have no security interest in or lien on the underlying mortgages.

              Monthly payments of principal will be made, and additional prepayments of principal may be made, to the Underlying Funds with respect to the mortgages underlying the Ginnie Maes held by the
              Underlying Funds. All of the mortgages in the pools relating to the Ginnie Maes in the Underlying Funds are subject to prepayment without any significant premium or penalty, at the option of the mortgagors. While the mortgages on 1-to-4-family dwellings underlying certain Ginnie Maes have a stated maturity of up to thirty (30) years, it has been the experience of the mortgage industry that the average life of comparable mortgages, as a result of prepayments, refinancing and payments from foreclosures, is considerably less.

              FNMA Certificates ("Fannie Mae"). FNMA, a federally-chartered and privately-owned corporation, issues FNMA Certificates which are backed by a pool of mortgage loans. FNMA guarantees to each registered holder of a FNMA Certificate that the holder will receive amounts representing the holder's proportionate interest in scheduled principal and interest payments, and any principal prepayments, on the mortgage loans in the pool represented by such
              Certificate, less servicing and guarantee fees, and the holder's proportionate interest in the full principal amount of any foreclosed or other liquidated mortgage loan. In each case the guarantee applies whether or not those amounts are actually received.
              The obligations of FNMA under its guarantees are not backed by the full faith and credit of the United States.

              FHLMC Certificates ("Freddie Mac"). FHLMC, a corporate
              instrumentality of the United States, issues FHLMC Certificates representing interests in mortgage loans. FHLMC guarantees to each registered holder of a FHLMC Certificate timely payment of the amounts representing a holder's proportionate share of:

o        interest payments less servicing and guarantee fees,
o        principal prepayments, and
o        the ultimate collection of amounts representing the holder's proportionate interest in principal payments on the mortgage loans in the pool represented by the FHLMC Certificate, in each case whether or not such amounts are actually received.
         The obligations of FHLMC under its guarantees are not backed by the full faith and credit of the United States.

      FNMA and FHLMC Conservatorship. On September 7, 2008, the Federal Housing
      Finance Agency (FHFA), a new independent regulatory agency, placed FNMA and FHLMC into conservatorship. In addition, the U.S. Department of
      Treasury (the "Treasury") made a commitment through December 2009, to purchase mortgage-backed securities issued by FNMA and FHLMC in the open market. The Treasury has also entered into a new secured lending credit facility with both of those corporations until December 31, 2009, which will provide liquidity if needed, and a Preferred Stock Purchase
      Agreement, which will ensure that each corporation maintains a positive net worth.

      Commercial (Privately-Issued) Mortgage Related Securities. Some of the
      Underlying Funds can invest in commercial mortgage-related securities issued by private entities. Generally these are multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. They are subject to the credit risk of the issuer. These securities typically are structured to provide protection to investors in senior classes from possible losses on the underlying loans. They do so by having holders of subordinated classes take the first loss if there are defaults on the underlying loans. They may also be protected to some extent by guarantees, reserve funds or additional collateralization mechanisms.

         |X| Asset-Backed Securities. Some of the Underlying Funds may invest in asset-backed securities. Asset-backed securities are fractional interests in pools of assets, typically accounts receivable or consumer loans. They are issued by trusts or special-purpose corporations. These securities are subject to prepayment risks and the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool. They are similar to mortgage-related securities, described above, and are backed by a pool of assets that consist of obligations of individual borrowers. The income from the pool is passed through to the holders of participation interest in the pools. The pools may offer a credit enhancement, such as a bank letter of credit, to try to reduce the risks that the underlying debtors will not pay their obligations when due. However, the enhancement, if any, might not be for the full par value of the security. If the enhancement is exhausted and any required payments of interest or repayments of principal are not made, an Underlying Fund could suffer losses on its investment or delays in receiving payment.

         The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement has been exhausted. The risks of investing in asset-backed securities are ultimately related to payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, an
Underlying Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which may shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as in the case of mortgage-backed securities and CMOs.

         |X| Money Market and Other Short-Term Debt Obligations. Some of the
Underlying Funds can invest in a variety of high quality money market instruments and other short-term debt obligations, under both normal market conditions and for defensive purposes. Money market securities are high-quality, short-term debt instruments that are issued by the U.S. government, corporations, banks or other entities. They may have fixed, variable or floating interest rates. The following is a brief description of the types of money market securities and short-term debt obligations the Underlying Funds can invest in.

Bank Obligations.  Some of the  Underlying  Funds  can buy time  deposits, certificates of deposit and bankers' acceptances. They must be:

o        obligations issued or guaranteed by a domestic bank or foreign bank
         (including a foreign branch of a domestic bank) having total assets of at least U.S. $1 billion,
o        banker's acceptances (which may or may not be supported by letters of credit) only if guaranteed by a U.S. commercial bank with total assets of at least U.S. $1 billion.

         Some of the Underlying Funds can make time deposits. These are non-negotiable deposits in a bank for a specified period of time. They may be subject to early withdrawal penalties. Time deposits that are subject to early withdrawal penalties are subject to an Underlying
         Fund's limits on illiquid investments. "Banks" include commercial banks, savings banks and savings and loan associations.

         Commercial Paper. Some of the Underlying Funds can invest in commercial paper if it is rated within the top three rating categories of S&P and Moody's or other rating organizations. If the paper is not rated, it may be purchased if the Underlying Funds' manager determines that it is comparable to rated commercial paper in the top three rating categories of national rating organizations.

         Some of the Underlying Funds can buy commercial paper that is not in the top three rating categories (including U.S. dollar-denominated securities of foreign branches of U.S. banks) if the commercial paper is guaranteed as to principal and interest by a bank, government or corporation whose certificates of deposit or commercial paper may otherwise be purchased by an Underlying Fund.

Main Risks of Debt Securities

         In general, debt securities are subject to two primary types of risk:
credit risk and interest rate risk. The values of debt securities may be affected by changes in the market's perception of the likely direction of interest rates and/or the creditworthiness of the entity issuing or guaranteeing a security. Their values may also be affected by changes in government regulations and tax policies.

         |X| Credit Risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

         Some of the Underlying Funds' investments are investment-grade debt securities and U.S. government securities. U.S. government securities, although unrated, are generally considered to be equivalent to securities in the highest rating categories. Investment-grade bonds are bonds that are rated at least
"Baa" by Moody's, or at least "BBB" by S&P and Fitch, or have comparable ratings by another nationally-recognized rating organization.

         While securities rated "Baa" by Moody's or "BBB" by S&P and Fitch are investment grade and are not regarded as junk bonds, those securities may be subject to special risks and have some speculative characteristics. Definitions of the debt security ratings categories of Moody's, S&P, and Fitch are included in Appendix B to this Statement of Additional Information.

         Some of the Underlying Funds also buy non-investment-grade debt securities (commonly referred to as "junk bonds"). "Lower-grade" debt securities are those rated below "investment grade," which means they have a rating lower than "Baa" by Moody's or lower than "BBB" by S&P or Fitch or similar ratings by other nationally recognized rating organizations. If they are unrated, and are determined by an Underlying Fund's manager to be of comparable quality to debt securities rated below investment grade, they are included in the limitation on the percentage of the Underlying Fund's assets that can be invested in lower-grade securities.

         |X| Interest Rate Risk. Interest rate risk refers to the fluctuations in value of debt securities resulting from the inverse relationship between price and yield. For example, an increase in prevailing interest rates will tend to reduce the market value of already-issued debt securities, and a decline in prevailing interest rates will tend to increase their value. In addition, debt securities having longer maturities tend to offer higher yields, but are subject to potentially greater fluctuations in value from changes in interest rates than obligations having shorter maturities.

         Fluctuations in the market value of debt securities after an Underlying
Fund buys them will not affect the interest income payable on those securities
(unless the security pays interest at a variable rate pegged to interest rate changes). However, those price fluctuations will be reflected in the valuations of the securities, and therefore an Underlying Fund's net asset values will be affected by those fluctuations.

         |X| Special Risks of Lower-Grade Debt Securities. Because lower-grade debt securities tend to offer higher yields than investment-grade securities, an
Underlying Fund might invest in lower-grade securities if its manager is trying to achieve higher income. For specific limitations on Underlying Funds'
investments in lower-grade debt securities, refer to the Statement of Additional
Information for each Underlying Fund.

         "Lower-grade" debt securities are those rated below "investment grade,"
which means they have a rating lower than "Baa" by Moody's or lower than "BBB"
by S&P or Fitch, or similar ratings by other rating organizations. If they are unrated, and are determined by an Underlying Fund's manager to be of comparable quality to debt securities rated below investment grade, they are considered part of the Underlying Fund's portfolio of lower-grade securities. International
Bond and Global Opportunities can invest in securities rated as low as "C" or
"D" or which may be in default at the time such Underlying Fund buys them.

         Some of the special credit risks of lower-grade securities include the following: There is a greater risk that the issuer may default on its obligation to pay interest or to repay principal than in the case of investment-grade securities. The issuer's low creditworthiness may increase the potential for its insolvency. An overall decline in values in the high yield bond market is also more likely during a period of a general economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds, adversely affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal.

         To the extent they can be converted into stock, convertible securities may be less subject to some of the risks of volatility than non-convertible high yield bonds, since stock may be more liquid and less affected by some of these risk factors.

         |X| Mortgage Prepayment and Extension Risks. In periods of declining interest rates, mortgages are more likely to be prepaid. As a result, a mortgage-related security's maturity can be shortened by unscheduled prepayments on the underlying mortgages. Therefore, it is not possible to predict accurately the security's yield. The principal that is returned earlier than expected may have to be reinvested in other investments having a lower yield than the prepaid security. Therefore, these securities may be less effective as a means of
"locking in" attractive long-term interest rates, and they may have less potential for appreciation during periods of declining interest rates, than conventional bonds with comparable stated maturities.

         Prepayment risks can lead to substantial fluctuations in the value of a mortgage-related security. In turn, this can affect the value of the Underlying
Funds' shares. If a mortgage-related security has been purchased at a premium, all or part of the premium an Underlying Fund paid may be lost if there is a decline in the market value of the security, whether that results from interest rate changes or prepayments on the underlying mortgages. In the case of stripped mortgage-related securities, if they experience greater rates of prepayment than were anticipated, an Underlying Fund may fail to recoup its initial investment on the security.

         During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments effectively may lengthen a mortgage-related security's expected maturity. Generally, that would cause the value of the security to fluctuate more widely in response to changes in interest rates. If the prepayments on the
Underlying Funds' mortgage-related securities were to decrease broadly, the
Underlying Funds' effective duration and therefore its sensitivity to interest rates, would increase.

Derivative Securities

         Many Underlying Funds can invest in a variety of derivative investments to seek income, to seek income for liquidity needs or for hedging purposes. Some derivative investments the Underlying Funds can use are the hedging instruments described below in this Statement of Additional Information. Segregated accounts will be maintained for all derivative transactions, to the extent required by the Investment Company Act. For specific limitations, if any, on the Underlying
Funds' investments in derivatives, refer to the Statement of Additional
Information for each Underlying Fund.

         Among the derivative investments some of the Underlying Funds can invest in are "index-linked" or "currency-linked" notes. Principal and/or interest payments on index-linked notes depend on the performance of an underlying index. Currency-indexed securities are typically short-term or intermediate-term debt securities. Their value at maturity or the rates at which they pay income are determined by the change in value of the U.S. dollar against one or more foreign currencies or an index. In some cases, these securities may pay an amount at maturity based on a multiple of the amount of the relative currency movements. This type of index security offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

         Other derivative investments some of the Underlying Funds can use include "debt exchangeable for common stock" of an issuer or "equity-linked debt securities" of an issuer. At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's common stock at the time of maturity. Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer's common stock might not be as high as the Underlying Funds' manager expected.

         |X| Using Derivatives for Hedging. Many Underlying Funds can use
derivative instruments for hedging, even if they do not use them in seeking their objectives, to attempt to protect against declines in the market value of the Underlying Funds' portfolios, to permit the Underlying Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, those Underlying Funds could:
o        sell futures contracts,
o        buy puts on futures or on securities, or
o        write covered calls on securities or futures. Covered calls may also be used to increase certain Underlying Funds' income.

         The Underlying Funds can use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case, the Underlying Fund would normally seek to purchase the securities and then terminate the related hedging position. An Underlying
Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so an Underlying Fund could:

o        buy futures, or
o        buy calls on futures or on securities.

         The Underlying Funds are not obligated to use hedging instruments, even though they may be permitted to use them in the Manager's discretion, as described below. An Underlying Fund's strategy of hedging with futures and options on futures may be incidental to its activities in the underlying cash market. The particular hedging instruments the Underlying Funds can use are described below. The Underlying Funds may employ new derivative instruments and hedging instruments and strategies when they are developed, if those investment methods are consistent with the Underlying Funds' investment objectives and are permissible under applicable regulations governing the Underlying Funds.

         |X| Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the
Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Underlying Fund's return. The
Underlying Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

         An Underlying Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the
Underlying Fund might cause the Underlying Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Underlying
Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Underlying Fund's control, holding a put might cause the
Underlying Fund to sell the related investments for reasons that would not exist in the absence of the put.

         An Underlying Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in an Underlying Fund's net asset value being more sensitive to changes in the value of the underlying investment.

         If a covered call written by the Underlying Fund is exercised on an investment that has increased in value, the Underlying Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

         An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. The Underlying
Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

         There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of the Underlying Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Underlying Fund's securities. For example, it is possible that while the Underlying Fund has used hedging instruments in a short hedge, the market might advance and the value of the securities held in the Underlying Fund's portfolio might decline. If that occurred, the Underlying Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

         The risk of imperfect correlation increases as the composition of the
Underlying Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Underlying Fund might use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

         The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets.
First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

         An Underlying Fund may use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when an
Underlying Fund does so the market might decline. If an Underlying Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Underlying Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

         |X| Futures Contracts. Some of the Underlying Funds can buy and sell futures contracts that relate to (1) broadly-based bond or other security indices (these are referred to as "financial futures"); (2) commodity contracts
(these are referred to as "commodity futures"); (3) debt securities (these are referred to as "interest rate futures"); (4) foreign currencies (these are referred to as "forward contracts"); (5) individual stock (these are referred to as "single stock futures"); (6) bond indices (these are referred to as "bond index futures"); and (7) broadly-based stock indices (these are referred to as
"stock index futures"). For specific information on the permitted type of futures contract for an Underlying Fund, refer to the Statement of Additional
Information for each Underlying Fund.

         A broadly-based stock index is used as the basis for trading stock index futures. In some cases, these futures may be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the securities included in the index and its value fluctuates in response to the changes in value of the underlying securities. A stock index cannot be purchased or sold directly. Bond index futures are similar contracts based on the future value of the basket of securities that comprise the index.
These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

         An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Similarly, a single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified equity security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

         Certain Underlying Funds may invest a portion of their assets in commodity futures contracts. Commodity futures may be based upon commodities within five main commodity groups: (1) energy, which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle and hogs;
(3) agriculture, which includes wheat, corn, soybeans, cotton, coffee, sugar and cocoa; (4) industrial metals, which includes aluminum, copper, lead, nickel, tin and zinc; and (5) precious metals, which includes gold, platinum and silver.
Those Underlying Funds may purchase and sell commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these five main commodity groups and the individual commodities within each group, as well as other types of commodities.

         No payment is made or received by an Underlying Fund on the purchase or sale of a future. Upon entering into a futures transaction, an Underlying Fund will be required to deposit an initial margin payment with the futures commission merchant (the "futures broker"). Initial margin payments will be deposited with an Underlying Fund's custodian bank in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under specified conditions. As the future is marked to market (that is, its value on an Underlying Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

         At any time prior to expiration of the future, an Underlying Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to the Underlying Funds. Any loss or gain on the future is then realized by the Underlying Funds for tax purposes. All futures transactions, except forward contracts, are effected through a clearinghouse associated with the exchange on which the contracts are traded.

         |X| Options. Some Underlying Funds can buy and sell certain kinds of put options ("puts") and call options ("calls"). The Underlying Funds can buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on the other types of futures described in this Statement of Additional
Information.

              Writing (Selling) Covered Call Options. Some Underlying Funds can
              write (that is, sell) covered calls. If an Underlying Fund sells a call option, it must be covered. That means the Underlying Fund must own the security subject to the call while the call is outstanding, or, for calls on futures and indices, the call may be covered by identifying liquid assets to enable the Underlying Fund to satisfy its obligations if the call is exercised. For specific limitations on the Underlying Funds' investments in covered calls, refer to the Statement of Additional Information for each
              Underlying Fund.

              When an Underlying Fund writes a call on a security, it receives cash (a premium). The Underlying Fund agrees to sell the
              underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security.
              The Underlying Fund has the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Underlying Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Underlying Fund would keep the cash premium and the investment.

              When the Underlying Fund writes a call on an index, it receives cash (a premium). If the buyer of the call exercises it, the
              Underlying Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specified multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Underlying Fund would keep the cash premium.

              The Underlying Fund's custodian bank, or a securities depository acting for the custodian bank, will act as the Underlying Fund's escrow agent, through the facilities of the Options Clearing
              Corporation ("OCC"), as to the investments on which the Underlying
              Fund has written calls traded on exchanges or as to other
              acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the option or when the Underlying Fund enters into a closing transaction.

              When the Underlying Fund writes an over-the-counter ("OTC")
              option, it will enter into an arrangement with a primary U.S.
              government securities dealer which will establish a formula price at which the Underlying Fund will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in the money"). When the Underlying Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

              To terminate its obligation on a call it has written, the
              Underlying Fund may purchase a corresponding call in a "closing purchase transaction." The Underlying Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Underlying Fund wrote is more or less than the price of the call the Underlying Fund purchases to close out the transaction.
              The Underlying Fund may realize a profit if the call expires unexercised, because the Underlying Fund will retain the
              underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for federal income tax purposes. When distributed by the Underlying
              Fund they are taxable as ordinary income. If the Underlying Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

              The Underlying Fund may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the
              Underlying Fund must cover the call by identifying on it books an equivalent dollar amount of liquid assets. The Underlying Fund will identify additional liquid assets on its books to cover the call if the value of the identified assets drops below 100% of the current value of the future. Because of this asset coverage requirement, in no circumstances would the Underlying Fund's receipt of an exercise notice as to that future require the
              Underlying Fund to deliver a futures contract. It would simply put the Underlying Fund in a short futures position, which is
              permitted by the Underlying Fund's hedging policies.

              Writing Put Options. Some Underlying Funds can sell put options on securities, broadly-based securities indices, foreign currencies and futures. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the
              underlying investment at the exercise price during the option period. For specific limitations on the Underlying Funds'
              investments in put options, refer to the Statement of Additional
              Information for each Underlying Fund.

              If an Underlying Fund writes a put, the put must be covered by liquid assets identified on the Underlying Fund's books. The premium the Underlying Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. However, the Underlying Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price.

              If a put an Underlying Fund has written expires unexercised, the
              Underlying Fund realizes a gain in the amount of the premium less the transaction costs incurred. If the put is exercised, the
              Underlying Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time. In that case, the Underlying Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the
              Underlying Fund incurred.

              When writing a put option on a security, to secure its obligation to pay for the underlying security the Underlying Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities. The
              Underlying Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

              As long as the Underlying Fund's obligation as the put writer continues, it may be assigned an exercise notice by the
              broker-dealer through which the put was sold. That notice will require the Underlying Fund to take delivery of the underlying security and pay the exercise price. The Underlying Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the
              Underlying Fund effects a closing purchase transaction by
              purchasing a put of the same series as it sold. Once the
              Underlying Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

              An Underlying Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put.
              Effecting a closing purchase transaction will also permit the
              Underlying Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments. The Underlying Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option. Any profits from writing puts are
              considered short-term capital gains for federal tax purposes, and when distributed by the Underlying Fund, are taxable as ordinary income.

              Purchasing Puts and Calls. Some Underlying Funds can buy puts on securities, broadly-based securities indices, foreign currencies and futures, whether or not they own the underlying investment.
              Convertible securities funds may buy only those puts that relate to stocks including stocks underlying the convertible securities that the Underlying Fund owns. When an Underlying Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price.

              Buying a put on securities or futures an Underlying Fund owns enables the Underlying Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its
              expiration date. In that case the Underlying Fund will have paid the premium but lost the right to sell the underlying investment.
              However, the Underlying Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

              Buying a put on an investment the Underlying Fund does not own
              (such as an index or future) permits the Underlying Fund either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

              Some of the Underlying Fund can purchase calls on securities, broadly-based securities indices, foreign currencies and futures.
              They may do so to protect against the possibility that an
              Underlying Fund's portfolio will not participate in an anticipated rise in the securities market. When an Underlying Fund buys a call
              (other than in a closing purchase transaction), it pays a premium.
              The Underlying Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. For specific limitations on the Underlying Fund's investments in calls and puts, refer to the Statement of Additional Information for each Underlying Fund.

              An Underlying Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Underlying Fund exercises the call. If the Underlying Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the Underlying Fund will have paid the premium but lost the right to purchase the underlying investment.

              When an Underlying Fund purchases a put or call on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Underlying Fund.
              Gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or futures contracts.

              Buying and Selling Options on Foreign Currencies. Some of the
              Underlying Funds can buy and sell calls and puts on foreign currencies. They include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options. An Underlying
              Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Underlying Fund wants to acquire.

              If their manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are
              denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency. If their manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Underlying Fund's position. The
              Underlying Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

              A call an Underlying Fund writes on a foreign currency is
              "covered" if the Underlying Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration identified on its books) upon conversion or exchange of other foreign currency held in its portfolio.

              The Underlying Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Underlying Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a
              "cross-hedging" strategy. In those circumstances, the Underlying
              Fund covers the option by maintaining and identifying cash, U.S.
              government securities or other liquid, high grade debt securities in an amount equal to the exercise price of the option.

         |X| Forward Contracts. Forward contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. An Underlying Fund may use them to "lock in" the U.S. dollar price of a security denominated in a foreign currency that an Underlying Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and a foreign currency. An Underlying Fund may also use "cross-hedging" where an Underlying Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

         Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties.
The transaction price is set at the time the contract is entered into. These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

         An Underlying Fund may use forward contracts to protect against uncertainty in the level of future exchange rates. The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities an Underlying Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

         When an Underlying Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Underlying Fund might desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, the Underlying Fund could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S.
dollars per unit of the foreign currency. This is called a "transaction hedge."
The transaction hedge will protect the Underlying Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

         An Underlying Fund could also use forward contracts to lock in the U.S.
dollar value of portfolio positions. This is called a "position hedge." When an
Underlying Fund believes that foreign currency might suffer a substantial decline against the U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of an
Underlying Fund's portfolio securities denominated in that foreign currency.
When an Underlying Fund believes that the U.S. dollar might suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount. Alternatively, the
Underlying Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Underlying Fund believes that the
U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Underlying Fund are denominated.
That is referred to as a "cross hedge."

         An Underlying Fund will cover its short positions in these cases by identifying on its books assets having a value equal to the aggregate amount of the Underlying Fund's commitment under forward contracts. An Underlying Fund will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Underlying
Fund to deliver an amount of foreign currency in excess of the value of the
Underlying Fund's portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.

         However, to avoid excess transactions and transaction costs, an
Underlying Fund may maintain a net exposure to forward contracts in excess of the value of the Underlying Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency. The cover must be at least equal at all times to the amount of that excess. As one alternative, an Underlying Fund may purchase a call option permitting the Underlying Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price. As another alternative, an Underlying Fund may purchase a put option permitting the Underlying Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price.

         The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the Underlying Fund's manager might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency an Underlying Fund is obligated to deliver, the Underlying
Fund might have to purchase additional foreign currency on the "spot" (that is, cash) market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency an Underlying Fund is obligated to deliver to settle the trade, the Underlying Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security.
There will be additional transaction costs on the spot market in those cases.

         The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Underlying Fund to sustain losses on these contracts and to pay additional transactions costs. The use of forward contracts in this manner might reduce the Underlying Fund's performance if there are unanticipated changes in currency prices to a greater degree than if the Underlying Fund had not entered into such contracts.

         At or before the maturity of a forward contract requiring an Underlying
Fund to sell a currency, the Underlying Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative the
Underlying Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the
Underlying Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Underlying Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Underlying Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

         The costs to the Underlying Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved. Because these contracts are not traded on an exchange, the Underlying
Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

         Although the Underlying Funds value their assets daily in terms of U.S.
dollars, they do not intend to convert their holdings of foreign currencies into
U.S. dollars on a daily basis. The Underlying Funds may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies.
Thus, a dealer might offer to sell a foreign currency to the Underlying Funds at one rate, while offering a lesser rate of exchange if the Underlying Funds desire to resell that currency to the dealer.

         |X| Interest Rate Swap Transactions. Some of the Underlying Funds can
enter into interest rate swap agreements. In an interest rate swap, an
Underlying Fund and another party exchange their right to receive or their obligation to pay interest on a security. For example, they might swap the right to receive floating rate payments for fixed rate payments. An Underlying Fund can enter into swaps only on securities that it owns. The Underlying Fund will identify on its books liquid assets (such as cash or U.S. government securities)
to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed. For specific limitations on the Underlying Funds' investments in interest rate swap transactions, refer to the Statement of Additional Information for each
Underlying Fund.

         Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by an Underlying Fund under a swap agreement will be greater than the payments it received. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Underlying Fund's loss will consist of the net amount of contractual interest payments that the
Fund has not yet received. The Underlying Funds' manager will monitor the creditworthiness of counterparties to the Underlying Funds' interest rate swap transactions on an ongoing basis.

         Some Underlying Funds can enter into swap transactions with certain counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between those Underlying Funds and that counterparty shall be regarded as parts of an integral agreement. If amounts are payable on a particular date in the same currency in respect of one or more swap transactions, the amount payable on that date in that currency shall be the net amount. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate all of the swaps with that party. Under these agreements, if a default results in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap for each swap. It is measured by the mark-to-market value at the time of the termination of each swap. The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

         |X| Total Return Swap Transactions. Some of the Underlying Funds may
enter into total return swaps. For specific limitations on the Underlying Funds'
investments in total return swaps, refer to the Statement of Additional
Information for each Underlying Fund. A swap contract is essentially like a portfolio of forward contracts, under which one party agrees to exchange an asset (for example, bushels of wheat) for another asset (cash) at specified dates in the future. A one-period swap contract operates in a manner similar to a forward or futures contract because there is an agreement to swap a commodity for cash at only one forward date. The Underlying Funds may engage in swap transactions that have more than one period and therefore more than one exchange of assets.

         The Underlying Funds may invest in total return swaps to gain exposure to the overall commodity markets. In a total return commodity swap the
Underlying Funds will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the Underlying Funds will pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the Underlying Funds will pay an adjustable or floating fee. With a "floating"
rate, the fee is pegged to a base rate such as the LIBOR, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the Underlying Funds may be required to pay a higher fee at each swap reset date.

         |X| Swaption Transactions. Some of the Underlying Funds may enter into a swaption transaction, which is a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in the
Underlying Funds' statement of financial condition.

         |X| Credit Derivatives. Some of the Underlying Funds may enter into credit default swaps, both directly ("unfunded swaps") and indirectly in the form of a swap embedded within a structured note ("funded swaps"), to protect against the risk that a security will default. Unfunded and funded credit default swaps may be on a single security, or on a basket of securities. An
Underlying Fund pays a fee to enter into the swap and receives a fixed payment during the life of the swap. An Underlying Fund may take a short position in the credit default swap (also known as "buying credit protection"), or may take a long position in the credit default swap note (also known as "selling credit protection").

         An Underlying Fund would take a short position in a credit default swap
(the "unfunded swap") against a long portfolio position to decrease exposure to specific high yield issuers. If the short credit default swap is against a corporate issue, the Underlying Fund must own that corporate issue. However, if the short credit default swap is against sovereign debt, the Underlying Fund may own either: (i) the reference obligation, (ii) any sovereign debt of that foreign country, or (iii) sovereign debt of any country that its manager determines is closely correlated as an inexact bona fide hedge.

         If an Underlying Fund takes a short position in the credit default swap, if there is a credit event (including bankruptcy, failure to timely pay interest or principal, or a restructuring), the Underlying Fund will deliver the defaulted bonds and the swap counterparty will pay the par amount of the bonds.
An associated risk is adverse pricing when purchasing bonds to satisfy the delivery obligation. If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bond, and the fixed payments are then made on the reduced notional amount.

         Taking a long position in the credit default swap note (i.e., purchasing the "funded swap") would increase the Underlying Fund's exposure to specific high yield corporate issuers. The goal would be to increase liquidity in that market sector via the swap note and its associated increase in the number of trading instruments, the number and type of market participants, and market capitalization.

         If an Underlying Fund takes a long position in the credit default swap note, if there is a credit event the Underlying Fund will pay the par amount of the bonds and the swap counterparty will deliver the bonds. If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bond, and the fixed payments are then made on the reduced notional amount.

         Other risks of credit default swaps include the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, and the need to fund the delivery obligation (either cash or the defaulted bonds, depending on whether the Underlying Fund is long or short the swap, respectively). For specific limitations on the Underlying Fund's investments in credit derivatives, refer to the Statement of Additional Information for each Underlying Fund.

         |X| "Structured" Notes. Some of the Underlying Funds can buy
"structured" notes, which are specially-designed derivative debt investments with principal payments or interest payments that are linked to the value of an index (such as a currency or securities index) or commodity. The terms of the instrument may be "structured" by the purchaser (the Underlying Fund) and the borrower issuing the note.

         The principal and/or interest payments depend on the performance of one or more other securities or indices, and the values of these notes will therefore fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks and therefore the Underlying Fund could receive more or less than it originally invested when the notes mature, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. Their values may be very volatile and they may have a limited trading market, making it difficult for the Underlying Fund to sell its investment at an acceptable price.

         |X| Regulatory Aspects of Certain Derivative Instruments. The
Commodities Futures Trading Commission (the "CFTC") has eliminated limitations on futures trading by certain regulated entities including registered investment companies and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the Underlying
Fund claims an exclusion from regulation as a commodity pool operator. The
Underlying Funds have claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act ("CEA"). The Underlying Funds may
use futures and options for hedging and non-hedging purposes to the extent consistent with their investment objective, internal risk management guidelines adopted by the Underlying Funds' investment advisor (as they may be amended from time to time), and as otherwise set forth in the Underlying Funds' prospectus or this Statement of Additional Information.

         Transactions in options by the Underlying Funds are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Underlying Funds may write or hold may be affected by options written or held by other entities, including other investment companies having the same advisor as the Underlying
Funds (or an advisor that is an affiliate of the Underlying Funds' advisor). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

         Under SEC staff interpretations regarding applicable provisions of the
Investment Company Act, when an Underlying Fund purchases a future, it must segregate cash or readily marketable short-term debt instruments in an amount equal to the purchase price of the future, less the margin deposit applicable to
it. The account must be a segregated account or accounts held by the Underlying
Fund.

         |X| Tax Aspects of Certain Derivative Instruments. Certain foreign currency exchange contracts in which the Underlying Funds may invest are treated as "Section 1256 contracts" under the Internal Revenue Code of 1986, as amended
(the "Internal Revenue Code"). In general, gains or losses relating to Section
1256 contracts are characterized as 60% long-term and 40% short-term capital gains or losses under the Code. However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss. In addition, Section 1256 contracts held by the Underlying Funds at the end of each taxable year are "marked-to-market," and unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue Code. An election can be made by the Underlying Funds to exempt those transactions from this marked-to-market treatment.

         Certain forward contracts the Underlying Funds enter into may result in
"straddles" for federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by the Underlying Funds on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

         Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:

         (1)      gains or losses attributable to fluctuations in exchange rates that occur between the time the Underlying Funds accrue
                  interest or other receivables or accrue expenses or other
                  liabilities denominated in a foreign currency and the time the
                  Underlying Funds actually collect such receivables or pay such liabilities, and
         (2)      gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

         Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the
Internal Revenue Code for that trade, which may increase or decrease the amount of the Underlying Funds' investment income available for distribution to its shareholders.

Other Investments and Investment Strategies

In seeking their investment objectives, certain Underlying Funds may from time to time use the types of investments and investment strategies described below.
The Underlying Funds are not required to use these strategies, and may not use any or all of them.

         |X| Repurchase Agreements. Some of the Underlying Funds can acquire securities subject to repurchase agreements. An Underlying Fund might do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions, or for temporary defensive purposes.

         In a repurchase transaction, an Underlying Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include
U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Underlying Fund's Manager from time to time.

         The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase.
Repurchase agreements having a maturity beyond seven days are subject to an
Underlying Fund's limits on holding illiquid investments. There is generally no limit on the amount of the Underlying Funds' net assets that may be subject to repurchase agreements having maturities of seven days or less for defensive purposes. For specific limitations on the Underlying Funds' investments in securities subject to repurchase agreements, refer to the Statement of
Additional Information for each Underlying Fund.

         Repurchase agreements, considered "loans" under the Investment Company
Act are collateralized by the underlying security. The Underlying Funds'
repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Underlying Funds may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Underlying Funds' manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

         Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission ("SEC"), the Underlying Funds, along with other affiliated entities managed by their manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

         |X| Reverse Repurchase Agreements. Some of the Underlying Funds can use
reverse repurchase agreements on debt obligations they own. Under a reverse repurchase agreement, an Underlying Fund sells an underlying debt obligation and simultaneously agrees to repurchase the same security at an agreed-upon price on an agreed-upon date. The Underlying Fund will identify on its books liquid assets in an amount sufficient to cover its obligations under reverse repurchase agreements, including interest, until payment is made to the seller.

         These transactions involve the risk that the market value of the securities sold by the Underlying Fund under a reverse repurchase agreement could decline below the price at which the Underlying Fund is obligated to repurchase them. These agreements are considered borrowings by the Underlying
Fund and will be subject to the asset coverage requirement under the Underlying
Fund's policy on borrowing.

         |X| "When-Issued" and "Delayed-Delivery" Transactions. Some of the
Underlying Funds may invest in securities on a "when-issued" basis and may purchase or sell securities on a "delayed-delivery" basis. When-issued and delayed-delivery are terms that refer to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. For specific limitations on the Underlying Fund's investments in "when-issued" and "delayed-delivery" transactions, refer to the
Statement of Additional Information for each Underlying Fund.

         When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made. Delivery and payment for the securities take place at a later date. The securities are subject to change in value from market fluctuations during the period until settlement. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause a loss to an Underlying Fund. During the period between purchase and settlement, no payment is made by an Underlying Fund to the issuer and no interest accrues to the Underlying Fund from the investment until it receives the security at settlement. There is a risk of loss to the Underlying Fund if the value of the security changes prior to the settlement date, and there is the risk that the other party may not perform.

         Some of the Underlying Funds may engage in when-issued transactions to secure what the Manager considers to be an advantageous price and yield at the time the obligation is entered into. When an Underlying Fund enters into a when-issued or delayed-delivery transaction, it relies on the other party to complete the transaction. Its failure to do so may cause an Underlying Fund to lose the opportunity to obtain the security at a price and yield its manager considers to be advantageous.

         When an Underlying Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage. Although an Underlying Fund will enter into delayed-delivery or when-issued purchase transactions to acquire securities, it may dispose of a commitment prior to settlement. If an Underlying Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

         At the time an Underlying Fund makes the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, it records the transaction on its books and reflects the value of the security purchased in determining its net asset value. In a sale transaction, it records the proceeds to be received. An Underlying Fund will identify on its books liquid assets at least equal in value to the value of its purchase commitments until it pays for the investment.

         When-issued and delayed-delivery transactions can be used by an
Underlying Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, an Underlying Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, an Underlying
Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

         |X| Loans of Portfolio Securities. To raise cash for income or
liquidity purposes, some of the Underlying Funds can lend their portfolio securities to brokers, dealers and other types of financial institutions approved by each Underlying Fund's Board of Trustees or Directors. For specific limitations on the Underlying Funds' loans of portfolio securities, refer to the
Statement of Additional Information for each Underlying Fund. In addition, these loans are subject to the other conditions described in the Statement of
Additional Information of each Underlying Fund.

         There are some risks in connection with securities lending. An
Underlying Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults. An Underlying Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit or securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which an Underlying Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Underlying Funds if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the
Underlying Fund.

         When it lends securities, the Underlying Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of
(a) negotiated loan fees, (b) interest on securities used as collateral, and (c)
interest on any short-term debt securities purchased with such loan collateral.
Either type of interest may be shared with the borrower. The Underlying Fund may also pay reasonable finder's, custodian and administrative fees in connection with these loans. The terms of the Underlying Fund's loans must meet applicable tests in order to receive beneficial treatment under the Internal Revenue Code and must permit the Underlying Fund to reacquire loaned securities on five days'
notice or in time to vote on any important matter.

         Some of the Underlying Funds may lend their portfolio securities pursuant to a Securities Lending Agency Agreement (the "Securities Lending
Agreement") with The Goldman Sachs Trust Company, doing business as Goldman
Sachs Agency Lending ("Goldman Sachs"), subject to the restrictions stated in the prospectuses of those Underlying Funds. Goldman Sachs has agreed, in general, to guarantee the obligations of borrowers to return loaned securities and to be responsible for certain expenses relating to securities lending. Under the Securities Lending Agreement, each Underlying Fund's securities lending procedures and applicable regulatory requirements (which are subject to change), the Underlying Fund must receive collateral from the borrower consisting of cash, bank letters of credit or securities of the U.S. government (or its agencies or instrumentalities). On each business day, the amount of collateral that the Underlying Fund has received must at least equal the value of the loaned securities. If an Underlying Fund receives cash collateral from the borrower, it may invest that cash in certain high quality, short-term investments specified in its securities lending procedures. The Underlying Fund will be responsible, for the risks associated with the investment of cash collateral, including the risk that it may lose money on the investment or may fail to earn sufficient income to meet its obligations to the borrower.

         The terms of the Underlying Funds' portfolio loans must comply with all applicable regulations and with the Underlying Funds' Securities Lending
Procedures adopted by their Boards. The terms of the loans must permit an
Underlying Fund to recall loaned securities on five business days' notice and each Underlying Fund will seek to recall loaned securities in time to vote on any matters that the Manager determines would have a material effect on that
Underlying Fund's investment. The Securities Lending Agreement may be terminated by either Goldman Sachs or an Underlying Fund on 30 days' written notice.

         |X| Borrowing and Leverage. The Funds and many of the Underlying Funds can borrow from banks for investment-related purposes such as purchasing securities that they believes are attractive investments. When a Fund or an
Underlying Fund invests borrowed funds in portfolio securities, it is using a speculative investment technique known as "leverage."

         Under the Funds' and the Underlying Funds' investment policies, they may not borrow money, except to the extent permitted under the Investment
Company Act, the rules or regulations thereunder or any exemption from the Act that applies to them. Currently, under the Investment Company Act, a mutual fund may borrow only from banks (for other than emergency purposes) and the maximum amount it may borrow is up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings.
When a Fund or an Underlying Fund borrows, it identifies securities on its books equal to 300% of the amount borrowed to cover its obligation to repay the loan.
If the value of those assets fails to meet this 300% asset coverage requirement, the Fund or the Underlying Fund will reduce its borrowings within three days to meet the requirement. To do so, the Fund or the Underlying Fund might have to sell a portion of its investments at a disadvantageous time.

         A Fund or an Underlying Fund may also borrow up to 5% of its total assets for temporary or emergency purposes from banks and any other lenders.
Under the Investment Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed.

         The Funds and the Underlying Funds will pay interest on loans, and that interest expense will raise their overall expenses and reduce their returns. If a Fund or an Underlying Fund does borrow, its expenses will be greater than comparable funds that do not borrow. In the case of borrowing for leverage, the interest paid on a loan might be more (or less) than the yield on the securities purchased with the loan proceeds. Additionally, borrowing might cause a Fund's or an Underlying Fund's net asset value per share to fluctuate more than that of funds that do not borrow.

         Certain Underlying Funds may participate in secured lines of credit, to purchase securities for investment or for other business purposes, if those
Underlying Funds' Boards have determined that their participation would be consistent with their investment objectives and policies and would be in the best interests of those funds and their shareholders.

         |X| Illiquid and Restricted Securities. Under the policies and
procedures established by an Underlying Fund's Boards of Trustees/Directors, the
Manager determines the liquidity of certain of an Underlying Fund's investments.
To enable an Underlying Fund to sell its holdings of a restricted security not registered under applicable securities laws, the Underlying Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Underlying Fund with the issuer at the time the Underlying Fund buys the securities. When the Underlying Fund must arrange registration because the Underlying Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Underlying Fund could sell it. The Underlying Fund would bear the risks of any downward price fluctuation during that period.

         The Underlying Fund may also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions may make it more difficult to value them, and might limit an Underlying Fund's ability to dispose of the securities and might lower the amount the Underlying Fund could realize upon the sale.

         The Underlying Funds have limitations that apply to purchases of restricted securities, as stated in their prospectuses. Those percentage restrictions generally do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the
Securities Act of 1933, as amended (the "Securities Act"), if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, an Underlying Fund's holdings of that security may be considered to be illiquid.

         Illiquid securities generally include repurchase agreements maturing in more than seven days and participation interests that do not have puts exercisable within seven days.

         |X| Temporary Defensive and Interim Investments. When market, economic or political conditions are unstable, or the Funds or the Underlying Funds'
Manager believes it is otherwise appropriate to reduce holdings in stocks, the
Funds and the Underlying Funds can invest in a variety of debt securities for defensive purposes. The Funds and the Underlying Funds can also purchase these securities for liquidity purposes to meet cash needs due to the redemption of a
Fund or an Underlying Fund, or to hold while waiting to reinvest cash received from the sale of other portfolio securities. For specific types of securities an
Underlying Fund can buy when assuming a temporary defensive or interim investment position, refer to the Statement of Additional Information for each
Underlying Fund. Examples of temporary defensive and interim investments the
Funds may use, and that some of the Underlying Funds may use, include:

o   high-quality   (rated   in   the   top   two   rating   categories   of
nationally-recognized  rating  organizations  or deemed by the  Manager to be of comparable quality), short-term money market instruments, including those issued by the U.S. Treasury or other government agencies,
o commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies),
o short-term debt obligations of corporate issuers,
o certificates of deposit and bankers' acceptances of domestic and foreign banks and savings and loan associations, and
o repurchase agreements.

         These short-term debt securities would be selected for defensive or cash management purposes because they can normally be disposed of quickly, are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

                  Investment Restrictions

The Funds and the Underlying Funds each have their own "fundamental" and
"non-fundamental" investment restrictions as described below. Certain of those restrictions apply only to the extent required by the Investment Company Act, the rules or regulations thereunder or any exemption therefrom. If the applicable provisions of the Investment Company Act, the rules or regulations or any exemption should change, those restrictions will automatically reflect the new requirements. Therefore the effect of those fundamental policies may change without notice and without a shareholder vote.

Unless the Prospectus or SAI states that a percentage restriction applies on an ongoing basis, it applies only at the time a Fund makes an investment (except in the case of borrowing and investments in illiquid securities). In that case a
Fund or Underlying Fund need not sell securities to meet the percentage limits, even if the value of that investment increases in proportion to the size of its assets.

         |X| What Are "Fundamental Policies?" Fundamental policies are those policies of each Fund or Underlying Fund that can be changed only by the vote of a "majority" of such fund's outstanding voting securities. Under the Investment
Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:

o        67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o        more than 50% of the outstanding shares.

Each Fund's investment objective is not a fundamental policy. The investment objectives of the Underlying Funds may be fundamental or non-fundamental, according to the Prospectus and Statement of Additional Information of each
Underlying Fund. Other policies described in the Prospectus or this Statement of
Additional Information, of the Funds and/or the Underlying Funds, are
"fundamental" only if they are identified as such. Each Fund's Board of Trustees and each Underlying Fund's Board of Directors or Trustees can change non-fundamental policies without shareholder approval. However, significant changes to the Funds' investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate. The Funds' principal investment policies are described in the
Prospectus.

Do the Funds Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of each of the Funds:

o        A Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of each Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies. For purposes of this restriction, a Fund's investments will be considered be its pro rata portion of each Underlying Fund's portfolio securities.
o        A Fund cannot invest 25% or more of its total assets in any one industry or in a group of related industries. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or to securities issued by investment companies.
o        A Fund may not borrow money, except to the extent permitted under the
         Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Funds, as such statute, rules or regulations may be amended or interpreted from time to time.
o        A Fund cannot make loans, except to the extent permitted under the
         Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.
o        A Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment Company
         Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
o        A Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
o        A Fund may not underwrite securities issued by others, except to the extent that such Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, when reselling securities held in its own portfolio.

         Currently, under the Investment Company Act, and the Oppenheimer funds'
exemptive order, a fund may borrow only from banks and/or affiliated investment companies in an amount up to one-third of its total assets (including the amount borrowed less all liabilities and indebtedness other than borrowing), except that a fund may borrow up to 5% of its total assets for temporary purposes from any person. Under the Investment Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed. Also, presently under the Investment Company Act, a fund may lend its portfolio securities in an amount not to exceed 33 1/3 percent of the value of its total assets. The Investment Company Act also requires each registered fund to adopt a fundamental policy regarding investments in real estate and/or commodities. To the extent that a Fund or an Underlying Fund has restrictions on or is not permitted to invest in real estate, real estate related securities and/or commodities, that information is set out in the investment restrictions in this section. Presently, under the Investment Company Act a registered mutual fund cannot make any commitment as an underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than ten percent of the outstanding voting securities, exceeds twenty-five percent of the value of the fund's total assets, except to the extent that a fund may be considered an underwriter within the meaning of the
Securities Act when reselling securities held in its own portfolio.

Do the Funds Have Any Restrictions That Are Not Fundamental? Each Fund has
investment restrictions that are not fundamental policies, which means that they can be changed by a vote of a majority the Fund's Board of Trustees without shareholder approval. The following investment restriction is a non-fundamental policy of the Funds:

o        A Fund may not invest in illiquid securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Funds, as such statute, rules or regulations may be amended or interpreted from time to time. This restriction shall not apply to securities that mature within seven days or securities that the Board of Trustees of the Fund has otherwise determined to be liquid pursuant to applicable law.

Currently, under the Investment Company Act, a mutual fund cannot invest in illiquid securities (i.e., securities that cannot be readily resold or that cannot otherwise be marketed, redeemed or put to the issuer or a third party), if at the time of acquisition more than 15% of its net assets would be invested in such securities. The shares of the Underlying Funds are not illiquid investments under the Funds' policies or the applicable Investment Company Act rules and regulations.

Do the Underlying Funds Have Fundamental Policies? Each of the Underlying Funds
and Institutional Money Market Fund has its own fundamental policies. Those policies may differ from the fundamental policies of the Funds or the other
Underlying Funds. The Funds, Institutional Money Market Fund and the Underlying
Funds each apply their own policies with respect to their own portfolio investments. The following investment restrictions are fundamental policies of the Underlying Funds and of Institutional Money Market Fund:

                              Absolute Return Fund

o Absolute Return Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to
75% of Absolute Return Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o Absolute Return Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the
U.S. government or its agencies and instrumentalities or securities issued by investment companies.

o Absolute Return Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to Absolute Return Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o Absolute Return Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to Absolute Return Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o Absolute Return Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment Company
Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o Absolute Return Fund may not underwrite securities issued by others, except to the extent that Absolute Return Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, when reselling securities held in its own portfolio.

o Absolute Return Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

                            Capital Appreciation Fund

o Capital Appreciation Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to
75% of Capital Appreciation Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o Capital Appreciation Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to Capital Appreciation Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o Capital Appreciation Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption there from that is applicable to Capital Appreciation Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o Capital Appreciation Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or securities issued by investment companies.

o Capital Appreciation Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment
Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o Capital Appreciation Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the
Securities Act of 1933 when reselling any securities held in its own portfolio.

o Capital Appreciation Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

                              Champion Income Fund

o Champion Income Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or if it would then own more than 10% of that issuer's voting securities. That restriction applies to 75% of the Fund's total assets. The limit does not apply to securities issued by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o Champion Income Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the
U.S. government or its agencies and instrumentalities. Under this policy, utilities are divided into "industries" according to the services they provide
(for example, gas, gas transmission, electric and telephone utilities will be considered to be in separate industries). The Fund can invest more than 25% in a group of industries.

o Champion Income Fund cannot borrow money in excess of 33 1/3% of the value of its total assets. The Fund may borrow only from banks and/or affiliated investment companies and only as a temporary measure for extraordinary or emergency purposes. The Fund cannot make any investment at a time during which its borrowings exceed 5% of the value of its assets. With respect to this fundamental policy, the Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment
Company Act.

o Champion Income Fund cannot make loans except (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness, (c) through an inter-fund lending program with other affiliated funds, provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans), and (d) through repurchase agreements.

o Champion Income Fund cannot invest in real estate. However, the Fund can purchase debt securities secured by real estate or interests in real estate, or issued by companies, including real estate investment trusts, that invest in real estate or interests in real estate.

o Champion Income Fund cannot invest in commodities or commodity contracts.
However, the Fund may buy and sell any of the hedging instruments permitted by its other investment policies, whether or not the hedging instrument is considered a commodity or commodity contract, subject to the restrictions and limitations on such investments specified in the Prospectus and this SAI.

o Champion Income Fund cannot underwrite the securities of other issuers. A permitted exception is in case it is determined to be an underwriter under the
Securities Act of 1933 when reselling any securities held in its own portfolio.

o Champion Income Fund cannot issue "senior securities", but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

                      Commodity Strategy Total Return Fund

o Commodity Strategy Total Return Fund will not purchase the securities, hybrid instruments and other instruments of any issuer if, as a result, 25% or more of
Commodity Strategy Total Return Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry. This restriction does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured by them.

o However, Commodity Strategy Total Return Fund will invest 25% or more of its total assets in securities, hybrid instruments and other instruments, including futures and forward contracts, related options and swaps, linked to the energy and natural resources, agriculture, livestock, industrial metals, and precious metals industries. The individual components of an index will be considered as separate industries for this purpose.

o Commodity Strategy Total Return Fund will not issue any senior security.
However, Commodity Strategy Total Return Fund may enter into commitments to purchase securities in accordance with Commodity Strategy Total Return Fund's investment program, including reverse repurchase agreements, delayed-delivery and when-issued securities, which may be considered the issuance of senior securities. Additionally, Commodity Strategy Total Return Fund may engage in transactions that may result in the issuance of a senior security to the extent permitted under the Investment Company Act and applicable regulations, interpretations of the Investment Company Act or an exemptive order. Commodity
Strategy Total Return Fund may also engage in short sales of securities to the extent permitted in its investment program and other restrictions. The purchase or sale of hybrid instruments, futures contracts and related options shall not be considered to involve the issuance of senior securities. Moreover, Commodity
Strategy Total Return Fund may borrow money as authorized by the Investment
Company Act.

o Commodity Strategy Total Return Fund will not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction shall not prevent Commodity Strategy Total Return
Fund from purchasing or selling hybrid instruments, options and futures contracts with respect to individual commodities or indices, or from investing in securities or other instruments backed by physical commodities or indices.

o Commodity Strategy Total Return Fund will not purchase or sell real estate unless acquired as a result of direct ownership of securities or other instruments. This restriction shall not prevent Commodity Strategy Total Return
Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business, including real estate investment trusts. This restriction does not preclude Commodity Strategy
Total Return Fund from buying securities backed by mortgages on real estate or securities of companies engaged in such activities. Commodity Strategy Total
Return Fund can also invest in real estate operating companies and shares of companies engaged in other real estate related businesses.

o Commodity Strategy Total Return Fund cannot underwrite securities issued by other persons. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling securities held in its own portfolio.

o Commodity Strategy Total Return Fund cannot make loans except (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness, (c) through an inter-fund lending program with other affiliated funds, provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 ?% of the value of its total assets
(taken at market value at the time of such loans), and (d) through repurchase agreements. Currently, the Investment Company Act permits (a) lending of securities, (b) purchasing debt securities or similar evidences of indebtedness,
(c) repurchase agreements and (d) interfund lending consistent with Commodity
Strategy Total Return Fund's exemptive order; or

o Commodity Strategy Total Return Fund cannot borrow money in excess of 33 ?% of the value of its total assets. Commodity Strategy Total Return Fund may borrow only from banks and/or affiliated investment companies. With respect to this fundamental policy, Commodity Strategy Total Return Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act. Currently, the Investment Company Act
permits a mutual fund to borrow from banks and/or affiliated investment companies up to one-third of its total assets (including the amount borrowed).
Commodity Strategy Total Return Fund may borrow up to 5% of its total assets for temporary purposes from any person. Interfund borrowing must be consistent with
Commodity Strategy Total Return Fund's exemptive order.

                                 Core Bond Fund

o Core Bond Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or if it would then own more than 10% of that issuer's voting securities. This restriction applies to 75% of Core Bond Fund's total assets. The limit does not apply to securities issued by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o Core Bond Fund cannot concentrate its investments (that means it cannot invest
25% or more of its total assets) in any one industry. Gas, water, electric and telephone utilities are considered to be separate industries for this purpose.

o Core Bond Fund cannot make loans except (a) through lending of securities, (b)
through the purchase of debt instruments or similar evidences of indebtedness,
(c) through an inter-fund lending program with other affiliated funds, and (d)
through repurchase agreements.

o Core Bond Fund cannot invest in real estate or real estate mortgage loans.
However, Core Bond can purchase and sell securities issued or secured by companies that invest in or deal in real estate or interests in real estate.

o Core Bond Fund cannot underwrite securities. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

o Core Bond Fund cannot borrow money in excess of 33 ?% of the value of its total assets. Core Bond may borrow only from banks and/or affiliated investment companies. With respect to this fundamental policy, Core Bond can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act.

o Core Bond Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of Core Bond Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

                             Developing Markets Fund

o Developing Markets Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to
75% of the Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o Developing Markets Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or securities issued by investment companies.

o Developing Markets Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o Developing Markets Fund cannot invest in real estate, physical commodity contracts, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o Developing Markets Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o Developing Markets Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the
Securities Act when reselling any securities held in its own portfolio.

o Developing Markets Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

                                   Equity Fund

o Equity Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or it would then own more than 10% of that issuer's voting securities. This limit applies to 75% of Equity Fund's total assets. The limit does not apply to securities issued by the U.S. Government or any of its agencies or instrumentalities or to securities of other investment companies.

o Equity Fund cannot borrow money in excess of 33 1/3% of the value of its total assets. Equity Fund may borrow only from banks and/or affiliated investment companies. With respect to this fundamental policy, Equity Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act.

o Equity Fund cannot issue "senior securities." This restriction does not prohibit Equity Fund from borrowing money as described in the Prospectus or this
SAI. It does not prohibit Equity Fund from entering into margin, collateral, segregation or escrow arrangements, or options, futures, hedging transactions or from buying and selling other investments permitted by its other investment policies.

o Equity Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

o Equity Fund cannot invest 25% or more of its total assets in any industry.
That limit does not apply to securities issued or guaranteed by the U.S.
Government or its agencies or instrumentalities.

o Equity Fund cannot invest in real estate or in interests in real estate.
However, Equity Fund can purchase securities of issuers holding real estate or interests in real estate (including securities of real estate investment trusts).

o Equity Fund cannot invest in physical commodities or physical commodity contracts. However, Equity Fund can buy and sell any of the hedging instruments permitted by any of its other policies. It can also buy and sell options, futures, securities or other instruments backed by physical commodities or whose investment return is linked to changes in the price of physical commodities.

o Equity Fund cannot make loans except (a) through lending of securities, (b)
through the purchase of debt instruments or similar evidence of indebtedness,
(c) through an inter-fund lending program with other affiliated funds and (d)
through repurchase agreements.

                                   Global Fund

o Global Fund may not borrow money, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o Global Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than
10% of that issuer's voting securities. That limitation applies to 75% of the
Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o Global Fund cannot make loans, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o Global Fund cannot invest 25% or more of its total assets in any one industry.
That limit does not apply to securities issued or guaranteed by the U.S.
government or its agencies and instrumentalities or securities issued by investment companies.

o Global Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment Company Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o Global Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

o Global Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

                          Gold & Special Minerals Fund

o Gold & Special Minerals Fund cannot invest in Metal Investments if, as a result, more than 10% of the Fund's total assets would be invested in Metal
Investments.

o With the exception of its investments in Mining Securities and Metal
Investments, Gold & Special Minerals Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or securities issued by investment companies.

o Gold & Special Minerals Fund is "non-diversified" under the Investment Company
Act.

o Gold & Special Minerals Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to Gold & Special Minerals Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o Gold & Special Minerals Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o Gold & Special Minerals Fund cannot invest in real estate, physical commodities or commodity contracts (other than the hedging instruments or Metal
Investments permitted by any of its other investment policies) except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. It does not matter whether the hedging instrument or Metal Investment is considered to be a commodity or commodity contract.

o Gold & Special Minerals Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o Gold & Special Minerals Fund cannot underwrite securities of other companies.
A permitted exception is in case it is deemed to be an underwriter under the
Securities Act of 1933 when reselling any securities held in its own portfolio.

                         Institutional Money Market Fund

o Institutional Money Market Fund cannot invest more than 5% of its total assets in the securities of any issuer (except the U.S. government or its agencies or instrumentalities); provided, however, that the Fund may invest up to 25% of its total assets in the First Tier Securities of a single issuer for a period of up to three business days after the acquisition thereof; provided, further, that the Fund may not invest in the securities of more than one issuer in accordance with the foregoing proviso at any time.

o Institutional Money Market Fund cannot invest more than 25% of its total assets, taken at market value, in the securities of issuers in any particular industry or group of related industries (excluding securities issued by the U.S.
Government and its agencies and instrumentalities and certain instruments issued by domestic banks).

o Institutional Money Market Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o Institutional Money Market Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o Institutional Money Market Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o Institutional Money Market Fund may not underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, when reselling securities held in its own portfolio.

o Institutional Money Market Fund cannot issue senior securities to the extent such issuance would violate applicable law.

                             International Bond Fund

o International Bond Fund cannot make loans except (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness, (c) through an inter-fund lending program with other affiliated funds, and (d) through repurchase agreements.

o International Bond Fund cannot buy or sell real estate. However, International
Bond Fund can purchase debt securities secured by real estate or interests in real estate or issued by companies, including real estate investment trusts, which invest in real estate or interests in real estate.

o International Bond Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the
Securities Act when reselling any securities held in its own portfolio.

o International Bond Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of International Bond
Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

o International Bond Fund cannot borrow money in excess of 33 1/3% of the value of its total assets. International Bond Fund may borrow only from banks and/or affiliated investment companies. International Bond Fund cannot make any investment at a time during which its borrowings exceed 5% of the value of its assets. With respect to this fundamental policy, International Bond Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act.

o International Bond Fund cannot concentrate investments. That means it cannot invest 25% or more of its total assets in any one industry. International Bond
Fund will not invest 25% or more of its total assets in government securities of any one foreign company or in debt and equity securities issued by companies organized under the laws of any one foreign country. Obligations of the U.S.
government, its agencies and instrumentalities are not considered to be part of an "industry" for the purposes of this policy.

         Non-Diversification of International Bond Fund's Investments.
International Bond Fund is "non-diversified," as defined in the Investment
Company Act. Funds that are diversified have restrictions against investing too much of their assets in the securities of any one "issuer." That means that
International Bond Fund can invest more of its assets in the securities of a single issuer than a fund that is diversified.

         Being non-diversified poses additional investment risks, because if
International Bond Fund invests more of its assets in fewer issuers, the value of its shares is subject to greater fluctuations from adverse conditions affecting any one of those issuers. However, International Bond Fund does limit its investments in the securities of any one issuer to qualify for tax purposes as a "regulated investment company" under the Internal Revenue Code. By qualifying, it does not have to pay federal income taxes on amounts distributed if more than 90% of its earnings are distributed to shareholders. To qualify,
International Bond Fund must meet a number of conditions. First, not more than
25% of the market value of International Bond Fund's total assets may be invested in the securities of a single issuer. Second, with respect to 50% of the market value of its total assets, (1) no more than 5% of the market value of its total assets may be invested in the securities of a single issuer, and (2)
International Bond Fund must not own more than 10% of the outstanding voting securities of a single issuer. This is not a fundamental policy.

                            International Growth Fund

o International Growth Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to
75% of the Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o International Growth Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to International Growth Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o International Growth Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or securities issued by investment companies.

o International Growth Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment
Company Act, the rules or regulations thereunder or any exception there from, as such statute, rules or regulations may be amended or interpreted from time to time.

o International Growth Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o International Growth Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the
Securities Act when reselling any securities held in its own portfolio.

o International Growth Fund may not borrow money, except as permitted by the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

                          Limited-Term Government Fund

o Limited-Term Government Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to
75% of the Limited-Term Government Fund's total assets. The limit does not apply to securities issued by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies.

o Limited-Term Government Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

o Limited-Term Government Fund cannot make loans except (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness, (c) through an inter-fund lending program with other affiliated funds, and (d) through repurchase agreements.

o Limited-Term Government Fund cannot borrow money in excess of 33 1/3% of the value of its total assets. The Fund may borrow only from banks and/or affiliated investment companies. With respect to this fundamental policy, the Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act.

o Limited-Term Government Fund cannot purchase or sell real estate, commodities or commodity contracts. However, the Fund may use hedging instruments approved by its Board of Trustees whether or not those hedging instruments are considered commodities or commodity contracts.

o Limited-Term Government Fund cannot underwrite securities. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

o Limited-Term Government Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, contracts to buy or sell derivatives, hedging instruments, options, or futures.

                           Main Street Small Cap Fund

o Main Street Small Cap Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or if it would then own more than 10% of that issuer's voting securities. That restriction applies to 75% of the Fund's total assets. The limit does not apply to securities issued by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o Main Street Small Cap Fund cannot make loans except (a) through lending of securities, (b) through the purchase of debt securities or similar evidences of indebtedness, (c) through an interfund-lending program with other affiliated funds, and (d) through repurchase agreements.

o Main Street Small Cap Fund cannot borrow money in excess of 33 1/3% of the value of its total assets. The Fund may borrow only from banks and/or affiliated investment companies. With respect to this fundamental policy, the Fund can borrow only if it maintains a 300% ratio of assets to borrowing at all times in the manner set forth in the Investment Company Act of 1940.

o Main Street Small Cap Fund cannot concentrate investments. That means it cannot invest 25% or more of its total assets in companies in any one industry.
Obligations of the U.S. government, its agencies and instrumentalities are not considered to be part of an "industry" for the purposes of this restriction.

o Main Street Small Cap Fund cannot invest in real estate or in interests in real estate. However, the Fund can purchase securities of companies holding real estate or interests in real estate.

o Main Street Small Cap Fund cannot invest in physical commodities or physical commodity contracts or buy securities for speculative short-term purposes.
However, the Fund can buy and sell any of the hedging instruments permitted by any of its other policies. It can also buy and sell options, futures, securities or other instruments backed by physical commodities or whose investment return is linked to changes in the price of physical commodities.

o Main Street Small Cap Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the
Securities Act of 1933 when reselling any securities held in its own portfolio.

o Main Street Small Cap Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

                              Master Loan Fund, LLC

o Master Loan Fund, LLC cannot issue "senior securities," except as permitted under the Investment Company Act. This limitation does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives.

o Master Loan Fund, LLC may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o Master Loan Fund, LLC cannot underwrite securities of other companies. A permitted exception is in case the Fund is deemed to be an underwriter under the
Securities Act when reselling any securities held in its own portfolio.

o Master Loan Fund, LLC cannot invest 25% or more of its total assets in securities of issuers having their principal business activities in the same industry. The Fund can invest 25% or more of its total assets and can invest up to 100% of its total assets in securities of issuers in the group of financial services industries, which under the Fund's currently-used industry classifications include the following industries (this group of industries and the Fund's industry classifications can be changed by the Fund without shareholder approval): banks, bank holding companies, commercial finance, consumer finance, diversified financial, insurance, savings and loans, and special purpose financial. For the purpose of this investment restriction, the term "issuer" includes the borrower under a loan, the agent bank for a loan, and any intermediate participant in the loan interposed between the borrower and the
Fund. The percentage limitation in this investment restriction does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. For the purposes of interpreting this investment restriction, each foreign national government is treated as an "industry" and utilities are divided according to the services they provide.

o Master Loan Fund, LLC cannot buy or sell real estate. However, the Fund can purchase securities secured by real estate or interests in real estate, or issued by issuers (including real estate investment trusts) that invest in real estate or interests in real estate. The Fund may hold and sell real estate as acquired as a result of the Fund's ownership of securities.

o Master Loan Fund, LLC cannot buy or sell commodities or commodity contracts.
However, the Fund can buy and sell derivative instruments, such as futures contracts, options and swaps.

o Master Loan Fund, LLC cannot make loans to other persons. However, the Fund can invest in loans (including by direct investments as an original lender or purchasing assignments or participation interests) and other debt obligations in accordance with its investment objective and policies. The Fund may also lend its portfolio securities and may purchase securities subject to repurchase agreements.

o Master Loan Fund, LLC cannot buy securities on margin. However, the Fund can make margin deposits in connection with its use of derivative instruments and hedging instruments.

                      Quest International Value Fund, Inc.

o Quest International Value Fund, Inc. cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of the Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o Quest International Value Fund, Inc. cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o Quest International Value Fund, Inc. cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or securities issued by investment companies.

o Quest International Value Fund, Inc. may not underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, when reselling securities held in its own portfolio.

o Quest International Value Fund, Inc. cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o Quest International Value Fund, Inc. may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o Quest International Value Fund, Inc. cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

                                Real Estate Fund

o Real Estate Fund cannot make loans except as permitted by the Investment
Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statue, rules or regulations may be amended or interpreted from time to time.

o Real Estate Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o Real Estate Fund cannot concentrate its investments to the extent of 25% of its total assets in any industry. However, there is no limitation as to the
Fund's investments in the real estate industry in general.

o Real Estate Fund cannot underwrite securities of other companies except as permitted by the Investment Company Act. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

o Real Estate Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment Company
Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o Real Estate Fund cannot issue senior securities, except as permitted by the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

                              U.S. Government Trust

o U.S. Government Trust cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the
U.S. government or its agencies and instrumentalities or securities issued by investment companies.

o U.S. Government Trust cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to
75% of the Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o U.S. Government Trust cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment Company
Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o U.S. Government Trust cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o U.S. Government Trust may not underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, when reselling securities held in its own portfolio.

o U.S. Government Trust cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o U.S. Government Trust may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

                                   Value Fund

o Value Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than
10% of that issuer's voting securities. This limitation applies to 75% of Value
Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o Value Fund cannot invest 25% or more of its total assets in any one industry.
That limit does not apply to securities issued or guaranteed by the U.S.
government or its agencies and instrumentalities or securities issued by investment companies.

o Value Fund cannot make loans, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to Value Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o Value Fund may not borrow money, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable, as such statute, rules or regulations may be amended or interpreted from time to time.

o Value Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o Value Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o Value Fund cannot underwrite securities of other issuers. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 in reselling its portfolio securities.

Do the Underlying Funds Have Any Restrictions That Are Not Fundamental? Each of
the Underlying Funds and Institutional Money Market Fund has its own investment restrictions that are not fundamental policies, which means that they can be changed by vote of a majority of their respective Board of Trustees or Directors without shareholder approval. Those policies may differ from the policies of the
Funds or the other Underlying Funds. The Funds, Institutional Money Market Fund
and the Underlying Funds each apply their own policies with respect to their own portfolio investments. The following investment restrictions are non-fundamental policies of the Underlying Funds and Institutional Money Market Fund:

o None of the Underlying Funds can invest in the securities of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph (F) or (G) of section 12(d)(1) of the Investment Company Act and
U.S. Government Trust cannot invest in any securities of other investment companies except if it acquires them as part of a merger, consolidation or acquisition of assets.

o For purposes of each applicable Underlying Fund's policy not to concentrate its investments as described above, each applicable Underlying Fund has adopted classifications of industries and groups of related industries. These classifications are not fundamental policies.

              Disclosure of Portfolio Holdings

         Each Fund, each Underlying Fund and Institutional Money Market Fund have adopted policies and procedures concerning the dissemination of information about their portfolio holdings by employees, officers and/or directors of the
Manager, Distributor, and Transfer Agent. These policies are designed to ensure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect their investment programs or enable third parties to use that information in a manner that is harmful to them.

Public Disclosure:

o The Funds' and the Underlying Funds' portfolio holdings are made publicly available  no  later  than 60 days  after  the  close of each of the  Funds'  or
Underlying   Funds'  fiscal  quarters  in  semi-annual  and  annual  reports  to shareholders,  or in its  Statements  of  Investments  on Form  N-Q,  which  are publicly available at the SEC. In addition, the top 20 month-end holdings may be posted on the OppenheimerFunds' website at www.oppenheimerfunds.com  (select the
Fund's name under  "View Fund  Information  for:"  menu) with a 15-day lag.  The
Funds and Underlying Funds may release a more restrictive list of holdings (e.g.
the top five or top 10 portfolio  holding) or may release no holdings if that is in the best  interests of the Funds or  Underlying  Funds and its  shareholders.
Other  general  information  about the Funds' and  Underlying  Funds'  portfolio investments,  such as portfolio composition by asset class,  industry,  country, currency, credit rating or maturity, may also be posted.

o The Institutional Money Market Fund's portfolio holdings,  as of the most recent prior close of the New York Stock  Exchange (the  "NYSE"),  are posted on the Fund's website at  www.oppenheimerfunds.com on each business day. Therefore, the Fund's  portfolio  holdings  are made  publicly  available no later than one business  day after the  close of  trading  on the NYSE on each day on which the
NYSE is open.

         Until publicly disclosed, the Funds' and Underlying Funds' and
Institutional Money Market Fund's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the
Funds' or Underlying Funds' portfolio holdings information could attempt to use that information to trade ahead of or against the Funds or Underlying Funds, which could negatively affect the prices the Funds or Underlying Funds are able to obtain in portfolio transactions or the availability of the securities that the portfolio manager is trading on the Funds' or Underlying Funds' behalf.

The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Funds, the
Underlying Funds or Institutional Money Market Fund in other investment companies or accounts managed by the Manager or any affiliated person of the
Manager) in connection with the disclosure of the Funds', the Underlying Funds'
or Institutional Money Market Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager and its subsidiaries pursuant to agreements approved by each Board shall not be deemed to be "compensation" or "consideration" for these purposes. It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Funds, the Underlying Funds or Institutional Money Market Fund.

A list of the Funds' or Underlying Funds' top 20 portfolio securities holdings
(based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below)
no sooner than 15 days after month-end.

Except under special limited circumstances discussed below, month-end lists of the Funds' or Underlying Funds' complete portfolio holdings may be disclosed no sooner than 30-days after the relevant month-end, subject to the procedures below. If the Funds' or Underlying Funds' complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o        The third-party recipient must first submit a request for release of a
         Fund's or Underlying Funds' holdings, explaining the business reason for the request;
o        Senior officers (a Senior Vice President or above) in the Manager's
         Portfolio and Legal departments must approve the completed request for release of a Fund's or Underlying Funds' holdings; and
o        The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the Funds' or
         Underlying Funds' holdings confidential and agreeing not to trade directly or indirectly based on the information.

The Funds' or Underlying Funds' complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of each
Fund's or Underlying Fund's Board, or as an employee, officer and/or director of the Manager, Distributor, or Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o        Employees of each Fund's or Underlying Fund's Manager, Distributor and
         Transfer Agent who need to have access to such information (as determined by senior officers of such entity),
o        Each Fund's or Underlying Fund's certified public accountants and independent registered public accounting firm,
o Members of each Fund's or Underlying Fund's Board and the Board's legal counsel, o The Funds' or an Underlying Fund's custodian bank, o A proxy voting service designated by a Fund or Underlying Fund and its Board, o Rating/ranking organizations (such as Lipper and Morningstar), o Portfolio pricing services retained by the Manager to provide portfolio security prices, and o Dealers, to obtain bids (price quotations, if securities are not priced by a Fund's or
Underlying Fund's regular pricing services).

Portfolio holdings information of the Funds or Underlying Funds may be provided, under limited circumstances, to brokers and/or dealers with whom the Funds or
Underlying Funds trade and/or entities that provide investment coverage and/or analytical information regarding the Funds' or Underlying Funds' portfolios, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity. Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the Funds or Underlying Funds, with at least a
15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1- 2 day lag to facilitate the provision of requested investment information to the Manager to facilitate a particular trade or the portfolio manager's investment process for the Funds or Underlying Funds.
Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the Manager in connection with portfolio trading, and (2) by the members of the Manager's Security Valuation
Group and Accounting Departments in connection with portfolio pricing or other portfolio evaluation purposes:

o        Brokers and dealers in connection with portfolio transactions (purchases and sales),
o        Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Funds or Underlying Funds are not priced by a
         Fund's or Underlying Fund's regular pricing services),
o        Dealers to obtain price quotations where the Funds or Underlying Funds are not identified as the owner.

Portfolio holdings information (which may include information on a Funds' or
Underlying Funds' entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the Manager, Distributor, or Transfer Agent, in the following circumstances:

o        Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Funds or Underlying
         Funds may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,
o        Response to regulatory requests for information (the SEC, NASD, state securities regulators, and/or foreign securities authorities, including without limitation requests for information in inspections or for position reporting purposes),
o        To potential sub-advisers of portfolios (pursuant to confidentiality agreements),
o        To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),
o        Investment bankers in connection with merger discussions (pursuant to confidentiality agreements).

Portfolio managers and analysts may, subject to the Manager's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of the Funds' or Underlying Funds' shares or their financial intermediary representatives.

The Funds' or Underlying Funds' shareholders may, under unusual circumstances
(such as a lack of liquidity in the Funds' or Underlying Funds' portfolio to meet redemptions), receive redemption proceeds of their Fund or Underlying Fund shares paid as pro rata shares of securities held in the applicable Fund's or
Underlying Fund's portfolio. In such circumstances, disclosure of the Funds' or
Underlying Funds' portfolio holdings may be made to such shareholders.

Any permitted release of otherwise non-public portfolio holdings information must be in accordance with the Funds' and Underlying Funds' then-current policy on approved methods for communicating confidential information, including but not limited to the Funds' and Underlying Funds' policy as to use of secure
e-mail technology.

The Chief Compliance Officer (the "CCO") of the Funds, the Underlying Funds, the
Manager, the Distributor, and the Transfer Agent shall oversee compliance by the
Manager, Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to each Fund's and
Underlying Fund's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the Funds or Underlying Funds has been made during the preceding year pursuant to these policies. The CCO shall report to each Fund's and Underlying Fund's Board any material violation of these policies and procedures during the previous calendar quarter and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

The Manager and/or the Funds and the Underlying Funds have entered into ongoing arrangements to make available information about the Funds' or Underlying Funds'
portfolio holdings. One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

ABG Securities                            Fixed Income Securities              Nomura Securities
ABN AMRO                                  Fortis Securities                    Oppenheimer & Co.
AG Edwards                                Fox-Pitt, Kelton                     Oscar Gruss
Allen & Co                                Friedman, Billing, Ramsey            OTA
American Technology Research              Gabelli                              Pacific Crest Securities
Auerbach Grayson                          Garp Research                        Piper Jaffray Inc.
Avondale                                  Gartner                              Portales Partners
Banc of America Securities                George K Baum & Co.                  Punk Ziegel & Co
Barra                                     Goldman Sachs                        Raymond James
BB&T                                      Howard Weil                          RBC
Bear Stearns                              HSBC                                 Reuters
Belle Haven                               ISI Group                            RiskMetrics/ISS
Bloomberg                                 ITG                                  Robert W. Baird
BMO Capital Markets                       Janco                                Roosevelt & Cross
BNP Paribas                               Janney Montgomery                    Russell
Brean Murray                              Jefferies                            Sandler O'Neil
Brown Brothers                            JMP Securities                       Sanford C. Bernstein
Buckingham Research Group                 JNK Securities                       Scotia Capital Markets
Canaccord Adams                           Johnson Rice & Co                    Sidoti
Caris & Co.                               JP Morgan Securities                 Simmons
CIBC World Markets                        Kaufman Brothers                     Sander Morris Harris
Citigroup Global Markets                  Keefe, Bruyette & Woods              Societe Generale
CJS Securities                            Keijser Securities                   Soleil Securities Group
Cleveland Research                        Kempen & Co. USA Inc.                Standard & Poors
Cogent                                    Kepler Equities/Julius Baer Sec      Stanford Group
Collins Stewart                           KeyBanc Capital Markets              State Street Bank
Cowen & Company                           Lazard Freres & Co                   Stephens, Inc.
Craig-Hallum Capital Group LLC            Leerink Swan                         Stifel Nicolaus
Credit Agricole Cheuvreux N.A. Inc.       Lehman Brothers                      Stone & Youngberg
Credit Suisse                             Loop Capital Markets                 Strategas Research
Data Communique                           Louise Yamada Tech Research          Sungard
Daiwa Securities                          MainFirst Bank AG                    Suntrust Robinson Humphrey
Davy                                      Makinson Cowell US Ltd               SWS Group
Deutsche Bank Securities                  McAdmas Wright                       Think Equity Partners
Dougherty Markets                         Merrill Lynch                        Thomas Weisel Partners
Dowling                                   Miller Tabak                         Thomson Financial
Empirical Research                        Mizuho Securities                    UBS
Enskilda Securities                       Moodys Research                      Virtusa Corporation
Exane BNP Paribas                         Morgan Stanley                       Wachovia Securities
Factset                                   Natexis Bleichroeder                 Wedbush
Fidelity Capital Markets                  Ned Davis Research Group             Weeden
First Albany                              Needham & Co                         William Blair

         How the Funds Are Managed

         Organization and History. The Funds are open-end, diversified management investment companies with an unlimited number of authorized shares of beneficial interest. The Funds were organized as Massachusetts business trusts on August 7, 2008.

         |X| Classes of Shares. The Trustees are authorized, without shareholder approval, to create new series and classes of shares, to reclassify unissued shares into additional series or classes and to divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund. Shares do not have cumulative voting rights, preemptive rights or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

         Each Fund currently has four classes of shares: Class A, Class C, Class
N and Class Y. All classes invest in the same investment portfolio. Each class of shares:

o        has its own dividends and distributions,
o        pays certain expenses which may be different for the different classes,
o        will generally have a different net asset value,
o        will generally have separate voting rights on matters in which interests of one class are different from interests of another class, and
o        votes as a class on matters that affect that class alone.

         Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally, on matters submitted to the vote of shareholders. Each share of a Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

         |X| Meetings of Shareholders. As Massachusetts business trusts, each
Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders, but may hold shareholder meetings from time to time on important matters or when required to do so by the Investment Company Act or other applicable law. Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Funds, to remove a
Trustee or to take other action described in the Funds' Declarations of Trust.

         The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the applicable Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of such Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

         |X| Shareholder and Trustee Liability. Each Fund's Declaration of Trust
contains an express disclaimer of shareholder or Trustee liability for the
Funds' obligations. It also provides for indemnification and reimbursement of expenses out of the Funds' property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, the
Funds shall assume the defense of any claim made against a shareholder for any act or obligation of the Funds and shall satisfy any judgment on that claim.
Massachusetts law permits a shareholder of a business trust (such as the Funds)
to be held personally liable as a "partner" under certain circumstances.
However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of a Fund is limited to the relatively remote circumstance in which such Fund would be unable to meet its obligations.

         Each Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Funds) agrees under its
Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund.
Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. Each Fund is governed by a Board of
Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Funds' activities, review its performance, and review the actions of the Manager.

         The Board of Trustees has an Audit Committee, a Review Committee and a
Governance Committee. Each committee is comprised solely of Trustees who are not
"interested persons" under the Investment Company Act (the "Independent
Trustees"). The members of the Audit Committee are George C. Bowen (Chairman),
Edward L. Cameron, Robert J. Malone and F. William Marshall, Jr. The Audit
Committee furnishes the Board with recommendations regarding the selection of the Fund's independent registered public accounting firm (also referred to as the "independent Auditors"). Other main functions of the Audit Committee, outlined in the Audit Committee Charter, include, but are not limited to: (i)
reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Funds' independent Auditors regarding the Funds' internal accounting procedures and controls; (iii) reviewing reports from the Manager's Internal Audit Department; (iv) reviewing certain reports from and meet periodically with the Funds' Chief Compliance Officer; (v)
maintaining a separate line of communication between the Funds' independent
Auditors and the Independent Trustees; (vi) reviewing the independence of the
Funds' independent Auditors; and (vii) pre-approving the provision of any audit or non-audit services by the Funds' independent Auditors, including tax services, that are not prohibited by the Sarbanes-Oxley Act, to the Funds, the
Manager and certain affiliates of the Manager.

         The Review Committee is comprised solely of Independent Trustees. The members of the Review Committee are Sam Freedman (Chairman), Jon S. Fossel,
Richard F. Grabish and Beverly L. Hamilton. Among other duties, as set forth in the Review Committee's Charter, the Review Committee reports and makes recommendations to the Board concerning the fees paid to the Funds' transfer agent and the Manager and the services provided to the Funds by the transfer agent and the Manager. The Review Committee also reviews the adequacy of the
Funds' Codes of Ethics, the Funds' investment performance as well as the policies and procedures adopted by the Funds to comply with the Investment
Company Act and other applicable law.

         The Governance Committee is comprised solely of Independent Trustees.
The members of the Governance Committee are Robert J. Malone (Chairman), William
Armstrong, Edward L. Cameron, Beverly L. Hamilton and F. William Marshall, Jr.
The Governance Committee has adopted a charter setting forth its duties and responsibilities. Among other duties, the Governance Committee reviews and oversees the Funds' governance guidelines, the adequacy of the Fund's Code of
Ethics and the nomination of Trustees, including Independent Trustees. The
Governance Committee has adopted a process for shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance
Committee's consideration by mailing such information to the Governance
Committee in care of the Funds. The Governance Committee may consider such persons at such time as it meets to consider possible nominees. The Governance
Committee, however, reserves sole discretion to determine which candidates for
Trustees and Independent Trustees it will recommend to the Board and/or shareholders and it may identify candidates other than those submitted by
Shareholders. The Governance Committee may, but need not, consider the advice and recommendation of the Manager and/or its affiliates in selecting nominees.
The full Board elects new Trustees except for those instances when a shareholder vote is required.

         Shareholders who desire to communicate with the Board should address correspondence to the Board or an individual Board member and may submit their correspondence electronically at www.oppenheimerfunds.com under the caption
"contact us" or by mail to the Funds at the address below.

Trustees and Officers of the Funds. Except for Messrs. Murphy, each of the
Trustees is an Independent Trustee. All of the Trustees are also trustees or directors of the following Oppenheimer/Centennial funds (referred to as "Board
II Funds") except for Mr. Grabish, who serves as Trustee for only the following funds: Centennial California Tax Exempt Trust, Centennial Government Trust,
Centennial Money Market Trust, Centennial New York Tax Exempt Trust, Centennial
Tax Exempt Trust, Oppenheimer Core Bond Fund, Oppenheimer Limited-Term
Government Fund, Panorama Series Fund, Inc., Oppenheimer Principal Protected
Trust, Oppenheimer Principal Protected Trust II, Oppenheimer Principal Protected
Trust III, Oppenheimer Senior Floating Rate Fund, Oppenheimer Portfolio Series
Fixed Income Active Allocation Fund, Oppenheimer Master Event-Linked Bond Fund,
LLC and Oppenheimer Master Loan Fund, LLC:

Oppenheimer Capital Income Fund                                    Oppenheimer Principal Protected Trust
Oppenheimer Cash Reserves                                          Oppenheimer Principal Protected Trust II
Oppenheimer Champion Income Fund                                   Oppenheimer Principal Protected Trust III
Oppenheimer Commodity Strategy Total Return Fund                   Oppenheimer Senior Floating Rate Fund
Oppenheimer Equity Fund, Inc.                                      Oppenheimer Strategic Income Fund
Oppenheimer Integrity Funds                                        Oppenheimer Variable Account Funds
Oppenheimer International Bond Fund                                Panorama Series Fund, Inc.
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Funds, Inc.
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund                             Centennial California Tax Exempt Trust
Oppenheimer Master Event-Linked Bond Fund, LLC                     Centennial Government Trust
Oppenheimer Master Loan Fund, LLC                                  Centennial Money Market Trust
Oppenheimer Municipal Fund                                         Centennial New York Tax Exempt Trust
Oppenheimer Portfolio Series Fixed Income Active
Allocation Fund                                                    Centennial Tax Exempt Trust

Present or former officers, directors, trustees and employees (and their immediate family members) of a Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of a Fund and the other Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the Distributor.
Present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager and its affiliates, its parent company and the subsidiaries of its parent company are also permitted to purchase Class Y shares of the Oppenheimer funds that offer Class Y shares.

         Messrs. Schadt, Webman, Wolfgruber, Leavy, Murphy, Petersen, Szilagyi,
Vandehey, Wixted and Zack and Mss. Bloomberg and Ives, who are officers of the
Funds, hold the same offices with one or more of the other Board II Funds. As of the date of this Statement of Additional Information, the Funds had not commenced operations and therefore none of the Trustees or officers owned shares of any of the Funds. In addition, none of the Independent Trustees (nor any of their immediate family members) owns securities of either the Manager or the
Distributor of the Board II Funds or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the
Distributor.

         Biographical Information. The Trustees and officers, their positions with the Funds, length of service in such position(s), and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each Trustee's beneficial share ownership in the Funds and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds
("Supervised Funds"). The address of each Trustee in the chart below is 6803 S.
Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

--------------------------------------------------------------------------------------------------------------------------------
                                                     Independent Trustees
--------------------------------------------------------------------------------------------------------------------------------
----------------------------- ---------------------------------------------------------------------- ---------------------------
Name, Position(s) Held with   Principal Occupation(s) During the Past 5 Years; Other                 Aggregate Dollar Range Of
the Fund, Length of           Trusteeships/Directorships Held; Number of Portfolios in the Fund      Shares Beneficially Owned
Service, Age                  Complex Currently Overseen                                                in Supervised Funds
----------------------------- ---------------------------------------------------------------------- ---------------------------
----------------------------- ---------------------------------------------------------------------- ---------------------------
                                                                                                       As of December 31, 2007
----------------------------- ---------------------------------------------------------------------- ---------------------------
----------------------------- ---------------------------------------------------------------------- ---------------------------
William L. Armstrong, President, Colorado Christian University (since 2006);
Chairman, Over $100,000 Chairman of the Board of Cherry Creek Mortgage Company
(since 1991), Chairman, Centennial Trustees since 2003, State Mortgage Company
(since 1994), Chairman, The El Paso Mortgage Trustee since 2008 Company (since
1993); Chairman, Ambassador Media Corporation (since Age: 71 1984); Chairman,
Broadway Ventures (since 1984); Director of
                              Helmerich & Payne, Inc. (oil and gas drilling/production company)
                              (since 1992), Campus Crusade for Christ (non-profit) (since 1991);
                              Former Director, The Lynde and Harry Bradley Foundation, Inc.
                              (non-profit organization) (2002-2006); former Chairman of: Transland
                              Financial Services, Inc. (private mortgage banking company)
                              (1997-2003), Great Frontier Insurance (1995-2000), Frontier Real
                              Estate, Inc. (residential real estate brokerage) (1994-2000) and
                              Frontier Title (title insurance agency) (1995-2000); former Director of the following: UNUMProvident (insurance company) (1991-2004),
                              Storage Technology Corporation (computer equipment company)
                              (1991-2003) and International Family Entertainment (television channel) (1992-1997); U.S. Senator (January 1979-January 1991).
                              Oversees 39 portfolios in the OppenheimerFunds complex.
----------------------------- ---------------------------------------------------------------------- ---------------------------
----------------------------- ---------------------------------------------------------------------- ---------------------------
George C. Bowen,              Assistant Secretary and Director of Centennial Asset Management        Over $100,000
Trustee since 2008            Corporation (December 1991-April 1999); President, Treasurer and
Age: 72                       Director of Centennial Capital Corporation (June 1989-April 1999);
                              Chief Executive Officer and Director of
                              MultiSource Services, Inc. (March 1996-April
                              1999); Mr. Bowen held several positions with the
                              Manager and with subsidiary or affiliated
                              companies of the Manager (September 1987-April
                              1999). Oversees 39 portfolios in the
                              OppenheimerFunds complex.
----------------------------- ---------------------------------------------------------------------- ---------------------------
----------------------------- ---------------------------------------------------------------------- ---------------------------
Edward L. Cameron,            Member of The Life Guard of Mount Vernon (George Washington            Over $100,000
Trustee since 2008            historical site) (June 2000 - June 2006); Partner of
Age: 70                       PricewaterhouseCoopers LLP (accounting firm) (July 1974-June 1999);
                              Chairman of Price Waterhouse LLP Global Investment
                              Management Industry Services Group (financial
                              services firm) (July 1994-June 1998). Oversees 39
                              portfolios in the OppenheimerFunds complex.
----------------------------- ---------------------------------------------------------------------- ---------------------------
----------------------------- ---------------------------------------------------------------------- ---------------------------
Jon S. Fossel,                Director of UNUMProvident (insurance company) (since June 2002);       Over $100,000
Trustee since 2008            Director of Northwestern Energy Corp. (public utility corporation)
Age: 66                       (since November 2004); Director of P.R. Pharmaceuticals (October
                              1999-October 2003); Director of Rocky Mountain Elk Foundation
                              (non-profit organization) (February 1998-February 2003 and February
                              2005-February 2007); Chairman and Director (until October 1996) and
                              President and Chief Executive Officer (until October 1995) of the
                              Manager; President, Chief Executive Officer and Director of the
                              following: Oppenheimer Acquisition Corp. ("OAC") (parent holding company of the Manager), Shareholders Services, Inc. and Shareholder
                              Financial Services, Inc. (until October 1995). Oversees 39 portfolios in the OppenheimerFunds complex.
----------------------------- ---------------------------------------------------------------------- ---------------------------
----------------------------- ---------------------------------------------------------------------- ---------------------------
Sam Freedman,                 Director of Colorado UpLIFT (charitable organization) (since           Over $100,000
Trustee since 2008            September 1984). Mr. Freedman held several positions with the
Age: 67                       Manager and with subsidiary or affiliated companies of the Manager
                              (until October 1994). Oversees 39 portfolios in the OppenheimerFunds complex.
----------------------------- ---------------------------------------------------------------------- ---------------------------
----------------------------- ---------------------------------------------------------------------- ---------------------------
Richard F. Grabish,           Formerly Senior Vice President and Assistant Director of Sales and     None
Trustee since 2008            Marketing (March 1997-December 2007), Director (March 1987-December
Age: 60                       2007) and Manager of Private Client Services (June 1985-June 2005)
                              of A.G. Edwards & Sons, Inc. (broker/dealer and investment firm);
                              Chairman and Chief Executive Officer of A.G. Edwards Trust Company,
                              FSB (March 2001-December 2007); President and Vice Chairman of A.G.
                              Edwards Trust Company, FSB (investment adviser) (April 1987-March
                              2001); President of A.G. Edwards Trust Company, FSB (investment adviser) (June 2005-December 2007). Oversees 17 portfolios in the
                              OppenheimerFunds complex.
----------------------------- ---------------------------------------------------------------------- ---------------------------
----------------------------- ---------------------------------------------------------------------- ---------------------------
Beverly L. Hamilton,          Trustee of Monterey Institute for International Studies (educational   None
Director since 2008           organization) (since February 2000); Board Member of Middlebury
Age: 62                       College (educational organization) (since December 2005); Director of The California Endowment (philanthropic
                              organization) (since April 2002); Director
                              (February 2002-2005) and Chairman of Trustees
                              (2006-2007) of the Community Hospital of Monterey
                              Peninsula; Director (October 1991-2005) and Vice
                              Chairman (since 2006) of American Funds' Emerging
                              Markets Growth Fund, Inc. (mutual fund); President
                              of ARCO Investment Management Company (February
                              1991-April 2000); Member of the investment
                              committees of The Rockefeller Foundation
                              (2001-2006) and The University of Michigan (since
                              2000); Advisor at Credit Suisse First Boston's
                              Sprout venture capital unit (venture capital fund)
                              (1994-January 2005); Trustee of MassMutual
                              Institutional Funds (investment company)
                              (1996-June 2004); Trustee of MML Series Investment
                              Fund (investment company) (April 1989-June 2004);
                              Member of the investment committee of Hartford
                              Hospital (2000-2003); and Advisor to Unilever
                              (Holland) pension fund (2000-2003). Oversees 39
                              portfolios in the OppenheimerFunds complex
----------------------------- ---------------------------------------------------------------------- ---------------------------
----------------------------- ---------------------------------------------------------------------- ---------------------------
Robert J. Malone,             Board of Directors of Opera Colorado Foundation (non-profit            Over $100,000
Trustee since 2008            organization) (since March 2008); Director of Jones Knowledge, Inc.
Age: 64                       (since 2006); Director of Jones International University
                              (educational organization) (since August 2005);
                              Chairman, Chief Executive Officer and Director of
                              Steele Street Bank & Trust (commercial banking)
                              (since August 2003); Director of Colorado UpLIFT
                              (charitable organization) (since 1986); Trustee of
                              the Gallagher Family Foundation (non-profit
                              organization) (since 2000); Former Chairman of
                              U.S. Bank-Colorado (subsidiary of U.S. Bancorp and
                              formerly Colorado National Bank) (July 1996-April
                              1999); Director of Commercial Assets, Inc. (real
                              estate investment trust) (1993-2000); Director of
                              Jones Knowledge, Inc. (2001-July 2004); and
                              Director of U.S. Exploration, Inc. (oil and gas
                              exploration) (1997-February 2004). Oversees 39
                              portfolios in the OppenheimerFunds complex.
----------------------------- ---------------------------------------------------------------------- ---------------------------
----------------------------- ---------------------------------------------------------------------- ---------------------------
F. William Marshall, Jr., Trustee of MassMutual Select Funds (formerly
MassMutual Over $100,000 Trustee since 2008 Institutional Funds) (investment company) (since 1996) and MML Age: 66 Series Investment Fund (investment company) (since 1996); Trustee of
                              Worcester Polytech Institute (since 1985);
                              Chairman (since 1994) of the Investment Committee
                              of the Worcester Polytech Institute (private
                              university); President and Treasurer of the SIS
                              Funds (private charitable fund) (since January
                              1999); Chairman of SIS & Family Bank, F.S.B.
                              (formerly SIS Bank) (commercial bank) (January
                              1999-July 1999); and Executive Vice President of
                              Peoples Heritage Financial Group, Inc. (commercial
                              bank) (January 1999-July 1999). Oversees 41
                              portfolios in the OppenheimerFunds complex.*
----------------------------- ---------------------------------------------------------------------- ---------------------------
*    Includes two open-end investment companies: MassMutual Select Funds and MML
     Series Investment Fund. In accordance with the instructions for SEC Form
     N-1A, for purposes of this section only, MassMutual Select Funds and MML
     Series Investment Fund are included in the "Fund Complex." The Manager does not consider MassMutual Select Funds and MML Series Investment Fund to be
     part of the OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.

         Mr. Murphy is an "Interested Trustee" because he is affiliated with the
Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. The address of Mr. Murphy is Two
World Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008. Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal. He serves as an officer for an indefinite term, which would end: (a) upon the request of the Board, (b) if he is no longer an officer of the Manager., (c) if a material change in his duties occurs that are inconsistent with a position as officer the Fund, or (d) upon his resignation, retirement, or death. Mr. Murphy was elected as a Trustee of the Funds with the understanding that in the event he ceases to be the chief executive officer of the Manager, he will resign as a Trustee of the Funds and the other Board II Funds (defined below) for which he is a director or trustee.

--------------------------------------------------------------------------------------------------------------------------------
                                                Interested Trustee and Officer
--------------------------------------------------------------------------------------------------------------------------------
----------------------------- ---------------------------------------------------------------------- ---------------------------
Name, Position(s) Held with   Principal Occupation(s) During the Past 5 Years; Other                 Aggregate Dollar Range Of
the Funds, Length of          Trusteeships/Directorships Held; Number of Portfolios in the Fund      Shares Beneficially Owned
Service, Age                  Complex Currently Overseen                                                in Supervised Funds
----------------------------- ---------------------------------------------------------------------- ---------------------------
----------------------------- ---------------------------------------------------------------------- ---------------------------
                                                                                                       As of December 31, 2007
----------------------------- ---------------------------------------------------------------------- ---------------------------
----------------------------- ---------------------------------------------------------------------- ---------------------------
John V. Murphy,               Chairman, Chief Executive Officer and Director of the Manager (since   Over $100,000
Trustee since 2008 and        June 2001); President of the Manager (September 2000-March 2007);
President and Principal       President and director or trustee of other Oppenheimer funds;
Executive Officer since 2008  President and Director of Oppenheimer Acquisition Corp. ("OAC") (the
Age: 59                       Manager's parent holding company) and of Oppenheimer Partnership
                              Holdings, Inc. (holding company subsidiary of the
                              Manager) (since July 2001); Director of
                              OppenheimerFunds Distributor, Inc. (subsidiary of
                              the Manager) (November 2001-December 2006);
                              Chairman and Director of Shareholder Services,
                              Inc. and of Shareholder Financial Services, Inc.
                              (transfer agent subsidiaries of the Manager)
                              (since July 2001); President and Director of
                              OppenheimerFunds Legacy Program (charitable trust
                              program established by the Manager) (since July
                              2001); Director of the following investment
                              advisory subsidiaries of the Manager: OFI
                              Institutional Asset Management, Inc., Centennial
                              Asset Management Corporation, Trinity Investment
                              Management Corporation and Tremont Capital
                              Management, Inc. (since November 2001),
                              HarbourView Asset Management Corporation and OFI
                              Private Investments, Inc. (since July 2001);
                              President (since November 2001) and Director
                              (since July 2001) of Oppenheimer Real Asset
                              Management, Inc.; Executive Vice President of
                              Massachusetts Mutual Life Insurance Company (OAC's
                              parent company) (since February 1997); Director of
                              DLB Acquisition Corporation (holding company
                              parent of Babson Capital Management LLC) (since
                              June 1995); Chairman (since October 2007) and
                              Member of the Investment Company Institute's Board
                              of Governors (since October 2003).Oversees 103
                              portfolios in the OppenheimerFunds complex..
----------------------------- ---------------------------------------------------------------------- ---------------------------

     The  addresses  of the  officers  in the chart  below are as  follows:  for
Messrs. Schadt, Webman, Wolfgruber,  Leavy and Zack and Ms. Bloomberg, Two World
Financial Center, 225 Liberty Street, New York, New York 10281-1008, for Messrs.
Petersen,  Szilagyi,  Vandehey  and Wixted and Ms.  Ives,  6803 S.  Tucson  Way,
Centennial,  Colorado  80112-3924.  Each officer serves for an indefinite  term, which  would end:  (a) upon the  request  of the  Board,  (b) if he or she is no longer an officer of the Manager., (c) if a material change in his or her duties occurs that are  inconsistent  with a position as officer the Fund,  or (d) upon his or her resignation, retirement, or death.

----------------------------------------------------------------------------------------------------------------------------
                                                Other Officers of the Funds
----------------------------------------------------------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------------
Name, Position(s) Held with the Funds,     Principal Occupation(s) During Past 5 Years
Length of Service, Age
------------------------------------------ ---------------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------------
Rudi Schadt                                Vice President, Director of Equity Analytics and Risk in Product Design and
Vice President and Portfolio Manager       Risk Management of the Manager (since February 2002) and a member of the
since 2008                                 Manager's Asset Allocation Committee (since April 2005). Director and Senior
Age: 50                                    Quantitative Analyst at UBS Asset Management (2000-2001). A portfolio manager and officer of 14 portfolios in the OppenheimerFunds complex
------------------------------------------ ---------------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------------
Jerry Webman Chief Economist of the Manager (since 2006); Senior Vice President of the Vice President and Portfolio Manager Manager (since February 1996) and
Senior Investment Officer and Director of the since 2008 Manager's Fixed Income
Investments (since 1997); Senior Vice President of Age: 58 HarbourView Asset
Management Corporation (since May 1999) and a member of the
                                           Manager's Asset Allocation Committee
                                           (since April 2005). A portfolio
                                           manager and officer of 11 portfolios
                                           in the OppenheimerFunds complex
------------------------------------------ ---------------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------------
Kurt Wolfgruber                            President of the Manager (since March 2007) and Chief Investment Officer and
Vice President and Portfolio Manager       Director of the Manager (since July 2003); Executive Vice President of the
since 2008                                 Manager (March 2003-March 2007); Director of HarbourView Asset Management
Age: 57                                    Corporation and of OFI Institutional Asset Management, Inc. (since June 2003)
                                           and of Tremont Capital Management, Inc. (since October 2001) and a member of the Manager's Asset Allocation Committee (since April 2005). A portfolio manager and officer of 11 portfolios in the OppenheimerFunds complex
------------------------------------------ ---------------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------------
Christopher Leavy                          Director of Equities of the Manager (since January 2007); Senior Vice President
Vice President and Portfolio Manager       of the Manager (since September 2000) and a member of the Manager's Asset
since 2008                                 Allocation Committee (since November 2007). Portfolio manager of Morgan Stanley
Age: 37                                    Dean Witter Investment Management (1997-September 2000). A portfolio manager and officer of 15 portfolios in the OppenheimerFunds complex.
------------------------------------------ ---------------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------------
Mark S. Vandehey,                          Senior Vice President and Chief Compliance Officer of the Manager (since March
Vice President and Chief Compliance        2004); Chief Compliance Officer of OppenheimerFunds Distributor, Inc.,
Officer since 2008                         Centennial Asset Management and Shareholder Services, Inc. (since March 2004);
Age: 58                                    Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset
                                           Management Corporation and Shareholder Services, Inc. (since June 1983); Former
                                           Vice President and Director of Internal Audit of the Manager (1997-February
                                           2004). An officer of 105 portfolios in the OppenheimerFunds complex.
------------------------------------------ ---------------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------------
Brian W. Wixted,                           Senior Vice President and Treasurer of the Manager (since March 1999);
Treasurer and Principal Financial &        Treasurer of the following: HarbourView Asset Management Corporation,
Accounting Officer since 2008              Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer
Age: 49                                    Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc. (since
                                           March 1999), OFI Private Investments,
                                           Inc. (since March 2000),
                                           OppenheimerFunds International Ltd.
                                           and OppenheimerFunds plc (since May
                                           2000), OFI Institutional Asset
                                           Management, Inc. (since November
                                           2000), and OppenheimerFunds Legacy
                                           Program (charitable trust program
                                           established by the Manager) (since
                                           June 2003); Treasurer and Chief
                                           Financial Officer of OFI Trust
                                           Company (trust company subsidiary of
                                           the Manager) (since May 2000);
                                           Assistant Treasurer of the following:
                                           OAC (since March 1999), Centennial
                                           Asset Management Corporation (March
                                           1999-October 2003) and
                                           OppenheimerFunds Legacy Program
                                           (April 2000-June 2003). An officer of
                                           105 portfolios in the
                                           OppenheimerFunds complex.
------------------------------------------ ---------------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------------
Brian Petersen,                            Vice President of the Manager (since February 2007); Assistant Vice President
Assistant Treasurer since 2008             of the Manager (August 2002-February 2007); Manager/Financial Product
Age: 38                                    Accounting of the Manager (November 1998-July 2002). An officer of 105 portfolios in the OppenheimerFunds complex
------------------------------------------ ---------------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------------
Brian C. Szilagyi,                         Assistant Vice President of the Manager (since July 2004); Director of
Assistant Treasurer since 2008             Financial Reporting and Compliance of First Data Corporation (April 2003-July
Age: 38                                    2004); Manager of Compliance of Berger Financial Group LLC (May 2001-March
                                           2003). An officer of 105 portfolios
in the OppenheimerFunds complex.
------------------------------------------ ---------------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------------
Robert G. Zack                             Executive Vice President (since January 2004) and General Counsel (since March
Vice President and Secretary since 2008    2002) of the Manager; General Counsel and Director of the Distributor (since
Age: 60                                    December 2001); General Counsel of Centennial Asset Management Corporation
                                           (since December 2001); Senior Vice President and General Counsel of HarbourView
                                           Asset Management Corporation (since December 2001); Secretary and General
                                           Counsel of OAC (since November 2001); Assistant Secretary (since September
                                           1997) and Director (since November 2001) of OppenheimerFunds International Ltd.
                                           and OppenheimerFunds plc; Vice President and Director of Oppenheimer
                                           Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real
                                           Asset Management, Inc. (since November 2001); Senior Vice President, General
                                           Counsel and Director of Shareholder Financial Services, Inc. and Shareholder
                                           Services, Inc. (since December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments, Inc. and OFI Trust Company (since
                                           November 2001); Vice President of OppenheimerFunds Legacy Program (since June
                                           2003); Senior Vice President and General Counsel of OFI Institutional Asset
                                           Management, Inc. (since November 2001); Director of OppenheimerFunds (Asia)
                                           Limited (since December 2003); Senior Vice President (May 1985-December 2003).
                                           An officer of 105 portfolios in the OppenheimerFunds complex.
------------------------------------------ ---------------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------------
Kathleen T. Ives                           Vice President (since June 1998), Deputy General Counsel (since May 2008) and
Assistant Secretary since 2008             Assistant Secretary (since October 2003) of the Manager; Vice President (since
Age: 42                                    1999) and Assistant Secretary (since October 2003) of the Distributor;
                                           Assistant Secretary of Centennial
                                           Asset Management Corporation (since
                                           October 2003); Vice President and
                                           Assistant Secretary of Shareholder
                                           Services, Inc. (since 1999);
                                           Assistant Secretary of
                                           OppenheimerFunds Legacy Program and
                                           Shareholder Financial Services, Inc.
                                           (since December 2001); Senior Counsel
                                           of the Manager (October 2003-May
                                           2008). An officer of 105 portfolios
                                           in the OppenheimerFunds complex.
------------------------------------------ ---------------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------------
Lisa I. Bloomberg,                         Vice President (since 2004) and Deputy General Counsel (since May 2008); of the
Assistant Secretary since 2008             Manager; Associate Counsel of the Manager (May 2004-May 2008); First Vice
Age: 40                                    President (April 2001-April 2004), Associate General Counsel (December
                                           2000-April 2004) of UBS Financial Services, Inc. An officer of 105 portfolios in the OppenheimerFunds complex.
------------------------------------------ ---------------------------------------------------------------------------------

         Remuneration of the Officers and Trustees. The officers and the interested Trustee of the Funds, who are affiliated with the Manager, receive no salary or fee from the Funds. It is estimated that each Independent Trustee of the Funds will receive the Aggregate Compensation from the Funds shown below for serving as a Trustee and member of a committee (if applicable), with respect to each Fund's first fiscal year. The total compensation from the Funds and fund complex represents compensation received for serving as a Trustee and member of a committee (if applicable) of the Boards of the Funds and other funds in the
OppenheimerFunds complex during the calendar year ended December 31, 2007.

------------------------------------------------ ------------------------------------ ---------------------------------
Name of Trustee and Other Fund Position(s) (as    Estimated Aggregate Compensation      Total Compensation From the
                                                                                         Funds and Fund Complex(2)
                                                    From the Funds(1) Fiscal year                Year ended
applicable)                                            ended October 31, 2009                December 31, 2007
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
William L. Armstrong                                            $511                              $228,062
Chairman of the Board and
Governance Committee Member
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
George C. Bowen                                                 $409                              $158,000
Audit Committee Chairman
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Edward L. Cameron
Audit Committee Member and Governance                           $341                              $189,600
Committee Member
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Jon S. Fossel                                                   $341                              $161,423
Review Committee Member
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Sam Freedman                                                    $341                              $178,277
Review Committee Chairman
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Richard Grabish(3)                                              $392                              $14,732
Review Committee Member
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Beverly Hamilton                                               $341(4)                            $158,000
Review Committee Member and
Governance Committee Member
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Robert J. Malone                                               $392(5)                            $181,700
Governance Committee Chairman and
Audit Committee Member
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
F. William Marshall, Jr.
Audit Committee Member and Governance                           $341                           $239,664((4))
Committee Member
------------------------------------------------ ------------------------------------ ---------------------------------
1. "Aggregate Compensation From the Fund" includes fees and deferred compensation, if any.
2. In accordance with SEC regulations, for purposes of this section only,
   "Fund Complex" includes the Oppenheimer funds, the MassMutual Institutional
   Funds, the MassMutual Select Funds and the MML Series Investment Fund, the
   investment adviser for which is the indirect parent company of the Fund's
   Manager. The Manager also serves as the Sub-Adviser to the following:
   MassMutual Premier International Equity Fund, MassMutual Premier Main Street
   Fund, MassMutual Premier Strategic Income Fund, MassMutual Premier Capital
   Appreciation Fund, and MassMutual Premier Global Fund. The Manager does not consider MassMutual Institutional Funds, MassMutual Select Funds and MML
   Series Investment Fund to be part of the OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.
3.   Mr. Grabish serves as Trustee for only the following funds: Centennial
     California Tax Exempt Trust, Centennial Government Trust, Centennial Money
     Market Trust, Centennial New York Tax Exempt Trust, Centennial Tax Exempt
     Trust, Oppenheimer Core Bond Fund, Oppenheimer Limited Term Government
     Fund, Panorama Series Fund, Inc., Oppenheimer Principal Protected Trust,
     Oppenheimer Principal Protected Trust II, Oppenheimer Principal Protected
     Trust III, Oppenheimer Senior Floating Rate Fund, Oppenheimer Portfolio
     Series Fixed Income Active Allocation Fund and Oppenheimer Master Loan
     Fund, LLC.
4.   Includes $341 deferred by Ms. Hamilton under the "Compensation Deferral
     Plan" described below.
5.   Includes $81,664 compensation paid to Mr. Marshall for serving as a Trustee for MassMutual Select Funds and MML Series Investment Fund.

|X| Compensation Deferral Plan For Trustees. The Board of Trustees has adopted a
Compensation Deferral Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Funds. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the amount of compensation deferred and the performance of the selected funds.

         Deferral of Trustees' fees under the plan will not materially affect the Funds' assets, liabilities or net income per share. The plan will not obligate the Funds to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, the Funds may invest in the funds selected by the Trustees under the plan without shareholder approval for the limited purpose of determining the value of the Trustees' deferred compensation account.

Major  Shareholders.  As of  the  date  of  this  Statement  of  Additional
Information,  the Funds had not commenced operations and OppenheimerFunds,  Inc.
was the only shareholder of record of the Funds due to its initial investment of the "seed money" required for the Funds to commence operations.

The Manager. The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company  controlled by Massachusetts  Mutual Life Insurance Company, a
global, diversified insurance and financial services organization.

         |X| Code of Ethics. The Funds, the Manager and the Distributor have a
Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Funds' portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Funds and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code of Ethics to invest in securities, including securities that may be purchased or held by the Funds, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

         The Code of Ethics is an exhibit to each Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public Reference
Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at 1.202.551.8090. The Code of
Ethics can also be viewed as part of each Fund's registration statement on the
SEC's EDGAR database at the SEC's Internet website at www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following
E-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference
Section, Washington, D.C. 20549-0102.

         |X| Portfolio Proxy Voting. Each Fund is structured as a fund of funds and, as such, will invest assets in certain of the Underlying Funds.
Accordingly, each Fund, in its capacity as a shareholder in the Underlying
Funds, may be requested to vote on a matter pertaining to those Underlying
Funds. With respect to any such matter, each Fund will vote its shares in the
Underlying Funds in the same proportion as the vote of all other shareholders in that Underlying Fund.

         Each Underlying Fund has adopted Proxy Voting Policies and Procedures under which the Underlying Fund votes proxies relating to securities ("portfolio proxies") held by the Underlying Fund. Each Underlying Fund's primary consideration in voting portfolio proxies is the financial interests of the
Underlying Fund and its shareholders. The Underlying Funds will retain an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Underlying Funds' Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The Portfolio Proxy Voting Policies and Procedures
Proxy Voting include provisions to address conflicts of interest that may arise between the Underlying Funds and the Manager or the Manager's affiliates or business relationships. Such a conflict of interest may arise for example, where the Manager or an affiliate of the Manager manages or administers the assets of a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity. The Manager and its affiliates generally seek to avoid such conflicts by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions. Additionally, the Manager employs the following two procedures: (1)
if the proposal that gives rise to the conflict is specifically addressed in the
Proxy Voting Guidelines, the Manager will vote the portfolio proxy in accordance with the Proxy Voting Guidelines provided that they do not provide discretion to the Manager on how to vote, on the matter; and (2) if such proposal is not specifically addressed in the Proxy Voting Guidelines or the Proxy Voting
Guidelines provide discretion to the Manager on how to vote, the guidelines on the proposal provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent. If neither of the previous two procedures provides an appropriate voting recommendation, the
Manager may retain an independent fiduciary to advise the Manager on how to vote the proposal or may abstain from voting. The Proxy Voting Guidelines' provisions with respect to certain routine and non-routine proxy proposals are summarized below.

o        Each Underlying Fund votes with the recommendation of the issuer's management on routine matters, including election of directors nominated by management and ratification of auditors, unless circumstances indicate otherwise.
o        Each Underlying Fund evaluates nominees for director nominated by management on a case-by-case basis, examining the following factors, among others: Composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance and the nominee's investment in the company.
o        In general, each Underlying Fund opposes anti-takeover proposals and supports elimination, or the ability of shareholders to vote on the preservation or elimination, of anti-takeover proposals, absent unusual circumstances.
o        Each Underlying Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.
o        Each Underlying Fund opposes proposals to classify the board of directors.
o        Each Underlying Fund supports proposals to eliminate cumulative voting.
o        Each Underlying Fund opposes re-pricing of stock options without shareholder approval.
o        Each Underlying Fund generally considers executive compensation questions such as stock option plans and bonus plans to be ordinary business activity. Each Underlying Fund analyzes stock option plans, paying particular attention to their dilutive effect. While each
         Underlying Fund generally supports management proposals, it opposes plans it considers to be excessive.

         The Funds, and each Underlying Fund, is required to file Form N-PX, with each complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. Each Fund's Form N-PX filing is available
(i) without charge, upon request, by calling the Funds' toll-free at
1.800.525.7048; and (ii) on the SEC's website at www.sec.gov.

         |X| The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Funds under investment advisory agreements between the Manager and the Funds. The Manager selects securities for the Funds' portfolios and handles their day-to-day business. The portfolio managers of the Funds are employed by the Manager and are the persons who are principally responsible for the day-to-day management of the Funds' portfolios.
Other members of the Manager's investment teams provide the portfolio managers with counsel and support in managing the Funds' portfolios.

         The agreements require the Manager, at its expense, to provide the
Funds with adequate office space, facilities and equipment. It also requires the
Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Funds.
Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Funds.

         The Funds pay expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreement lists examples of expenses paid by the Funds. The major categories relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. Under the investment advisory agreements, the Manager will not charge a management fee to the Funds; however the Manager will collect indirect management fees through the investments in the Underlying Funds.

         The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Funds sustain in connection with matters to which the agreement relates.

         The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

Portfolio Managers. The Funds are managed by a team of investment professionals that includes Rudi W. Schadt, Jerry A. Webman, Kurt Wolfgruber, and Christopher
Leavy (each is referred to as a "Portfolio Manager" and collectively they are referred to as the "Portfolio Managers") who are responsible for the day-to-day management of the Funds' investments..

         |X| Other Accounts Managed. In addition to managing the Funds'
investments, members of the portfolio management team also manage other investment portfolios and other accounts, on behalf of the Manager or its affiliates. The following table provides information regarding those portfolios and accounts as of October 20, 2008. No portfolio or account has an advisory fee based on performance:

--------------------------------------------------------------------------------------------------------------------
Portfolio Manager                      Total Assets in                 Total Assets in               Total Assets
                         Registered      Registered      Other Pooled    Other Pooled
                         Investment      Investment       Investment      Investment       Other       in Other
                          Companies       Companies        Vehicles        Vehicles      Accounts      Accounts
                           Managed       Managed(1)        Managed        Managed(1)    Managed(2)  Managed(1,)(2)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Christopher Leavy            15            $10,720            4              $606            3            $3
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Rudi Schadt                  14            $3,940             0               $0             0            $0
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Jerry Webman                 11            $3,671             0               $0             0            $0
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Kurt Wolfgruber              11            $3,671             0               $0             0            $0
--------------------------------------------------------------------------------------------------------------------
1.  In millions
2.  Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

         As indicated above, each of the Portfolio Managers also manage other funds. Potentially, at times, those responsibilities could conflict with the interests of the Funds. That may occur whether the investment strategies of the other funds are the same as, or different from, the Funds' investment objectives and strategies. For example, the Portfolio Manager may need to allocate investment opportunities between a Fund and another fund having similar objectives or strategies, or he may need to execute transactions for another fund that could have a negative impact on the value of securities held by a
Fund. Not all funds and accounts advised by the Manager have the same management fee. If the management fee structure of another fund is more advantageous to the
Manager than the fee structure of the Funds, the Manager could have an incentive to favor the other funds. However, the Manager's compliance procedures and Code of Ethics recognize the Manager's fiduciary obligations to treat all of its clients, including the Funds, fairly and equitably, and are designed to preclude the Portfolio Managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different times, the Portfolio Managers may manage other funds or accounts with investment objectives and strategies that are similar to those of a fund, or may manage funds or accounts with investment objectives and strategies that are different from those of the Funds.

         |X| Compensation of the Portfolio Managers. The Portfolio Managers are
employed and compensated by the Manager, not the Funds. Under the Manager's
compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the
Funds and accounts they manage, rather than on the financial success of the
Manager. This is intended to align the portfolio managers' and analysts'
interests with the success of the Funds and accounts and their investors. The
Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of October 20, 2008, each
Portfolio Manager's compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager's holding company parent. Senior portfolio managers may also be eligible to participate in the Manager's deferred compensation plan. Portfolio Managers who are responsible for duties as senior executives of the Manager may also receive compensation for the performance of their duties in that separate capacity.

         The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions. The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, which may include a Fund's pre-tax performance for periods of up to five years, measured against an appropriate Lipper benchmark selected by management. The Portfolio Managers do not receive additional compensation with respect to the performance of the
Funds. They are compensated based on the performance of the Underlying Funds.
Other factors considered include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The compensation structure is intended to be internally equitable and serve to reduce potential conflicts of interest between a Fund and other funds managed by the Portfolio Managers. The compensation structure of certain other portfolios managed by the Portfolio Managers may be different from the compensation structure of the Underlying Funds, described above. The Portfolio Manager's compensation with regard to those portfolios may, under certain circumstances, include an amount based on the amount of the management fee.

         |X| Ownership of Funds Shares. As of the date of this Statement of
Additional Information, the Funds have not commenced operations. Accordingly, none of the Portfolio Managers beneficially owned any shares of the Funds.

         Brokerage Policies of the Funds

Most of the portfolio transactions of the Funds will be the purchase or sale of securities of the Underlying Funds, which do not involve any commissions or other transaction fees. If a Fund invests in other securities, the Manager will follow the brokerage practices of the Underlying Funds described below.

Brokerage Provisions of the Investment Advisory Agreements. One of the duties of the Manager under the investment advisory agreement of each Underlying Fund is to arrange the portfolio transactions for those funds. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the
Underlying Funds' portfolio transactions. The Manager is authorized 'to employ broker-dealers, including "affiliated brokers," as that term is defined in the
Investment Company Act, that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Funds to obtain, at reasonable expense, the "best execution" of the Funds' portfolio transactions.
"Best execution" means prompt and reliable execution at the most favorable price obtainable for the services provided. The Manager need not seek competitive commission bidding. However, the Manager is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of each Underlying Fund as established by its Board of Trustees.

         Under the Underlying Funds' investment advisory agreements, in choosing brokers to execute portfolio transactions, the Manager may select brokers (other than affiliates) that provide both brokerage and research services to the
Underlying Funds and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for each Underlying Fund subject to the provisions of the Underlying Fund's investment advisory agreement and other applicable rules and procedures described below.

         The Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers, together with the portfolio traders' judgment as to the execution capability of the broker or dealer. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

         Other accounts advised by the Manager have investment policies similar to those of an Underlying Fund. Those other accounts may purchase or sell the same securities as an Underlying Fund at the same time as an Underlying Fund, which could affect the supply and price of the securities. If two or more accounts advised by the Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account. When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

         Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund's shares by
(1) directing to that broker or dealer any of the fund's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer (these latter arrangements are considered to be a type of "step-out" transaction). In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

         However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager has adopted (and the
Underlying Funds' Boards of Trustees have approved) procedures that permit the
Underlying Funds to direct portfolio securities transactions to brokers or dealers that also promote or sell shares of the Underlying Funds, subject to the
"best execution" considerations discussed above. Those procedures are designed to prevent: (1) the Manager's personnel who effect an Underlying Fund's portfolio transactions from taking into account a broker's or dealer's promotion or sales of the Underlying Fund's shares when allocating those portfolio transactions, and (2) the Underlying Funds, the Manager and the Distributor from entering into agreements or understandings under which the Manager directs or is expected to direct an Underlying Funds' brokerage directly, or through a
"step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the Underlying Funds' shares or the shares of any of the other Oppenheimer funds.

         The Underlying Funds' investment advisory agreements permit the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful both to an Underlying Fund and to one or more of the other accounts advised by the Manager or its affiliates. Investment research may be supplied to the Manager by the broker or by a third party at the instance of a broker through which trades are placed.

         Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

         Although the Manager currently does not do so, the Board of Trustees of an Underlying Fund may permit the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the
Manager that: (i) the trade is not from or for the broker's own inventory, (ii)
the trade was executed by the broker on an agency basis at the stated
commission, and (iii) the trade is not a riskless principal transaction. The
Board of Trustees of an Underlying Fund may also permit the Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

         The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in an Underlying Fund's portfolio or are being considered for purchase. The
Manager provides information to the Underlying Funds' Boards about the commissions paid to brokers furnishing such services, together with the
Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

                  Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Funds, the
Distributor acts as the Funds' principal underwriter in the continuous public offering of the Funds' classes of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders.
The Distributor is not obligated to sell a specific number of shares.

Distribution and Service Plans. Each Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class C and Class N shares under
Rule 12b-1 of the Investment Company Act. Under those plans the Funds pay the
Distributor for all or a portion of the costs incurred in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on that plan. In accordance with Rule 12b-1 of the Investment Company
Act, the term "Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.

         Under the Plans, the Manager and the Distributor may make payments to affiliates. In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the
Manager derives from the advisory fees it receives from the Funds, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Funds' shares. These payments, some of which may be referred to as
"revenue sharing," may relate to the Funds' inclusion on a financial intermediary's preferred list of funds offered to its clients.

         Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Board of Trustees and its Independent
Trustees specifically vote annually to approve its continuance. Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a
"majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

         The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. That approval must be by a "majority" (as defined in the Investment Company Act) of the shares of each Class, voting separately by class.

         While the Plans are in effect, the Treasurer of the Funds shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

         Each plan states that while it is in effect, the selection and nomination of those Trustees of the Funds who are not "interested persons" of the Funds are committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

         Under the plans, no payment will be made to any recipient in any period in which the aggregate net asset value of all Fund shares held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees.

         |X| Class A Service Plan Fees. Under the Class A service plan, the
Distributor currently uses the fees it receives from the Funds to pay brokers, dealers and other financial institutions (they are referred to as "recipients")
for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Funds, assisting in establishing and maintaining accounts in the Funds, making the Funds' investment plans available and providing other services at the request of the Funds or the Distributor. The
Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average net assets of Class A shares. The Board has set the rate at that level. The Distributor does not receive or retain the service fee on Class
A shares in accounts for which the Distributor has been listed as the broker-dealer of record. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so, except in the case of the special arrangement described below regarding grandfathered retirement accounts. The Distributor makes payments to plan recipients periodically at an annual rate not to exceed 0.25%
of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

         The Distributor does not receive or retain the service fee on Class A shares in accounts for which the Distributor has been listed as the broker-dealer of record. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so.

         Any unreimbursed expenses the Distributor incurs with respect to Class
A shares in any fiscal year cannot be recovered in subsequent years. The
Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

         |X| Class C and Class N Distribution and Service Plan Fees. Under each plan, distribution and service fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Funds under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

         Each Plan permits the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a periodic basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class C or
Class N shares are purchased. After the first year Class C or Class N shares are outstanding, after their purchase, the Distributor makes periodic service fee payments on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class C or Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares. Class C or Class N shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer. If the investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares. In those cases, the Distributor retains the asset-based sales charge paid on Class C or
Class N shares, but does not retain any service fees as to the assets represented by that account.

         The asset-based sales charge and service fees increase Class C expenses by 1.00% and the asset-based sales charge and service fees increases Class N expenses by 0.50% of the net assets per year of the respective class.

         The Distributor retains the asset-based sales charge on Class N shares.
The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the
Distributor will pay the Class C or Class N service fee and the asset-based sales charge to the dealer periodically in lieu of paying the sales concessions and service fee in advance at the time of purchase.

         The asset-based sales charges on Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the
Distributor to compensate dealers that sell those shares. The Funds pay the asset-based sales charges to the Distributor for its services rendered in distributing Class C and Class N shares. The payments are made to the
Distributor in recognition that the Distributor:

o             pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o             may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o             employs personnel to support distribution of Class C and Class N shares,
o             bears the costs of sales literature, advertising and prospectuses
              (other than those furnished to current shareholders) and state
              "blue sky" registration fees and certain other distribution expenses,
o             may not be able to adequately compensate dealers that sell Class C and Class N shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o             receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o             may use the payments under the plan to include the Funds in various third-party distribution programs that may increase sales of Fund shares,
o             may experience increased difficulty selling the Funds' shares if payments under the plan are discontinued because most competitor
              Funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Funds, and
o             may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

         During a calendar year, the Distributor's actual expenses in selling
Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the asset-based sales charges paid to the Distributor by the Funds under the distribution and service plans. Those excess expenses are carried over on the
Distributor's books and may be recouped from asset-based sales charge payments from the Funds in future years. However, the Distributor has voluntarily agreed to cap the amount of expenses under the plans that may be carried over from year to year and recouped that relate to (i) expenses the Distributor has incurred that represent compensation and expenses of its sales personnel and (ii) other direct distribution costs it has incurred, such as sales literature, state registration fees, advertising and prospectuses used to offer Fund shares. The cap on the carry-over of those categories of expenses is set at 0.70% of annual gross sales of shares of the Funds. If those categories of expenses exceed the capped amount, the Distributor bears the excess costs. If the Class C or Class N plan were to be terminated by a Fund, the Fund's Board of Trustees may allow the
Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares prior to the termination of the plan.

         All payments under the plans are subject to the limitations imposed by the Conduct Rules of the Financial Industry Regulatory Authority (FINRA),
formerly known as the NASD, on payments of asset-based sales charges and service fees.

                  Payments to Fund Intermediaries

         Financial intermediaries may receive various forms of compensation or reimbursement from the Fund in the form of 12b-1 plan payments as described in the preceding section of this Statement of Additional Information. They may also receive payments or concessions from the Distributor, derived from sales charges paid by the clients of the financial intermediary, also as described in this
Statement of Additional Information. Additionally, the Manager and/or the
Distributor (including their affiliates) may make payments to financial intermediaries in connection with their offering and selling shares of the Fund and other Oppenheimer funds, providing marketing or promotional support, transaction processing and/or administrative services. Among the financial intermediaries that may receive these payments are brokers and dealers who sell and/or hold shares of the Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan and qualified tuition program administrators, third party administrators, and other institutions that have selling, servicing or similar arrangements with the
Manager or Distributor. The payments to intermediaries vary by the types of product sold, the features of the Funds' share class and the role played by the intermediary.

         Possible types of payments to financial intermediaries include, without limitation, those discussed below.

o             Payments made by the Fund, or by an investor buying or selling shares of the Fund may include:
o             depending on the share class that the investor selects, contingent deferred sales charges or initial front-end sales charges, all or a portion of which front-end sales charges are payable by the
              Distributor to financial intermediaries (see "About Your Account"
              in the Prospectus);
o             ongoing asset-based payments attributable to the share class selected, including fees payable under the Fund's distribution and/or service plans adopted under Rule 12b-1 under the Investment
              Company Act, which are paid from the Funds' assets and allocated to the class of shares to which the plan relates (see "About the
              Fund -- Distribution and Service Plans" above);
o             shareholder servicing payments for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other
              administrative or shareholder services, including retirement plan and 529 plan administrative services fees, which are paid from the assets of a Fund as reimbursement to the Manager or Distributor for expenses they incur on behalf of the Fund.

o       Payments made by the Manager or Distributor out of their respective resources and assets, which may include profits the Manager derives from investment advisory fees paid by the Fund. These payments are made at the discretion of the Manager and/or the Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the Fund listed above.

o             These types of payments may reflect compensation for marketing support, support provided in offering the Funds or other
              Oppenheimer funds through certain trading platforms and programs, transaction processing or other services;
o             The Manager and Distributor each may also pay other compensation to the extent the payment is not prohibited by law or by any self-regulatory agency, such as FINRA. Payments are made based on the guidelines established by the Manager and Distributor, subject to applicable law.

         These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Funds or other Oppenheimer funds, or to support the marketing or promotional efforts of the Distributor in offering shares of the Funds or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Funds or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Funds' Prospectus and this Statement of Additional
Information. You should ask your financial intermediary for information about any payments it receives from the Fund, the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

         Although brokers or dealers that sell Fund shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the Funds or other Oppenheimer funds, a financial intermediary's sales of shares of the Funds or such other Oppenheimer funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the Funds or such other Oppenheimer funds.

         Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,

o       transactional support, one-time charges for setting up access for the
        Funds or other Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;

o       program support, such as expenses related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;

o       placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives.

         Additionally, the Manager or Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

         For the year ended December 31, 2007, the following financial intermediaries that are broker-dealers offering shares of the Oppenheimer funds, and/or their respective affiliates, received revenue sharing or similar distribution-related payments from the Manager or Distributor for marketing or program support:

  1st Global Capital Co.                                  Advantage Capital Corporation / FSC
   Aegon                                                  Aetna Life Ins & Annuity Co.
   AG Edwards                                             AIG Financial Advisors
   AIG Life                                               Allianz Life Insurance Company
   Allstate Life                                          American Enterprise Life Insurance
   American General Annuity                               American Portfolios
   Ameriprise                                             Ameritas
   Annuity Investors Life                                 Associated Securities
   AXA Advisors                                           AXA Equitable Life Insurance
   Banc One Securities Corporation                        BNY Investment Center
   Cadaret Grant & Co, Inc.                           Chase Investment Services
   Citicorp Investment Services, Inc.                     Citigroup Global Markets Inc (SSB)
   CitiStreet                                             Citizen's Bank of Rhode Island
   Columbus Life                                          Commonwealth Financial Network
   CUNA Brokerage Services, Inc.                          CUSO Financial Services, L.P.
   Edward D Jones & Co.                               Federal Kemper
   Financial Network (ING)                                GE Financial Assurance
   GE Life & Annuity                                  Genworth Financial
   GlenBrook Life and Annuity Co.                         Great West Life
   Hartford Life Insurance Co.                            HD Vest Investment Services
   Hewitt Associates                                      IFMG Securities, Inc.
   ING Financial Advisers                                 ING Financial Partners
   Jefferson Pilot Securities Co.                         Kemper Investors Life Insurance Co.
   Legend Equities Co.                                    Legg Mason Wood Walker
   Lincoln Benefit National Life                          Lincoln Financial
   Lincoln Investment Planning, Inc.                      Linsco Private Ledger Financial
   Mass Mutual                                            McDonald Investments, Inc.
   Merrill Lynch                                          Minnesota Life
   Mony Life                                              Morgan Stanley Dean Witter
   Multifinancial (ING)                                   Mutual Service Co.
   National Planning Co.                                  Nationwide
   NFP                                                    Park Avenue Securities LLC
   PFS Investments, Inc.                                  Phoenix Life Insurance Co.
   Plan Member Securities                                 Prime Capital Services, Inc.
   Primevest Financial Services, Inc.                     Protective Life Insurance Co.
   Provident Mutual Life & Annuity                    Prudential
   Raymond James & Associates, Inc.                   RBC Daine Rauscher
   Royal Alliance                                         Securities America, Inc.
   Security Benefit                                       Security First-Metlife
   Signator Investments                                   Sun Life Insurance Co.
   Sun Trust Securities, Inc.                             Thrivent Financial
   Travelers Life & Annuity Co.                       UBS Financial Services, Inc.
   Union Central                                          United Planners
   Wachovia                                               Walnut Street Securities (Met Life)
   Waterstone Financial Group                             Wells Fargo

         For the year ended December 31, 2007, the following firms, which in some cases are broker-dealers, received payments from the Manager or Distributor for administrative or other services provided (other than revenue sharing arrangements), as described above:

  1st Global Capital Co.                                 A G Edwards
  ACS HR Solutions                                       ADP
  AETNA Life Ins & Annuity Co.                       Alliance Benefit Group
  American Enterprise Investments                        American Express Retirement Service
  American Funds (Fascorp)                               American United Life Insurance Co.
  Ameriprise                                             Ameritrade, Inc.
  AMG Administrative Management Group                    AST (American Stock & Transfer)
  AXA Advisors                                           Baden Retirement
  BCG - New                                              BCG (Programs for Benefit Plans)
  Bear Stearns Securities Co.                            Benefit Administration, Inc.(WA)
  Benefit Administration, Inc.(WIS)                      Benefit Plans Administration
  Benetech, Inc.                                         Bisys
  Boston Financial Data Services                         Ceridian
  Charles Schwab & Co, Inc.                          Citigroup Global Markets Inc (SSB)
  CitiStreet                                             City National Investments
  Clark Consulting                                       CPI
  DA Davidson & Co.                                  Daily Access. Com, Inc.
  Davenport & Co, LLC                                David Lerner Associates
  Digital Retirement Solutions                           DR, Inc.
  Dyatech                                                E*Trade Clearing LLC
  Edgewood                                               Edward D Jones & Co.
  Equitable Life / AXA                                   ERISA Administrative Svcs, Inc
  ExpertPlan.com                                         FAS Co. (FASCore/RK Pro)
  FBD Consulting                                         Ferris Baker Watts, Inc.
  Fidelity                                               First Clearing LLC
  First Southwest Co.                                    First Trust - Datalynx
  First Trust Corp                                       Franklin Templeton
  Geller Group                                           Great West Life
  H&R Block Financial Advisors, Inc.                 Hartford Life Insurance Co.
  HD Vest Investment Services                            Hewitt Associates
  HSBC Brokerage USA, Inc.                               ICMA - RC Services
  Independent Plan Coordinators                          Ingham Group
  Interactive Retirement Systems                         Invesmart
  Janney Montgomery Scott, Inc.                          JJB Hillard W L Lyons, Inc.
  John Hancock                                           JP Morgan
  July Business Services                                 Kaufman & Goble
  Legend Equities Co.                                    Legg Mason Wood Walker
  Lehman Brothers, Inc.                                  Liberty-Columbia 529 Program
  Lincoln Investment Planning, Inc.                      Lincoln National Life Insurance Co.
  Linsco Private Ledger Financial                        MassMutual
  Matrix Settlement & Clearance Services             McDonald Investments, Inc.
  Mercer HR Services                                     Merrill Lynch
  Mesirow Financial, Inc.                                MetLife
  MFS Investment Management                              Mid Atlantic Capital Co.
  Milliman USA                                           Morgan Keegan & Co, Inc.
  Morgan Stanley Dean Witter                             Nathan & Lewis Securities, Inc.
  National City Bank                                     National Deferred Comp
  National Financial                                     National Investor Services Co.
  Nationwide                                             Newport Retirement Services
  Northwest Plan Services                                NY Life Benefits
  Oppenheimer & Co, Inc.                             Peoples Securities, Inc.
  Pershing                                               PFPC
  Piper Jaffray & Co.                                Plan Administrators
  Plan Member Securities                                 Primevest Financial Services, Inc.
  Principal Life Insurance                               Prudential
  PSMI Group                                             Quads Trust Company
  Raymond James & Associates, Inc.                   Reliastar
  Robert W Baird & Co.                               RSM McGladrey
  Scott & Stringfellow, Inc.                         Scottrade, Inc.
  Southwest Securities, Inc.                             Standard Insurance Co
  Stanley, Hunt, Dupree & Rhine                      Stanton Group, Inc.
  Sterne Agee & Leach, Inc.                          Stifel Nicolaus & Co, Inc.
  Sun Trust Securities, Inc.                             Symetra
  T Rowe Price                                           The 401k Company
  The Princeton Retirement Group Inc.                    The Retirement Plan Company, LLC
  TruSource                                              TruSource Union Bank of CA
  UBS Financial Services, Inc.                           Unified Fund Services (UFS)
  US Clearing Co.                                        USAA Investment Management Co.
  USI Consulting Group                                   Valic
  Vanguard Group                                         Wachovia
  Web401K.com                                            Wedbush Morgan Securities
  Wells Fargo                                            Wilmington Trust

Performance of the Funds

Explanation of Performance Terminology. The Funds use a variety of terms to illustrate their investment performance. Those terms include "cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below. You can obtain current performance information by calling the Funds' Transfer Agent at 1.800.225.5677 or by visiting the OppenheimerFunds Internet website at www.oppenheimerfunds.com.

         The Funds' illustrations of their performance data in advertisements must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how they are to be calculated. In general, any advertisement by the Funds of their performance data must include the average annual total returns for the advertised class of shares of the Funds.

         Use of standardized performance calculations enables an investor to compare the Funds' performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Funds' performance information as a basis for comparison with other investments:

o       Total returns measure the performance of a hypothetical account in a
        Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
o       The Funds' performance returns may not reflect the effect of taxes on dividends and capital gains distributions.
o       An investment in the Funds is not insured by the FDIC or any other government agency.
o       The principal value of the Funds' shares, and total returns are not guaranteed and normally will fluctuate on a daily basis.
o       When an investor's shares are redeemed, they may be worth more or less than their original cost.
o       Total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future returns.

         The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The total returns of each class of shares of the Funds are affected by market conditions, the quality of the Funds' investments, the maturity of those investments, the types of investments the Funds hold, and its operating expenses that are allocated to the particular class.

         |X| Total Return Information. There are different types of "total returns" to measure each Fund's performance. Total return is the change in value of a hypothetical investment in the Funds over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The
Funds use standardized calculations for its total returns as prescribed by the
SEC. The methodology is discussed below.

         In calculating total returns for Class A shares, the current maximum sales charge of 4.75% (as a percentage of the offering price) is deducted from the initial investment ("P" in the formula below) (unless the return is shown without sales charge, as described below). For Class C shares, the 1.0%
contingent deferred sales charge is deducted for returns for the one-year period. For Class N shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period.

         o Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value
("ERV" in the formula) of that investment, according to the following formula:

                                    1/n
                                ERV
                                ---  - 1 = Average Annual Total Return
                                 P

         o Average Annual Total Return (After Taxes on Distributions). The
"average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Funds during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Funds distributions, but not on the redemption of Fund shares, according to the following formula:

                                1/n
                            ATVD
                            ----    - 1 = Average Annual Total Return (After
                             P            Taxes on Distributions)

         o Average Annual Total Return (After Taxes on Distributions and
Redemptions). The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the
Funds during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P"
in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions and on the redemption of Fund shares, according to the following formula:

                                1/n
                            ATVDR
                            ----    - 1 = Average Annual Total Return (After
                             P           Taxes on Distributions and Redemptions)

         o Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a RAPHIC OMITTED] hypothetical investment of
$1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

                           ERV-P
                           ----- = Total Return
                             P

         o Total Returns at Net Asset Value. From time to time the Funds may also quote a cumulative or an average annual total return "at net asset value"
(without deducting sales charges) for Class A, Class C or Class N shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

Other Performance Comparisons. Each Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer Agent at the addresses or telephone numbers shown on the cover of this Statement of
Additional Information. Each Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

         |X| Lipper Rankings. From time to time the Funds may publish the ranking of the performance of their classes of shares by Lipper, Inc.
("Lipper"). Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Funds, and ranks their performance for various periods in categories based on investment styles. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration.
Lipper also publishes "peer-group" indices of the performance of all mutual fund in a category that it monitors and averages of the performance of the Funds in particular categories.

         |X| Morningstar Ratings. From time to time the Funds may publish the star rating of the performance of their classes of shares by Morningstar, Inc., an independent mutual funds monitoring service. Morningstar rates mutual funds in their specialized market sector. The Funds are not yet rated.

         Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar Rating(TM) based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in the funds' monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next
22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar
Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar Rating metrics.

         |X| Performance Rankings and Comparisons by Other Entities and
Publications. From time to time the Funds may include in its advertisements and sales literature performance information about the Funds cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's,
or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar. The performance of the
Funds' classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual funds statistical services.

         Investors may also wish to compare the returns on the Funds' share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.
However, the Funds' returns and share prices are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.
Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

         From time to time, the Funds may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

         From time to time the Funds may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Funds and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Funds and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Funds' advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,

o        information about the performance of certain securities or commodities markets or segments of those markets,
o        information about the performance of the economies of particular countries or regions,
o        the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o        the availability of different types of securities or offerings of securities,
o        information relating to the gross national or gross domestic product of the United States or other countries or regions,
o        comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Funds.

About Your Account

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Funds. Appendix A contains more information about the special sales charge arrangements offered by the Funds, and the circumstances in which sales charges may be reduced or waived for certain classes of investors. The
Fund currently offers Class A, Class C, Class N and Class Y shares for sale.

When you purchase shares of the Funds, your ownership interest in the shares in the Funds will be recorded as a book entry on the records of the Funds. The
Funds will not issue physical share certificates.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $25,000 before an Asset
Builder Plan (described below) can be established on a new account. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares.
Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Funds receive Federal Funds for the purchase through the ACH system before the close of the New York Stock Exchange (the
"NYSE"), The NYSE normally closes at 4:00 p.m., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the
NYSE, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Funds three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Funds are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in Appendix A to this
Statement of Additional Information because the Distributor or dealer or broker incurs little or no selling expenses.

The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals                               Oppenheimer New Jersey Municipal Fund
Oppenheimer AMT-Free New York Municipals                      Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Balanced Fund                                     Oppenheimer Portfolio Series:
Oppenheimer Baring China Fund                                     Active Allocation Fund
Oppenheimer Baring Japan Fund                                     Equity Investor Fund
Oppenheimer Baring SMA International Fund                         Conservative Investor Fund
Oppenheimer Core Bond Fund                                        Moderate Investor Fund
Oppenheimer California Municipal Fund

                                                              Oppenheimer Portfolio Series Fixed Income Active
                                                              Allocation Fund
Oppenheimer Capital Appreciation Fund                         Oppenheimer Principal Protected Main Street Fund
Oppenheimer Capital Income Fund                               Oppenheimer Principal Protected Main Street Fund II
Oppenheimer Champion Income Fund                              Oppenheimer Principal Protected Main Street Fund III
Oppenheimer Commodity Strategy Total Return Fund              Oppenheimer Quest Balanced Fund
Oppenheimer Convertible Securities Fund                       Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Developing Markets Fund                           Oppenheimer Quest Opportunity Value Fund
Oppenheimer Discovery Fund                                    Oppenheimer Real Estate Fund
Oppenheimer Dividend Growth Fund                              Oppenheimer Rising Dividends Fund, Inc.
Oppenheimer Emerging Growth Fund                              Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Equity Fund, Inc.                                 Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Equity Income Fund, Inc.                          Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Global Fund                                       Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Global Opportunities Fund                         Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Global Value Fund                                 Oppenheimer Rochester National Municipals
Oppenheimer Gold & Special Minerals Fund                      Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer International Bond Fund                           Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer International Diversified Fund                    Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer International Growth Fund                         Oppenheimer Select Value Fund
Oppenheimer International Small Company Fund                  Oppenheimer Senior Floating Rate Fund
Oppenheimer International Value Fund                          Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Limited Term California Municipal Fund            Oppenheimer SMA Core Bond Fund
Oppenheimer Limited-Term Government Fund                      Oppenheimer SMA International Bond Fund
Oppenheimer Limited Term Municipal Fund                       Oppenheimer Strategic Income Fund
Oppenheimer Main Street Fund                                  Oppenheimer U.S. Government Trust
Oppenheimer Main Street Opportunity Fund                      Oppenheimer Value Fund
Oppenheimer Main Street Small Cap Fund                        Limited-Term New York Municipal Fund
Oppenheimer MidCap Fund                                       Rochester Fund Municipals

LifeCycle Funds
         Oppenheimer Transition 2010 Fund
         Oppenheimer Transition 2015 Fund
         Oppenheimer Transition 2020 Fund
         Oppenheimer Transition 2025 Fund
         Oppenheimer Transition 2030 Fund
         Oppenheimer Transition 2040 Fund
         Oppenheimer Transition 2050 Fund

And the following money market funds:
Oppenheimer Cash Reserves                                     Centennial Government Trust
Oppenheimer Institutional Money Market Fund                   Centennial Money Market Trust
Oppenheimer Money Market Fund, Inc.                           Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                        Centennial Tax Exempt Trust

         There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds.
Under certain circumstances described in this Statement of Additional
Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent (a "Letter"), you may be able to reduce the sales charge rate that applies to your purchases of Class A shares if you purchase Class A or Class C shares of the Fund or Class A, Class B or Class
C shares of other Oppenheimer funds or Class A, Class B, Class C, Class G and
Class H units purchases in advisor sold Section 529 plans, for which the Manager or the Distributor serves as the Program Manager or Program Distributor. A
Letter is an investor's statement in writing to the Distributor of his or her intention to purchase a specified value of those shares or units during a
13-month period (the "Letter period"), which begins on the date of the investor's first share purchase following the establishment of the Letter. The sales charge on each purchase of Class A shares during the Letter period will be at the rate that would apply to a single lump-sum purchase of shares in the amount intended to be purchased. In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor does not fulfill the terms of the Letter within the Letter period, he or she agrees to pay the additional sales charges that would have been applicable to the purchases that were made. The investor agrees that shares equal in value to 2% of the intended purchase amount will be held in escrow by the Transfer Agent for that purpose, as described in "Terms of Escrow" below. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter when placing purchase orders during the Letter period. The investor must also notify the Distributor or his or her financial intermediary of any qualifying 529 plan holdings.

         To determine whether an investor has fulfilled the terms of a Letter, the Transfer Agent will count purchases of "qualified" Class A, Class B and
Class C shares and Class A, Class B, Class C, Class G and Class H units during the Letter period. Purchases of Class N or Class Y shares, purchases made by reinvestment of dividends or capital gains distributions from the Fund or other
Oppenheimer funds, purchases of Class A shares with redemption proceeds under the Reinvestment Privilege, and purchases of Class A shares of Oppenheimer Money
Market Fund, Inc. or Oppenheimer Cash Reserves on which a sales charge has not been paid do not count as "qualified" shares for satisfying the terms of a
Letter. An investor will also be considered to have fulfilled the Letter if the value of the investor's total holdings of qualified shares on the last day of the Letter period, calculated at the net asset value on that day, equals or exceeds the intended purchase amount.

     If the terms of the Letter are not fulfilled within the Letter period, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted on the first business day following the expiration of the Letter period to reflect the sales charge rates that are applicable to the actual total purchases.

     If total eligible purchases during the Letter period exceed the intended purchase amount and also exceed the amount needed to qualify for the next sales charge rate reduction (stated in the Prospectus), the sales charges paid may be adjusted to that lower rate. That adjustment will only be made if and when the dealer returns to the Distributor the amount of the excess concessions allowed or paid to the dealer over the amount of concessions that are applicable to the actual amount of purchases. The reduced sales charge adjustment will be made by adding to the investors account the number of additional shares that would have been purchased if the lower sales charge rate had been used. Those additional shares will be determined using the net asset value per share in effect on the date of such adjustment.

     By establishing a Letter, the investor agrees to be bound by the terms of the Prospectus, this SAI and the application used for a Letter, and if those terms are amended to be bound by the amended terms and that any amendments by the Fund will apply automatically to existing Letters. Group retirement plans qualified under section 401(a) of the Internal Revenue Code may not establish a
Letter, however defined benefit plans and Single K sole proprietor plans may do
so.

         |X|  Terms of Escrow That Apply to Letters of Intent.

         1. Out of the initial purchase, or out of subsequent purchases if necessary, the Transfer Agent will hold in escrow Fund shares equal to 2% of the intended purchase amount specified in the Letter. For example, if the intended purchase amount is $50,000, the escrow amount would be shares valued at $1,000
(computed at the offering price for a $50,000 share purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

         2. If the Letter applies to more than one fund account, the investor can designate the fund from which shares will be escrowed. If no fund is selected, the Transfer Agent will escrow shares in the fund account that has the highest dollar balance on the date of the first purchase under the Letter. If there are not sufficient shares to cover the escrow amount, the Transfer Agent will escrow shares in the fund account(s) with the next highest balance(s). If there are not sufficient shares in the accounts to which the Letter applies, the
Transfer Agent may escrow shares in other accounts that are linked for Right of
Accumulation purposes. Additionally, if there are not sufficient shares available for escrow at the time of the first purchase under the Letter, the
Transfer Agent will escrow future purchases until the escrow amount is met.

         3. If, during the Letter period, an investor exchanges shares of the
Fund for shares of another fund (as described in the Prospectus section titled
"How to Exchange Shares"), the Fund shares held in escrow will automatically be exchanged for shares of the other fund and the escrow obligations will also be transferred to that fund.

         4. If the total purchases under the Letter are less than the intended purchases specified, on the first business day after the end of the Letter period the Distributor will redeem escrowed shares equal in value to the difference between the dollar amount of the sales charges actually paid and the amount of the sales charges that would have been paid if the total purchases had been made at a single time. Any shares remaining after such redemption will be released from escrow.

         5. If the terms of the Letter are fulfilled, the escrowed shares will be promptly released to the investor at the end of the Letter period.

         6. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

Asset Builder Plans. As explained in the Prospectus, you must initially establish your account with $25,000. Subsequently, you can establish an Asset
Builder Plan to automatically purchase additional shares directly from a bank account for as little as $50. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts.

         If you make payments from your bank account to purchase shares of the
Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your application. Neither the Distributor, the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

         Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the
Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing or calling the Transfer Agent. The Transfer Agent requires a reasonable period
(approximately 10 days) after receipt of your instructions to implement them.
The Fund reserves the right to amend, suspend or discontinue offering Asset
Builder plans at any time without prior notice.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Funds'
shares (for example, when a purchase check is returned to the Funds unpaid)
causes a loss to be incurred when the net asset values of the Funds' shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Funds for the loss, the
Distributor will do so. The Funds may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the
Funds or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Funds represents an interest in the same portfolio of investments of the Funds. However, each class has different shareholder privileges and features. The net income attributable to
Class C or Class N shares and the dividends payable on Class C or Class N shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class C and Class N shares are subject.

         The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares normally are sold subject to an initial sales charge. While Class C and
Class N shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class C and Class N shares is the same as that of the initial sales charge on Class A shares - to compensate the
Distributor and brokers, dealers and financial institutions that sell shares of the Funds. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

         The Distributor will not accept a purchase order of $1 million or more to purchase Class C shares on behalf of a single investor (not including dealer
"street name" or omnibus accounts).

         Class C or Class N shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer.

         |X| Class A Shares Subject to a Contingent Deferred Sales Charge. Under
a special arrangement with Distributor, for purchases of Class A shares at net asset value whether or not subject to a contingent deferred sales charge as described in the Prospectus, no sales concessions will be paid to the broker-dealer of record, on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options, if the purchase occurs more than 30 days after the
Oppenheimer funds are added as an investment option under that plan.
Additionally, that concession will not be paid on Class A shares purchases by a retirement plan that are made with the redemption proceeds of Class N shares of an Oppenheimer fund held by the plan for more than 18 months.

         |X| Availability of Class N Shares. In addition to the types of retirement accounts that may purchase Class N shares that are described in the
Prospectus, Class N shares also are offered to the following:

o        to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o        to all rollover contributions made to Individual 401(k) plans,
         Profit-Sharing Plans and Money Purchase Pension Plans,
o        to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and
         Ascender retirement plans,
o        to all trustee-to-trustee IRA transfers,
o        to certain customers of broker-dealers and financial advisors that are identified in a special agreement between the broker-dealer or financial advisor and the Distributor for that purpose.

         |X| Allocation of Expenses. Each Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of each Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

         The methodology for calculating the net asset value, dividends and distributions of a Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of such Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional
Information and other materials for current shareholders, fees to unaffiliated
Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

         Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses
(to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus, a $12 annual "Minimum Balance
Fee" is assessed on each Fund account with a share balance valued under $500.
The Minimum Balance Fee is automatically deducted from each such Fund account in
September.

         Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Fund Account Fees. These exceptions are subject to change:
o A fund account whose shares were acquired after September 30th of the prior year;
o Accounts of shareholders who elect to access their account documents electronically via eDoc Direct;
o A fund account that has only certificated shares and, has a balance below $500 and is being escheated;
o Accounts of shareholders that are held by broker-dealers under the NSCC
Fund/SERV system in Networking level 1 and 3 accounts;
o Accounts held under the Oppenheimer Legacy Program and/or holding certain
Oppenheimer Variable Account Funds;

         o    A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted; and

o             Accounts held in the Portfolio Builder Program which is offered through certain broker/dealers to qualifying shareholders.

        To access account documents electronically via eDocs Direct, please visit the Service Center on our website at www.oppenheimerfunds.com and click the hyperlink "Sign Up for Electronic Document Delivery" under the heading "I
Want To," or call 1.888.470.0862 for instructions.

         Each Fund reserves the authority to modify Fund Account Fees in its discretion.

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of each Fund is determined as of the close of business of the NYSE on each day that the NYSE is open. The calculation is done by dividing the value of a Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The NYSE normally closes at 4:00 p.m.,
Eastern time, but may close earlier on some days (for example, in case of weather emergencies or on days falling before a U.S. holiday). All references to time in this Statement of Additional Information are to "Eastern time." The
NYSE's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day,
Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and
Christmas Day. It may also close on other days.

         Dealers other than NYSE members may conduct trading in certain securities on days on which the NYSE is closed (including weekends and holidays)
or after 4:00 p.m. on a regular business day. Because the Funds' net asset values will not be calculated on those days, the Funds' net asset values per share may be significantly affected on days when shareholders may not purchase or redeem shares. Additionally, trading on many foreign stock exchanges and in over-the-counter markets normally is completed before the close of the NYSE.

         Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of the NYSE, will not be reflected in the
Funds' calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the
Manager, as applicable, may establish a valuation, under procedures established by the Board and subject to the approval, ratification and confirmation by the
Board at its next ensuing meeting.

         |X| Securities Valuation. The Board of Directors/Trustees of each
Underlying Fund has established procedures for the valuation of such Underlying
Fund's securities. In general those procedures are as follows:

o Equity securities traded on a U.S. securities exchange are valued as follows:
              (1)  if last sale information is regularly reported, they are valued at the last reported sale price on the principal
                   exchange on which they are traded, on that day, or
              (2)  if last sale information is not available on a valuation date, they are valued at the last reported sale price
                   preceding the valuation date if it is within the spread of the closing "bid" and "asked" prices on the valuation date or, if not, at the closing "bid" price on the valuation date.
o        Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
              (1) at the last sale price available to the pricing service approved by the Board of Trustees, or
              (2) at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date,
              or
              (3)  at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market
                   makers in the security.
o        Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by each Underlying
         Fund's Board of Directors/Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o        The following securities are valued at the mean between the "bid" and
         "asked" prices determined by a pricing service approved by each
         Underlying Fund's Board of Directors/Trustees or obtained by the
         Manager from two active market makers in the security on the basis of reasonable inquiry:
              (1) debt instruments that have a maturity of more than 397 days when issued,
              (2) debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
              (3)  non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o        The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
              (1)  money market debt securities held by a non-money market funds that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and
              (2)  debt instruments held by a money market funds that have a remaining maturity of 397 days or less. o Securities
                   (including restricted securities) not having
                   readily-available market quotations are valued at
         fair value determined under such Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the
         "bid" price if no "asked" price is available).

         In the case of U.S. Government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the applicable Board of Directors/Trustees. The pricing service may use "matrix"
comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

         The closing prices in the New York foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

         Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded, as determined by a pricing service approved by the Board of Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange on the valuation date. If not, the value shall be the closing bid price on the principal exchange on the valuation date. If the put, call or future is not traded on an exchange, it shall be valued by the mean between "bid" and
"asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

         When a Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted
("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by a Fund expires, the Fund has a gain in the amount of the premium.
If a Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If a Fund exercises a put it holds, the amount the
Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Sending Redemption Proceeds by Federal Funds Wire. The Federal funds wire of redemption proceeds may be delayed if the Funds' custodian bank is not open for business on a day when the Funds would normally authorize the wire to be made, which is usually the Funds' next regular business day following the redemption.
In those circumstances, the wire will not be transmitted until the next bank business day on which the Funds are open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal funds wire.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid.

         The reinvestment may be made without sales charge only in Class A shares of the Funds or any of the other Oppenheimer funds into which shares of the Funds are exchangeable as described in "How to Exchange Shares" below.
Reinvestment will be at the net asset value next computed after the Transfer
Agent receives the reinvestment order. The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C, Class N or Class Y shares. The Funds may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. This reinvestment privilege does not apply to reinvestment purchases made through automatic investment options.

         Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of
Fund shares on which a sales charge was paid are reinvested in shares of the
Funds or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Funds that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind." As stated in the Prospectus, payments for shares tendered for redemption are ordinarily made in cash. However, under certain circumstances, the Board of Trustees of each Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Funds to make payment of a redemption order wholly or partly in cash. In that case, the
Funds may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Funds, in lieu of cash.

         If shares are redeemed in kind, the redeeming shareholder would generally receive shares of one or more of the Underlying Funds. Those shares would be subject to the applicable Underlying Fund's normal fees, sales charges, and redemption and exchange policies. If a redemption in kind were made in other types of securities, the shareholder might incur brokerage or other costs in selling the securities for cash. The Funds will value securities used to pay redemptions in kind using the same method the Funds and the Underlying Funds use to value their portfolio securities described above under "Determination of Net
Asset Values Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. Each Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $500 or such lesser amount as the
Board may fix. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (but not less than 30 days). Alternatively, the Board may set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge.
It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

         If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class C and
Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from
OppenheimerFunds-sponsored IRAs, SEP-IRAs, or SIMPLE IRAs should be addressed to
"Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its
address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must include a completed
IRA distribution form and:

         (1) state the reason for the distribution;
         (2) state the owner's awareness of tax penalties if the distribution is premature; and
         (3) conform to the requirements of the plan and the Funds' other redemption requirements.

         Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Funds, the Manager, the Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is each Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives an order placed by the dealer or broker. However, if the Distributor receives a repurchase order from a dealer or broker after the close of the NYSE on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the NYSE closes. Normally, the NYSE closes at 4:00 p.m., but may do so earlier on some days.

         Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors can authorize the Transfer
Agent to redeem shares (having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal
Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to
$1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from
OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

         Payments are normally made by check, but shareholders having
AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic
Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer
Agent. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

         The Funds cannot guarantee receipt of a payment on the date requested.
The Funds reserve the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on
Class A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class C and
Class N shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the Class C or Class N contingent deferred sales charge is waived as described in Appendix A to this Statement of Additional
Information).

         By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below.
These provisions may be amended from time to time by the Funds and/or the
Distributor. When adopted, any amendments will automatically apply to existing
Plans.

         |X| Automatic Exchange Plans. Shareholders can authorize the Transfer
Agent to automatically exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds that offer the exchange privilege on a monthly, quarterly, semi-annual or annual basis under an
Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50. Instructions should be provided on the OppenheimerFunds application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in
"How to Exchange Shares" in the Prospectus and below in this Statement of
Additional Information.

         |X| Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

         The Transfer Agent will administer the investor's Automatic Withdrawal
Plan as agent for the shareholder(s) (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. Neither the Funds nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the
Plan. Share certificates will not be issued for shares of the Funds purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Funds. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer
Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

         For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Funds, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

         Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

         The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing or calling the Transfer Agent.
The Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan. That notice must be in proper form in accordance with the requirements of the then-current Prospectus of the Funds. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

         The Planholder may terminate a Plan at any time. The Funds may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Funds, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

         If the Transfer Agent ceases to act as transfer agent for the Funds, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

         As stated in the Prospectus, shares of a particular class of
Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. The prospectus of each of the Oppenheimer funds indicates which share class or classes that fund offers and provides information about limitations on the purchase of particular share classes, as applicable for the particular fund. You can also obtain a current list showing which funds offer which classes of shares by calling the Distributor at the telephone number indicated on the front cover of this SAI.

         The Funds may amend, suspend or terminate the exchange privilege at any time. Although the Funds may impose those changes at any time, it will provide you with notice of the changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege, except in extraordinary circumstances.

         |X| How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o When Class A shares of any Oppenheimer fund acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.
Except, however, with respect to Class A shares of Oppenheimer Rochester
National Municipals and Rochester Fund Municipals acquired prior to October 22,
2007, in which case the Class A contingent deferred sales charge is imposed on the acquired shares if they are redeemed within 24 months measured from the beginning of the calendar month of the initial purchase of the exchanged Class A shares.

o When Class A shares of Oppenheimer Rochester National Municipals and Rochester
Fund Municipals acquired prior to October 22, 2007 by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o If any Class A shares of another Oppenheimer fund that are exchanged for Class
A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating Rate
Fund acquired in that exchange will be subject to the Class A Early Withdrawal
Charge of Oppenheimer Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.

o When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money Market
Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement account (not including IRAs) is terminated and Class N shares are redeemed within 18 months after retirement account's first purchase of Class N shares of any Oppenheimer fund.

o When Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

         Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

         |X| Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the Funds to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that Fund before the exchange request may be submitted. If all telephone lines are busy
(which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

         Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the Funds to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either Fund up to five business days if they determine that they would be disadvantaged by an immediate transfer of the redemption proceeds. The Funds reserve the right, in their discretion, to refuse any exchange request that may disadvantage them. For example, if the receipt of multiple exchange requests might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Funds, the Funds may refuse the request.

         When you exchange some or all of your shares from one fund to another, any special account features that are available in the new fund (such as an
Asset Builder Plan or Automatic Withdrawal Plan) will not be switched to the new fund account unless you tell the Transfer Agent to do so.

         In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

         The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one funds and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases.
The Funds, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes.

         Each Fund has adopted a distribution policy pursuant to which the Fund intends to make monthly cash distributions on or about the 15th day of the month. A Fund may make an additional distribution at the end of December and other distributions to satisfy applicable legal requirements. These additional distributions will be automatically reinvested in shares of the Fund unless the shareholder elects in writing to receive them in cash. Any shares of a Fund purchased through such automatic reinvestment may be redeemed under the same terms and conditions that apply to redemption of all other shares of the Fund.

Each monthly cash distribution in a given calendar year will equal a targeted amount per share determined in December of the previous calendar year. For the
Target Distribution Fund, the targeted amount per share will be based on an annual rate of 6% of the average daily net asset value of Class A shares of the
Fund over a rolling five-year period ending November 30 of the previous calendar year. For the Target Distribution & Growth Fund, the targeted amount per share will be based on an annual rate of 4% of the average daily net asset value of
Class A shares of the Fund over a rolling five-year period ending November 30 of the previous calendar year. The monthly cash distributions paid to Class C,
Class N and Class Y shareholders will be based on the average daily net asset value of Class A shares over a rolling five-year period but will be adjusted to reflect class level expenses incurred during the month. The amount of a monthly cash distribution to shareholders of a particular class of shares will equal an amount per share times the number of shares of that class of they own, accrued daily, calculated as follows:

Target Distribution & Growth Fund

                                                      Average daily net asset value of class           Number of shares of
Monthly Distribution                  4%               A shares of shares over 5-year period            that class held by
                        =                         x    (adjusted to reflect class expenses)      x         shareholder
                              -------------------
                              -------------------
                                      12

Target Distribution Fund

                                                         Average daily net asset value of              Number of shares of
Monthly Distribution                 6%                 class A shares over 5-year period               that class held by
                        =                         x    (adjusted to reflect class expenses)      x         shareholder
                              ------------------ ---- --------------------------------------- -------- ---------------------
                              ------------------ ---- --------------------------------------- -------- ---------------------
                                     12

         Because Class A shares will typically have a lower expense ratio, and thus will typically have a higher net asset value per share, than Class C and
Class N shares, it is expected that the monthly cash distribution amount per
Class A share will be larger than that paid with respect to Class C and Class N shares. Because Class Y shares typically have the lowest expense ratio among a
Fund's classes of shares, it is expected that the monthly cash distribution paid with respect to Y shares will be greater than the amount paid with respect to
Class A, Class C and Class N shares of the Fund.

         A Fund's target distribution policy will not result in distributions that equal a fixed percentage of the Fund's current net asset values per share or a fixed percentage of a shareholder's current account value. Instead, a shareholder of a particular class of shares is expected to receive a monthly distribution in an amount that is based on the dollar amount of the fixed monthly distribution per share times the number of shares of the class of shares that he or she owns, accrued daily.

         The formulas shown above will be adjusted as follows until a Fund has established five calendar years of operating history. In the first calendar year of operations, a Fund's monthly cash distribution with respect to a particular class of shares will be based on the initial NAV per share of that class. In the second calendar year of operations, monthly cash distributions will be based on the average daily net asset value per share of the class for the year ending on
November 30th of the previous year. In the third calendar year of operations, monthly cash distributions will be based on the average daily net asset value per share of the class for the rolling two-year period ending on November 30th of the previous year. In the fourth calendar year of operations, monthly cash distributions will be based on the average daily net asset value per share of the class for the rolling three-year period ending on November 30th of the previous year. In the fifth calendar year of operations, monthly cash distributions will be based on the average daily net asset value per share of the class for the rolling four-year period ending on November 30th of the previous year.

         Each Fund expects to distribute to its shareholders substantially all of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses).
Because each Fund expects to make targeted monthly cash distributions in the manner described above, a Fund may not have sufficient income from dividends, interest and distributable capital gains to pay the targeted distribution rate.
Therefore, the Fund's policy of paying monthly cash distributions may result in a return of capital to shareholders (i.e., shareholders may receive a portion of their investment back in the form of distributions).

         Neither Fund will begin making monthly distributions until the Fund has been in operation for a full calendar month. The amount of a Fund's monthly distributions in a given calendar year may be changed or monthly distributions may be temporarily discontinued by the Fund's Board of Trustees at any time during the year if the Board determines that such action is in the best interests of the Fund and its shareholders. Shareholders will receive at least
60 days' advance notice of any such change.

         Distributions and proceeds of the redemption of a Fund's shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of the Fund. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer
Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

         Some of the Underlying Funds have no fixed distribution rate and there can be no assurance as to the payment of any distributions or the realization of any capital gains.

         Tax Status of the Funds' Dividends, Distributions and Redemptions of
Shares. The federal tax treatment of the Funds' dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders.

         The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this
Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below. Potential purchasers of shares of the Funds are urged to consult their tax advisors with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Funds.

         Generally, the character of the income or capital gains that the Funds receive from the Underlying Funds will pass through to the Funds' shareholders as long as the Funds and Underlying Funds continue to qualify as regulated investment companies. However, short-term capital gains received from the
Underlying Funds will be taxed as ordinary income to the Funds and therefore may not be offset against long-term capital losses of the Funds and foreign tax credits or deductions passed through by the Underlying Funds may not "pass through" to the Funds' shareholders. Additionally, the redemption of Underlying
Fund shares by the Funds may be more frequently characterized as a dividend as opposed to a sale or exchange of shares under tax rules applicable to redemptions, thereby resulting in ordinary income without basis offset for the redeeming Fund rather than capital gain. This will have the effect of increasing the amount of ordinary income the Funds must distribute to shareholders.

         Qualification as a Regulated Investment Company. The Funds have elected to be taxed as regulated investment companies under Subchapter M of the Internal
Revenue Code of 1986, as amended. As regulated investment companies, the Funds are not subject to federal income tax on the portion of their net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that they distribute to shareholders. Qualification as a regulated investment company enables a Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from a Fund (unless Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

         The Internal Revenue Code contains a number of complex tests relating to qualification that a Fund might not meet in a particular year. If a Fund did not qualify as a regulated investment company, it would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

         To qualify as a regulated investment company, a Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. Each Fund must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below.
Distributions by a Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

         To qualify as a regulated investment company, a Fund also must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) or certain other income and net income derived from an interest in qualified publicly traded partnerships.

         In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under that test, at the close of each quarter of a Fund's taxable year, at least 50% of the value of its assets must consist of cash and cash items (including receivables), U.S. Government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, such Fund must not have invested more than 5% of the value of its total assets in securities of such issuer and the Fund must not hold more than 10% of the outstanding voting securities of such issuer. No more than 25% of the value of a Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or in the securities of one or more qualified publicly traded partnerships. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. Government are treated as U.S. Government securities.

         Excise Tax on Regulated Investment Companies. Under the Internal
Revenue Code, by December 31 each year, each Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, such Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Funds will meet those requirements. To meet this requirement, in certain circumstances the Funds might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for a Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

         Taxation of Fund Distributions. The Funds anticipate distributing substantially all of their investment company taxable income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes. The tax rate on certain dividend income and long-term capital gain applicable to non-corporate shareholders has been reduced for taxable years beginning before January 1,
2011. Distributions comprised of dividends from domestic corporations and certain foreign corporations (generally, corporations incorporated in a possession of the United States, some corporations eligible for treaty benefits under a treaty with the United States and corporations whose stock is readily tradable on an established securities market in the United States) are treated as "qualified dividend income" eligible for taxation at a maximum tax rate of
15% in the hands of non-corporate shareholders. A certain portion of the
Underlying Funds' dividends when paid to the Funds may be eligible for treatment as qualified dividend income when paid to non-corporate shareholders of the
Funds. In order for dividends paid by a Fund to be qualified dividend income, the respective Underlying Fund must meet holding period and certain other requirements with respect to the dividend-paying stocks in its portfolio, such
Fund must meet the holding period and other requirements with respect to the
Underlying Fund shares, and the non-corporate shareholder must meet holding period and certain other requirements with respect to the Fund's shares. To the extent that an Underlying Fund or a Fund engages in securities lending with respect to stock paying qualified dividend income, the ability to pay qualified dividend income to shareholders will be limited.

         Special provisions of the Internal Revenue Code govern the eligibility of a Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. The amount of dividends paid by a Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the
Fund derives from portfolio investments that such Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent a Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

         The Funds may either retain or distribute to shareholders their net capital gain for each taxable year. The Funds currently intend to distribute any such amounts although their ability to do so will depend on whether the
Underlying Funds distribute such gains. If net long term capital gains are distributed and designated as a capital gain distribution, they will be taxable to shareholders as long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the distributing Fund before the shareholder acquired his or her shares.

         If a Fund elects to retain its net capital gain, it will be subject to tax on it at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on his or her tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the respective Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

         Investment income that may be received by certain Underlying Funds from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle an Underlying Fund to a reduced rate of, or exemption from, taxes on such income. The Funds will not be able to pass through certain foreign tax credits or deductions that would otherwise be available to a shareholder in an Underlying Fund.

         Distributions by the Funds that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of a shareholder's tax basis in his or her shares. Any excess will be treated as gain from the sale of those shares, as discussed below.
Shareholders of each Fund will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If any prior distributions must be re-characterized as a non-taxable return of capital at the end of a Fund's fiscal year, such distributions will be identified as such in notices sent to shareholders.

         Distributions by the Funds will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the applicable Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         Each Fund will be required in certain cases to withhold 28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required,
(2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the
Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). Any tax withheld by a Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

         Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the same Fund (including through dividend reinvestment) within 30 days before or after the redemption.

         In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares.
Special holding period rules under the Internal Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

         Foreign Shareholders. Under U.S. tax law, taxation of a shareholder who is a foreign person (including, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the applicable Fund is effectively connected with the conduct of a U.S.
trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

         Ordinary income dividends paid to stockholders who are nonresident aliens or foreign entities (which are deemed not "effectively connected income")
generally will be subject to a 30% U.S. withholding tax under existing provisions of the Internal Revenue Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Under the provisions of the American Jobs
Creation Act of 2004 (the "2004 Tax Act"), dividends derived by a regulated investment company from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount) and paid to stockholders who are nonresident aliens and foreign entities if and to the extent properly designated as "interest-related dividends" or "short-term capital gain dividends," generally will not be subject to U.S. withholding tax.
Where possible, the Funds intend to make such designations. Under guidance issued by the IRS, a regulated investment company will generally be allowed to designate the maximum amount of its qualified dividend income, interest related dividends and short term capital gain dividends even where the aggregate of the amounts designated exceeds the amounts of the regulated investment company distributions. However, in any given tax year, there may be circumstances which would cause a Fund not to designate the maximum amount of interest-related income or short term capital gain income eligible for exemption. It is not possible to predict what portion, if any, of a Fund's distributions will be designated as short-term capital gains or interest income exempt from withholding in the hands of nonresident and foreign stockholders.

         The 2004 Tax Act also provides that distributions of a Fund attributable to gains from sales or exchanges of "U.S. real property interests,"
as defined in the Internal Revenue Code and Treasury regulations (including gains on the sale or exchange of shares in certain "U.S. real property holding corporations," which may include certain real estate investment trusts among other entities and certain real estate investment company capital gain dividends) generally will cause a foreign stockholder to treat such gain as income effectively connected to a trade or business within the United States, generally subject to tax at the graduated rates applicable to U.S. stockholders.
Such distributions may be subject to U.S. withholding tax and may require the foreign stockholder to file a U.S. federal income tax return.

         If the ordinary income dividends from a Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from 30% withholding provided the Fund obtains a properly completed and signed Certificate of Foreign Status. If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold
U.S. tax at a rate of 28% on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. Any tax withheld (in this situation) by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the
IRS.

         Foreign shareholders are urged to consult their own tax advisors or the
U.S. Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Funds, including the applicability of the U.S.
withholding taxes described above.

Dividend Reinvestment in Another Fund. Shareholders of a Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds into which you may exchange shares.
Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. To elect this option, the shareholder must notify the Transfer
Agent or his or her financial intermediary and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. Dividends and/or distributions from shares of certain other
Oppenheimer funds may be invested in shares of these Funds on the same basis.

Additional Information About the Funds

The Distributor. The Funds' shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds
Distributor, Inc., a subsidiary of the Manager that acts as the Funds'
Distributor. The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Funds' Transfer Agent, is a
division of the Manager. It is responsible for maintaining the Funds'
shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian. Citibank, N.A. is the custodian of the Funds' assets. The custodian's responsibilities include safeguarding and controlling the Funds'
portfolio securities and handling the delivery of such securities to and from the Funds. It is the practice of the Funds to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the
Manager and its affiliates. The Funds' cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Registered Public Accounting Firm. KPMG LLP serves as the independent registered public accounting firm for the Funds and audits the
Funds' financial statements and performs other related audit services. KPMG LLP also acts as the independent registered public accounting firm for the Manager and certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by KPMG LLP to the Funds must be pre-approved by the
Audit Committee.

             Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of
Oppenheimer Target Distribution Fund and
Oppenheimer Target Distribution & Growth Fund:

We have audited the accompanying statements of assets and liabilities of
Oppenheimer Target Distribution Fund and Oppenheimer Target Distribution &
Growth Fund (collectively "the Funds") as of November 4, 2008 and the related statements of operations and changes in net assets for the period from August 7,
2008 through November 4, 2008. These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Oppenheimer Target Distribution
Fund and Oppenheimer Target Distribution & Growth Fund as of November 4, 2008,
and the results of their operations and changes in their net assets for the period from August 7, 2008 through November 4, 2008, in conformity with U.S.
generally accepted accounting principles.

                                  /s/ KPMG LLP

                                    KPMG LLP

Denver, Colorado
November 4, 2008

                      Statements of Assets and Liabilities
                                November 4, 2008

---------------------------------------------------------------------------------------------------------------------------

                                           Oppenheimer Target Distribution Fund

---------------------------------------------------------------------------------------------------------------------------

                                                                 Composite
ASSETS:
Cash                                                           $  103,000
Receivable from Adviser                                             7,481

                                                              -----------------

Total Assets                                                        110,481

LIABILITIES:
Payable for organization and initial offering costs                   7,481

                                                              -----------------

Net Assets                                                         $103,000

                                                              =================

COMPOSITION OF NET ASSETS:
                                                               $         6
Par value of shares of beneficial interest
Additional paid-in capital                                         102,994

                                                              -----------------

Net Assets                                                     $  103,000

                                                              =================

                                                                  Class A         Class C       Class N      Class Y
                                                                  -------         -------       -------      -------
NET ASSETS                                                        $100,000        $1,000        $1,000        $1,000

Shares of Beneficial Interest Outstanding, $0.001 par
value, unlimited shares authorized                              5,882.353         58.824        58.824       58.824

NET ASSET VALUE PER SHARE (net assets divided by shares of
beneficial interest of Class A, C, N, and Y, respectively)     $      17.00      $ 17.00       $ 17.00      $ 17.00

MAXIMUM OFFERING PRICE PER SHARE (net asset value plus
sales charge of 4.75% of offering price for Class A shares)    $      17.85

See accompanying Notes to Financial Statements

------------------------------------------------------------- ----------------- ------------- ------------ ------------- --

                      Statements of Assets and Liabilities
                                November 4, 2008

---------------------------------------------------------------------------------------------------------------------------

                       Oppenheimer Target Distribution & Growth Fund

---------------------------------------------------------------------------------------------------------------------------

                                                                 Composite
-
ASSETS:
Cash                                                           $  103,000
Receivable from Adviser                                             7,981

                                                              -----------------

Total Assets                                                        110,981

LIABILITIES:
Payable for organization and initial offering costs                   7,981

                                                              -----------------

Net Assets                                                         $103,000

                                                              =================

COMPOSITION OF NET ASSETS:
                                                               $         5
Par value of shares of beneficial interest
Additional paid-in capital                                         102,995

                                                              -----------------

Net Assets                                                     $  103,000

                                                              =================

                                                                  Class A         Class C       Class N      Class Y
                                                                  -------         -------       -------      -------
NET ASSETS                                                        $100,000        $1,000        $1,000       $1,000

Shares of Beneficial Interest Outstanding, $0.001 par
value, unlimited shares authorized                              5,263.158         52.632        52.632       52.632

NET ASSET VALUE PER SHARE (net assets divided by shares of
beneficial interest of Class A, C, N, and Y, respectively)     $      19.00      $ 19.00       $ 19.00      $ 19.00

MAXIMUM OFFERING PRICE PER SHARE (net asset value plus
sales charge of 4.75% of offering price for Class A shares)    $      19.95

See accompanying Notes to Financial Statements

------------------------------------------------------------- ----------------- ------------- ------------ ------------- --

                            Statements of Operations
                 For the period from August 7, 2008 (date of organization)
                            through November 4, 2008

                                                      Oppenheimer Target Distribution            Oppenheimer Target
                                                                    Fund                     Distribution & Growth Fund

                                                       $                           -         $                        -
INVESTMENT INCOME:

                                                      ---------------------------------     -----------------------------

EXPENSES:

Organizational and initial offering costs                                      7,481                               7,981

                                                      ---------------------------------     -----------------------------

Less: Reimbursement of expenses by the Adviser                               (7,481)                              (7,981)

                                                       $                           -         $                          -
NET INVESTMENT INCOME

                                                      =================================     =============================

See accompanying Notes to Financial Statements

                       Statements of Changes in Net Assets
                 For the period from August 7, 2008 (date of organization)
                 through November 4, 2008

                                                     Oppenheimer Target            Oppenheimer Target Distribution
                                                      Distribution Fund                     & Growth Fund

Operations

                                                $       -                            $             -
Net Investment Income

                                                ------------------------------     ---------------------------------

Beneficial Interest Transactions Net increase in net assets resulting from beneficial interest transactions:

Class A                                         100,000                                                  100,000

Class C                                         1,000                                                        1,000

Class N                                         1,000                                                        1,000

Class Y                                         1,000                                                        1,000

Net Assets

Total Increase                                  103,000                                                  103,000

Beginning of Period                             -                                  -

                                                ------------------------------     ---------------------------------

End of Period                                    $                   103,000        $                   103,000

                                                ==============================     =================================

See accompanying Notes to Financial Statements

Notes to Financial Statements:

Note 1. Organization

Oppenheimer Target Distribution Fund and Oppenheimer Target Distribution &
Growth Fund (collectively, the "Funds", individually a "Fund"), were each organized as a business trust in the Commonwealth of Massachusetts on August 7,
2008 as a diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended.

The Funds have had no operations through November 4, 2008 other than those relating to organizational matters and the sale and issuance of shares of beneficial interest to OppenheimerFunds, Inc. ("OFI" or the "Adviser") as noted
in the table below:

-------------------------------------- --------------- ------------ -------------- ------------

Fund                                   Class A         Class C      Class N        Class Y
----                                   -------         -------      -------        -------

-------------------------------------- --------------- ------------ -------------- ------------
-------------------------------------- --------------- ------------ -------------- ------------

Oppenheimer Target Distribution Fund     5,882.353       58.824        58.824        58.824

-------------------------------------- --------------- ------------ -------------- ------------
-------------------------------------- --------------- ------------ -------------- ------------

Oppenheimer Target Distribution &        5,263.158       52.632        52.632        52.632
Growth Fund

-------------------------------------- --------------- ------------ -------------- ------------

On August 20, 2008, the Funds' Board of Trustees approved an Investment Advisory
Agreement with OFI and a Distributor's Agreement with Oppenheimer Funds
Distributor, Inc. ("OFDI" or the "Distributor"), a wholly owned subsidiary of
OFI.

The Oppenheimer Target Distribution Fund's investment objective is to seek investment income and Oppenheimer Target Distribution & Growth Fund's investment objective is to seek income and capital appreciation.

The Funds offer Class A, Class C, Class N and Class Y. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C and Class N are sold at net asset value, without a front-end sales charge, but may be subject to a contingent deferred sales charge
("CDSC"). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Funds in general and exclusive voting rights on matters that affect that class alone.

Note 2.  Significant Accounting Policies

The Funds' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

OFI has directly assumed certain organization and initial offering costs of the Funds,  which are estimated at $71,056 for each fund, and has also agreed to voluntarily  reimburse the Funds for  organizational  and initial offering costs borne  directly  by the Funds,  which are  estimated  at $7,481 for  Oppenheimer
Target  Distribution Fund and $7,981 for Oppenheimer  Target  Distribution &
Growth Fund.

Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

The Funds intend to comply in their initial fiscal year and thereafter with provisions of the Internal Revenue Code applicable to regulated investment companies and as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) distributed to shareholders.

Note 3. Fees and Other Transactions with Affiliated Parties

Under the Investment Advisory Agreement, OFI will not charge a management fee to the Funds; however OFI will collect indirect management fees through the investments in the Underlying Funds. The Adviser has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (Funds level) and indirect (Underlying Funds level) expenses as a percentage of average daily net assets, as follows for each Fund:

        Class A             Class C            Class N            Class Y

--------------------- ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------

         1.10%               1.85%              1.35%              0.85%

These voluntary waivers may be amended or withdrawn at any time.

OppenheimerFunds Services ("OFS"), a division of the Adviser, acts as the transfer and shareholder servicing agent for the Funds. The Funds will pay OFS a per account fee. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees paid directly by the Funds to an annual rate of 0.35% of the average daily net assets of each class.

The Funds have adopted a Service Plan for Class A shares that reimburses the
Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate up to 0.25% of the average annual net assets of Class A shares of the Funds. The Funds have adopted Distribution and Service Plans for Class C and
Class N shares. Under the plans, the Funds pay the Distributor an annual asset-based sales charge of 0.75% on Class C shares and 0.25% on Class N shares.
The Distributor also receives a service fee of up to 0.25% per year under each plan on Class C and Class N shares.

                                   Appendix A

         OppenheimerFunds Special Sales Charge Arrangements and Waivers

Oppenheimer Target Distribution Fund and Oppenheimer Target Distribution &
Growth Fund do not offer Class B shares. Shares of the Funds are also not offered to group retirement plans. Any discussion in this Appendix of Class B shares or group retirement plans relates to other Oppenheimer funds that offer
Class B shares or group retirement plans.

In certain cases, the initial sales charge that applies to purchases of Class A shares(1) of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.(2) That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors. Not all waivers apply to all funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
              1) plans created or qualified under Sections 401(a) or 401(k) of the Internal Revenue Code,
              2) non-qualified deferred compensation plans,
              3) employee benefit plans(3)
              4) Group Retirement Plans(4)
              5) 403(b)(7) custodial plan accounts
              6) Individual Retirement Accounts ("IRAs"), including traditional
              IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the "Transfer
Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the
Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the
"Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the
redemption request.

I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
---------------------------------------------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial
Sales Charge but May Be Subject to the Class A Contingent Deferred Sales Charge
(unless a waiver applies).

         There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of shares of Oppenheimer Rochester National
Municipals and Rochester Fund Municipals purchased prior to October 22, 2007) of the beginning of the calendar month of their purchase, as described in the
Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A
Contingent Deferred Sales Charge."(5) This waiver provision applies to:
|_| Purchases of Class A shares aggregating $1 million or more.
|_|           Purchases of Class A shares, prior to March 1, 2007, by a
              Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans (other than IRA or
              403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
              certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|      Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
              1)  through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
              2)  by a direct rollover of a distribution from a qualified
                  Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|      Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
              1)  The record keeping is performed by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") on
                  a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those
                  advised or managed by Merrill Lynch Investment Management,
                  L.P. ("MLIM"), that are made available under a Service
                  Agreement between Merrill Lynch and the mutual fund's
                  principal underwriter or distributor, and (b) funds advised or managed by MLIM (the funds described in (a) and (b) are
                  referred to as "Applicable Investments").
              2)  The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the
                  Retirement Plan and Merrill Lynch. On the date the plan
                  sponsor signs the record keeping service agreement with
                  Merrill Lynch, the Plan must have $5 million or more of its assets (excluding assets invested in money market funds)
                  invested in Applicable Investments.
              3)  The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more
                  eligible employees (as determined by the Merrill Lynch plan conversion manager).

II.      Waivers of Class A Sales Charges of Oppenheimer Funds
---------------------------------------------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any Class
A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|           The Manager or its affiliates.
|_|           Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
              relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|           Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
              Distributor for that purpose.
|_|           Dealers or brokers that have a sales agreement with the
              Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|           Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers
              (and which are identified as such to the Distributor) or with the
              Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|           Dealers, brokers, banks or registered investment advisers that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|           Investment advisers and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|           "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the
              Distributor for those purchases.
|_|           Clients of investment advisers or financial planners (that have entered into an agreement for this purpose with the Distributor)
              who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment adviser or financial planner on the books and records of the broker, agent or financial
              intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|           Directors, trustees, officers or full-time employees of OpCap
              Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|           Accounts for which Oppenheimer Capital (or its successor) is the investment adviser (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|           A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_| Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|_|           Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the
              Internal Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those
              purchases.
|_|           A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
              Advisors) whose Class B or Class C shares of a Former Quest for
              Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on
              November 24, 1995.
|_|           A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund
              clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.
|_|           Effective March 1, 2007, purchases of Class A shares by a
              Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans (other than IRA or
              403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
              certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|           Effective October 1, 2005, taxable accounts established with the proceeds of Required Minimum Distributions from Retirement Plans.
|_|           Purchases of Class A shares by former shareholders of Atlas
              Strategic Income Fund in any Oppenheimer fund into which
              shareholders of Oppenheimer Strategic Income Fund may exchange.
|_|           Purchases prior to June 15, 2008, by former shareholders of
              Oppenheimer Tremont Market Neutral Fund, LLC or Oppenheimer
              Tremont Opportunity Fund, LLC, made directly from the proceeds of mandatory redemptions.

B.   Waivers of the Class A Initial and Contingent Deferred Sales Charges in
     Certain Transactions.

1.   Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|           Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|           Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|           Shares purchased by certain Retirement Plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by
              recordkeepers.
|_|           Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.
|_|           Shares purchased in amounts of less than $5.

2.   Class A shares issued and purchased in the following transactions are not subject to sales charges (a dealer concession at the annual rate of 0.25%
     is paid by the Distributor on purchases made within the first 6 months of plan establishment):
|_| Retirement Plans that have $5 million or more in plan assets.
|_| Retirement Plans with a single plan sponsor that have $5 million or more in aggregate assets invested in Oppenheimer funds.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|           To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|           Involuntary redemptions of shares by operation of law or
              involuntary redemptions of small accounts (please refer to
              "Shareholder Account Rules and Policies," in the applicable fund
              Prospectus).
|_|           For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes: 1) Following the death or disability (as defined in the
              Internal Revenue Code) of the participant or
                  beneficiary. The death or disability must occur after the
              participant's account was established. 2) To return excess contributions. 3) To return contributions made due to a mistake of fact.
4) Hardship withdrawals, as defined in the plan.(6)
              5) Under a Qualified Domestic Relations Order, as defined in the
              Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
              Revenue Code.
              6) To meet the minimum distribution requirements of the Internal
              Revenue Code. 7) To make "substantially equal periodic payments"
              as described in Section 72(t) of the Internal
                  Revenue Code.
              8)  For loans to participants or beneficiaries. 9) Separation from service.(7)
              10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
                  arrangements with the Distributor.
              11) Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an
                  OppenheimerFunds-sponsored IRA.
|_|           For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|           For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|           For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the
              Distributor.
|_|           At the sole discretion of the Distributor, the contingent deferred sales charge may be waived for redemptions of shares requested by the shareholder of record within 60 days following the termination by the Distributor of the selling agreement between the
              Distributor and the shareholder of record's broker-dealer of record for the account.

III. Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds
---------------------------------------------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.   Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_| Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," in the applicable Prospectus.
|_|           Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|           The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability (as defined in the Internal Revenue Code).
|_|           Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|           At the sole discretion of the Distributor, the contingent deferred sales charge may be waived for redemptions of shares requested by the shareholder of record within 60 days following the termination by the Distributor of the selling agreement between the
              Distributor and the shareholder of record's broker-dealer of record for the account.
|_|           Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill
              Lynch.
|_|           Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|           Redemptions of Class C shares of an Oppenheimer fund in amounts of
              $1 million or more requested in writing by a Retirement Plan sponsor and submitted more than 12 months after the Retirement
              Plan's first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more
              Oppenheimer funds.
|_|           Distributions(8) from Retirement Plans or other employee benefit plans for any of the following purposes: 1) Following the death or disability (as defined in the Internal Revenue Code) of the participant or
                  beneficiary. The death or disability must occur after the
                  participant's account was established in an Oppenheimer fund.
              2) To return excess contributions made to a participant's account.
              3) To return contributions made due to a mistake of fact. 4) To make hardship withdrawals, as defined in the plan.(9)
              5) To make distributions required under a Qualified Domestic
              Relations Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
              6) To meet the minimum distribution requirements of the Internal
              Revenue Code. 7) To make "substantially equal periodic payments"
              as described in Section 72(t) of the Internal
                  Revenue Code.
              8)  For loans to participants or beneficiaries.(10) 9) On account of the participant's separation from service.(11)
              10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.
              11) Distributions made on account of a plan termination or
                  "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
              12) For distributions from a participant's account under an
                  Automatic Withdrawal Plan after the participant reaches age 59
                  1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
              13) Redemptions of Class B shares under an Automatic Withdrawal
                  Plan for an account other than a Retirement Plan, if the
                  aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
              14) For distributions from 401(k) plans sponsored by
                  broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
|_|           Redemptions of Class B shares or Class C shares under an Automatic
              Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|           Shares sold to the Manager or its affiliates.
|_|           Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|           Shares issued in plans of reorganization to which the Fund is a party.
|_|           Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
              Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

IV.  Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
     Funds Who Were Shareholders of Former Quest for Value Funds
----------------------------------------------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class A,
Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds.
To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment adviser to those former Quest for Value Funds. Those funds include:
     Oppenheimer Rising Dividends Fund, Inc.         Oppenheimer Small- & Mid- Cap Value Fund
     Oppenheimer Quest Balanced Fund                          Oppenheimer Quest International Value Fund, Inc.
     Oppenheimer Quest Opportunity Value Fund

         These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on November
24, 1995:

     Quest for Value U.S. Government Income Fund              Quest for Value New York Tax-Exempt Fund
     Quest for Value Investment Quality Income Fund           Quest for Value National Tax-Exempt Fund
     Quest for Value Global Income Fund                       Quest for Value California Tax-Exempt Fund

         All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either:
|_|           acquired by such shareholder pursuant to an exchange of shares of an Oppenheimer fund that was one of the Former Quest for Value
              Funds, or
|_|           purchased by such shareholder by exchange of shares of another
              Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X| Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations"
formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for
Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

-------------------------------- ---------------------------- --------------------------------- ---------------------
Number of Eligible Employees     Initial Sales Charge as a    Initial Sales Charge as a % of    Concession as % of
or Members                       % of Offering Price          Net Amount Invested               Offering Price
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
9 or Fewer                       2.50%                        2.56%                             2.00%
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
At least 10 but not more than    2.00%                        2.04%                             1.60%
49
-------------------------------- ---------------------------- --------------------------------- ---------------------

---------------------------------------------------------------------------------------------------------------------
         For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

         Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X| Waiver of Class A Sales Charges for Certain Shareholders. Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o Shareholders who were shareholders of the AMA Family of Funds on February 28,
1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X| Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions.
The Class A contingent deferred sales charge will not apply to redemptions of
Class A shares purchased by the following investors who were shareholders of any
Former Quest for Value Fund:

         Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X| Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In the
following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o                 withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value,
                  adjusted annually, and
o                 liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X| Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but
Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an
Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o                 redemptions following the death or disability of the
                  shareholder(s) (as evidenced by a determination of total
                  disability by the U.S. Social Security Administration);
o                 withdrawals under an automatic withdrawal plan (but only for
                  Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o                 liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

         A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.

V. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
   Funds Who Were Shareholders of Connecticut Mutual Investment Accounts, Inc.
----------------------------------------------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
     Oppenheimer U.S. Government Trust,
     Oppenheimer Core Bond Fund,
     Oppenheimer Value Fund and
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
     Connecticut Mutual Liquid Account                            Connecticut Mutual Total Return Account
     Connecticut Mutual Government Securities Account             CMIA LifeSpan Capital Appreciation Account
     Connecticut Mutual Income Account                            CMIA LifeSpan Balanced Account
     Connecticut Mutual Growth Account                            CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X| Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC").
Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

         Those shareholders who are eligible for the prior Class A CDSC are:
              1)  persons whose purchases of Class A shares of a Fund and other
                  Former Connecticut Mutual Funds were $500,000 prior to March
                  18, 1996, as a result of direct purchases or purchases
                  pursuant to the Fund's policies on Combined Purchases or
                  Rights of Accumulation, who still hold those shares in that
                  Fund or other Former Connecticut Mutual Funds, and
              2)  persons whose intended purchases under a Statement of
                  Intention entered into prior to March 18, 1996, with the
                  former general distributor of the Former Connecticut Mutual
                  Funds to purchase shares valued at $500,000 or more over a
                  13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

         Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X| Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
              1)  any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual
                  Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and
                  Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former Connecticut Mutual Funds or a Fund into which such Fund merged;
              2)  any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
              3)  Directors of the Fund or any one or more of the Former
                  Connecticut Mutual Funds and members of their immediate
                  families;
              4)  employee benefit plans sponsored by Connecticut Mutual
                  Financial Services, L.L.C. ("CMFS"), the prior distributor of the Former Connecticut Mutual Funds, and its affiliated
                  companies;
              5)  one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
              6)  an institution acting as a fiduciary on behalf of an
                  individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former
                  Connecticut Mutual Funds, provided the institution had an
                  agreement with CMFS.

         Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

         Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by
Connecticut Mutual Life Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund.
Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
     1) by the estate of a deceased shareholder;
     2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
     3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the
     Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
     4) as tax-free returns of excess contributions to such retirement or employee benefit plans;
     5)  in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
     6)  in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
     7)  in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
     8)  in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
         Withdrawal Plan but limited to no more than 12% of the original value annually; or
     9)  as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

VI. Special Reduced Sales Charge for Former Shareholders of Advance America
    Funds, Inc.
---------------------------------------------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund who
acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on
March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.

VII. Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
     Convertible Securities Fund
---------------------------------------------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|           the Manager and its affiliates,
|_|           present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
              Additional Information) of the Fund, the Manager and its
              affiliates, and retirement plans established by them or the prior investment adviser of the Fund for their employees,
|_|           registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment adviser or distributor for that purpose,
|_|           dealers or brokers that have a sales agreement with the
              Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|           employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
              Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|           dealers, brokers, or registered investment advisers that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of
              Class M shares of the Fund in specific investment products made available to their clients, and
|_|           dealers, brokers or registered investment advisers that had entered into an agreement with the Distributor or prior
              distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment adviser provides administrative services.

                                   Appendix B

RATINGS DEFINITIONS

Below are summaries of the rating definitions used by the nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM RATINGS: BONDS AND PREFERRED STOCK ISSUER RATINGS

Aaa: Bonds and preferred stock rated "Aaa" are judged to be the best quality.
They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds and preferred stock rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa"
securities.

A: Bonds and preferred stock rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds and preferred stock rated "Baa" are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured.
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds and preferred stock rated "Ba" are judged to have speculative elements. Their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds and preferred stock rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds and preferred stock rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds and preferred stock rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds and preferred stock rated "C" are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier
"2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

PRIME RATING SYSTEM (SHORT-TERM RATINGS - TAXABLE DEBT)
These ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

Prime-1:  Issuer has a superior ability for repayment of senior  short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The
McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue credit ratings are based in varying degrees, on the following considerations:
o    Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
o    Nature of and provisions of the obligation; and
o    Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         The issue ratings definitions are expressed in terms of default risk.
As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation rated "AAA" have the highest rating assigned by Standard
&  Poor's.  The  obligor's  capacity  to meet its  financial  commitment  on the obligation is extremely strong.

AA: An obligation rated "AA" differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated "A" are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated "BBB" exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C: An obligation rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated "BB" are less vulnerable to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated "B" are more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated "CCC" are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated "CC" are currently highly vulnerable to nonpayment.

C: Subordinated debt or preferred stock obligations rated "C" are currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: An obligation rated "D" are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

c: The 'c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter 'p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r: The 'r' highlights derivative, hybrid, and certain other obligations that
Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an 'r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the
Currency, bonds rated in the top four categories ('AAA', 'AA', 'A', 'BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general

Short-Term Issue Credit Ratings
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated "A-1" is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term  obligation rated "D" is in payment default. The "D" rating category  is used when  payments on an  obligation  are not made on the date due even if the  applicable  grace period has not  expired,  unless  Standard  &
Poor's  believes that such  payments will be made during such grace period.  The
"D" rating  also will be used upon the filing of a  bankruptcy  petition  or the taking of a similar action if payments on an obligation are jeopardized.

NOTES:

A Standard  &  Poor's note rating  reflects the  liquidity  factors and market  access  risks  unique  to notes.  Notes due in three  years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.  The following  criteria will be used in making that assessment:

o    Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
o    Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency" ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings.

Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit  risk.  They  indicate  a very  strong  capacity  for  timely  payment of
financial  commitments.   This  capacity  is  not  significantly  vulnerable  to
foreseeable events.

A: High Credit  Quality.  "A" ratings  denote a low  expectation  of credit risk.  The capacity for timely  payment of financial  commitments  is considered strong.  This  capacity  may,  nevertheless,  be more  vulnerable  to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality.  "BBB" ratings indicate that there is currently a low  expectation  of credit risk.  The capacity for timely  payment of financial commitments is considered adequate,  but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

Speculative Grade:

BB:  Speculative.  "BB" ratings  indicate  that there is a  possibility  of credit risk  developing,  particularly as the result of adverse  economic change over time. However, business or financial alternatives may be available to allow financial  commitments  to be met.  Securities  rated in this  category  are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present,  but a limited  margin of safety  remains.  Financial  commitments  are currently being met. However,  capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk.  Default is a real possibility.  Capacity for meeting  financial  commitments  is solely  reliant  upon  sustained,  favorable business or economic developments.  A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default.  The ratings of  obligations  in this category are
based  on  their  prospects  for  achieving   partial  or  full  recovery  in  a
reorganization or liquidation of the obligor. While expected recovery values are highly  speculative  and cannot be estimated with any  precision,  the following serve as general  guidelines.  "DDD"  obligations have the highest potential for recovery,  around  90%-100% of outstanding  amounts and accrued  interest.  "DD"
indicates  potential  recoveries  in the range of  50%-90%,  and "D" the  lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories. Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B:   Speculative.   Minimal   capacity  for  timely  payment  of  financial
commitments,  plus  vulnerability to near-term  adverse changes in financial and economic conditions.

C: High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                   Appendix C

                          QUALIFYING HYBRID INSTRUMENTS

 Section 2(f) of the  Commodities  Exchange Act (the "Act")  ("Exclusion for
qualifying hybrid instruments")

(1)  In general

     Nothing in this chapter (other than section 16(e)(2)(B) of this title)
     governs or is applicable to a hybrid instrument that is predominantly a security.

(2) Predominance.

     A hybrid instrument shall be considered to be predominantly a security if -

         (A)
                  the issuer of the hybrid instrument receives payment in full of the purchase price of the hybrid instrument, substantially contemporaneously with delivery of the hybrid instrument;

         (B)
                  the purchaser or holder of the hybrid instrument is not
         required to make any payment to the issuer in addition to the purchase price paid under subparagraph (A), whether as margin, settlement payment, or otherwise, during the life of the hybrid instrument or at maturity;

         (C)
                  the issuer of the hybrid instrument is not subject by the
         terms of the instrument to mark-to-market margining requirements; and

         (D)
                  the hybrid instrument is not marketed as a contract of sale of a commodity for future delivery (or option on such a contract) subject to this chapter.

(3) Mark-to-market margining requirements.

         For the purposes of paragraph (2)(C), mark-to-market margining requirements do not include the obligation of an issuer of a secured debt instrument to increase the amount of collateral held in pledge for the benefit of the purchaser of the secured debt instrument to secure the repayment obligations of the issuer under the secured debt instrument.

CFTC Rule 34.3 Hybrid Instrument Exemption

(a) A hybrid instrument is exempt from all provisions of the Act and any person or class of persons offering, entering into, rendering advice or rendering other services with respect to such exempt hybrid instrument is exempt for such activity from all provisions of the Act (except in each case Section
2(a)(1)(B)), provided the following terms and conditions are met:

(1) The instrument is:

     (i) An equity or debt security within the meaning of Section 2(l) of the
Securities Act of 1933; or

     (ii) A demand deposit, time deposit or transaction account within the meaning of 12 CFR 204.2(b)(1), (c)(1) and (e), respectively, offered by an insured depository institution as defined in Section 3 of the Federal
     Deposit Insurance Act; an insured credit union as defined in Section 101 of the Federal Credit Union Act; or a Federal or State branch or agency of a foreign bank as defined in Section 1 of the International Banking Act;

(2)  The sum of the commodity-dependent values of the commodity-dependent components is less than the commodity-independent value of the commodity-independent component;

(3) Provided that:

     (i) An issuer must receive full payment of the hybrid instrument's purchase price, and a purchaser or holder of a hybrid instrument may not be required to make additional out-of-pocket payments to the issuer during the life of the instrument or at maturity; and

     (ii) The instrument is not marketed as a futures contract or a commodity option, or, except to the extent necessary to describe the functioning of the instrument or to comply with applicable disclosure requirements, as having the characteristics of a futures contract or a commodity option; and

     (iii) The instrument does not provide for settlement in the form of a delivery instrument that is specified as such in the rules of a designated contract market;

(4)  The instrument is initially issued or sold subject to applicable federal or state securities or banking laws to persons permitted thereunder to purchase or enter into the hybrid instrument.

                                   Appendix D

                          QUALIFYING SWAP TRANSACTIONS

Section 2(g) of the Commodities Exchange Act (the "Act") ("Excluded swap transactions")

         No provision of this chapter (other than section 7a (to the extent provided in section 7a(g) of this title), 7a-1, 7a-3, or 16(e)(2) of this title)
shall apply to or govern any agreement, contract, or transaction in a commodity other than an agricultural commodity if the agreement, contract, or transaction is -

         (1) entered into only between persons that are eligible contract participants at the time they enter into the agreement, contract, or transaction;

         (2) subject to individual negotiation by the parties; and

         (3) not executed or traded on a trading facility.

CFTC Rule 35.2 Exemption

         A swap agreement is exempt from all provisions of the Act and any person or class of persons offering, entering into, rendering advice, or rendering other services with respect to such agreement, is exempt for such activity from all provisions of the Act (except in each case the provisions of
Sections 2(a)(1)(B), 4b, and 4o of the Act and Section 32.9 of this chapter as adopted under Section 4c(b) of the Act, and the provisions of Sections 6(c) and
9(a)(2) of the Act to the extent these provisions prohibit manipulation of the market price of any commodity in interstate commerce or for future delivery on or subject to the rules of any contract market), provided the following terms and conditions are met:

         (a) the swap agreement is entered into solely between eligible swap participants at the time such persons enter into the swap agreement;

         (b) the swap agreement is not part of a fungible class of agreements that are standardized as to their material economic terms;

         (c) the creditworthiness of any party having an actual or potential obligation under the swap agreement would be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost, or credit enhancement terms of the swap agreement; and

         (d) the swap agreement is not entered into and traded on or through a multilateral transaction execution facility;

         Provided, however, that paragraphs (b) and (d) of Rule 35.2 shall not be deemed to preclude arrangements or facilities between parties to swap agreements, that provide for netting of payment obligations resulting from such swap agreements nor shall these subsections be deemed to preclude arrangements or facilities among parties to swap agreements, that provide for netting of payments resulting from such swap agreements; provided further, that any person may apply to the Commission for exemption from any of the provisions of the Act
(except 2(a)(1)(B)) for other arrangements or facilities, on such terms and conditions as the Commission deems appropriate, including but not limited thereto, the applicability of other regulatory regimes.

Oppenheimer LifeCycle Funds
o        Oppenheimer Target Distribution Fund
o        Oppenheimer Target Distribution and Growth Fund

Internet Website
         www.oppenheimerfunds.com

Investment Adviser
         OppenheimerFunds, Inc.
         Two World Financial Center
         225 Liberty Street-11th Floor
         New York, New York 10281-1008

Distributor
         OppenheimerFunds Distributor, Inc.
         Two World Financial Center
         225 Liberty Street-11th Floor
         New York, New York 10281-1008

Transfer Agent
         OppenheimerFunds Services
         P.O. Box 5270 Denver, Colorado 80217 1.800.CALL OPP (225.5677)

Custodian Bank
         Citibank, N.A.
         111 Wall Street
         New York, New York 10005

Independent Registered Public Accounting Firm

         KPMG LLP
         707 Seventeenth Street
         Denver, Colorado 80202

Legal Counsel
         Bell, Boyd & Lloyd LLP
         70 West Madison Street, Suite 3100
         Chicago, Illinois 60602

PX0000.009.1108

-------------------------
(1) Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
(2) In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's
Early Withdrawal Charges and references to "redemptions" mean "repurchases" of shares.
(3) An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an
Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
(4) The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
(5) However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
(6) This provision does not apply to IRAs.
(7) This provision only applies to qualified retirement plans and 403(b)(7)
custodial plans after your separation from service in or after the year you reached age 55.
(8) The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
(9) This provision does not apply to IRAs.
(10) This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
(11) This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

                 OPPENHEIMER TARGET DISTRIBUTION & GROWTH FUND

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23. - Exhibits

(a) Declaration of Trust dated August 7, 2008: Previously filed with
Registrant's Initial Registration Statement (Reg. No. 333-153033) (08/15/08) and
incorporated herein by reference.

(b) By-Laws dated August 7, 2008: Previously filed with Registrant's Initial
Registration Statement (Reg. No. 333-153033) (08/15/08) and incorporated herein by reference.

(c) Not applicable.

(d) Investment Advisory Agreement: Previously filed with Registrant's
Pre-Effective Amendment No. 1 (Reg. No. 333-153033), (10/29/08) and incorporated herein by reference.

(e) (i) General Distributor's Agreement: Previously filed with Registrant's
Pre-Effective Amendment No. 1 (Reg. No. 333-153033), (10/29/08) and incorporated herein by reference.

(ii) Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.: Previously
filed with Post-Effective Amendment No. 34 to the Registration Statement of
Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and
incorporated herein by reference.

(iii) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.: Previously
filed with Post-Effective Amendment No. 34 to the Registration Statement of
Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and
incorporated herein by reference.

(iv) Form of Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously
filed with Post-Effective Amendment No. 34 to the Registration Statement of
Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and
incorporated herein by reference.

         (v) Form of Trust Company Fund/SERV Purchase Agreement of
OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund
(Reg. No. 2-62076), (10/26/01), and incorporated herein by reference.

         (vi) Form of Trust Company Agency Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the
Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg.
No.33-17850), (10/23/06), and incorporated herein by reference.

(f) Form of Oppenheimer Funds Compensation Deferral Plan, As Amended and
Restated Effective January 1, 2008: Previously filed with Post-Effective
Amendment No. 18 to the Registration Statement of Oppenheimer International Bond
Fund (Reg. No. 33-58383), (12/20/07), and incorporated herein by reference.

(g) (i) Global Custodial Services Agreement dated July 15, 2003 as amended July
26, 2007: Previously filed with Post-Effective Amendment No.1 to the
Registration Statement of Oppenheimer Rochester Arizona Municipal Fund (Reg. No.
333-132778), (7/26/07), and incorporated herein by reference.

         (ii) Amended and Restated Foreign Custody Manager Agreement dated May
31, 2001, as amended July 15, 2003: Previously filed with the Pre-Effective
Amendment No. 1 to the Registration Statement of Oppenheimer International
Large-Cap Core Trust (Reg. No. 333-106014), (8/5/03), and incorporated herein by reference.

(h) Not applicable.

(i) Opinion and Consent of Counsel: Filed herewith.

(j) Independent Registered Public Accounting Firm's Consent: Filed herewith.

(k) Not applicable.

(l) Investment Letter from OppenheimerFunds, Inc. to Registrant: Filed herewith.

(m) (i) Service Plan and Agreement for Class A shares. Previously filed with
Registrant's Pre-Effective Amendment No. 1 (Reg. No. 333-153033), (10/29/08) and
incorporated herein by reference.

         (ii) Distribution and Service Plan and Agreement for Class C shares.
Previously filed with Registrant's Pre-Effective Amendment No. 1 (Reg. No.
333-153033), (10/29/08) and incorporated herein by reference.

         (iii) Distribution and Service Plan and Agreement for Class N shares
Previously filed with Registrant's Pre-Effective Amendment No. 1 (Reg. No.
333-153033), (10/29/08) and incorporated herein by reference.

(n) Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through
08/20/08: Previously filed with Post-Effective Amendment No. 6 to the
Registration Statement of Oppenheimer International Value Fund (Reg. No.
333-105970), (08/26/08), and incorporated herein by reference.

(o) Powers of Attorney for all Trustees and Principal Officers: Previously filed with the Pre-Effective Amendment No. 1 to the Registration Statement of
Oppenheimer Target Distribution Fund (Reg. No. 333-153032) (10/29/08), and
incorporated herein by reference.

(p) Amended and Restated Code of Ethics of the Oppenheimer Funds dated August
30, 2007 under Rule 17j-1 of the Investment Company Act of 1940: Previously
filed with the Initial Registration Statement of Oppenheimer Portfolio Series
Fixed Income Investor Fund (Reg. No. 333-146105), (09/14/07), and incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

Reference is made to the provisions of Article Ninth of Registrant's Declaration of Trust filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of
1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of
1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of
Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the
Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

---------------------------------------- -----------------------------------------------------------------------------------------------
Name and Current Position with
OppenheimerFunds, Inc.                   Other Business and Connections During the Past Two Years
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Timothy L. Abbuhl,                       Treasurer of Centennial Asset Management  Corporation;  Vice President and Assistant Treasurer
Vice President                           of OppenheimerFunds Distributor, Inc.
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Patrick Adams                            None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Robert Agan,                             Senior Vice President of  Shareholder  Financial  Services,  Inc. and  Shareholders  Services,
Senior Vice President                    Inc.;  Vice President of  OppenheimerFunds  Distributor,  Inc.,  Centennial  Asset  Management
                                         Corporation and OFI Private Investments Inc.
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Carl Algermissen,                        Assistant Secretary of Centennial Asset Management Corporation.
Vice President & Associate Counsel
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Michael Amato,                           None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Nicole Andersen,                         None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Tracey Beck Apostolopoulos,              None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Janette Aprilante,                       Secretary (since December 2001) of: Centennial Asset Management Corporation,  OppenheimerFunds
Vice President & Secretary               Distributor,  Inc.,  HarbourView Asset Management  Corporation (since June 2003),  Oppenheimer
                                         Real Asset Management,  Inc.,  Shareholder  Financial Services,  Inc.,  Shareholder  Services,
                                         Inc., Trinity Investment Management Corporation (since January 2005),  OppenheimerFunds Legacy
                                         Program,  OFI  Private  Investments  Inc.  (since  June  2003)  and  OFI  Institutional  Asset
                                         Management,  Inc. (since June 2003).  Assistant Secretary of OFI Trust Company (since December
                                         2001).
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Dmitri Artemiev                          Formerly (until January 2007) Analyst/Developer at Fidelity Investments.
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Hany S. Ayad,                            None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Paul Aynsley,                            Formerly Vice President at Kepler Equities (December 2006 - February 2008)
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
James F. Bailey,                         Senior Vice President of Shareholder Services, Inc. (since March 2006).
Senior Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Robert Baker,                            None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
John Michael Banta,                      None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Michael Barnes,                          None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Adam Bass,                               None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Kevin Baum,                              None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Jeff Baumgartner,                        Vice President of HarbourView Asset Management Corporation.
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Marc Baylin,                             Vice President of OFI Institutional Asset Management, Inc.
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Todd Becerra,                            None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Kathleen Beichert,                       Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Gerald B. Bellamy,                       Vice  President  (Sales  Manager of the  International  Division) of OFI  Institutional  Asset
Vice President                           Management, Inc.
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Erik S. Berg,                            None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Emanuele Bergagnine,                     Assistant Vice President of OFI Institutional Asset Management, Inc.
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Robert Bertucci,                         None
Assistant Vice President:
Rochester Division
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Rajeev Bhaman,                           Vice President of OFI Institutional Asset Management, Inc.
Senior Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Craig Billings,                          None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Mark Binning,                            None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Robert J. Bishop,                        Treasurer  (since October 2003) of  OppenheimerFunds  Distributor,  Inc. and Centennial  Asset
Vice President                           Management Corporation; Assistant Secretary of Oppenheimer Acquisition Corp.
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Julie Blanchard,                         Formerly Fund Accounting Manager at OppenheimerFunds, Inc. (April 2006 - February 2008).
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Beth Bleimehl,                           None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Lisa I. Bloomberg,                       Assistant Secretary of Oppenheimer Real Asset Management, Inc.
Vice President & Deputy General Counsel
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Veronika Boesch,                         None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Chad Boll,                               None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Antulio N. Bomfim,                       None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Michelle Borre Massick,                  None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Lori E. Bostrom,                         Assistant Secretary of OppenheimerFunds Legacy Program.
Vice President & Deputy General Counsel
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
David J. Bowers                          Formerly (until July 2007) Analyst at Evergreen Investments.
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
John Boydell,                            None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Richard Britton, Formerly CTO/Managing Director of IT Infrastructure at GMAC
Residential Funding Corporation Vice President (October 2000 - October 2006).
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Garrett C. Broadrup,                     Formerly an Associate at Davis Polk & Wardwell (October 2002 - October 2006).
Vice President & Assistant Counsel
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Michael Bromberg,                        None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Holly Broussard,                         None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Roger Buckley,                           Formerly Manager in Finance (May 2006 - February 2008) at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Carla Buffulin,                          None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Stephanie Bullington,                    None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Paul Burke,                              None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Mark Burns,                              None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
JoAnne Butler,                           None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Geoffrey Caan,                           None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Christine Calandrella, Formerly Director of Empower Network (March 2007 -
September 2007); formerly HR Manager of Assistant Vice President Arrow
Electronics, Inc. (June 1998 - March 2007).
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Dale William Campbell,                   Formerly (until January 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Patrick Campbell,                        Vice  President  of  OppenheimerFunds  Distributor,   Inc.,  Shareholder  Services,  Inc.  and
Vice President                           Shareholder Financial Services, Inc.
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Debra Casey,                             None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Lisa Chaffee,                            None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Ronald Chibnik,                          None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Patrick Sheng Chu,                       None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Brett Clark,                             None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Jennifer Clark,                          Formerly Manager at  OppenheimerFunds,  Inc.  (February 2006 - February 2008).  Assistant Vice
Assistant Vice President                 President at  Shareholder  Financial  Services,  Inc.,  Shareholder  Services,  Inc.,  and OFI
                                         Private Investments Inc.
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
H.C. Digby Clements, None Senior Vice President: Rochester Division
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Thomas Closs,                            Formerly (until January 2007) Development Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
David Cole,                              Formerly Manager at OppenheimerFunds, Inc (May 2006 - January 2008).
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Eric Compton,                            None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Gerald James Concepcion,                 None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Susan Cornwell,                          Senior Vice President of Shareholder Financial Services, Inc. and Shareholder Services,  Inc.;
Senior Vice President                    Vice President of OppenheimerFunds Distributor,  Inc., Centennial Asset Management Corporation
                                         and OppenheimerFunds Legacy Program.
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Cheryl Corrigan,                         None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Belinda J. Cosper,                       None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Scott Cottier,                           None
Vice President:
Rochester Division
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Lauren Coulston,                         None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Terry Crady,                             Formerly IT Development Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
George Curry,                            Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Julie C. Cusker,                         None
Assistant Vice President:
Rochester Division
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Kevin Dachille,                          None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Rushan Dagli,                            Vice President of OFI Private  Investments  Inc.,  Shareholder  Financial  Services,  Inc. and
Vice President                           Shareholder Services, Inc.
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
John Damian,                             None
Senior Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Jason Davis,                             Formerly Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Robert Dawson,                           None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
John Delano,                             None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Kendra Delisa,                           Formerly (until January 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Damaris De Los Santos,                   Formerly Senior Account Executive (July 2003 - February 2008).
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Richard Demarco,                         None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Craig P. Dinsell,                        None
Executive Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Randall C. Dishmon,                      None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Rebecca K. Dolan,                        None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Steven D. Dombrower,                     Senior Vice President of OFI Private  Investments  Inc.;  Vice  President of  OppenheimerFunds
Vice President                           Distributor, Inc.
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Sara Donahue,                            Formerly (until November 2006) Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Alicia Dopico,                           Formerly (until August 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Thomas Doyle,                            None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Bruce C. Dunbar,                         None
Senior Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Brian Dvorak,                            None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Richard Edmiston,                        None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
A. Taylor Edwards, None Vice President & Assistant Counsel
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Venkat Eleswarapu,                       None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Christopher Emanuel,                     None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Daniel R. Engstrom,                      None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
James Robert Erven,                      None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
George R. Evans,                         None
Senior Vice President & Director of
International Equities
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Edward N. Everett,                       None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Kathy Faber,                             None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
David Falicia,                           Assistant Secretary (as of July 2004) of HarbourView Asset Management Corporation.
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Rachel Fanopoulos,                       Formerly Manager (until August 2007) at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Matthew Farkas,                          None
Vice President and Assistant Counsel
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Kristie Feinberg,                        Assistant Treasurer of Oppenheimer  Acquisition Corp.,  Centennial Asset Management Corp., OFI
Vice President and Assistant Treasurer   Institutional  Asset  Management Inc. and OFI  Institutional  Asset  Management;  Treasurer of
                                         OppenheimerFunds Legacy Program, Oppenheimer Real Asset Management, Inc.
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
William Ferguson,                        Formerly Senior Marketing Manager at ETrade (June 2006 - January 2007).
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Emmanuel Ferreira,                       None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Ronald H. Fielding,                      Vice  President  of  OppenheimerFunds  Distributor,  Inc.;  Director  of ICI Mutual  Insurance
Senior Vice President;                   Company;  Governor of St. John's College;  Chairman of the Board of Directors of International
Chairman of the Rochester Division       Museum of Photography at George Eastman House.
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Steven Fling,                            None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
John E. Forrest,                         Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
David Foxhoven,                          Assistant Vice President of  OppenheimerFunds  Legacy  Program;  Vice President of HarbourView
Senior Vice President                    Asset Management Corporation.
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Colleen M. Franca,                       None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Barbara Fraser,                          Secretary of OFI Trust Company (since December 2007).
Vice President & Associate Counsel
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Dominic Freud,                           None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Hazem Gamal,                             None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Charles Gapay,                           Formerly (as of January 2007) Help Desk Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Seth Gelman,                             None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Timothy Gerlach,                         None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Alan C. Gilston,                         None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Jacqueline Girvin-Harkins,               None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Jill E. Glazerman,                       None
Senior Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Kevin Glenn,                             Formerly Tax Manager at OppenheimerFunds, Inc. (December 2006 - February 2008).
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Benjamin J. Gord,                        Vice President of HarbourView  Asset  Management  Corporation and of OFI  Institutional  Asset
Vice President                           Management, Inc.
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Raquel Granahan,                         Senior Vice President of OFI Private  Investments  Inc.;  Vice  President of  OppenheimerFunds
Senior Vice President                    Distributor, Inc., and OppenheimerFunds Legacy Program.
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Robert B. Grill,                         None
Senior Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Carol Guttzeit,                          None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Marilyn Hall,                            None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Kelly Haney,                             None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Steve Hauenstein,                        None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Thomas B. Hayes,                         None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Bradley Hebert,                          Manager at OppenheimerFunds, Inc. (October 2004 - February 2008).
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Heidi Heikenfeld,                        None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Annika Helgerson,                        None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Daniel Herrmann,                         Vice President of OFI Private Investments Inc.
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Benjamin Hetrick,                        Manager at OppenheimerFunds, Inc (May 2006 - December 2007).
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Dennis Hess,                             None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Joseph Higgins,                          Vice President of OFI Institutional Asset Management, Inc.
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Dorothy F. Hirshman,                     None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Daniel Hoelscher,                        None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Eivind Holte,                            Formerly Vice President at U.S. Trust (June 2005 - October 2007)
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Craig Holloway                           None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Brian Hourihan,                          Assistant Secretary of Oppenheimer Real Asset Management,  Inc.,  HarbourView Asset Management
Vice President & Deputy General Counsel  Corporation,  OFI  Institutional  Asset  Management,  Inc.  (since  April  2006)  and  Trinity
                                         Investment Management Corporation.
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Edward Hrybenko,                         Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Jason Hubersberger,                      None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Kevin Andrew Huddleston,                 None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Scott T. Huebl,                          Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Douglas Huffman,                         None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Margaret Hui,                            None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Dana Hunter,                             None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
John Huttlin,                            Senior Vice President  (Director of the  International  Division)  (since January 2004) of OFI
Vice President                           Institutional  Asset  Management,   Inc.;  Director  (since  June  2003)  of  OppenheimerFunds
                                         International Distributor Limited.
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
James G. Hyland,                         None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Kelly Bridget Ireland,                   None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Kathleen T. Ives,                        Vice President and Assistant Secretary of OppenheimerFunds  Distributor,  Inc. and Shareholder
Vice President, Deputy General Counsel   Services,   Inc.;   Assistant   Secretary  of   Centennial   Asset   Management   Corporation,
& Assistant Secretary                    OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc.
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Frank V. Jennings,                       None
Senior Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
John Jennings,                           None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Jin Jo,                                  Formerly Audit Manager at Deloitte & Touche LLP (as of August 2007)
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Lisa Kadehjian,                          None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Charles Kandilis,                        None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Amee Kantesaria,                         Formerly Counsel at Massachusetts Mutual Life Insurance Company
Assistant Vice President and             (May 2005-December 2006).
Assistant Counsel
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Rezo Kanovich,                           None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Thomas W. Keffer,                        Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
James Kennedy,                           Formerly self-employed (December 2005 - September 2006).
Senior Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Michael Keogh,                           Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
John Kiernan,                            None
Vice President & Marketing Compliance
Manager
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Michael Kim,                             None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Audrey Kiszla,                           None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Richard Knott,                           President and Director of OppenheimerFunds Distributor,  Inc.; Executive Vice President of OFI
Executive Vice President                 Private  Investments Inc.;  Executive Vice President & Director of Centennial Asset Management
                                  Corporation.
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Daniel Kohn,                             None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Martin S. Korn,                          None
Senior Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Tatyana Kosheleva,                       Formerly (as of April 2007) Finance Manager at IBM Corp.
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Michael Kotlartz,                        None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Brian Kramer,                            None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
S. Arthur Krause, Formerly Product Manager of OppenheimerFunds, Inc. (as of
January 2007). Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Alexander Kurinets,                      None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Gloria LaFond,                           None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Lisa Lamentino,                          None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Tracey Lange,                            Vice President of OppenheimerFunds Distributor, Inc. and OFI Private Investments Inc.
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Jeffrey P. Lagarce,                      President of OFI Institutional Asset Management, Inc. as of January 2005.
Senior Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
John Latino,                             None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Gayle Leavitt,                           None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Christopher M. Leavy,                    Senior Vice President of OFI Private  Investments  Inc., OFI  Institutional  Asset Management,
Senior Vice President                    Inc., and Trinity Investment Management Corporation
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Randy Legg,                              None
Vice President & Associate Counsel
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Laura Leitzinger,                        Senior Vice President of Shareholder Services, Inc. and Shareholder Financial Services, Inc.
Senior Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Justin Leverenz,                         None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Michael S. Levine,                       None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Brian Levitt,                            None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Gang Li,                                 None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Shanquan Li,                             None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Julie A. Libby,                          Senior Vice President and Chief Operating Officer of OFI Private Investments Inc.
Senior Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Daniel Lifshey,                          None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Mitchell J. Lindauer,                    None
Vice President & Assistant General
Counsel
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Bill Linden,                             None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Malissa B. Lischin,                      Assistant Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Justin Livengood,                        None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Christina Loftus,                        None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
David P. Lolli,                          None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Ian Loughlin,                            Formerly Financial Analysis Manager at OppenheimerFunds, Inc. (June 2005 - February 2008).
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Daniel G. Loughran                       None
Senior Vice President:
Rochester Division
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Patricia Lovett,                         Vice  President  of  Shareholder  Financial  Services,  Inc.  and  Senior  Vice  President  of
Senior Vice President                    Shareholder Services, Inc.
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Misha Lozovik,                           None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Dongyan Ma,                              None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Matthew Maley,                           Formerly Operations Manager at Bear Stearns (June 2005 - February 2008).
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Daniel Martin,                           None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Jerry Mandzij,                           None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Angelo G. Manioudakis,                   Senior Vice President of HarbourView  Asset  Management  Corporation and of OFI  Institutional
Senior Vice President                    Asset Management, Inc.; Vice President of Oppenheimer Real Asset Management, Inc.
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Carolyn Maxson,                          None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
William T. Mazzafro,                     None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Trudi McCanna,                           None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Neil McCarthy,                           None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Elizabeth McCormack,                     Vice President and Assistant Secretary of HarbourView Asset Management Corporation.
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
John McCullough,                         None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Joseph McDonnell,                        None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Joseph McGovern,                         None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Charles L. McKenzie,                     Chairman of the Board,  Director,  Chief Executive Officer and President of OFI Trust Company;
Senior Vice President                    Chairman,  Chief Executive Officer, Chief Investment Officer and Director of OFI Institutional
                                         Asset Management, Inc.; Chief Executive
                                         Officer, President, Senior Managing
                                         Director and Director of HarbourView
                                         Asset Management Corporation; Chairman,
                                         President and Director of Trinity
                                         Investment Management Corporation and
                                         Vice President of Oppenheimer Real
                                         Asset Management, Inc.
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
William McNamara,                        None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Mary McNamee,                            None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Michael Medev,                           None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Lucienne Mercogliano,                    None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Jay Mewhirter,                           None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Andrew J. Mika,                          None
Senior Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Jan Miller,                              None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Scott Miller,                            Formerly Assistant Vice President at AXA Distributors, LLC (July 2005 - February 2008).
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Rejeev Mohammed,                         None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Sarah Morrison,                          Formerly (as of January 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Jill Mulcahy,                            None
Vice President:
Rochester Division
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
John V. Murphy,                          President and Management Director of Oppenheimer  Acquisition Corp.; President and Director of
Chairman, Chief                          Oppenheimer Real Asset Management,  Inc.; Chairman and Director of Shareholder Services,  Inc.
Executive Officer & Director             and Shareholder Financial Services, Inc.; Director of OppenheimerFunds Distributor,  Inc., OFI
                                         Institutional  Asset Management,  Inc., Trinity  Investment  Management  Corporation,  Tremont
                                         Group Holdings,  Inc.,  HarbourView Asset Management  Corporation and OFI Private  Investments
                                         Inc.;  Executive Vice President of Massachusetts  Mutual Life Insurance  Company;  Director of
                                         DLB  Acquisition  Corporation;  a  member  of the  Investment  Company  Institute's  Board  of
                                         Governors.
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Suzanne Murphy,                          Vice President of OFI Private Investments Inc.
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Thomas J. Murray,                        None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Christine Nasta,                         Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Paul Newman,                             None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Richard Nichols,                         None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
William Norman,                          None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
James B. O'Connell,                      None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Matthew O'Donnell,                       None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Lisa Ogren,                              Formerly Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Tony Oh,                                 None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
John J. Okray,                           None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Kristina Olson,                          None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Lerae A. Palumbo,                        None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Kathleen Patton,                         Assistant Vice President of Shareholder Services, Inc.
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
David P. Pellegrino,                     None
Senior Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Allison C. Pells,                        None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Robert H. Pemble,                        None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Lori L. Penna,                           None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Brian Petersen,                          Assistant Treasurer of OppenheimerFunds Legacy Program.
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Marmeline Petion-Midy,                   None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
David Pfeffer,                           Treasurer  of  Oppenheimer  Acquisition  Corp.;  Senior Vice  President of  HarbourView  Asset
Senior Vice President, Chief Financial   Management Corporation since February 2004.
Officer & Treasurer
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
James F. Phillips,                       None
Senior Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Gary Pilc,                               None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
John Piper,                              Assistant Vice President of Shareholder Services, Inc.
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Jeaneen Pisarra,                         None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Nicolas Pisciotti,                       None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Christine Polak,                         None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Sergei Polevikov,                        None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Jeffrey Portnoy,                         None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
David Preuss,                            None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Ellen Puckett,                           None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Jodi Pullman,                            Formerly  Product Manager at  OppenheimerFunds,  Inc.  (January 2007 - February 2008);  Senior
Assistant Vice President                 Project Manager at OppenheimerFunds, Inc. (March 2006 - January 2007).
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Paul Quarles,                            None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Michael E. Quinn,                        None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Julie S. Radtke,                         None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Timothy Raeke,                           Formerly (as of July 2007) Vice President at MFS Investment Management.
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Norma J. Rapini,                         None
Assistant Vice President:
Rochester Division
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Corry E. Read,                           None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Marc Reinganum,                          None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Jill Reiter,                             None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Jason Reuter,                            Formerly Manager at OppenheimerFunds, Inc. (February 2006 - February 2008).
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Eric Rhodes,                             None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Maria Ribeiro De Castro,                 None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Eric Richter,                            Vice President of HarbourView Asset Management Corporation.
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Grace Roberts,                           None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
David Robertson,                         Senior Vice  President  of  OppenheimerFunds  Distributor,  Inc.;  President  and  Director of
Senior Vice President                    Centennial Asset Management Corporation.
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Robert Robis,                            None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Antoinette Rodriguez,                    None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Lucille Rodriguez,                       None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Stacey Roode,                            None
Senior Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Jeffrey S. Rosen,                        None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Stacy Roth,                              None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Richard Royce,                           None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Erica Rualo,                             None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Adrienne Ruffle,                         Assistant Secretary of OppenheimerFunds Legacy Program.
Vice President & Assistant Counsel
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Kim Russomanno,                          None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Gerald Rutledge,                         None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Julie Anne Ryan,                         None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Timothy Ryan,                            None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Matthew Torpey,                          None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Rohit Sah,                               None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Gary Salerno,                            Formerly (as of May 2007) Separate Account Business Liaison at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Valerie Sanders,                         None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Kurt Savallo,                            Formerly Senior Business Analyst at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Rudi W. Schadt,                          None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Mary Beth Schellhorn,                    None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Ellen P. Schoenfeld,                     None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Kathleen Schmitz,                        Assistant  Vice  President  of  HarbourView  Asset  Management   Corporation.   Formerly  Fund
Assistant Vice President                 Accounting Manager at OppenheimerFunds, Inc. (November 2004 - February 2008).
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Patrick Schneider,                       None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Scott A. Schwegel,                       None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Allan P. Sedmak,                         None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Jennifer L. Sexton,                      Senior Vice President of OFI Private Investments Inc.
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Asutosh Shah,                            None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Kamal Shah,                              None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Navin Sharma,                            None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Tammy Sheffer,                           None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Mary Dugan Sheridan,                     None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Nicholas Sherwood,                       Formerly Manager at OppenheimerFunds, Inc. (February 2006 - February 2008).
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
David C. Sitgreaves,                     None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Michael Skatrud,                         Formerly (as of March 2007) Corporate Bond Analyst at Putnam Investments.
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Enrique H. Smith,                        None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Kevin Smith,                             None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Paul Snogren                             None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Louis Sortino,                           None
Vice President:
Rochester Division
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Keith J. Spencer,                        None
Senior Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Marco Antonio Spinar,                    None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Alice Stein,                             None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Brett Stein,                             Formerly Vice President of Client Services at XAware, Inc. (October 2002 - August 2006).
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Richard A. Stein,                        None
Vice President:
Rochester Division
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Arthur P. Steinmetz,                     Senior Vice  President of  HarbourView  Asset  Management  Corporation;  Vice President of OFI
Senior Vice President                    Institutional Asset Management, Inc.
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Jennifer Stevens,                        None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Benjamin Stewart,                        None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Peter Strzalkowski,                      Vice  President  of  HarbourView  Asset  Management,   Inc.  Formerly  (as  of  August  2007).
Vice President                           Founder/Managing Partner at Vector Capital Management.
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
John P. Stoma,                           Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Amy Sullivan,                            None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Michael Sussman,                         Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Thomas Swaney,                           Vice President of HarbourView Asset Management Corporation.
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Brian C. Szilagyi,                       None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Martin Telles,                           Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Charles Toomey,                          None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Vincent Toner,                           None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Melinda Trujillo,                        None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Leonid Tsvayg,                           None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Keith Tucker,                            None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Angela Uttaro,                           None
Assistant Vice President: Rochester
Division
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Mark S. Vandehey,                        Vice President and Chief Compliance Officer of OppenheimerFunds Distributor,  Inc., Centennial
Senior Vice President & Chief            Asset Management  Corporation and Shareholder  Services,  Inc.;  Chief  Compliance  Officer of
Compliance Officer                       HarbourView Asset Management Corporation,  Real Asset Management,  Inc., Shareholder Financial
                                         Services,  Inc., Trinity Investment Management  Corporation,  OppenheimerFunds Legacy Program,
                                         OFI Private  Investments Inc. and OFI Trust Company and OFI  Institutional  Asset  Management,
                                      Inc.
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Maureen Van Norstrand,                   None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Nancy Vann,                              None
Vice President & Associate Counsel
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Rene Vecka,                              None
Assistant Vice President:
Rochester Division
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Vincent Vermette,                        Assistant Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Elaine Villas-Obusan,                    None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Ryan Virag,                              None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Jake Vogelaar,                           None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Phillip F. Vottiero,                     None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Mark Wachter,                            Formerly Manager at OppenheimerFunds, Inc.  (March 2005 - February 2008).
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Lisa Walsh,                              None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Darren Walsh,                            President and Director of Shareholder Financial Services,  Inc. and Shareholder Services, Inc.
Executive Vice President                 Formerly  General  Manager and Senior Vice  President of Comverse  (December  2005 - September
                                     2006).
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Richard Walsh,                           Vice President of OFI Private Investments.
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Thomas Waters,                           Vice President of OFI Institutional Asset Management, Inc.
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Deborah Weaver,                          None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Jerry A. Webman,                         Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Christopher D. Weiler,                   None
Vice President:
Rochester Division
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Melissa Lynn Weiss,                      None
Vice President & Deputy Counsel
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Christine Wells,                         None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Joseph J. Welsh,                         Vice President of HarbourView Asset Management Corporation.
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Catherine M. White,                      Assistant  Vice  President  of  OppenheimerFunds  Distributor,  Inc.;  member of the  American
Assistant Vice President                 Society of Pension Actuaries (ASPA) since 1995.
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Adam Wilde,                              None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Troy Willis,                             None
Assistant Vice President,
Rochester Division
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Mitchell Williams,                       None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Julie Wimer,                             None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Donna M. Winn,                           President,  Chief Executive  Officer & Director of OFI Private  Investments  Inc.;  Director &
Senior Vice President                    President of  OppenheimerFunds  Legacy  Program;  Senior Vice  President  of  OppenheimerFunds
                                         Distributor, Inc.
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Brian W. Wixted,                         Treasurer of HarbourView Asset Management  Corporation;  OppenheimerFunds  International Ltd.,
Senior Vice President & Treasurer        Oppenheimer Real Asset Management,  Inc.,  Shareholder Services,  Inc.,  Shareholder Financial
                                         Services,  Inc., OFI Private  Investments  Inc., OFI  Institutional  Asset  Management,  Inc.,
                                         OppenheimerFunds  plc and  OppenheimerFunds  Legacy  Program;  Treasurer  and Chief  Financial
                                         Officer of OFI Trust Company; Assistant Treasurer of Oppenheimer Acquisition Corp.
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Carol E. Wolf,                           Senior Vice President of HarbourView  Asset  Management  Corporation  and of Centennial  Asset
Senior Vice President                    Management Corporation;  Vice President of OFI Institutional Asset Management,  Inc; serves on the Board of the Colorado Ballet.
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Meredith Wolff,                          Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Oliver Wolff,                            None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Kurt Wolfgruber,                         Director of  OppenheimerFunds  Distributor,  Inc.,  Director of Tremont Group Holdings,  Inc.,
President, Chief Investment Officer &    HarbourView Asset Management  Corporation and OFI Institutional Asset Management,  Inc. (since
Director                                 June 2003). Management Director of Oppenheimer Acquisition Corp. (since December 2005).
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Caleb C. Wong,                           None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Edward C. Yoensky,                       None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Geoff Youell,                            None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Lucy Zachman,                            None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Robert G. Zack,                          General Counsel of Centennial  Asset Management  Corporation;  General Counsel and Director of
Executive Vice President &               OppenheimerFunds  Distributor,  Inc.; Senior Vice President and General Counsel of HarbourView
General Counsel                          Asset  Management  Corporation  and OFI  Institutional  Asset  Management,  Inc.;  Senior Vice
                                         President,  General Counsel and Director of Shareholder Financial Services,  Inc., Shareholder
                                         Services,  Inc., OFI Private Investments Inc.;  Executive Vice President,  General Counsel and
                                         Director  of  OFI  Trust  Company;   Director  and  Assistant  Secretary  of  OppenheimerFunds
                                         International   Limited;  Vice  President,   Secretary  and  General  Counsel  of  Oppenheimer
                                         Acquisition  Corp.;  Director  and  Assistant  Secretary  of  OppenheimerFunds   International
                                         Distributor  Limited;  Vice President of OppenheimerFunds  Legacy Program;  Vice President and
                                         Director  of  Oppenheimer  Partnership  Holdings  Inc.;  Director of OFI  Institutional  Asset
                                         Management, Ltd.
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Anna Zatulovskaya,                       None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Mark D. Zavanelli,                       Vice President of OFI Institutional Asset Management, Inc.
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Sara Zervos,                             None
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Alex Zhou,                               None
Assistant Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Ronald Zibelli, Jr.                      Formerly Managing Director and Small Cap Growth Team Leader at Merrill Lynch.
Vice President
---------------------------------------- -----------------------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
Oppenheimer Absolute Return Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Baring China Fund
Oppenheimer Baring Japan Fund
Oppenheimer Baring SMA International Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Commodity Strategy Total Return Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Equity Income Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Global Value Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer International Bond Fund
Oppenheimer Institutional Money Market Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund
   (a series of Oppenheimer International Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund
   (a series of Oppenheimer Municipal Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer Master Event-Linked Bond Fund, LLC
Oppenheimer Master Loan Fund, LLC
Oppenheimer Master International Value Fund, LLC
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
      Active Allocation Fund
      Equity Investor Fund
      Conservative Investor Fund
     Moderate Investor Fund
Oppenheimer Portfolio Series Fixed Income Active Allocation Fund
Oppenheimer Principal Protected Main Street Fund
   (a series of Oppenheimer Principal Protected Trust)
Oppenheimer Principal Protected Main Street Fund II
   (a series of Oppenheimer Principal Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III
   (a series of Oppenheimer Principal Protected Trust III)
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid-Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Real Estate Fund
Oppenheimer Rising Dividends Fund, Inc.
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Double Tax-Free Municipals
Oppenheimer Rochester General Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (1 series): Oppenheimer Value Fund
Oppenheimer SMA Core Bond Fund
Oppenheimer SMA International Bond Fund
Oppenheimer Strategic Income Fund
Oppenheimer Transition 2010 Fund
Oppenheimer Transition 2015 Fund
Oppenheimer Transition 2020 Fund
Oppenheimer Transition 2025 Fund
Oppenheimer Transition 2030 Fund
Oppenheimer Transition 2040 Fund
Oppenheimer Transition 2050 Fund
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Balanced Fund/VA Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA Oppenheimer Main Street Fund/VA Oppenheimer
     Main Street Small Cap Fund/VA Oppenheimer MidCap Fund/VA Oppenheimer Money
     Fund/VA Oppenheimer Strategic Bond Fund/VA Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial
Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, and OppenheimerFunds Legacy Program is
6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds,  Inc., OppenheimerFunds Distributor, Inc.,
HarbourView Asset Management  Corporation,  Oppenheimer  Acquisition  Corp., OFI
Private Investments Inc., OFI Institutional Asset Management,  Inc.  Oppenheimer
Real Asset Management, Inc. and OFI Trust Company is Two World Financial Center,
225 Liberty Street, 11th Floor, New York, New York 10281-1008.

The address of Tremont Group  Holdings,  Inc. is 555 Theodore Fremd Avenue,
Suite 206-C, Rye, New York 10580.

The  address  of  OppenheimerFunds   International  Ltd.  is  70  Sir  John
Rogerson's Quay, Dublin 2, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

The address of OppenheimerFunds International Distributor Limited is Suite 1601,
Central Tower, 28 Queen's Road Central, Hong Kong.

Item 27. Principal Underwriter

(a) OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's
shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and Part B of this Registration Statement and listed in
Item 26(b) above (except Panorama Series Fund, Inc.) and for MassMutual
Institutional Funds.

(b) The directors and officers of the Registrant's principal underwriter are:

------------------------------------------------ ------------------------------------ ---------------------------------
Name & Principal                                 Position & Office                    Position and Office
Business Address                                 with Underwriter                     with Registrant
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Timothy Abbhul(1)                                Vice President and Treasurer         None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Robert Agan(1)                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Anthony Allocco(2)                               Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Janette Aprilante(2)                             Secretary                            None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Tracey Apostolopoulos(1)                         Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
James Barker                                     Vice President                       None
1723 W. Nelson Street
Chicago, IL 60657
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kathleen Beichert(1)                             Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Rocco Benedetto(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Christopher Bergeron                             Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Rick Bettridge                                   Vice President                       None
11504 Flowering Plum Lane
Highland,  UT  84003
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
David A. Borrelli                                Vice President                       None
105 Black Calla Ct.
San Ramon, CA 94583
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Jeffrey R. Botwinick                             Vice President                       None
4431 Twin Pines Drive
Manlius, NY 13104
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Sarah Bourgraf(1)                                Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Bryan Bracchi                                    Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michelle Brennan(2)                              Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Joshua Broad(2)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kevin E. Brosmith                                Senior Vice President                None
5 Deer Path
South Natlick, MA 01760
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Jeffrey W. Bryan                                 Vice President                       None
1048 Malaga Avenue
Coral Gables, FL 33134
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Ross Burkstaller                                 Vice President                       None
211 Tulane Drive SE
Albuquerque, NM 87106
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Patrick Campbell(1)                              Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Robert Caruso                                    Vice President                       None
15 Deforest Road
Wilton, CT 06897
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Donelle Chisolm(2)                               Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Andrew Chronofsky                                Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Angelanto Ciaglia(2)                             Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Melissa Clayton(2)                               Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Craig Colby(2)                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Rodney Constable(1)                              Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Susan Cornwell(1)                                Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Neev Crane                                       Vice President                       None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael Daley                                    Vice President                       None
40W387 Oliver Wendell Holmes St
St. Charles, IL 60175
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Fredrick Davis                                   Vice President                       None
14431 SE 61st Street
Bellevue, WA 98006
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John Davis(2)                                    Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Stephen J. Demetrovits(2)                        Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Steven Dombrower                                 Vice President                       None
13 Greenbrush Court
Greenlawn, NY 11740
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Beth Arthur Du Toit(1)                           Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kent M. Elwell                                   Vice President                       None
35 Crown Terrace
Yardley, PA 19067
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Gregg A. Everett                                 Vice President                       None
4328 Auston Way
Palm Harbor, FL 34685-4017
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
George R. Fahey                                  Senior Vice President                None
9511 Silent Hills Lane
Lone Tree, CO 80124
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Eric C. Fallon                                   Vice President                       None
10 Worth Circle
Newton, MA 02458
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kristie Feinberg(2)                              Assistant Treasurer                  None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
James Fereday                                    Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Joseph Fernandez                                 Vice President                       None
1717 Richbourg Park Drive
Brentwood, TN 37027
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Mark J. Ferro                                    Senior Vice President                None
104 Beach 221st Street
Breezy Point, NY 11697
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Ronald H. Fielding(3)                            Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Eric P. Fishel                                   Vice President                       None
725 Boston Post Rd., #12
Sudbury, MA 01776
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Patrick W. Flynn                                 Senior Vice President                None
14083 East Fair Avenue
Englewood, CO 80111
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John E. Forrest(2)                               Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John ("J") Fortuna(2)                            Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Jayme D. Fowler                                  Vice President                       None
3818 Cedar Springs Road, #101-349
Dallas, TX 75219
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
William Friebel                                  Vice President                       None
2919 St. Albans Forest Circle
Glencoe, MO 63038
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Alyson Frost(2)                                  Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Richard Fuerman(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Charlotte Gardner(1)                             Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Lucio Giliberti                                  Vice President                       None
6 Cyndi Court
Flemington, NJ 08822
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
David Goldberg                                   Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael Gottesman                                Vice President                       None
255 Westchester Way
Birmingham, MI 48009
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Raquel Granahan(4)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Ralph Grant                                      Senior Vice President                None
10 Boathouse Close
Mt. Pleasant, SC 29464
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kahle Greenfield(2)                              Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Robert Grill(2)                                  Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Eric Grossjung                                   Vice President                       None
4002 N. 194th Street
Elkhorn, NE 68022
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael D. Guman                                 Vice President                       None
3913 Pleasant Avenue
Allentown, PA 18103
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
James E. Gunter                                  Vice President                       None
603 Withers Circle
Wilmington, DE 19810
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Garrett Harbron                                  Vice President                       None
8895 Hillsboro Road
Valles Mines, MO 63087
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kevin J. Healy(2)                                Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kenneth Henry(2)                                 Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Wendy G. Hetson(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Jennifer Hoelscher(1)                            Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
William E. Hortz(2)                              Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Edward Hrybenko(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Amy Huber(1)                                     Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Brian F. Husch                                   Vice President                       None
37 Hollow Road
Stonybrook, NY 11790
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Patrick Hyland(2)                                Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Keith Hylind(2)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kathleen T. Ives(1)                              Vice President & Assistant           Assistant Secretary
                                                 Secretary
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Shonda Rae Jaquez(2)                             Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Eric K. Johnson                                  Vice President                       None
8588 Colonial Drive
Lone Tree, CO 80124
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Elyse Jurman                                     Vice President                       None
5486 NW 42 Ave
Boca Raton, FL 33496
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Thomas Keffer(2)                                 Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael Keogh(2)                                 Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Brian Kiley(2)                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Lisa Klassen(1)                                  Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Richard Klein                                    Senior Vice President                None
4820 Fremont Avenue South
Minneapolis, MN 55419
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Richard Knott(1)                                 President and Director               None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Brent A. Krantz                                  Senior Vice President                None
61500 Tam McArthur Loop
Bend, OR 97702
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Eric Kristenson(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
David T. Kuzia                                   Vice President                       None
10258 S. Dowling Way
Highlands Ranch, CO 80126
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Tracey Lange(2)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John Laudadio                                    Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Jesse Levitt(2)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Julie Libby(2)                                   Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Eric J. Liberman                                 Vice President                       None
27 Tappan Ave., Unit West
Sleepy Hollow, NY 10591
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Malissa Lischin(2)                               Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Christina Loftus(2)                              Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Thomas Loncar                                    Vice President                       None
1401 North Taft Street, Apt. 726
Arlington, VA 22201
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Peter Maddox(2)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael Malik                                    Vice President                       None
546 Idylberry Road
San Rafael, CA 94903
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Steven C. Manns                                  Vice President                       None
1627 N. Hermitage Avenue
Chicago, IL 60622
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Todd A. Marion                                   Vice President                       None
24 Midland Avenue
Cold Spring Harbor, NY 11724
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
LuAnn Mascia(2)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael McDonald                                 Vice President                       None
11749 S Cormorant Circle
Parker, CO 80134
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John C. McDonough                                Senior Vice President                None
533 Valley Road
New Canaan, CT 06840
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kent C. McGowan                                  Vice President                       None
9510 190th Place SW
Edmonds, WA 98020
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Brian F. Medina                                  Vice President                       None
3009 Irving Street
Denver, CO 80211
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
William Meerman                                  Vice President                       None
4939 Stonehaven Drive
Columbus, OH 43220
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Saul Mendoza                                     Vice President                       None
503 Vincinda Crest Way
Tampa FL 33619
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Mark Mezzanotte                                  Vice President                       None
16 Cullen Way
Exeter, NH 03833
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Noah Miller(1)                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Clint Modler(1)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Robert Moser                                     Vice President                       None
9650 East Aspen Hill Circle
Lone Tree, CO 80124
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
David W. Mountford                               Vice President                       None
7820 Banyan Terrace
Tamarac, FL 33321
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Gzim Muja                                        Vice President                       None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Matthew Mulcahy(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Wendy Jean Murray                                Vice President                       None
32 Carolin Road
Upper Montclair, NJ 07043
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John S. Napier                                   Vice President                       None
17 Hillcrest Ave.
Darien, CT 06820
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Christina Nasta(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kevin P. Neznek(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Christopher Nicholson(2)                         Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Patrick Noble                                    Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Chad Noel                                        Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Bradford G. Norford                              Vice President                       None
5095 Lahinch Ct.
Westerville, OH 43082
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Alan Panzer                                      Vice President                       None
6755 Ridge Mill Lane
Atlanta, GA 30328
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Maria Paster(2)                                  Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Donald Pawluk(2)                                 Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Brian C. Perkes                                  Vice President                       None
6 Lawton Ct.
Frisco, TX 75034
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Wayne Perry                                      Vice President                       None
3900 Fairfax Drive Apt 813
Arlington, VA 22203
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Charles K. Pettit(2)                             Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Aaron Pisani(1)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Rachel Powers                                    Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Nicole Pretzel                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Minnie Ra                                        Vice President                       None
100 Dolores Street, #203
Carmel, CA 93923
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Dustin Raring                                    Vice President                       None
27 Blakemore Drive
Ladera Ranch, CA 92797
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael A. Raso                                  Vice President                       None
3 Vine Place
Larchmont, NY 10538
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Richard E. Rath                                  Vice President                       None
46 Mt. Vernon Ave.
Alexandria, VA 22301
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Ramsey Rayan(2)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
William J. Raynor(5)                             Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Corry Read(2)                                    Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Ruxandra Risko(2)                                Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
David R. Robertson(2)                            Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Ian M. Roche                                     Vice President                       None
7070 Bramshill Circle
Bainbridge, OH 44023
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael Rock                                     Vice President                       None
9016 Stourbridge Drive
Huntersville, NC 28078
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Stacey Roode                                     Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Thomas Sabow                                     Vice President                       None
6617 Southcrest Drive
Edina, MN 55435
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John Saunders                                    Vice President                       None
2251 Chantilly Ave.
Winter Park, FL 32789
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Thomas Schmitt                                   Vice President                       None
40 Rockcrest Rd
Manhasset, NY 11030
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
William Schories                                 Vice President                       None
3 Hill Street
Hazlet, NJ 07730
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Jennifer Sexton(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Eric Sharp                                       Vice President                       None
862 McNeill Circle
Woodland, CA 95695
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Debbie A. Simon                                  Vice President                       None
55 E. Erie St., #4404
Chicago, IL 60611
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Bryant Smith                                     Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Christopher M. Spencer                           Vice President                       None
2353 W 118th Terrace
Leawood, KS 66211
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John A. Spensley                                 Vice President                       None
375 Mallard Court
Carmel, IN 46032
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael Staples                                  Vice President                       None
4255 Jefferson St Apt 328
Kansas City, MO 64111
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Alfred St. John(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Bryan Stein                                      Vice President                       None
8 Longwood Rd.
Voorhees, NJ 08043
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John Stoma(2)                                    Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Wayne Strauss(3)                                 Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Brian C. Summe                                   Vice President                       None
2479 Legends Way
Crestview Hills, KY 41017
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael Sussman(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
George T. Sweeney                                Senior Vice President                None
5 Smokehouse Lane
Hummelstown, PA 17036
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
James Taylor(2)                                  Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Martin Telles(2)                                 Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Paul Temple(2)                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Troy Testa                                       Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
David G. Thomas                                  Vice President                       None
16628 Elk Run Court
Leesburg, VA 20176
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Mark S. Vandehey(1)                              Vice President and Chief             Vice President and Chief
                                                 Compliance Officer                   Compliance Officer
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Vincent Vermete(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Teresa Ward(1)                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Janeanne Weickum(1)                              Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael J. Weigner                               Vice President                       None
4905 W. San Nicholas Street
Tampa, FL 33629
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Donn Weise                                       Vice President                       None
3249 Earlmar Drive
Los Angeles, CA 90064
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Chris G. Werner                                  Vice President                       None
98 Crown Point Place
Castle Rock, CO 80108
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Catherine White(2)                               Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Ryan Wilde(1)                                    Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Julie Wimer(2)                                   Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Donna Winn(2)                                    Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Peter Winters                                    Vice President                       None
911 N. Organce Ave, Pat. 514
Orlando, FL 32801
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Patrick Wisneski(1)                              Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kurt Wolfgruber(2)                               Director                             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Meredith Wolff(2)                                Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michelle Wood(2)                                 Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Cary Patrick Wozniak                             Vice President                       None
18808 Bravata Court
San Diego, CA 92128
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John Charles Young                               Vice President                       None
3914 Southwestern
Houston, TX 77005
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Jill Zachman(2)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Robert G. Zack(2)                                General Counsel & Director           Vice President & Secretary
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Steven Zito(1)                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------

(1) 6803 South Tucson Way, Centennial, CO 80112-3924
(2) Two World Financial Center, 225 Liberty Street, 11th Floor, New York, NY
10281-1008
(3) 350 Linden Oaks, Rochester, NY 14623
(4) 555 Theodore Fremd Avenue, Rye, NY 10580
(5) Independence Wharf, 470 Atlantic Avenue, 11th Floor, Boston, MA 02210

(c) Not applicable.

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                        SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment
Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment
No. 2 to the Initial Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 6th day of November, 2008.

                                            OPPENHEIMER TARGET DISTRIBUTION & GROWTH FUND

                                            By: John V. Murphy*
                                                ----------------------------------------
                                                 John V. Murphy, President
                                                 Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                                  Title                                     Date

William L. Armstrong*                       Chairman of the Board                       November 6, 2008
-------------------------------
William L. Armstrong                        of Trustees

John V. Murphy*                             President, Principal Executive              November 6, 2008
-------------------------------
John V. Murphy                              Officer and Trustee

Brian W. Wixted*                            Treasurer, Principal                        November 6, 2008
-------------------------------
Brian W. Wixted                             Financial & Accounting Officer

George C. Bowen*                            Trustee                                     November 6, 2008
-------------------------------
George C. Bowen

Edward L. Cameron*                          Trustee                                     November 6, 2008
-------------------------------
Edward L. Cameron

Jon S. Fossel*                              Trustee                                     November 6, 2008
-------------------------------
Jon S. Fossel

Sam Freedman*                               Trustee                                     November 6, 2008
-------------------------------
Sam Freedman

Richard F. Grabish*                         Trustee                                     November 6, 2008
-------------------------------
Richard F. Grabish

Beverly L. Hamilton*                        Trustee                                     November 6, 2008
-------------------------------
Beverly L. Hamilton

Robert J. Malone*                           Trustee                                     November 6, 2008
-------------------------------
Robert J. Malone

F. William Marshall, Jr.*                   Trustee                                     November 6, 2008
-------------------------------
F. William Marshall, Jr.

*By:     /s/ Mitchell J. Lindauer
         --------------------------------------
         Mitchell J. Lindauer, Attorney-in-Fact

                      OPPENHEIMER TARGET DISTRIBUTION & GROWTH FUND

            Pre-Effective Amendment No. 2 to the Registration Statement

                                      EXHIBIT INDEX

Exhibit No.              Description

23 (i)         Opinion and Consent of Counsel

   (j)         Independent Registered Public Accounting Firm's Consent

   (l)         Investment Letter from OppenheimerFunds, Inc. to Registrant